   As filed with the Securities and Exchange Commission on January 27, 1997
                                                     File Nos. 33-8021; 811-4801
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A

                  REGISTRATION STATEMENT UNDER THE SECURITIES
                                  ACT OF 1933
                            Pre-Effective Amendment No.              -
                         Post-Effective Amendment No. 19             X
                                     and/or
              REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                  ACT OF 1940                        -
                                Amendment No. 18                     X
                        (Check appropriate box or boxes)

                            SUNAMERICA EQUITY FUNDS
               (Exact Name of Registrant as Specified in Charter)
                             The SunAmerica Center
                          733 Third Avenue - 3rd Floor
                            New York, NY  10017-3204
               (Address of Principal Executive Office)(Zip Code)

              Registrant's telephone number, including area code:
                                 (800) 858-8850

                                Robert M. Zakem
                   Senior Vice President and General Counsel
                       SunAmerica Asset Management Corp.
                             The SunAmerica Center
                          733 Third Avenue - 3rd Floor
                            New York, NY  10017-3204
                    (Name and Address of Agent for Service)

                                    Copy to:

                             Margery K. Neale, Esq.
                   Shereff, Friedman, Hoffman, & Goodman, LLP
                                919 Third Avenue
                              New York, NY  10022

                 Approximate Date of Proposed Public Offering:
  As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate box) _ immediately upon filing pursuant to paragraph (b) of Rule 485
X on January 30, 1997 pursuant to paragraph (b) of Rule 485
_ 60 days after filing pursuant to paragraph (a) of Rule 485
_ on (date) pursuant to paragraph (a) of Rule 485
-------------------------------------------------------------------

  Registrant has elected to register an indefinite number of shares of beneficial interest, par value $.01 per share, under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Rule 24f-2 Notice for Registrant's fiscal year ended September 30, 1996 was filed on November 22, 1996.

                            SUNAMERICA EQUITY FUNDS

                             CROSS REFERENCE SHEET
                            Pursuant to Rule 481(a)
                        Under the Securities Act of 1933

PART A
Item No.    Registration Statement Caption               Caption in Prospectus
--------    ------------------------------               ---------------------
      1     Cover Page                                   Cover Page

      2     Synopsis                                     Summary of Fund Expenses

      3     Condensed Financial Information              Financial Highlights; Performance Data

      4     General Description of Registrant            Investment Objectives, Policies and
                                                         Restrictions; Investment Techniques and Risk
                                                         Factors; General Information

      5     Management of the Fund                       Management of the Trust; Portfolio
                                                         Transactions, Brokerage and Turnover

      5A    Management's Discussion of Fund Performance                *

      6     Capital Stock and Other                      Dividends, Distributions and Taxes;
            Securities                                   General Information

      7     Purchase of Securities Being                 Purchase of Shares; Determination
            Offered                                      of Net Asset Value

      8     Redemption or Repurchase                     Redemption of Shares; Exchange Privilege

      9     Pending Legal Proceedings                    Inapplicable


PART B                                                   Caption in Statement
Item No.    Registration Statement Caption               of Additional Information
--------    ------------------------------               -------------------------
     10     Cover Page                                   Cover Page

     11     Table of Contents                            Cover Page

     12     General Information and History              History of the Funds

     13     Investment Objectives and                    Investment Objectives and Policies;
            Policies                                     Investment Restrictions; Portfolio
                                                         Turnover; Appendix

     14     Management of the Fund                       Trustees and Officers

     15     Contact Persons and Principal Holders        Inapplicable
            of Securities

     16     Investment Advisory and Other                Adviser, Sub-Adviser, Distributor and
            Services                                     Administrator; Additional Information

     17     Brokerage Allocation and Other Practices     Portfolio Transactions and Brokerage

     18     Capital Stock and Other Securities           Dividends, Distributions and Taxes;
                                                         Description of Shares; Additional
                                                         Information

     19     Purchase, Redemption and Pricing             Additional Information Regarding Purchase
            of Securities Being Offered                  of Shares; Additional Information Regarding
                                                         Redemption of Shares; Determination of Net
                                                         Asset Value; Retirement Plans

     20     Tax Status                                   Dividends, Distributions and Taxes

     21     Underwriters                                 Adviser, Sub-Adviser, Distributor and
                                                         Administrator

     22     Calculation of Performance Data              Performance Data

     23     Financial Statements                         Financial Statements

PART C
     The information required to be included in Part C is set forth under the appropriate item, so numbered in Part C of this Registration Statement.

                            SUNAMERICA EQUITY FUNDS
       THE SUNAMERICA CENTER, 733 THIRD AVENUE, NEW YORK, NY 10017-3204

                 GENERAL MARKETING AND SHAREHOLDER INFORMATION

                                (800) 858-8850

  SunAmerica Equity Funds is an open-end management investment company (the "Trust") the Trust currently offers six different investment funds (each, a "Fund" and collectively, the "Funds") with distinct investment objectives and/or strategies. Each Fund is advised and/or managed by SunAmerica Asset Management Corp. (the "Adviser"). AIG Global Investment Corp. ("AIG Global") serves as sub-adviser for the foreign equity component of the SunAmerica Global Balanced Fund. (AIG Global is referred to hereinafter as the "Sub-Adviser"). An investor may invest in one or more of the following Funds with the corresponding investment objectives:

  SunAmerica Balanced Assets Fund ("Balanced Assets Fund")--seeks to conserve principal by maintaining at all times a balanced portfolio of stocks and bonds.

  SunAmerica Global Balanced Fund ("Global Balanced Fund")--seeks capital appreciation while conserving principal by maintaining at all times a balanced portfolio of domestic and foreign stocks and bonds.

  SunAmerica Blue Chip Growth Fund ("Blue Chip Growth Fund")--seeks capital appreciation by investing primarily in equity securities of companies with large market capitalizations.

  SunAmerica Mid-Cap Growth Fund ("Mid-Cap Growth Fund")--seeks capital appreciation by investing primarily in equity securities of medium-sized companies.

  SunAmerica Small Company Growth Fund ("Small Company Growth Fund")--seeks capital appreciation by investing primarily in equity securities of small capitalization growth companies.

  SunAmerica Growth and Income Fund ("Growth and Income Fund")--seeks capital appreciation and current income by investing primarily in common stocks.

  Each Fund currently offers Class A and Class B shares. The offering price is the next-determined net asset value per share, plus for each class a sales charge which, at the investor's option, may be (i) imposed at the time of purchase (Class A shares) or (ii) deferred (Class B shares and purchases of Class A shares in excess of $1 million). Class B shares are offered without an initial sales charge, although a declining contingent deferred sales charge ("CDSC") may be imposed on redemptions made within six years of purchase. Class B shares of each Fund will convert automatically to Class A shares on the first business day of the month following the seventh anniversary of the issuance of such Class B shares and at such time will be subject to the lower distribution fee applicable to Class A shares. Each class makes distribution and account maintenance and service fee payments under a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). See "Purchase of Shares."

  Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank through which such shares may be sold, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

  This Prospectus explains concisely what you should know before investing in any of the Funds. Please read it carefully before investing and retain it for future reference. You can find more detailed information about the Funds in the Statement of Additional Information dated January 30, 1997, which is incorporated by reference into this Prospectus, and further information about the performance of the Funds in the Trust's Annual Report to Shareholders. The Statement of Additional Information and Annual Report to Shareholders may be obtained without charge by contacting the Trust at the address or telephone number listed above.

-------------------------------------------------------------------------------
THESE SECURITIES  HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE  SECURITIES AND
 EXCHANGE COMMISSION  OR ANY STATE SECURITIES COMMISSION NOR  HAS THE SECURI-
  TIES AND EXCHANGE  COMMISSION OR ANY STATE SECURITIES  COM- MISSION PASSED
   UPON THE ACCURACY OR ADEQUACY  OF THIS PROSPECTUS. ANY REPRESENTATION TO
    THE CONTRARY IS A CRIMINAL OFFENSE.
-------------------------------------------------------------------------------

                    PROSPECTUS DATED JANUARY 30, 1997

                             TABLE OF CONTENTS

                                     PAGE
                                     -----
Prospectus.........................  Cover
Summary of Fund Expenses...........      2
Financial Highlights...............      4
Investment Objectives, Policies and
 Restrictions                            7
Balanced Assets Fund...............      7
Global Balanced Fund...............      7
Blue Chip Growth Fund..............      9
Mid-Cap Growth Fund................      9
Small Company Growth Fund..........     10
Growth and Income Fund.............     10

                                       PAGE
                                       ----
Investment Techniques and
 Risk Factors......................     11
Management of the Trust............     17
Purchase of Shares.................     20
Redemption of Shares...............     23
Exchange Privilege.................     24
Portfolio Transactions, Brokerage
 and Turnover......................     25
Determination of Net Asset Value...     26
Performance Data...................     26
Dividends, Distributions and
 Taxes.............................     26
General Information................     27

                            SUMMARY OF FUND EXPENSES

  A general comparison of the sales arrangements and other non-recurring expenses applicable to Class A shares and Class B shares follows:

                                                                              SMALL
                          BALANCED      GLOBAL      BLUE CHIP    MID-CAP     COMPANY   GROWTH AND
                         ASSETS FUND BALANCED FUND GROWTH FUND GROWTH FUND GROWTH FUND INCOME FUND
                         ----------- ------------- ----------- ----------- ----------- -----------
                         CLASS CLASS CLASS  CLASS  CLASS CLASS CLASS CLASS CLASS CLASS CLASS CLASS
                           A     B     A      B      A     B     A     B     A     B     A     B
                         ----- ----- ------ ------ ----- ----- ----- ----- ----- ----- ----- -----
Shareholder Transaction Expenses
 Maximum Initial Sales
  Load(/1/)............. 5.75%  None  5.75%   None 5.75%  None 5.75%  None 5.75%  None 5.75%  None
 Maximum Sales Load on
  Reinvested Dividends..  None  None   None   None  None  None  None  None  None  None  None  None
 Maximum Deferred Sales
  Load(/2/).............  None 4.00%   None  4.00%  None 4.00%  None 4.00%  None 4.00%  None 4.00%
 Redemption Fees(/3/)...  None  None   None   None  None  None  None  None  None  None  None  None
 Exchange Fees..........  None  None   None   None  None  None  None  None  None  None  None  None
Annual Fund Operating Expenses (net
 of fee waivers/expense reimburse-
 ments)(/4/)
  (as a percentage of average net assets)
 Management Fees........ 0.75% 0.75%  0.60%  0.60% 0.75% 0.75% 0.75% 0.75% 0.75% 0.75% 0.43% 0.43%
 12b-1 Fees(/5/)........ 0.35% 1.00%  0.35%  1.00% 0.35% 1.00% 0.35% 1.00% 0.35% 1.00% 0.35% 1.00%
 Other Expenses......... 0.42% 0.37%  1.20%  1.20% 0.47% 0.48% 0.52% 0.57% 0.43% 0.41% 0.50% 0.50%
                         ----- ----- ------ ------ ----- ----- ----- ----- ----- ----- ----- -----
Total Operating
 Expenses(/6/).......... 1.52% 2.12%  2.15%  2.80% 1.57% 2.23% 1.62% 2.32% 1.53% 2.16% 1.28% 1.93%
                         ===== ===== ====== ====== ===== ===== ===== ===== ===== ===== ===== =====

-------
(1) The front-end sales charge on Class A shares decreases with the size of the purchase to 0% for purchases of $1,000,000 or more. See "Purchase of Shares."

(2) Purchases of Class A shares in excess of $1,000,000 will be subject to a CDSC on redemptions made within one year of purchase. The CDSC on Class B shares applies only if a redemption occurs within six years from their purchase date.
(3) A $15.00 fee may be imposed for wire redemptions.

(4) The information provided is based on data for the fiscal year ended September 30, 1996, with the exception of Growth and Income Fund Class A and Class B, which represents estimated expenses for the current fiscal year. The Growth and Income Fund's expenses for the year ended September 30, 1995 were .46% for Class A and .30% for Class B, net of expenses waivers and reimbursements.
(5) 0.25% of the 12b-1 fee comprises an Account Maintenance and Service Fee. A portion of the Account Maintenance and Service Fee is allocated to member firms of the National Association of Securities Dealers, Inc. for continuous personal service by such members to investors in the Funds, such as responding to shareholder inquiries, quoting net asset values, providing current marketing material and attending to other shareholder matters. Class B shareholders who own their shares for an extended period of time may pay more in Rule 12b-1 distribution fees than the economic equivalent of the maximum front-end sales charge permitted under the Rules of Fair Practice of the National Association of Securities Dealers, Inc.

(6) For the fiscal year ended September 30, 1996, the total operating expenses (on a gross basis) for Global Balanced Fund Class A and Class B, and Growth and Income Fund Class A and Class B were: 2.59%, 3.21%, 1.97% and 2.72%, respectively.

EXAMPLE:

  You would pay the following expenses on a $1,000 investment over various time periods assuming (1) a 5% annual rate of return and (2) redemption at the end of each time period. The 5% return and the expenses used in this example should not be considered indicative of actual or expected performance or expenses both of which will vary:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                ------ ------- ------- --------
BALANCED ASSETS FUND
 (Class A shares)..............................  $72    $103    $136     $228
 (Class B shares)*.............................  $62    $ 96    $134     $223
GLOBAL BALANCED FUND
 (Class A shares)..............................  $78    $121    $166     $291
 (Class B shares)*.............................  $68    $117    $168     $290
BLUE CHIP GROWTH FUND
 (Class A shares)..............................  $73    $104    $138     $234
 (Class B shares)*.............................  $63    $100    $139     $232
MID-CAP GROWTH FUND
 (Class A shares)..............................  $73    $106    $141     $239
 (Class B shares)*.............................  $64    $102    $144     $240
SMALL COMPANY GROWTH FUND
 (Class A shares)..............................  $72    $103    $136     $229
 (Class B shares)*.............................  $62    $ 98    $136     $226
GROWTH AND INCOME FUND
 (Class A shares)..............................  $70    $ 96    $124     $203
 (Class B shares)*.............................  $60    $ 91    $124     $201

  You would pay the following expenses on the same investment, assuming no redemption:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                ------ ------- ------- --------
BALANCED ASSETS FUND
 (Class A shares)..............................  $72    $103    $136     $228
 (Class B shares)*.............................  $22    $ 66    $114     $223
GLOBAL BALANCED FUND
 (Class A shares)..............................  $78    $121    $166     $291
 (Class B shares)*.............................  $28    $ 87    $148     $290
BLUE CHIP GROWTH FUND
 (Class A shares)..............................  $73    $104    $138     $234
 (Class B shares)*.............................  $23    $ 70    $119     $232
MID-CAP GROWTH FUND
 (Class A shares)..............................  $73    $106    $141     $239
 (Class B shares)*.............................  $24    $ 72    $124     $240
SMALL COMPANY GROWTH FUND
 (Class A shares)..............................  $72    $103    $136     $229
 (Class B shares)*.............................  $22    $ 68    $116     $226
GROWTH AND INCOME FUND
 (Class A shares)..............................  $70    $ 96    $124     $203
 (Class B shares)*.............................  $20    $ 61    $104     $201

  The foregoing examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

-------
* Class B shares convert to Class A shares on the first business day of the month following the seventh anniversary of the purchase of such Class B shares. Therefore, with respect to the 10-year expense information, years 8, 9 and 10 reflect the expenses attributable to ownership of Class A shares.

                              FINANCIAL HIGHLIGHTS

  The following financial highlights for each of the three years ended September 30, 1996 and for the period July 1, 1993 through September 30, 1993 and for the three years in the period ended June 30, 1993 for the Balanced Assets Fund and the periods through September 30, 1996 for the Blue Chip Growth Fund, has been audited by Price Waterhouse LLP, each Fund's independent accountants, whose report on the financial statements containing such information for the five years in the period ended September 30, 1996 is included in the Annual Report to Shareholders. These Financial Highlights should be read in conjunction with each Fund's financial statements and notes thereto, which are included in the Statement of Additional Information and are incorporated by reference herein.

                                              NET
                                          GAIN (LOSS)
                                              ON
                                          INVESTMENTS   TOTAL    DIVIDENDS DISTRI-            NET                 NET
               NET ASSET    NET              (BOTH       FROM    FROM NET  BUTIONS           ASSET               ASSETS
                 VALUE    INVEST-          REALIZED    INVEST-    INVEST-   FROM     TOTAL   VALUE,              END OF
PERIOD         BEGINNING    MENT              AND        MENT      MENT    CAPITAL  DISTRI-  END OF    TOTAL     PERIOD
ENDED          OF PERIOD   INCOME         UNREALIZED) OPERATIONS  INCOME    GAINS   BUTIONS  PERIOD RETURN(/1/)  (000'S)
------------------------------------------------------------------------------------------------------------------------

                                               BALANCED ASSETS FUND

                                                     CLASS A
09/24/93-
09/30/93(/3/)   $15.07   $      --          $ 0.06      $ 0.06    $  --    $  --    $   --   $15.13     0.40 %  $ 33,381
09/30/94         15.13    0.30(/5/)          (0.23)       0.07     (0.28)   (0.30)   (0.58)   14.62     0.50      52,098
09/30/95         14.62    0.32(/5/)           2.51        2.83     (0.45)   (0.58)   (1.03)   16.42    20.68     119,916
09/30/96         16.42      0.27(5)           1.39        1.66     (0.28)   (0.99)   (1.27)   16.81    10.65     147,035

                                      RATIO
                                      OF NET
               RATIO OF              INVEST-
               EXPENSES                MENT
                  TO                  INCOME                          AVERAGE
               AVERAGE                  TO                           COMMISSION
PERIOD           NET                 AVERAGE               PORTFOLIO    PER
ENDED           ASSETS              NET ASSETS             TURNOVER  SHARE(/2/)
-------------------------------------------------------------------------------

                            BALANCED ASSETS FUND

                                  CLASS A
09/24/93-
09/30/93(/3/)    1.54%(4)              0.46%(4)                25%        N/A
09/30/94         1.58                  2.00                   141         N/A
09/30/95         1.50                  2.13                   130         N/A
09/30/96         1.52                  1.63                   187      0.0611

                                              NET
                                          GAIN (LOSS)
                                              ON
                                          INVESTMENTS   TOTAL    DIVIDENDS DISTRI-            NET                 NET
               NET ASSET    NET              (BOTH       FROM    FROM NET  BUTIONS           ASSET               ASSETS
                 VALUE    INVEST-          REALIZED    INVEST-    INVEST-   FROM     TOTAL   VALUE,              END OF
PERIOD         BEGINNING    MENT              AND        MENT      MENT    CAPITAL  DISTRI-  END OF    TOTAL     PERIOD
ENDED          OF PERIOD   INCOME         UNREALIZED) OPERATIONS  INCOME    GAINS   BUTIONS  PERIOD RETURN(/1/)  (000'S)
------------------------------------------------------------------------------------------------------------------------

                                               BALANCED ASSETS FUND

                                                   CLASS B(6)
06/30/87        $13.99   $0.14(/5/)         $ 1.32      $ 1.46    $(0.11)  $(0.62)  $(0.73)  $14.72     9.87 %  $141,055
06/30/88         14.72    0.23(/5/)          (0.52)      (0.29)    (0.23)   (0.72)   (0.95)   13.48    (1.49)    151,924
06/30/89         13.48    0.37(/5/)           0.70        1.07     (0.38)     --     (0.38)   14.17     8.22     131,317
06/30/90         14.17    0.53(/5/)           1.26        1.79     (0.53)     --     (0.53)   15.43    12.89     123,611
06/30/91         15.43    0.39(/5/)           0.18        0.57     (0.25)     --     (0.25)   15.75     4.41      90,239
06/30/92         15.75    0.33(/5/)           0.98        1.31     (0.42)   (1.01)   (1.43)   15.63     7.51      83,234
06/30/93         15.63    0.30(/5/)           2.63        2.93     (0.30)   (2.40)   (2.70)   15.86    20.29     113,871
07/01/93-
09/30/93         15.86    0.05(/5/)           0.49        0.54     (0.06)   (1.21)   (1.27)   15.13     3.44     137,456
09/30/94         15.13    0.20(/5/)          (0.23)      (0.03)    (0.18)   (0.30)   (0.48)   14.62    (0.14)    180,655
09/30/95         14.62    0.23(/5/)           2.51        2.74     (0.36)   (0.58)   (0.94)   16.42    19.96     162,115
09/30/96         16.42    0.17(/5/)           1.38        1.55     (0.18)   (0.99)   (1.17)   16.80     9.93     171,197

                                      RATIO
                                      OF NET
               RATIO OF              INVEST-
               EXPENSES                MENT
                  TO                  INCOME                          AVERAGE
               AVERAGE                  TO                           COMMISSION
PERIOD           NET                 AVERAGE               PORTFOLIO    PER
ENDED           ASSETS              NET ASSETS             TURNOVER  SHARE(/2/)
-------------------------------------------------------------------------------

                            BALANCED ASSETS FUND

                                  CLASS B(6)
06/30/87         2.13%                 0.95%                   76%        N/A
06/30/88         2.01                  1.65                    58         N/A
06/30/89         2.02                  2.74                    59         N/A
06/30/90         1.92                  3.55                    33         N/A
06/30/91         1.94(/7/)             2.65(/7/)               56         N/A
06/30/92         1.93(/8/)             2.04(/8/)              151         N/A
06/30/93         1.91(/9/)             1.94(/9/)              251         N/A
07/01/93-
09/30/93         2.10(4)(10)           1.36(4)(10)             25         N/A
09/30/94         2.21                  1.36                   141         N/A
09/30/95         2.12                  1.59                   130         N/A
09/30/96         2.12                  1.03                   187      0.0611

                                              NET
                                          GAIN (LOSS)
                                              ON
                                          INVESTMENTS   TOTAL    DIVIDENDS DISTRI-            NET                 NET
               NET ASSET    NET              (BOTH       FROM    FROM NET  BUTIONS           ASSET               ASSETS
                 VALUE    INVEST-          REALIZED    INVEST-    INVEST-   FROM     TOTAL   VALUE,              END OF
PERIOD         BEGINNING    MENT              AND        MENT      MENT    CAPITAL  DISTRI-  END OF    TOTAL     PERIOD
ENDED          OF PERIOD   INCOME         UNREALIZED) OPERATIONS  INCOME    GAINS   BUTIONS  PERIOD RETURN(/1/)  (000'S)
------------------------------------------------------------------------------------------------------------------------

                                            BLUE CHIP GROWTH FUND(11)

                                                     CLASS A
10/08/93-
09/30/94(/3/)   $16.24   $     0.09(/5/)    $(0.26)     $(0.17)   $  --    $(0.65)  $(0.65)  $15.42    (1.05)%  $  3,207
09/30/95         15.42         0.02(/5/)      2.99        3.01       --     (1.09)   (1.09)   17.34    21.29      42,407
09/30/96         17.34        (0.03)(/5/)     2.22        2.19       --     (1.91)   (1.91)   17.62    13.88      51,993

                                      RATIO
                                      OF NET
               RATIO OF              INVEST-
               EXPENSES                MENT
                  TO                  INCOME                          AVERAGE
               AVERAGE                  TO                           COMMISSION
PERIOD           NET                 AVERAGE               PORTFOLIO    PER
ENDED           ASSETS              NET ASSETS             TURNOVER  SHARE(/2/)
-------------------------------------------------------------------------------

                             BLUE CHIP GROWTH FUND(11)

                                   CLASS A
10/08/93-
09/30/94(/3/)    1.64%(/4/)(/1//2/)    0.65%(/4/)(/1//2/)     170%        N/A
09/30/95         1.58(/3/)             0.11(13)               251         N/A
09/30/96         1.57                 (0.18)                  269      0.0600

                                              NET
                                          GAIN (LOSS)
                                              ON
                                          INVESTMENTS   TOTAL    DIVIDENDS DISTRI-            NET                 NET
               NET ASSET    NET              (BOTH       FROM    FROM NET  BUTIONS           ASSET               ASSETS
                 VALUE    INVEST-          REALIZED    INVEST-    INVEST-   FROM     TOTAL   VALUE,              END OF
PERIOD         BEGINNING    MENT              AND        MENT      MENT    CAPITAL  DISTRI-  END OF    TOTAL     PERIOD
ENDED          OF PERIOD   INCOME         UNREALIZED) OPERATIONS  INCOME    GAINS   BUTIONS  PERIOD RETURN(/1/)  (000'S)
------------------------------------------------------------------------------------------------------------------------

                                            BLUE CHIP GROWTH FUND(11)

                                                   CLASS B
12/31/87        $13.14   $     0.03         $(1.05)     $(1.02)   $(0.03)  $(1.56)  $(1.59)  $10.53    (7.48)%  $185,939
12/31/88         10.53         0.16           2.91        3.07     (0.17)   (0.60)   (0.77)   12.83    29.34     216,582
12/31/89         12.83         0.17           1.47        1.64     (0.17)   (1.35)   (1.52)   12.95    12.76     207,549
12/31/90         12.95         0.04          (3.29)      (3.25)    (0.05)     --     (0.05)    9.65   (25.11)    123,379
12/31/91          9.65        (0.06)          2.94        2.88       --       --       --     12.53    29.84     105,734
12/31/92         12.53        (0.13)          1.19        1.06       --       --       --     13.59     8.46      83,237
01/01/93-
09/30/93         13.59        (0.02)(/5/)     2.71        2.69       --       --       --     16.28    19.79      79,774
09/30/94         16.28        (0.01)(/5/)    (0.28)      (0.29)      --     (0.65)   (0.65)   15.34    (1.81)     71,749
09/30/95         15.34        (0.01)(/5/)     2.89        2.88       --     (1.09)   (1.09)   17.13    20.51      39,533
09/30/96         17.13        (0.14)(/5/)     2.19        2.05       --     (1.91)   (1.91)   17.27    13.17      36,199

                                      RATIO
                                      OF NET
               RATIO OF              INVEST-
               EXPENSES                MENT
                  TO                  INCOME                          AVERAGE
               AVERAGE                  TO                           COMMISSION
PERIOD           NET                 AVERAGE               PORTFOLIO    PER
ENDED           ASSETS              NET ASSETS             TURNOVER  SHARE(/2/)
-------------------------------------------------------------------------------

                             BLUE CHIP GROWTH FUND(11)

                                      CLASS B
12/31/87         2.41%(/1//4/)         3.32%(/1//4/)           41%        N/A
12/31/88         2.35                  1.20                    47         N/A
12/31/89         2.36                  1.12                    67         N/A
12/31/90         2.51                  3.36                    90         N/A
12/31/91         2.50                 (0.42)                   79         N/A
12/31/92         2.53                 (0.75)                  192         N/A
01/01/93-
09/30/93         2.46(/4/)            (0.14)(/4/)             171         N/A
09/30/94         2.28                 (0.05)                  170         N/A
09/30/95         2.22                 (0.09)                  251         N/A
09/30/96         2.23                 (0.83)                  269      0.0600

-------

(1) Total return is not annualized and does not reflect sales load.

(2) The average commission per share is derived by taking the agency commissions paid on equity securities trades and dividing by the number of shares purchased or sold.

(3) Commencement of sale of respective class of shares.

(4) Annualized.

(5) Calculated based upon average shares outstanding.

(6) Shares of the SunAmerica Balanced Assets Fund series of SunAmerica Fund Group were redesignated as Class B shares of SunAmerica Balanced Assets Fund. In addition, the Fund changed its fiscal year end to September 30, effective September 24, 1993.

(7) Net of expense reimbursement equivalent to .29% of average net assets in fiscal 1991.

(8) Net of expense reimbursement equivalent to .12% of average net assets in fiscal 1992.

(9) Net of expense reimbursement equivalent to .05% of average net assets in fiscal 1993.

(10) Net of expense reimbursement equivalent to .04% of average net assets for the period ended September 30, 1993.

(11) Blue Chip Growth Fund changed its fiscal year end to September 30, effective September 24, 1993.


(12) Net of expense reimbursement equivalent to 1.66% of average net assets for the period ended September 30, 1994.
(13) Net of fee waiver/expense reimbursement equivalent to .11% of average net assets for the fiscal year ended September 30, 1995.

(14) Net of fee waiver equivalent to .05% of average net assets in fiscal 1987.

  The following financial highlights for the periods through September 30, 1996, has been audited by Price Waterhouse LLP, each Fund's independent accountants, whose report on the financial statements containing such information for the five years in the period ended September 30, 1996 is included in the Annual Report to Shareholders. These Financial Highlights should be read in conjunction with each Fund's financial statements and notes thereto, which are included in the Statement of Additional Information and are incorporated by reference herein.

                                              NET
                                          GAIN (LOSS)
                                              ON
                                          INVESTMENTS   TOTAL    DIVIDENDS DISTRI-            NET                 NET
                  NET ASSET   NET            (BOTH       FROM    FROM NET  BUTIONS           ASSET              ASSETS,
                    VALUE   INVEST-        REALIZED    INVEST-    INVEST-   FROM     TOTAL   VALUE,              END OF
PERIOD            BEGINNING  MENT             AND        MENT      MENT    CAPITAL  DISTRI-  END OF    TOTAL     PERIOD
ENDED             OF PERIOD INCOME        UNREALIZED) OPERATIONS  INCOME    GAINS   BUTIONS  PERIOD RETURN(/1/) (000'S)
------------------------------------------------------------------------------------------------------------------------

                                              MID-CAP GROWTH FUND(3)

                                                    CLASS A
11/30/87(/4/)      $11.91   $ 0.07          $(1.44)     $(1.37)   $(0.04)     --    $(0.04)  $10.50   (11.61)%  $ 18,429
11/30/88            10.50     0.47            2.36        2.83     (0.08)     --     (0.08)   13.25    26.97      28,082
11/30/89            13.25     0.17            4.42        4.59     (0.29)  $(0.54)   (0.83)   17.01    36.39      48,188
11/30/90            17.01     0.30           (3.08)      (2.78)    (0.24)   (1.09)   (1.33)   12.90   (17.62)     27,460
11/30/91            12.90     0.16            3.09        3.25     (0.25)   (2.60)   (2.85)   13.30    31.13      29,142
11/30/92            13.30    (0.07)           2.87        2.80     (0.02)   (0.44)   (0.46)   15.64    21.42      30,024
12/01/92-
09/30/93            15.64    (0.09)(/7/)      3.17        3.08       --     (0.69)   (0.69)   18.03    20.42      34,918
09/30/94            18.03     0.04 (/7/)     (1.64)      (1.60)      --     (2.65)   (2.65)   13.78    (9.60)     32,906
09/30/95            13.78    (0.08)(/7/)      4.14        4.06     (0.04)     --     (0.04)   17.80    29.51      37,714
09/30/96            17.80    (0.12)(/7/)      2.21        2.09       --     (2.11)   (2.11)   17.78    12.92      41,904

                                      RATIO
                                      OF NET
                  RATIO OF           INVEST-
                  EXPENSES             MENT
                     TO               INCOME             PORT-  AVERAGE
                  AVERAGE               TO               FOLIO COMMISSION
PERIOD              NET              AVERAGE             TURN-    PER
ENDED              ASSETS           NET ASSETS           OVER  SHARE(/2/)
-------------------------------------------------------------------------

                           MID-CAP GROWTH FUND(3)

                                  CLASS A
11/30/87(/4/)       1.30%(/5/)(/6/)    1.10%(/5/)(/6/)    202%      N/A
11/30/88            1.84               3.47                89       N/A
11/30/89            1.83               0.85                54       N/A
11/30/90            1.84               1.72                65       N/A
11/30/91            1.76               1.20               225       N/A
11/30/92            1.76              (0.46)               98       N/A
12/01/92-
09/30/93            1.81(5)            1.18(/5/)          231       N/A
09/30/94            1.76               0.28               555       N/A
09/30/95            1.66              (0.51)              392       N/A
09/30/96            1.62              (0.69)              307    0.0603

                                              NET
                                          GAIN (LOSS)
                                              ON
                                          INVESTMENTS   TOTAL    DIVIDENDS DISTRI-            NET                 NET
                  NET ASSET   NET            (BOTH       FROM    FROM NET  BUTIONS           ASSET              ASSETS,
                    VALUE   INVEST-        REALIZED    INVEST-    INVEST-   FROM     TOTAL   VALUE,              END OF
PERIOD            BEGINNING  MENT             AND        MENT      MENT    CAPITAL  DISTRI-  END OF    TOTAL     PERIOD
ENDED             OF PERIOD INCOME        UNREALIZED) OPERATIONS  INCOME    GAINS   BUTIONS  PERIOD RETURN(/1/) (000'S)
------------------------------------------------------------------------------------------------------------------------

                                              MID-CAP GROWTH FUND(3)

                                                     CLASS B
10/04/93-
09/30/94(/8/)      $18.12   $ 0.03 (/7/)    $(1.80)     $(1.77)   $  --    $(2.65)  $(2.65)  $13.70   (10.56)%  $  4,039
09/30/95            13.70    (0.18)(/7/)      4.08        3.90     (0.02)     --     (0.02)   17.58    28.55       9,544
                    17.58    (0.24)(/7/)      2.18        1.94       --     (2.11)   (2.11)   17.41    12.16      13,784

                                      RATIO
                                      OF NET
                  RATIO OF           INVEST-
                  EXPENSES             MENT
                     TO               INCOME             PORT-  AVERAGE
                  AVERAGE               TO               FOLIO COMMISSION
PERIOD              NET              AVERAGE             TURN-    PER
ENDED              ASSETS           NET ASSETS           OVER  SHARE(/2/)
-------------------------------------------------------------------------

                            MID-CAP GROWTH FUND(3)

                                   CLASS B
10/04/93-
09/30/94(/8/)       2.43%(5)(9)        0.20%(/5/)(/9/)    555%      N/A
09/30/95            2.31(11)          (0.17)(11)          392       N/A
                    2.32              (1.43)              307    0.0603

                                              NET
                                          GAIN (LOSS)
                                              ON
                                          INVESTMENTS   TOTAL    DIVIDENDS DISTRI-            NET                 NET
                  NET ASSET   NET            (BOTH       FROM    FROM NET  BUTIONS           ASSET              ASSETS,
                    VALUE   INVEST-        REALIZED    INVEST-    INVEST-   FROM     TOTAL   VALUE,              END OF
PERIOD            BEGINNING  MENT             AND        MENT      MENT    CAPITAL  DISTRI-  END OF    TOTAL     PERIOD
ENDED             OF PERIOD INCOME        UNREALIZED) OPERATIONS  INCOME    GAINS   BUTIONS  PERIOD RETURN(/1/) (000'S)
------------------------------------------------------------------------------------------------------------------------

                                            SMALL COMPANY GROWTH FUND(3)

                                                     CLASS A
11/30/87(4)(10)    $12.10   $(0.12)(/7/)    $(3.13)     $(3.25)   $  --    $  --    $  --    $ 8.85    26.87 %  $  8,326
11/30/88(10)         8.85    (0.11)(/7/)      5.18        5.07       --       --       --     13.92    57.29      22,180
11/30/89(10)        13.92    (0.01)(/7/)      4.03        4.02       --     (0.29)   (0.29)   17.65    29.41      48,956
11/30/90(10)        17.65    (0.04)(/7/)     (5.19)      (5.23)      --     (0.54)   (0.54)   11.88   (30.58)     23,548
11/30/91(10)        11.88    (0.01)(/7/)      4.92        4.91       --     (2.91)   (2.91)   13.88    52.05      27,832
11/30/92(10)        13.88    (0.12)(/7/)      3.39        3.27       --     (0.69)   (0.69)   16.46    24.31      32,056
12/01/92-
09/30/93(/10/)      16.46    (0.02)(/7/)      4.07        4.05       --     (0.73)   (0.73)   19.78    25.68      39,238
09/30/94            19.78    (0.10)(/7/)     (1.40)      (1.50)      --     (1.46)   (1.46)   16.82    (7.74)     38,570
09/30/95            16.82    (0.04)(/7/)      8.28        8.24       --     (0.41)   (0.41)   24.65    50.00      89,510
09/30/96            24.65    (0.16)(/7/)      4.29        4.13       --     (4.53)   (4.53)   24.25    19.35     158,567

                                      RATIO
                                      OF NET
                  RATIO OF           INVEST-
                  EXPENSES             MENT
                     TO               INCOME             PORT-  AVERAGE
                  AVERAGE               TO               FOLIO COMMISSION
PERIOD              NET              AVERAGE             TURN-    PER
ENDED              ASSETS           NET ASSETS           OVER  SHARE(/2/)
-------------------------------------------------------------------------

                      SMALL COMPANY GROWTH FUND(3)

                                CLASS A
11/30/87(4)(10)     1.84%(/5/)(/6/)   (1.06)%(/5/)(/6/)    98%      N/A
11/30/88(10)        2.16              (0.80)               54       N/A
11/30/89(10)        1.82              (0.04)               32       N/A
11/30/90(10)        2.05              (0.26)               27       N/A
11/30/91(10)        1.86              (0.06)              110       N/A
11/30/92(10)        1.90              (0.88)              209       N/A
12/01/92-
09/30/93(/10/)      1.83(5)           (0.15)(5)           216       N/A
09/30/94            1.67              (0.60)              411       N/A
09/30/95            1.57              (0.22)              351       N/A
09/30/96            1.53              (0.68)              240    0.0607

                                              NET
                                          GAIN (LOSS)
                                              ON
                                          INVESTMENTS   TOTAL    DIVIDENDS DISTRI-            NET                 NET
                  NET ASSET   NET            (BOTH       FROM    FROM NET  BUTIONS           ASSET              ASSETS,
                    VALUE   INVEST-        REALIZED    INVEST-    INVEST-   FROM     TOTAL   VALUE,              END OF
PERIOD            BEGINNING  MENT             AND        MENT      MENT    CAPITAL  DISTRI-  END OF    TOTAL     PERIOD
ENDED             OF PERIOD INCOME        UNREALIZED) OPERATIONS  INCOME    GAINS   BUTIONS  PERIOD RETURN(/1/) (000'S)
------------------------------------------------------------------------------------------------------------------------

                                            SMALL COMPANY GROWTH FUND(3)

                                                        CLASS B
09/24/93-
09/30/93(/7/)      $19.66   $  --           $ 0.12      $ 0.12    $  --    $  --    $  --    $19.78     0.61 %  $ 38,898
09/30/94            19.78    (0.20)(/7/)     (1.42)      (1.62)      --     (1.46)   (1.46)   16.70    (8.40)     52,208
09/30/95            16.70    (0.16)(/7/)      8.19        8.03       --     (0.41)   (0.41)   24.32    49.08      68,313
09/30/96            24.32    (0.29)(/7/)      4.20        3.91       --     (4.53)   (4.53)   23.70    18.60     107,839

                                      RATIO
                                      OF NET
                  RATIO OF           INVEST-
                  EXPENSES             MENT
                     TO               INCOME             PORT-  AVERAGE
                  AVERAGE               TO               FOLIO COMMISSION
PERIOD              NET              AVERAGE             TURN-    PER
ENDED              ASSETS           NET ASSETS           OVER  SHARE(/2/)
-------------------------------------------------------------------------

                        SMALL COMPANY GROWTH FUND(3)

                                  CLASS B
09/24/93-
09/30/93(/7/)       2.34%(5)          (1.70)%(5)          216%      N/A
09/30/94            2.31              (1.23)              411       N/A
09/30/95            2.22              (0.84)              351       N/A
09/30/96            2.16              (1.30)              240    0.0607

-------
 (1)  Does not reflect sales load.

 (2) The average commission per share is dervied by taking the agency commissions paid on equity securities trades and dividing by the number of shares purchased or sold.

 (3) Mid-Cap Growth Fund and Small Company Growth Fund both changed their fiscal year ends to September 30, effective September 24, 1993.

 (4) For the period January 28, 1987 (commencement of operations) to November 30, 1987.

 (5) Annualized.

 (6) Net of fee waiver equivalent to .82% and .51% of average net assets of the Mid-Cap Growth Fund and Small Company Growth Fund, respectively, in fiscal 1987.

 (7) Calculated based upon average shares outstanding.


 (8) Commencement of sale of respective class of shares.
 (9) Net of expense reimbursement equivalent to .48% of average net assets for the period ended September 30, 1994.

(10) Restated to reflect a 0.984460367 for 1.00 stock split effective September 24, 1993.

(11) Net of fee waiver/expense reimbursement equivalent to .17% of average net assets for the year ended September 30, 1995.

  The following financial highlights for each of the periods ended September 30, 1996 for the Global Balanced Fund and the Growth and Income Fund, has been audited by Price Waterhouse LLP, each Fund's independent accountants, whose report on the financial statements containing such information is included in the Annual Report to Shareholders. These Financial Highlights should be read in conjunction with each Fund's financial statements and notes thereto, which are included in the Statement of Additional Information and are incorporated by reference herein.

                                           NET
                                       GAIN (LOSS)
                                           ON
                                       INVESTMENTS   TOTAL    DIVIDENDS DISTRI-           NET                 NET
                 NET ASSET     NET        (BOTH       FROM    FROM NET  BUTIONS          ASSET              ASSETS,
                  VALUE,     INVEST-    REALIZED    INVEST-    INVEST-   FROM    TOTAL   VALUE,             END OF
PERIOD           BEGINNING    MENT         AND        MENT      MENT    CAPITAL DISTRI-  END OF    TOTAL    PERIOD
ENDED            OF PERIOD INCOME(/1/) UNREALIZED) OPERATIONS  INCOME    GAINS  BUTIONS  PERIOD RETURN(/2/) (000'S)
-------------------------------------------------------------------------------------------------------------------

                                             GLOBAL BALANCED FUND

                                                    CLASS A
06/15/94-
 09/30/94(/4/)..   $6.94      $0.02      $(0.05)     $(0.03)   $  --     $ --   $  --    $6.91     (0.43)%  $13,100
09/30/95........    6.91       0.10        0.36        0.46     (0.01)     --    (0.01)   7.36      6.72      9,615
09/30/96........    7.36       0.06        0.71        0.77     (0.42)     --    (0.42)   7.71     11.00     10,035

                                     RATIO
                                     OF NET
                 RATIO OF           INVEST-
                 EXPENSES             MENT
                    TO               INCOME                      AVERAGE
                 AVERAGE               TO                       COMMISSION
PERIOD             NET              AVERAGE           PORTFOLIO    PER
ENDED             ASSETS           NET ASSETS         TURNOVER  SHARE(/3/)
--------------------------------------------------------------------------

                             GLOBAL BALANCED FUND

                                    CLASS A
06/15/94-
 09/30/94(/4/)..   2.15%(/5/)(/6/)    0.93%(/5/)(/6/)     18%        N/A
09/30/95........   2.15(/6/)          1.36(/6/)          169         N/A
09/30/96........   2.15(/6/)          0.84(/6/)          103      0.0074

                                           NET
                                       GAIN (LOSS)
                                           ON
                                       INVESTMENTS   TOTAL    DIVIDENDS DISTRI-           NET                 NET
                 NET ASSET     NET        (BOTH       FROM    FROM NET  BUTIONS          ASSET              ASSETS,
                  VALUE,     INVEST-    REALIZED    INVEST-    INVEST-   FROM    TOTAL   VALUE,             END OF
PERIOD           BEGINNING    MENT         AND        MENT      MENT    CAPITAL DISTRI-  END OF    TOTAL    PERIOD
ENDED            OF PERIOD INCOME(/1/) UNREALIZED) OPERATIONS  INCOME    GAINS  BUTIONS  PERIOD RETURN(/2/) (000'S)
-------------------------------------------------------------------------------------------------------------------

                                             GLOBAL BALANCED FUND

                                                    CLASS B
06/16/94-
 9/30/94(/4/)      $6.94      $0.01      $(0.05)     $(0.04)   $  --     $ --   $  --    $6.90     (0.58)%  $13,532
09/30/95........    6.90       0.05        0.36        0.41     (0.01)     --    (0.01)   7.30      5.91     13,976
09/30/96........    7.30       0.02        0.70        0.72     (0.38)     --    (0.38)   7.64     10.21     16,112

                                     RATIO
                                     OF NET
                 RATIO OF           INVEST-
                 EXPENSES             MENT
                    TO               INCOME                      AVERAGE
                 AVERAGE               TO                       COMMISSION
PERIOD             NET              AVERAGE           PORTFOLIO    PER
ENDED             ASSETS           NET ASSETS         TURNOVER  SHARE(/3/)
--------------------------------------------------------------------------

                           GLOBAL BALANCED FUND

                                  CLASS B
06/16/94-
 9/30/94(/4/)      2.80%(5)(6)        0.33%(/5/)(/6/)     18%        N/A
09/30/95........   2.80(/6/)          0.75(/6/)          169         N/A
09/30/96........   2.80(/6/)          0.21(/6/)         1.03      0.0074

                                           NET
                                       GAIN (LOSS)
                                           ON
                                       INVESTMENTS   TOTAL    DIVIDENDS DISTRI-           NET                 NET
                 NET ASSET     NET        (BOTH       FROM    FROM NET  BUTIONS          ASSET              ASSETS,
                  VALUE,     INVEST-    REALIZED    INVEST-    INVEST-   FROM    TOTAL   VALUE,             END OF
PERIOD           BEGINNING    MENT         AND        MENT      MENT    CAPITAL DISTRI-  END OF    TOTAL    PERIOD
ENDED            OF PERIOD INCOME(/1/) UNREALIZED) OPERATIONS  INCOME    GAINS  BUTIONS  PERIOD RETURN(/2/) (000'S)
-------------------------------------------------------------------------------------------------------------------

                                            GROWTH AND INCOME FUND

                                                  CLASS A
07/01/094-
 09/30/94(4)....   $7.33      $0.07      $ 0.10       $0.17    $(0.06)   $ --   $(0.06)  $7.44      2.34%   $ 3,098
09/30/95........    7.44       0.32        1.08        1.40     (0.30)   (0.15)  (0.45)   8.39     19.53      3,532
09/30/96........    8.39       0.14        2.50        2.64     (0.17)   (0.39)  (0.56)  10.47     32.59     21,099

                                     RATIO
                                     OF NET
                 RATIO OF           INVEST-
                 EXPENSES             MENT
                    TO               INCOME                      AVERAGE
                 AVERAGE               TO                       COMMISSION
PERIOD             NET              AVERAGE           PORTFOLIO    PER
ENDED             ASSETS           NET ASSETS         TURNOVER  SHARE(/3/)
--------------------------------------------------------------------------

                             GROWTH AND INCOME FUND

                                    CLASS A
07/01/094-
 09/30/94(4)....   1.50%(/5/)(/6/)    3.48%(/5/)(/6/)      8%        N/A
09/30/95........   0.46(/6/)          4.16(/6/)          230         N/A
09/30/96........   0.96(/6/)          1.52(/6/)          161      0.0600

                                           NET
                                       GAIN (LOSS)
                                           ON
                                       INVESTMENTS   TOTAL    DIVIDENDS DISTRI-           NET                 NET
                 NET ASSET     NET        (BOTH       FROM    FROM NET  BUTIONS          ASSET              ASSETS,
                  VALUE,     INVEST-    REALIZED    INVEST-    INVEST-   FROM    TOTAL   VALUE,             END OF
PERIOD           BEGINNING    MENT         AND        MENT      MENT    CAPITAL DISTRI-  END OF    TOTAL    PERIOD
ENDED            OF PERIOD INCOME(/1/) UNREALIZED) OPERATIONS  INCOME    GAINS  BUTIONS  PERIOD RETURN(/2/) (000'S)
-------------------------------------------------------------------------------------------------------------------

                                            GROWTH AND INCOME FUND

                                                  CLASS B
07/06/94-
 09/30/94(/4/)..   $7.33      $0.05       $0.11       $0.16    $(0.05)   $ --   $(0.05)  $7.44      2.19%   $   229
09/30/95........    7.44       0.35        1.03        1.38     (0.28)   (0.15)  (0.43)   8.39     19.19      2,538
09/30/96........    8.39       0.08        2.50        2.58     (0.13)   (0.39)  (0.52)  10.45     31.75     13,903

                                     RATIO
                                     OF NET
                 RATIO OF           INVEST-
                 EXPENSES             MENT
                    TO               INCOME                      AVERAGE
                 AVERAGE               TO                       COMMISSION
PERIOD             NET              AVERAGE           PORTFOLIO    PER
ENDED             ASSETS           NET ASSETS         TURNOVER  SHARE(/3/)
--------------------------------------------------------------------------

                           GROWTH AND INCOME FUND

                                  CLASS B
07/06/94-
 09/30/94(/4/)..   2.15%(5)(6)        2.86%(5)(6)          8%        N/A
09/30/95........   0.30(/6/)          4.48(/6/)          230         N/A
09/30/96........   1.58(/6/)          0.73(/6/)          161      0.0600

--------
(1) Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect sales load.

(3) The average commission per share is derived by taking the agency commissions paid on equity securities trades and dividing by the number of shares purchased or sold.

(4) Commencement of sale of respective class of shares.

(5) Annualized.

(6) Net of the following fee waivers/expense reimbursements (based on average net assets):

                                                      09/30/94 09/30/95 09/30/96
                                                      -------- -------- --------
  Global Balanced Class A............................   1.14%    0.40%    0.44%
  Global Balanced Class B............................   0.93     0.45     0.41
  Growth and Income Class A..........................   4.48     2.96     1.01
  Growth and Income Class B..........................  20.35     5.07     1.14

             INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

  A description of each Fund's investment objective and a summary of the in-vestment policies followed by the Funds are set forth below. However, please also refer to the section captioned "Investment Techniques and Risk Factors" for a more detailed description of the characteristics and risks associated with the Funds and the types of securities in which they invest. There can be no assurance that the investment objective of a Fund will be achieved.

  Each Fund has certain investment restrictions which are described in the Statement of Additional Information. Except as specifically indicated, a Fund's investment policies and strategies described herein are not fundamental and may be changed by the Board of Trustees (the "Trustees") without the ap-proval of shareholders. Each Fund's respective investment objective and funda-mental investment restrictions, however, may not be changed without approval of shareholders of the affected Fund. See "General Information."

  Each of the other Funds is classified as diversified within the meaning of the 1940 Act. The Global Balanced Fund is classified as non-diversified within the meaning of the 1940 Act, subject, however, to certain tax diversification requirements. To the extent that the Fund assumes large positions in the secu-rities of a small number of issuers, the Fund may be more susceptible to any single economic, political or regulatory occurrence and to the financial con-ditions of the issuer in which it invests.

                             BALANCED ASSETS FUND

  In seeking to achieve the investment objective of the Balanced Assets Fund, the Adviser has the flexibility to select among different types of investments for capital growth and income and may alter the composition of the portfolio as economic and market trends change. The Adviser considers both the opportu-nity for gain and the risk of loss in making investments. The Adviser antici-pates that, over the long term, the portfolio will consist of equity invest-ments, in the form of common and preferred stocks, warrants and other rights as well as long-term bonds and other debt securities such as convertible secu-rities, short-term investments and U.S. government securities. The Adviser may invest in both domestic and foreign securities. The Balanced Assets Fund will, under normal circumstances, invest at least 25% of its assets in fixed-income senior securities; however, the fixed income component will exceed 25% when the Adviser believes such an adjustment in portfolio mix to be necessary in order to conserve principal, such as in anticipation of a decline in the equi-ties market. See "Investment Techniques and Risk Factors."

  In selecting equity investments, the Adviser typically seeks companies of medium to large capitalizations (generally $1 billion or more) that, based on their future prospects or opportunities, it believes are undervalued in the marketplace. The Fund intends to limit its investments in companies with mar-ket capitalizations of less than $1 billion to 20% of its total assets. In-vestments in companies with market capitalizations of less than $1 billion may be more volatile than investments in companies with larger market capitaliza-tions.

  In selecting debt investments, the Adviser seeks debt securities with longer maturities during periods of anticipated lower interest rates and shorter-term debt securities when interest rates are expected to rise. The Adviser gener-ally selects long-term debt securities from high-quality bonds (rated "AA" or higher by Standard & Poor's Ratings Services, a division of The McGraw-Hill Companies Inc. ("S&P"), "Aa" or higher by Moody's Investors Service, Inc. ("Moody's"), or determined by the Adviser to be of equivalent quality if unrated) to achieve income and capital gains. The Adviser may also invest the Fund's assets in high-quality, short-term debt securities (such as commercial paper rated "A-1" by S&P or "P-1" by Moody's or determined by the Adviser to be of equivalent quality if unrated). However, the Adviser may invest up to 10% of the value of the Fund's total assets (measured at the time of invest-ment) in securities rated as low as "BBB" by S&P or "Baa" by Moody's (or de-termined by the Adviser to be of equivalent quality if unrated). See "Fixed Income Securities" in "Investment Techniques and Risk Factors" below for a discussion of the risks associated with investing in such securities. See also the Appendix to the Statement of Additional Information for a description of securities ratings.

                             GLOBAL BALANCED FUND

  In seeking to achieve the investment objective of the Global Balanced Fund, the Adviser and the Sub-Adviser have the flexibility to select among a combi-nation of domestic and foreign equity and debt secu rities designed for capital growth and/or income, which will be varied from time to time both with respect to types of securities and markets in response to changing markets and economic trends. Country selection is a significant part of each Adviser's investment process. Investment in foreign securities involves risks not generally associated with investment in domestic securi-ties. See "Investment Techniques and Risk Factors" below and the Statement of Additional Information for a full discussion of the risks associated with in-vestment in foreign securities.

  It is anticipated that, over the long term, the portfolio will consist of foreign and domestic equity securities, in the form of common and preferred stocks, warrants and other rights, as well as global bonds and other global debt securities such as convertible securities, short-term instruments and se-curities of U.S. and foreign governments. Under normal circumstances, the Fund will invest at least (i) 25% of its assets in global fixed-income senior secu-rities; (ii) 10% of its assets in domestic equity securities; and (iii) 45% of its assets in foreign equity securities. In addition, it is anticipated that, under normal circumstances, the Fund will invest its assets in at least 10 countries at any time, although it is only required, under such circumstances, to maintain investments in at least three countries (one of which may be the United States). Furthermore, the Fund reserves the right to invest substan-tially all of its assets in U.S. markets or U.S. dollar-denominated obliga-tions when market conditions warrant such an investment decision. The alloca-tion among the components will be reviewed by the Adviser and Sub-Adviser on at least a monthly basis.

  In selecting securities denominated in foreign currencies, the Adviser and Sub-Adviser will consider, among other factors, the effect of movement in cur-rency exchange rates on the U.S. dollar value of such securities. The Adviser or Sub-Adviser may seek to hedge all or a portion of the Fund's foreign secu-rities through the use of forward foreign currency contracts, currency op-tions, futures contracts and options thereon. The Fund will also engage in such transactions to enhance returns. See "Investment Techniques and Risk Fac-tors" below.

  It is expected that the Fund will employ certain active currency and inter-est-rate management techniques involving risks different from those associated with investing solely in dollar-denominated securities of U.S. issuers. Such active management techniques include transactions in options (including yield curve options), futures, options on futures, forward foreign currency exchange contracts, currency options and futures, currency and interest rate swaps, mortgage swaps, caps, collars and floors. The aggregate amount of the Fund's net currency exposure will not exceed its total asset value. However, to the extent that the Fund is fully invested in securities while also maintaining currency positions, it may be exposed to greater combined risk. The Fund's net currency positions may expose it to risks independent of its securities posi-tions. See "Risks of Foreign Securities" and "Foreign Currency Transactions" in "Investment Techniques and Risk Factors" below.

  While there are no prescribed limits on the geographical allocation of the Fund's assets, the Adviser anticipates that investment of the Fund's assets will be subject to the following guidelines, which may be revised from time to time as market conditions warrant:

                                                            MAXIMUM INVESTMENT
REGION                                                    (AS A % OF NET ASSETS)
------                                                    ----------------------
Europe...................................................          70%
Japan....................................................          50%
Asia/Pacific (excluding Japan)...........................          60%
Latin America............................................          20%
Canada...................................................          30%
United States............................................          40%
Other....................................................          10%

  In addition, no more than 20% of the Fund's total assets will be invested in countries or regions with relatively low gross national product per capita compared to the world's major economies, and in countries considered to be emerging markets. The term "emerging markets" applies to any country that is generally considered to be an emerging or developing country by the interna-tional financial community. None of the Fund's fixed income investments will be in emerging markets or countries. See "Investment Techniques and Risk Fac-tors" below for a discussion of the risks associated with investments in emerging markets.

  The Fund may also invest in the securities of small and emerging growth com-panies. Such companies are characterized by rapid historical growth rates, above-average returns on equity or special investment value in terms of their products or services, research capabilities or other unique attributes, but may also have greater risks than investing in larger companies. See "Invest-ment Techniques and Risk Factors" below.

  The debt securities in which the Fund may invest include securities issued or guaranteed by the U.S. government and its agencies or instrumentalities, by foreign governments (including foreign states, provinces and municipalities) and agencies or instrumentalities thereof and debt obligations issued by U.S. and foreign corporations. The Fund may also invest in certificates of deposit, bankers' acceptances, time deposits of certain size banks, commercial paper and asset-backed securities, and enter into dollar rolls. Under normal circum-stances, the Adviser expects that at least 30% of the fixed income component, adjusted to reflect such component's net exposure after giving effect to cur-rency transactions and positions, will be denominated in U.S. dollars. Fur-ther, because the securities markets in each of Canada, Germany, Japan and the United Kingdom are highly developed, liquid and subject to extensive regula-tions, the Adviser may invest more than 25% of the fixed income component in the securities of corporate and government issuers located in any of one of such countries. Allocation of investments in such issuers could subject the Fund to the risks of adverse social, political or economic events which may occur in those countries.

  The Fund may invest the portion of its assets allocated to debt obligations in the securities of governmental issuers and in corporate debt securities, including convertible debt securities, rated "BBB" or better by S&P or "Baa" or better by Moody's or which, in the judgment of the Adviser, possess similar credit characteristics ("investment grade bonds"). Notwithstanding the forego-ing, it is expected that the Fund will generally invest a significant portion of such component in securities having the highest applicable credit quality rating or, if unrated, determined by the Adviser at the time of investment to be of comparable quality, with the remainder of such component invested in se-curities rated of high quality by S&P or Moody's (i.e., "AA" or "Aa") or of comparable quality. However, with respect to obligations of a government issu-er, the Fund may invest in such obligations if rated "A" or better by S&P or Moody's, or if unrated, determined by the Adviser to be of comparable credit quality; provided that the obligations are denominated in the issuer's own currency. See "Fixed Income Securities" in "Investment Techniques and Risk Factors" below. See also the Statement of Additional Information for more in-formation regarding ratings of debt securities. The ratings assigned by S&P and Moody's are considered as one of several factors in the Adviser's indepen-dent credit analysis of issuers.

  The average maturity of the Fund's portfolio of debt securities will vary from time to time. As with all debt securities, changes in market yields will affect the value of such securities. Prices generally increase when interest rates decline and decrease when interest rates rise. Prices of longer term se-curities generally fluctuate more in response to interest rate changes than do the prices of shorter-term securities. Under normal circumstances, the Fund will maintain a dollar-weighted average duration of not more than 7.5 years. However, the Fund is not subject to any limitation with respect to the average maturity of its portfolio or the individual securities in which the Fund may invest. See "Investment Techniques and Risk Factors" below.

                             BLUE CHIP GROWTH FUND

  The Blue Chip Growth Fund will invest, under normal circumstances, at least 65% of its total assets in equity securities of companies with large market capitalizations, and which have conducted operations for at least five years. A "blue chip" or "large-cap" stock is one which the Adviser considers compara-ble to the stocks included in the Standard & Poor's 500 Index ("S&P 500") at the time of purchase, and which has a minimum market capitalization of $5 bil-lion, and that is traded on the New York Stock Exchange ("NYSE"), American Stock Exchange ("AMEX") or on other national exchanges or on foreign ex-changes. The Fund may also invest in equity securities that are (i) issued by small companies which are believed by the Adviser to have significant growth potential; or (ii) unlisted, but these will generally be securities that have an established over-the-counter market, although the depth and liquidity of that market may vary from time to time and from security to security. In pur-suing its investment objective, the Fund may, under normal circumstances, in-vest up to 35% of its total assets in debt securities that have the potential for capital appreciation. The Fund may invest in securities rated as low as "BBB" or "Baa." See "Fixed Income Securities" in "Investment Techniques and Risk Factors" below for a discussion of the risks associated with investing in such securities.

                              MID-CAP GROWTH FUND

  The Mid-Cap Growth Fund will invest, under normal circumstances, at least 65% of its total assets in the equity securities of medium-sized companies ("Mid-Cap Companies") with market capitalizations of $1 billion to $5 billion, and which have conducted operations for at least five years. The Fund may also invest in equity securi-ties that are issued by small companies which are believed by the Adviser to have significant growth potential. A significant portion of the Fund's equity investments are in securities listed on the NYSE or other national securities exchanges or on foreign exchanges. The Fund will also invest in unlisted secu-rities, but these will generally be securities that have an established over-the-counter market, although the depth and liquidity of that market may vary from time to time and from security to security. In pursuing its investment objective, the Fund may, under normal circumstances, invest up to 35% of its total assets in debt securities that have the potential for capital apprecia-tion. The Fund may invest in securities rated as low as "BBB" or "Baa." See "Fixed Income Securities" in "Investment Techniques and Risk Factors" below for a discussion of the risks associated with investing in such securities.

                           SMALL COMPANY GROWTH FUND

  The Small Company Growth Fund pursues its investment objective by investing, under normal circumstances, at least 65% of its total assets in the equity se-curities of small, lesser known or new growth companies or industries, such as telecommunications, media and biotechnology. Such "Small Cap" companies will typically have market capitalizations of under $1 billion and have achieved, or are expected to achieve, growth or earnings over various major business cy-cles. The Fund may invest in securities issued by well known and established domestic or foreign companies, as well as in newer and less-seasoned compa-nies. Such securities may be listed on an exchange or traded over-the-counter. See "Investment in Small Companies" in "Investment Techniques and Risk Fac-tors" below for a discussion of the risks associated with investing in small companies. In pursuing its investment objectives, the Fund may invest up to 35% of its total assets in debt securities that have the potential for capital appreciation. The Fund may invest in securities rated as low as "BBB" or "Baa." See "Fixed Income Securities" in "Investment Techniques and Risk Fac-tors" below for a discussion of the risks associated with investing in such securities.

                            GROWTH AND INCOME FUND

  The Growth and Income Fund will invest primarily in common stocks that offer potential for capital appreciation, current income, or both. The Fund may also purchase corporate bonds, notes, debentures, preferred stocks, convertible se-curities (both debt securities and preferred stocks) or U.S. government secu-rities, if the Adviser determines that their purchase would help further the achievement of the Fund's investment objectives. In addition, the Fund may in-vest in equity securities that are (i) issued by small companies which are be-lieved by the Adviser to have significant growth potential; or (ii) unlisted, but these will generally be securities that have an established over-the-counter market, although the depth and liquidity of that market may vary from time to time and from security to security. The types of securities held by the Fund may vary from time to time in light of the Fund's investment objec-tives, changes in interest rates, and economic and other factors. The Fund may also hold a portion of its assets in cash or money market instruments. When market conditions warrant, the Fund may, as a temporary defensive measure, in-vest without limitation in debt securities, preferred stocks, or invest in any other securities which the Adviser considers consistent with a defensive pos-ture. See "Investment in Small Companies" in "Investment Techniques and Risk Factors" below for a discussion of the risks associated with investment in small companies.

  The Fund is authorized to invest a portion of its debt portfolio in fixed income securities rated below investment grade by a nationally recognized statistical rating organization or in unrated securities which, in the Adviser's judgment, possess similar credit characteristics ("high yield bonds"). The Adviser has adopted a policy that the Fund will not invest more than 15% of the Fund's total assets in obligations rated below "BBB" or "Baa." Investment in high yield bonds (commonly referred to as "junk" bonds) involves substantial risk. Investments in high yield bonds will be made only when, in the judgment of the Adviser, such securities provide attractive total return potential, relative to the risk of such securities, as compared to higher quality debt securities. Securities rated "BB" or lower by S&P or "Ba" or lower by Moody's are considered by those rating agencies to have varying degrees of speculative characteristics. The Fund generally will not invest in debt securities in the lowest rating categories ("CC" or lower for S&P or "Ca" or lower for Moody's) unless the Adviser believes that the financial condition of the issuer or the protection afforded the particular securities is stronger than would otherwise be indicated by such low ratings. In the event the rating of a debt security is down-graded below the lowest rating category deemed by the Adviser to be acceptable for the Fund's investments, the Adviser will determine on a case-by-case basis the appropriate action to best serve the interest of shareholders, including disposition of the security. See "Fixed Income Securities" in "Investment Techniques and Risk Factors" below and the Statement of Additional Information for additional information regarding high yield bonds.


                    INVESTMENT TECHNIQUES AND RISK FACTORS

  ILLIQUID SECURITIES. No more than 15% of the value of a Fund's net assets may be invested in securities which are illiquid, including repurchase agreements that have a maturity of longer than seven days, interest rate swaps, currency swaps, caps, floors and collars. For this purpose, not all securities which are restricted are deemed to be illiquid. For example, restricted securities which the Board of Trustees, or the Adviser pursuant to guidelines established by the Board of Trustees, has determined to be marketable, such as securities eligible for sale under Rule 144A promulgated under the Securities Act of 1933, as amended, or certain private placements of commercial paper issued in reliance on an exemption from such Act pursuant to
Section 4(2) thereof, may be deemed to be liquid for purposes of this restriction. This investment practice could have the effect of increasing the level of illiquidity in the Fund to the extent that qualified institutional buyers (as defined in Rule 144A) become for a time uninterested in purchasing these restricted securities. In addition, a repurchase agreement which by its terms can be liquidated before its nominal fixed-term on seven days or less notice is regarded as a liquid instrument. Subject to the applicable limitation on illiquid securities investments, a Fund may acquire securities issued by the U.S. government, its agencies or instrumentalities in a private placement. See "Illiquid Securities" in the Statement of Additional Information for a further discussion of investments in such securities.

  REPURCHASE AGREEMENTS. Under these types of agreements, a Fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time (generally within seven days) and price. The seller must maintain collateral with the Fund's custodian (or at an appropriate sub-custodian in the case of tri- or quad-party repurchase agreements) equal to at least 102% of the repurchase price, plus accrued interest. A Fund will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the Adviser (or Sub-Adviser), subject to the guidance of the Trustees. If the seller under the repurchase agreement defaults, the Fund may incur a loss if the value of the collateral securing the repurchase agreement has declined, and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the Fund may be delayed or limited. There is no limit on the amount of a Fund's net assets that may be subject to repurchase agreements having a maturity of seven days or less for temporary defensive purposes.

  SHORT-TERM AND TEMPORARY DEFENSIVE INVESTMENTS. In addition to their primary investments, each Fund may also invest up to 10% of its total assets in money market instruments for liquidity purposes (to meet redemptions and expenses). For temporary defensive purposes, each Fund may invest up to 100% of its total assets in fixed-income securities, including corporate debt obligations and money market instruments rated in one of the two highest categories by a nationally recognized statistical rating organization (or determined by the Adviser or Sub-Adviser to be of equivalent quality). Money market instruments include securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, repurchase agreements, commercial paper, bankers' acceptances and certificates of deposit. See the Appendix to the Statement of Additional Information for a description of securities ratings.

  U.S. GOVERNMENT SECURITIES. Each Fund may invest securities guaranteed by the U.S. government, which include the following: (1) direct obligations of the U.S. Treasury (such as Treasury bills, notes and bonds) and (2) federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as Government National Mortgage Association ("GNMA") certificates and Federal Housing Administration debentures). For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government. They are of the highest possible credit quality. These securities are subject to variations in market value due to fluctuations in interest rates, but if held to maturity, are guaranteed by the U.S. government to be paid in full.

  Each Fund may also invest in securities issued by U.S. government instrumentalities and certain federal agencies that are neither direct obligations of, nor are they guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another. For example, some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, the Federal National Mortgage Association ("FNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks and Federal Home Loan Banks.

  Mortgage-backed Government Securities. The Balanced Assets Fund and the Global Balanced Fund may invest in mortgage-backed securities, including those representing an undivided ownership interest in a pool of mortgages, e.g., GNMA, FNMA and FHLMC Certificates. The U.S. government or the issuing agency guarantees the payment of interest and principal of these securities. However, the guarantees do not extend to the securities' yield or value, which are likely to vary inversely with fluctuations in interest rates. These certificates are in most cases "pass-through" instruments, through which the holder receives a share of interest and principal payments from the mortgages underlying the certificate, net of certain fees. Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the average life of a particular issue of pass-through certificates. Mortgage-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying mortgage obligations. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. In addition, the Fund may invest in collaterized mortgage obligations and stripped mortgage-backed securities, including interest-only and principal-only securities. While interest-only and principal-only securities are generally regarded as being illiquid, such securities may be deemed to be liquid if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of the Fund's net asset value per share. Only government interest-only and principal-only securities backed by fixed-rate mortgages and determined to be liquid under guidelines and standards established by the Trustees may be considered liquid not subject to a Fund's limitation on investment in illiquid securities. See the Statement of Additional Information for a further discussion of those types of securities.

  FIXED INCOME SECURITIES. In addition to U.S. government securities, each Fund may invest, subject to the percentage and credit quality limitations stated in the prospectus, in debt securities, including corporate obligations issued by domestic and foreign corporations and money market instruments, without regard to the maturities of such securities. Those debt securities which are rated "BBB" or "Baa", while considered to be "investment grade", may have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds. As a conse-quence of the foregoing, the opportunities for income and gain may be limited. While the Funds have no stated policy with respect to the disposition of secu-rities whose ratings fall below investment grade, each occurrence is examined by the Adviser or Sub-Adviser to determine the appropriate course of action.

  In addition, the Global Balanced Fund may invest in high yield bonds. High yield bonds can be expected to provide higher yields, but such securities may be subject to greater market price fluctuations and risk of loss of principal than lower yielding, higher rated fixed income securities. High yield bonds may be issued by less creditworthy companies or by larger, highly leveraged companies.

  High yield bonds tend to be more volatile than higher rated fixed income securities so that adverse economic events may have a greater impact on the prices of high yield bonds than on higher rated fixed income securities. The high yield bond market may be less liquid than the market for higher rated fixed income securities even under normal economic conditions. Also, there may be significant disparities in the prices quoted for high yield bonds by various dealers. Adverse economic conditions or investor perceptions (whether or not based on economic fundamentals) may impair the liquidity of this market and may cause the prices the Fund receives for its high yield bonds to be reduced, or the Fund may experience difficulty in liquidating a portion of its portfolio. Under such conditions, judgment may play a greater role in valuing certain of the Fund's portfolio securities than in the case of securities trading in a more liquid market.

  ASSET-BACKED SECURITIES. The Global Balanced Fund may invest in asset-backed securities. These securities represent an interest in a pool of consumer or other types of loans. Payments of principal and interest on the underlying loans are passed through to the holders of asset-backed securities over the life of the securities.

  ZERO COUPON BONDS, DEFERRED INTEREST BONDS AND PIK BONDS. Fixed income securities in which the Global Balanced Fund and Growth and Income Fund may invest also include zero coupon bonds, deferred interest bonds and bonds on which the interest is payable in kind ("PIK bonds"). Zero coupon and deferred interest bonds are debt obligations which are issued or purchased at a significant discount from face value. PIK bonds are debt obligations which provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments may experience greater volatility in market value due to changes in interest rates and other factors than debt obligations which make regular payments of interest. A Fund will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities under disadvantageous circumstances to satisfy the Fund's distribution obligations.

  WARRANTS. Each Fund may invest in warrants which are options to buy a stated number of shares of common stock at a specified price any time during the life of the warrants (generally two or more years).

  INVESTMENT IN SMALL COMPANIES. The Small Company Growth Fund will invest, and the other Funds may each invest, in small companies having market capitalizations of under $1 billion. It may be difficult to obtain reliable information and financial data on such companies and the securities of these small companies may not be readily marketable, making it difficult to dispose of shares when desirable. Securities of small or emerging growth companies may be subject to more abrupt or erratic market movements than larger, more established companies or the market average in general. A risk of investing in smaller, emerging companies is that they often are at an earlier stage of development and therefore have limited product lines, market access for such products, financial resources and depth in management than larger, more established companies, and their securities may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, certain smaller issuers may face difficulties in obtaining the capital necessary to continue in operation and may go into bankruptcy, which could result in a complete loss of an investment. Smaller companies also may be less significant factors within their industries and may have difficulty withstanding competition from larger companies. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger, more established companies.

  WHEN-ISSUED AND DELAYED-DELIVERY TRANSACTIONS. Each Fund may purchase or sell securities on a when-issued or delayed-delivery basis. When-issued or delayed-delivery transactions arise when securities are purchased or sold by a Fund with payment and delivery taking place a month or more in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. While the Fund will only purchase securities on a when-issued or delayed-delivery basis with the intention of acquiring the securities, the Fund may sell the securities before the settlement date, if it is deemed advisable. At the time the Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction and thereafter reflect the value, each day, of such security in determining the net asset value of the Fund. At the time of delivery of the securities, the value may be more or less than the purchase price. The Fund will maintain in a segregated account of the Fund liquid assets having a value equal to or greater than the Fund's purchase commitments. The Fund will likewise segregate liquid assets in respect of securities sold on a delayed-delivery basis. Subject to this requirement, each Fund may purchase securities on such basis without limitation.

  FOREIGN SECURITIES. Although foreign securities are generally not expected to constitute a significant portion of any Fund's investment portfolio (other than the Global Balanced Fund), each Fund is authorized to invest, without limitation, in foreign securities. A Fund may purchase securities issued by issuers in any country; provided, that a Fund (other than the Global Balanced
Fund) may not invest more than 25% of its total assets in the securities is-sued by entities domiciled in any one foreign country.

  Each Fund may also invest in securities of foreign issuers in the form of American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs) or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. Each Fund also may invest in securities denominated in European Currency Units (ECUs). An ECU is a "basket" consisting of specified amounts of currencies of certain of the twelve member states of the European Community. In addition, the Funds may invest in securities denominated in other currency "baskets." See the Statement of Additional Information for a further discussion of these types of securities.

  Emerging Markets. Investment may be made from time to time in issuers domi-ciled in, or government securities of, developing countries or emerging mar-kets. Although there is no universally accepted definition, a developing coun-try is generally considered to be a country in the initial stages of its in-dustrialization cycle with a low per capita gross national product. Historical experience indicates that the markets of developing countries or emerging mar-kets have been more volatile than the markets of developed countries; however, such markets can provide higher rates of return to investors. Investment in an emerging market country may involve certain risks, including a less diverse and mature economic structure, a less stable political system, an economy based on only a few industries or dependent on international aid or develop-ment assistance, the vulnerability to local or global trade conditions, ex-treme debt burdens, or volatile inflation rates.

  Risks of Foreign Securities. Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange-control regulations and costs will be incurred in connection with conversions between various cur-rencies. The value of a security may fluctuate as a result of currency ex-change rates in a manner unrelated to the underlying value of the security. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to uniform ac-counting, auditing and financial reporting standards and requirements compara-ble to those applicable to U.S. companies. Securities of some foreign compa-nies may be less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees are generally higher than in the U.S. In addition, there is generally less governmental regulation of stock exchanges, brokers and listed companies abroad than in the U.S. Invest-ments in foreign securities may also be subject to other risks, different from those affecting U.S. investments, including local political or economic devel-opments, expropriation or nationalization of assets, confiscatory taxation and imposition of withholding taxes on income from sources within such countries.

  The performance of investments in securities denominated in a foreign cur-rency ("non-dollar securities") will depend on, among other things, the strength of the foreign currency against the dollar and the interest rate en-vironment in the country issuing the foreign currency. Absent other events which could otherwise affect the value of non-dollar securities (such as a change in the political climate or an issuer's credit quality), appreciation in the value of the foreign currency generally can be expected to increase the value of a Fund's non-dollar securities in terms of U.S. dollars. A rise in foreign interest rates or decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Fund's non-dollar securities. Currencies are evaluated on the basis of funda-mental economic criteria (e.g., relative inflation levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data.

  Foreign Currency Transactions. Currency exchange rate fluctuations are a ma-jor area of risk and opportunity for the Global Balanced Fund. The Fund has the ability to hold a portion of its assets in foreign currencies and to enter into forward foreign currency exchange contracts. It may also purchase and sell exchange-traded futures contracts relating to foreign currency and pur-chase and sell put and call options on currencies and futures contracts. A significant portion of the Fund's currency transactions will be over-the-counter transactions.

  The Global Balanced Fund may enter into forward foreign currency exchange contracts to reduce the risks of fluctuations in exchange rates; however, these contracts cannot eliminate all such risks and do not eliminate fluctua-tions in the prices of the Fund's portfolio securities.

  The Global Balanced Fund may purchase and write put and call options on cur-rencies for the purpose of protecting against declines in the U.S. dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired. The purchase of an option on cur-rency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to the Fund's posi-tion, the Fund may forfeit the entire amount of the premium plus related transaction costs. As with other kinds of option transactions, the writing of an option on currency will constitute only a partial hedge, up to an amount of the premium received, and the Fund could be required to purchase or sell cur-rencies at disadvantageous exchange rates, thereby incurring losses.

  The Global Balanced Fund may enter into forward foreign currency exchange contracts, currency options and currency swaps for non-hedging purposes when the Adviser or Sub-Adviser anticipates that a foreign currency will appreciate or depreciate in value, but securities denominated in that currency do not present attractive investment opportunities or are not included in the Fund. The Fund may use currency contracts and options to cross-hedge, which involves selling or purchasing instruments in one currency to hedge against changes in exchange rates for a different currency with a pattern of correlation. To limit any leverage in connection with currency con tract transactions for hedging or non-hedging purposes, the Fund will segregate cash or liquid secu-rities in an amount sufficient to meet its payment obligations in these trans-actions or otherwise "cover" the obligation. Initial margin deposits made in connection with currency futures transactions or premiums paid for currency options traded over-the-counter or on a commodities exchange may each not ex-ceed 5% of the Fund's total assets in the case of non-bona fide hedging trans-actions.

  The Global Balanced Fund may enter into currency swaps. Currency swaps in-volve the exchange by the Fund with another party of their respective rights to make or receive payments in specified currencies. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The Fund will main-tain in a segregated account with its custodian cash or liquid securities equal to the net amount, if any, of the excess of the Fund's obligations over its entitlements with respect to swap transactions. To the extent that the net amount of a swap is held in a segregated account consisting of cash or liquid securities, the Fund believes that swaps do not constitute senior securities under the 1940 Act and, accordingly, they will not be treated as being subject to the Fund's borrowing restriction. The use of currency swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser or Sub-Adviser is incorrect in its forecasts of market values and cur-rency exchange rates, the investment performance of the Fund would be less fa-vorable than, it would have been if this investment technique were not used.

  LOANS OF PORTFOLIO SECURITIES. Each Fund may lend portfolio securities in amounts up to 33% of its respective total assets to brokers, dealers and other financial institutions, provided such loans are callable at any time by the Fund and are at all times secured by cash or equivalent collateral. By lending its portfolio securities, a Fund will receive income while retaining the secu-rities' potential for capital appreciation. As with any extensions of credit, there are risks of delay in recovery and, in some cases, even loss of rights in the collateral should the borrower of the securities fail financially. How-ever, these loans of portfolio securities will be made only to firms deemed by the Adviser or Sub-Adviser to be credit worthy. The proceeds of such loans will be invested in high-quality short-term debt securities, including repurchase agreements.

  LEVERAGE. In seeking to enhance investment performance, the Global Balanced Fund, Small Company Growth Fund and Growth and Income Fund may borrow money for investment purposes and may each pledge assets to secure such borrowings. This is the speculative factor known as leverage. This practice may help a Fund increase the net asset value of its shares in an amount greater than would otherwise be the case when the market values of the securities purchased through borrowing increase. In the event the return on an investment of bor-rowed monies does not fully recover the costs of such borrowing, the net asset value of the Fund's shares would be reduced by a greater amount than would otherwise be the case. The effect of leverage will therefore tend to magnify the gains or losses to a Fund as a result of investing the borrowed monies. During periods of substantial borrowings, the net asset value of a Fund's shares would be reduced due to the added expense of interest on borrowed mon-ies. Each Fund is authorized to borrow, and to pledge assets to secure such borrowings, up to the maximum extent permissible under the 1940 Act (i.e., presently 50% of net assets). The time and extent to which a Fund may employ leverage will be determined by the Adviser (or Sub-Adviser) in light of chang-ing facts and circumstances, including general economic and market conditions, and will be subject to applicable lending regulations of the Board of Gover-nors of the Federal Reserve Board. The Funds' policies regarding the use of leverage are fundamental policies which may not be changed without the ap-proval of shareholders of the respective Fund.

  Under the 1940 Act, the value of a Fund's assets less liabilities, other than borrowings, must be at least three times all of the Fund's borrowings, including the proposed borrowing. If for any reason the value of a Fund's as-sets falls below the 1940 Act requirement, the Fund must within three business days reduce its borrowings to satisfy such requirement. To do this, a Fund may have to sell a portion of its investments at a time when it may be disadvanta-geous to do so.

  HEDGING AND INCOME ENHANCEMENT STRATEGIES. Each Fund may write covered calls to enhance income. For hedging purposes as a temporary defensive maneuver, each Fund may use interest rate futures and stock and bond index futures (to-gether, "Futures"); forward contracts on foreign currencies; and call and put options on equity and debt securities, Futures, stock and bond indices and foreign currencies (all of the foregoing are referred to as "Hedging Instru-ments"). A Fund will not use Futures and options on Futures for speculation. All puts and calls on securities, interest rate futures or stock and bond in-dex futures or options on such Futures purchased or sold by the Fund will be listed on a national securities or commodities exchange or on U.S. over-the-counter markets. The Global Balanced Fund may invest up to 5% of its total as-sets in yield curve options. See "Foreign Securities--Foreign Currency Trans-actions."

  Each Fund may use spread transactions for any lawful purpose consistent with the Fund's investment objective such as hedging or managing risk, but not for speculation. A Fund may purchase covered spread options from securities dealers. Such covered spread options are not presently exchange-listed or exchange-traded. The purchase of a spread option gives a Fund the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. The risk to a Fund in purchasing covered spread options is the cost of the premium paid for the spread option and any transaction costs. In addition, there is not assurance that closing transactions will be available. The purchase of spread options will be used to protect a Fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. Such protection is only provided during the life of the spread option.

  Special Risks of Hedging and Income Enhancement Strategies. Participation in the options or Futures markets and in currency exchange transactions involves investment risks and transaction costs to which a Fund would not be subject absent the use of these strategies. If the Adviser's (or Sub-Adviser's) pre-dictions of movements in the direction of the securities, foreign currency and interest rate markets are inaccurate, the adverse consequences to a Fund may leave the Fund in a worse position than if such strategies were not used. Risks inherent in the use of options, foreign currency and Futures contracts and options on Futures contracts include (1) dependence on the Adviser's (or Sub-Adviser's) ability to predict correctly movements in the direction of interest rates, securities prices and currency markets; (2) im-perfect correlation between the price of options and Futures contracts and op-tions thereon and movements in the prices of the securities or currencies be-ing hedged; (3) the fact that skills needed to use these strategies are dif-ferent from those needed to select portfolio securities; (4) the possible ab-sence of a liquid secondary market for any particular instrument at any time;
(5) the possible need to defer closing out certain hedged positions to avoid adverse tax consequences; and (6) the possible inability of the Fund to pur-chase or sell a portfolio security at a time that otherwise would be favorable for it to do so, or the possible need for the Fund to sell a portfolio secu-rity at a disadvantageous time, due to the need for the Fund to maintain "cov-er" or to segregate securities in connection with hedging transactions. A transaction is "covered" when the Fund owns the security subject to the option on such security, or some other security acceptable for applicable escrow re-quirements. See the Statement of Additional Information for further informa-tion concerning income enhancement and hedging strategies and the regulation requirements relating thereto.

  SHORT SALES. Each Fund may make "short sales against the box." A short sale is effected by selling a security which the Fund does not own. A short sale is against the box to the extent that the Fund contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short. A Fund may not enter into a short sale against the box, if, as a result, more than 25% of its total assets would be subject to such short sales.

  OTHER INVESTMENTS. Each Fund may enter into reverse repurchase agreements. In addition, the Global Balanced Fund may enter into dollar rolls, interest-rate swaps and mortgage swaps or purchase or sell interest-rate caps, floors or collars. The Global Balanced Fund may also invest in leveraged inverse floating rate debt instruments. See the Statement of Additional Information for further information concerning these investment techniques.

  SPECIAL SITUATIONS. Each Fund may invest, subject to its particular invest-ment limitations described above, up to 25% of its assets in "special situa-tions." A "special situation" arises when, the opinion of the Adviser or Sub-Adviser, the securities of a particular issuer will be recognized and appreci-ated in value due to a specific development with respect to that issuer. De-velopments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investments in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.

  FUTURE DEVELOPMENTS. Each Fund may invest in securities and other instru-ments which do not presently exist but may be developed in the future, pro-vided that each such investment is consistent with the Fund's investment ob-jectives, policies and restrictions and is otherwise legally permissible under federal and state laws. The Prospectus will be amended or supplemented as ap-propriate to discuss any such new investments.


                            MANAGEMENT OF THE TRUST

  TRUSTEES. The Trustees of the Trust are responsible for the overall supervi-sion of the operation of the Trust and each Fund and perform various duties imposed on trustees of investment companies by the 1940 Act and by the Common-wealth of Massachusetts.

  THE ADVISER. The Adviser selects and/or manages the investments of each Fund, provides various administrative services and supervises the Funds' daily business affairs, subject to general review by the Trustees. The Adviser is an indirect wholly owned subsidiary of SunAmerica Inc. ("SunAmerica"), an invest-ment-grade financial services company which as of September 30, 1996 held as-sets of over $36 billion. SunAmerica's principal executive offices are located at 1 SunAmerica Center, Los Angeles, CA 90067-6022. In addition to serving as adviser to the Funds, the Adviser and its affiliates serve as adviser, manager and/or administrator for Anchor Pathway Fund, SunAmerica Income Funds, SunAmerica Money Market Funds, Inc., Style Select Series, Inc., Anchor Series Trust and SunAmerica Series Trust. The Adviser and its affiliates managed, ad-vised and/or administered assets of approximately $9.1 billion as of December 31, 1996 for investment companies, individuals, pension accounts, and corpo-rate and trust accounts.

  Pursuant to the Investment Advisory and Management Agreement entered into between the Adviser and the Trust, on behalf of each Fund, each Fund (other than the Global Balanced Fund) pays the Adviser a fee, payable monthly, com-puted daily at the annual rate of .75% on the first $350 million of the Fund's average daily net assets, .70% on the next $350 million of net assets and .65% on net assets over $700 million for the services performed, on behalf of the Fund and the facilities furnished by the Adviser. The Global Balanced Fund pays the Adviser a fee, payable monthly, computed daily at the annual rate of 1.00% on the first $350 million of the Fund's average daily net assets, .90% on the next $350 million of net assets and .85% on net assets over $700 mil-lion. These advisory fee rates are higher than those paid by most other in-vestment companies. For the fiscal year ended September 30, 1996, each Fund paid the Adviser a fee equal to the following percentage of average daily net assets: Balanced Assets Fund -- .75%; Blue Chip Growth Fund -- .75%; Global Balanced Fund -- 1.00%; Growth and Income Fund -- .75%; Mid-Cap Growth Fund -- .75% and Small Company Growth Fund -- .75%. For the same period, the Global Balanced Fund and the Growth and Income Fund paid the Adviser a fee equal to .41% and .75% respectively, of the Fund's average daily net assets pursuant to a voluntary fee reimbursement by the Adviser.

  THE SUB-ADVISER. The Adviser has entered into a sub-advisory agreement with AIG Global pursuant to which AIG Global serves as sub-adviser for the foreign equity component of the Global Balanced Fund. AIG Global's principal offices are located at 70 Pine Street, New York, NY 10270. In providing sub-advisory services to the foreign equity component of the Fund with respect to European, Japanese and Southeast Asian securities and markets, AIG Global will utilize the services of certain of its affiliates. Each of AIG Global and its affili-ated companies providing services on behalf of the foreign equity component of the Fund is an indirect wholly owned subsidiary of American International Group, Inc. ("AIG"). AIG is an international insurance organization whose mem-ber companies write insurance in approximately 130 countries and jurisdictions and are engaged in a range of financial services businesses. As of September 30, 1996, AIG Global Investment Corp., and its foreign affiliates advised on more than $68 billion of assets, of which approximately $10 billion repre-sented assets of non-affiliated clients. The Adviser pays AIG Global a monthly fee with respect to those net assets of the Global Balanced Fund actually man-aged by AIG Global and its affiliates (as described above), computed on aver-age daily net assets at the following annual rates: .50% on the first $50 mil-lion of such assets, .40% of the next $100 million of such assets, .30% on the next $150 million of such assets, and .25% of such assets in excess of $300 million. For the fiscal year ended September 30, 1996, the Adviser paid to AIG Global a fee equal to .50% of the Global Balanced Fund's average daily net as-sets. The foregoing fees are paid from the management fee paid to the Adviser and do not increase Fund expenses. The Sub-Adviser discharges its responsibil-ities subject to the direction and control of the Trustees and the oversight and review of the Adviser.

  PORTFOLIO MANAGERS. There are six portfolio managers of the Funds. The following individuals are primarily responsible for the day-to-day management of the particular Funds indicated:

  Stanton J. Feeley has served as portfolio manager of the 1) Balanced Assets Fund and Blue Chip Growth Fund since February 1992 and 2) domestic equity component of the Global Balanced Fund since the inception date of June 15, 1994, and 3) Growth and Income Fund from the inception date of July 1, 1994 to July 1996. Mr. Feeley is an Executive Vice President of the Adviser and serves as the firm's Chief Investment Officer. Prior to joining the Adviser in February 1992, Mr. Feeley was Senior Portfolio Manager for Delaware Management Company, Inc.

  P. Christopher Leary has served as 1) portfolio manager of the global bond component of the Global Balanced Fund since April 1996 and 2) assistant portfolio manager of the Balanced Assets Fund since June 1991. Mr. Leary is a Senior Vice President of the Adviser and has been a portfolio manager with the firm since 1990.

  Francis D. Gannon has served as assistant portfolio manager of the Balanced Assets Fund since December 1995. Mr. Gannon is an Assistant Vice President of the Adviser and has been an equity analyst with the firm since 1993.

  Audrey L. Snell has served as portfolio manager of the Small Company Growth Fund since November 1991 and portfolio manager of the Mid-Cap Growth Fund since February 1993. Ms. Snell is a Vice President of the Adviser and has been a portfolio manager with the firm since 1991.

  Gerald P. Sullivan, formerly assistant portfolio manager of the Growth and Income Fund, assumed full responsibility for the portfolio management of the Fund effective July 2, 1996. Prior to joining the Adviser as an equity analyst in February 1995, Mr. Sullivan spent two years as a portfolio manager for Texas Commerce Investment Management. Prior to his time at Texas Commerce, he spent four years as a director for the Southmore Foundation, Inc. and as an adjunct professor at Rice University in Houston, Texas.


  David J. Leary, who had served as a co-portfolio manager for the foreign equity component of the Global Balanced Fund since the inception date of June 15, 1994, assumed full responsibility for the portfolio management of the Fund effective May 17, 1996. Mr. Leary, Senior Investment Manager of AIG Global Investment Corp. (Europe) Ltd., is responsible for implementing the investment decisions made by AIG Global's Investment Committee relating to asset allocation, strategy and currency management. Mr. Leary has been a portfolio manager of AIG Global Investment Corp. (Europe) Ltd. since 1988.

  THE DISTRIBUTOR. SunAmerica Capital Services, Inc. (the "Distributor"), an indirect wholly owned subsidiary of SunAmerica, acts as distributor of the shares of each Fund pursuant to the Distribution Agreement between the Distributor and the Trust on behalf of each Fund. The Distributor receives all initial and deferred sales charges in connection with the sale of Fund shares, all or a portion of which it may reallow to other broker-dealers. The Distributor and other broker-dealers pay commissions to salespersons, as well as the cost of printing and mailing prospectuses to potential investors and of any advertising expenses incurred by them in connection with their distribution of Fund shares.

  The Distributor, at its expense, may from time-to-time provide additional compensation to broker-dealers (including in some instances, exclusively to Royal Alliance Associates, Inc., SunAmerica Securities, Inc. and/or Advantage Capital Management Corporation, affiliates of the Distributor) in connection with sales of shares of the Fund. Such compensation may include (i) full re-allowance of the front-end sales charge on Class A shares; (ii) additional compensation with respect to the sale of Class A or Class B shares; or (iii) financial assistance to broker-dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding one or more of the Funds, and/or other broker-dealer spon-sored special events. In some instances, this compensation will be made avail-able only to certain broker-dealers whose representatives have sold a signifi-cant amount of shares of the Fund. Compensation may also include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives for meetings or seminars of a business na-ture. In addition, the following types of non-cash compensation may be offered through sales contests: (i) travel mileage on major air carriers; (ii) tickets for entertainment events (such as concerts or sporting events); or (iii) mer-chandise (such as clothing, trophies, clocks, pens or other electronic equip-ment). Broker-dealers may not use sales of the Funds' shares to qualify for this compensation to the extent receipt of such compensation may be prohibited by the laws of any state or any self-regulatory agency, such as, for example, the National Association of Securities Dealers, Inc. Dealers who receive bo-nuses or other incentives may be deemed to be underwriters under the Securi-ties Act of 1933.

  Certain laws and regulations limit the ability of banks and other depository institutions to underwrite and distribute securities. However, in the opinion of the Adviser based upon the advice of counsel, these laws and regulations do not prohibit such depository institutions from providing other services to in-vestment companies of the type contemplated by the Distribution Plans (as de-scribed below). The Trustees will consider appropriate modifications to the operations of the Funds, including discontinuance of payments under the Dis-tribution Plans to banks and other depository institutions, in the event such institutions can no longer provide the services called for under their agree-ments. Banks and other financial services firms may be subject to various state laws regarding services described, and may be required to register as dealers pursuant to state law.

  DISTRIBUTION PLANS. Rule 12b-1 under the 1940 Act permits an investment company directly or indirectly to pay expenses associated with the distribution of its shares in accordance with a plan adopted by the investment company's board of directors and approved by its shareholders. Pursuant to such rule, the Trustees and the shareholders of each class of shares of each Fund have adopted

Distribution Plans hereinafter referred to as the "Class A Plan" and the "Class B Plan, and collectively as the "Distribution Plans." In adopting each Distribution Plan, the Trustees determined that there was a reasonable likelihood that each such Plan would benefit the Fund and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

  Under the Class A Plan, the Distributor may receive payments from a Fund at an annual rate of up to 0.10% of average daily net assets of such Fund's Class A shares to compensate the Distributor and certain securities firms for pro-viding sales and promotional activities for distributing that class of shares. Under the Class B Plan, the Distributor may receive payments from a Fund at the annual rate of up to 0.75% of the average daily net assets of such Fund's Class B shares, to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be reimbursed out of such distribution fees include fees paid to broker-dealers that have sold Fund shares, commissions, and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesal-ers. It is possible that in any given year the amount paid to the Distributor under the Class A Plan or Class B Plan may exceed the Distributor's distribu-tion costs as described above. The Distribution Plans provide that each class of shares of each Fund may also pay the Distributor an account maintenance and service fee of up to 0.25% of the aggregate average daily net assets of such class of shares for payments to broker-dealers for providing continuing ac-count maintenance. In this regard, some payments are used to compensate bro-ker-dealers with account maintenance and service fees in an amount up to 0.25% per year of the assets maintained in a Fund by their customers.

  For the fiscal year ended September 30, 1996, under the Class A Plan, each Fund paid the Distributor a fee equal to the following percentages of average daily net assets: Balanced Assets Fund -- .35%; Blue Chip Growth Fund -- .35%; Global Balanced Fund -- .35%; Mid-Cap Growth Fund -- .35% and Small Company Growth Fund -- .35%. For the same period, under the Class B Plan, each Fund paid the Distributor a fee equal to the following percentages of average daily net assets: Balanced Assets Fund --1.00%; Blue Chip Growth Fund -- 1.00%; Global Balanced Fund -- 1.00%; Mid-Cap Growth Fund --1.00% and Small Company Growth Fund -- 1.00%. For the fiscal year ended September 30, 1996, the Growth and Income Fund (Class A and Class B shares) paid the Distributor a fee equal to .34% and .96%, respectively, of the Fund's average daily net assets, pursu-ant to a voluntary fee waiver by the Distributor.

  ADMINISTRATOR. The Trust has entered into a Service Agreement under the terms of which SunAmerica Fund Services, Inc. ("SAFS"), an indirect wholly owned subsidiary of SunAmerica, assists the Transfer Agent in providing shareholder services. Pursuant to the Service Agreement, as compensation for services rendered, SAFS receives a fee from each Fund, accrued daily and payable monthly, at an annual rate of 0.22% of average daily net assets. See the Statement of Additional Information for more information.

                              PURCHASE OF SHARES

  GENERAL. Shares of each of the Funds are sold at the respective net asset value next calculated after receipt of a purchase order, plus a sales charge, which, at the election of the investor, may be imposed either (i) at the time of purchase (Class A shares), or (ii) on a deferred basis (Class B shares and certain Class A shares).

  The minimum initial investment in each Fund is $500 and the minimum subse-quent investment is $100. However, for Individual Retirement Accounts ("IRAs"), Keogh Plan accounts and accounts for other qualified plans, the min-imum initial investment is $250 and the minimum subsequent investment is $25.

  The decision as to which class is most beneficial to an investor depends on the amount and intended length of the investment. Investors should consult their investment adviser for help in determining which class of shares is most appropriate for them. Generally, investors making large investments, qualify-ing for a reduced initial sales charge, might consider Class A shares because there is a lower distribution fee than Class B shares. Shareholders who pur-chase $1,000,000 or more of shares of the Funds should only purchase Class A shares. Investors making small investments might consider Class B shares be-cause

100% of the purchase price is invested immediately. Dealers may receive dif-ferent levels of compensation depending on which class of shares they sell.

  Upon making an investment in shares of a Fund, an open account will be established under which shares of the applicable Fund and additional shares acquired through reinvestment of dividends and distributions will be held for each shareholder's account by State Street Bank and Trust Company ("State Street") and its affiliate, National Financial Data Services ("NFDS") (collectively, the "Transfer Agent"). Shareholders will not be issued certificates for their shares unless they specifically so request in writing but no certificate is issued for fractional shares. Shareholders receive regular statements from the Transfer Agent that report each transaction affecting their accounts. Further information may be obtained by calling Shareholder/Dealer Services at (800) 858-8850.

  CLASS A SHARES. Class A shares are offered at net asset value plus an initial sales charge, which varies with the size of the purchase as follows:

                                                                      CONCESSION
                                                      SALES CHARGE    TO DEALERS
                                                    ----------------- ----------
                                                      % OF   % OF NET    % OF
                                                    OFFERING  AMOUNT   OFFERING
                 SIZE OF PURCHASE                    PRICE   INVESTED   PRICE
                 ----------------                   -------- -------- ----------
Less than $50,000..................................  5.75%    6.10%       5.00%
$50,000 but less than $100,000.....................  4.75%    4.99%       4.00%
$100,000 but less than $250,000....................  3.75%    3.90%       3.00%
$250,000 but less than $500,000....................  3.00%    3.09%       2.25%
$500,000 but less than $1,000,000..................  2.10%    2.15%       1.35%
$1,000,000 or more.................................   None     None   see below

  No sales charge is payable at the time of purchase on investments of $1 mil-lion or more. Nevertheless, the Distributor will pay a commission to any dealer who initiates or is responsible for such an investment, in the amount of 1.00% of the amount invested. Redemptions of such shares within the twelve months following their purchase will be subject to a CDSC at the rate of 1.00% of the lesser of the net asset value of the shares being redeemed (exclusive of reinvested dividends and distributions) or the total cost of such shares. This CDSC is paid to the Distributor. Redemptions of such shares held longer than twelve months would not be subject to a CDSC. However, one-half of the commission paid with respect to such a purchase is subject to forfeiture by the dealer in the event the redemption occurs during the second year from the date of purchase. In determining whether a deferred sales charge is payable, it is assumed that shares purchased with reinvested dividends and distribu-tions and then other shares held the longest are redeemed first.

  To the extent that sales are made for personal investment purposes, the sales charge is waived as to Class A shares purchased by current or retired officers, directors, and other full-time employees of SunAmerica and its affiliates, as well as members of the selling group and family members of the foregoing. In addition, the sales charge is waived with respect to shares purchased by wrap or certain other advisory accounts for the benefit of clients of broker-dealers, financial institutions, registered investment advisers or financial planners adhering to certain standards established by the Distributor. Shares purchased under this waiver are subject to certain limitations described in the Statement of Additional Information. Complete details concerning how an investor may purchase shares at reduced sales charges may be obtained by contacting Shareholder/Dealer Services at (800) 858-8850.

  There are certain special purchase plans for Class A shares which can reduce the amount of the initial sales charge to investors in the Funds. For more in-formation about "Rights of Accumulation," the "Letter of Intent," "Combined Purchase Privilege," "Reduced Sales Charges for Group Purchases" and the "Net Asset Value Transfer Program," see the Statement of Additional Information.

  CLASS B SHARES. Class B shares are offered at net asset value. Certain redemptions of Class B shares within the first six years of the date of purchase are subject to a CDSC. The charge is assessed on an amount equal to the lesser of the then-current market value or the purchase price of the shares being redeemed. No charge is assessed on shares derived from reinvestment of dividends or capital gains distributions. In determining whether a CDSC is applicable to a redemption, the calculation is determined in the manner that results in the lowest possible rate being charged. Therefore, it is assumed that the redemption is first of any Class A shares, second of any shares in the shareholder's Fund account that are not subject to a CDSC (i.e., shares representing reinvested dividends and distributions), third of shares held for more than six years and fourth of shares held the longest during the six-year period.

The CDSC will not be applied to dollar amounts representing an increase in the net asset value of the shares being redeemed since the time of purchase of such redeemed shares. The amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of Fund shares until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the purchase of shares, all payments during a month are aggregated and deemed to have been made on the first day of the month. The following table sets forth the rates of the CDSC.

                                                       CONTINGENT DEFERRED SALES
                                                       CHARGE AS A PERCENTAGE OF
YEAR SINCE PURCHASE                                       DOLLARS INVESTED OR
PAYMENT WAS MADE                                          REDEMPTION PROCEEDS
-------------------                                    -------------------------
First.................................................              4%
Second................................................              4%
Third.................................................              3%
Fourth................................................              3%
Fifth.................................................              2%
Sixth.................................................              1%
Seventh and thereafter................................              0%

  The CDSC will be waived in connection with redemptions which are (a) re-quested within one year of the death or the initial determination of disabil-ity of a shareholder; (b) taxable distributions or loans to participants made by qualified retirement plans or retirement accounts (not including rollovers) for which the Adviser serves as fiduciary (e.g., prepares all necessary tax reporting documents); provided that, in the case of a taxable distribution, the plan participant or accountholder has attained the age of 59 1/2 at the time the redemption is made; (c) made pursuant to a Systematic Withdrawal Plan, up to a maximum amount of 12% per year from a shareholder account based on the value of the account at the time the Plan is established, provided, however, that all dividends and capital gains distributions are reinvested in Fund shares; and (d) made of shares in accounts consisting of assets which were originally individually managed by the Adviser and had paid an investment advisory fee to the Adviser. See the Statement of Additional Information for further information concerning conditions with respect to (a) above. For Fed-eral income tax purposes, the amount of the CDSC will reduce the amount real-ized on the redemption of shares, concomitantly reducing gain or increasing loss. For information on the imposition and waiver of the CDSC contact Shareholder/Dealer Services at (800) 858-8850.

  Shareholders of a Fund that acquired their Class B shares pursuant to a reorganization effected with another SunAmerica mutual fund will remain subject to the terms of the CDSC in effect for the previous fund at the time of such reorganization. For additional information, see "Additional Information Regarding Purchase of Shares" in the Statement of Additional Information.

  Conversion Feature. Class B shares (including a pro-rata portion of the Class B shares purchased through the reinvestment of dividends and distribu-tions) will convert automatically to Class A shares on the first business day of the month following the seventh anniversary of the issuance of such Class B shares. Subsequent to the conversion of a Class B share to a Class A share, such share will no longer be subject to the higher distribution fee of Class B shares. Such conversion will be on the basis of the relative net asset values of Class B shares and Class A shares, without the imposition of any sales load, fee or charge.

  ADDITIONAL PURCHASE INFORMATION. All purchases are confirmed to each share-holder. The Trust and the Distributor reserve the right to reject any purchase order and may at any time discontinue the sale of any class of shares of any Fund.

  Shares of the Funds may be purchased through the Distributor or SAFS, by check or federal funds wire.

  Shareholders who have met the minimum initial investment of the Fund may elect to have periodic purchases made through a dollar cost averaging program. At the shareholder's election, such purchases may be made from their bank checking or savings account on a monthly, quarterly, semi-annual or annual basis. Purchases can be made via electronic funds transfer through the Automated Clearing House or by physical draft check. Purchases made via physical draft check require an authorization card to be filed with the shareholder's bank.

  Checks should be made payable to the specific Fund or to "SunAmerica Funds" or, for retirement plan accounts for which the Adviser serves as fiduciary, to "Resources Trust Company." Payments to open new accounts should be mailed to

SunAmerica Fund Services, Inc., Mutual Fund Operations, The SunAmerica Center, 733 Third Avenue, New York, New York 10017-3204, together with a completed New Account Application. Payment for subsequent purchases should be mailed to SunAmerica Fund Services, Inc., c/o NFDS, P.O. Box 419373, Kansas City, Missouri 64141-6373 and the shareholder's Fund account number should appear on the check. For fiduciary retirement plan accounts, both initial and subsequent purchases should be mailed to SunAmerica Fund Services, Inc., Mutual Fund Operations, The SunAmerica Center, 733 Third Avenue, New York, New York 10017-3204. SAFS reserves the right to reject any check made payable other than in the manner indicated above. Under certain circumstances, a Fund will accept a multi-party check (e.g., a check made payable to the shareholder by another party and then endorsed by the shareholder to the Fund in payment for the purchase of shares); however, the processing of such a check may be subject to a delay. The Funds do not verify the authenticity of the endorsement of such multi-party check, and acceptance of the check by a Fund should not be considered verification thereof. Neither the Funds nor their affiliates will be held liable for any losses incurred as a result of a fraudulent endorsement.

  Shares will be priced at the net asset value next determined after the order is placed with the Distributor or SAFS. See "Additional Information Regarding Purchase of Shares" in the Statement of Additional Information for more information regarding these services and the procedures involved and when orders are deemed to be placed.

  Investors may purchase Class A shares of a Fund at net asset value to the extent that the investment represents the proceeds from a redemption of shares of a non-SunAmerica mutual fund in which the investor either (a) paid a front-end sales load or (b) was subject to or paid a CDSC on the redemption proceeds. See " Net Asset Value Transfer Program" in the Statement of Additional Information for more details regarding this privilege.

                             REDEMPTION OF SHARES

  Shares of any Fund may be redeemed at any time at their net asset value next determined, less any applicable CDSC, after receipt by the Fund of a redemption request in proper form. Any capital gain or loss realized by a shareholder upon any redemption of shares must be recognized for federal income tax purposes. See "Dividends, Distributions and Taxes."

  REGULAR REDEMPTION. Shareholders may redeem their shares by sending a writ-ten request to SAFS, Mutual Fund Operations, The SunAmerica Center, 733 Third Avenue, New York, NY 10017-3204. All written requests for redemption must be endorsed by the shareholder(s) with signature(s) guaranteed by an "eligible guarantor institution" which includes: banks, brokers, dealers, credit unions, securities and exchange associations, clearing agencies and savings associa-tions. Guarantees must be signed by an authorized signatory of the eligible guarantor and the words "Signature Guaranteed" must appear with the signature. Signature guarantees by notaries will not be accepted. SAFS may request fur-ther documentation from corporations, executors, administrators, trustees or guardians.

  REPURCHASE THROUGH THE DISTRIBUTOR. The Distributor is authorized, as agent for the Funds, to offer to repurchase shares which are presented by telephone to the Distributor by investment dealers. Orders received by dealers must be at least $500. The repurchase price is the net asset value per share of the applicable class of shares of a Fund next determined after the repurchase or-der is received, less any applicable CDSC. Repurchase orders received by the Distributor after the Fund's close of business will be priced based on the next business day's close. Dealers may charge for their services in connection with the repurchase, but neither the Funds nor the Distributor imposes any such charge. The offer to repurchase may be suspended at any time, as de-scribed below.

  TELEPHONE REDEMPTION. The Trust accepts telephone requests for redemption of shares with a value of less than $100,000. The proceeds of a telephone redemption may be sent by wire to the shareholder's bank account as set forth in the New Account Application Form or in a subsequent written authorization. Shareholders utilizing the redemption through the electronic funds transfer method will incur a $15.00 transaction fee. The Trust will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Failure to do so may result in liability to the Trust for losses incurred due to unauthorized or fraudulent telephone instructions. Such procedures include, but are not limited to, requiring some form of personal identification prior to acting upon instructions received by telephone and/or tape recording of telephone instructions.

  A shareholder making a telephone redemption should call Shareholder/Dealer Services at (800) 858-8850, and state (i) the name of the shareholder(s) appearing on the Trust's records, (ii) his or her account number with the Trust, (iii) the name of the Fund, (iv) the amount to be redeemed and (v) the name of the person(s) requesting the redemption. The Trust reserves the right to terminate or modify the telephone redemption service at any time.

  SYSTEMATIC WITHDRAWAL PLAN. Shareholders who have invested at least $5,000 in any of the Funds may provide for the periodic payment from the account pur-suant to the Systematic Withdrawal Plan. Payment may be made by check or by electronic funds transfer through the Automated Clearing House. At the share-holder's election, such payment may be made directly to the shareholder or to a third party on a monthly, quarterly, semi-annual or annual basis. The mini-mum periodic payment is $50. Maintenance of a withdrawal plan concurrently with purchases of additional shares may be disadvantageous to a shareholder because of the sales charge applicable to such purchases. Shareholders who have been issued share certificates will not be eligible to participate in the Systematic Withdrawal Plan and will have to comply with certain additional procedures in order to redeem shares. Further information may be obtained by calling Shareholder/Dealer Services at (800) 858-8850.

  GENERAL. Payment is normally made on the next business day for shares redeemed, but in any event, payment is made by check within seven days after receipt by the Transfer Agent of share certificates or of a redemption request, or both, in proper form. Under unusual circumstances, the Funds may suspend repurchases or postpone payment for up to seven days or longer, as permitted by the federal securities laws.

  At various times, a Fund may be requested to redeem shares for which it has not yet received good payment. A Fund may delay or cause to be delayed the mailing of a redemption check until such time as good payment (e.g., cash or certified check drawn on a United States bank) has been collected for the pur-chase of such shares, which will not exceed 15 days.

  Because of the high cost of maintaining smaller shareholder accounts, the Funds may redeem, on at least 60 days' written notice and without shareholder consent, any account that has a net asset value of less than $500 ($250 for retirement plan accounts), as of the close of business on the day preceding such notice, unless such shareholder increases the account balance to at least $500 during such 60-day period. In the alternative, the applicable Fund may impose a $2.00 monthly charge on accounts below the minimum account size.

  If a shareholder redeems shares of any class of a Fund and then within one year from the date of redemption decides the shares should not have been re-deemed, the shareholder may use all or any part of the redemption proceeds to reinstate, free of sales charges (Class A shares) and with the crediting of any CDSC paid with respect to such reinstated shares at the time of redemption (Class B shares), all or any part of the redemption proceeds in shares of the Fund at the then-current net asset value. Reinstatement may affect the tax status of the prior redemption.

                              EXCHANGE PRIVILEGE

  GENERAL. Shareholders in any of the Funds may exchange their shares for the same class of shares of any other Fund or other SunAmerica fund that offers such class at the respective net asset value per share. Before making an ex-change, a shareholder should obtain and review the prospectus of the fund whose shares are being acquired. All exchanges are subject to applicable mini-mum initial or subsequent investment requirements. Notwithstanding the forego-ing, shareholders may elect to make periodic exchanges on a monthly, quarter-ly, semi-annual and annual basis through the Systematic Exchange Program. Through this program, the minimum exchange amount is $25 and there is no fee for exchanges made. All exchanges can only be effected if the shares to be ac-quired are qualified for sale in the state in which the shareholder resides. Exchanges of shares generally will constitute a taxable transaction except for IRAs, Keogh Plans and other qualified or tax-exempt accounts. The exchange privilege may be terminated or modified upon 60 days' written notice. Further information about the exchange privilege may be obtained by calling Shareholder/Dealer Services at (800) 858-8850.

  If a shareholder acquires Class A shares through an exchange from another SunAmerica fund where the original purchase of such fund's Class A shares was not subject to an ini-tial sales charge because the purchase was in excess of $1 million, such shareholder will remain subject to the 1% CDSC, if any, applicable to such re-demptions. In such event, the period for which the original shares were held prior to the exchange will be "tacked" with the holding period of the shares acquired in the exchange for purposes of determining whether the 1% CDSC is applicable upon a redemption of any of such shares.

  A shareholder who acquires Class B shares through an exchange from another SunAmerica fund will retain liability for any deferred sales charge which is outstanding on the date of the exchange. In such event, the period for which the original shares were held prior to the exchange will be "tacked" with the holding period of the shares acquired in the exchange for purposes of deter-mining what, if any, CDSC is applicable upon a redemption of any of such shares.

  RESTRICTIONS ON EXCHANGES. Because excessive trading (including short-term "market timing" trading) can hurt a Fund's performance, each Fund may refuse any exchange sell order (1) if it appears to be a market timing transaction involving a significant portion of a Fund's assets or (2) from any shareholder account if previous use of the exchange privilege is considered excessive. Ac-counts under common ownership or control, including, but not limited to, those with the same taxpayer identification number and those administered so as to redeem or purchase shares based upon certain predetermined market indications, will be considered one account for this purpose.

  In addition, a Fund reserves the right to refuse any exchange purchase order if, in the judgment of the Adviser, the Fund would be unable to invest effec-tively in accordance with its investment objective and policies, or would oth-erwise potentially be adversely affected. A shareholder's purchase exchange may be restricted or refused if the Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets. In particular, a pattern of exchanges that coincide with a "market timing" strategy may be dis-ruptive to the Fund and may therefore be refused.

  Finally, as indicated under "Purchase of Shares", the Fund and Distributor reserve the right to refuse any order for the purchase of shares.

                PORTFOLIO TRANSACTIONS, BROKERAGE AND TURNOVER

  The Adviser is responsible for decisions to buy and sell securities for the Funds, selection of broker-dealers and negotiations of commission rates. With respect to the Global Balanced Fund, AIG Global is responsible for decisions to buy and sell foreign equity securities, selection of broker-dealers and ne-gotiation of commission rates for its component of the portfolio. In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission (although the price of the security usually includes a profit to the dealer). In underwritten offerings, securities are purchased at a fixed price which in-cludes an underwriter's concession or discount. On occasion, certain money market securities may be purchased directly from an issuer, in which case no commissions or discounts are paid.

  As a general matter, the Adviser (or Sub-Adviser) selects broker-dealers which, in its best judgment, provide prompt and reliable execution at favora-ble security prices and reasonable commission rates. The Adviser (or Sub-Ad-viser) may select broker-dealers which provide it with research services and may cause a Fund to pay such broker-dealers commissions which exceed those which other broker-dealers may have charged, if in the Adviser's (or Sub-Ad-viser's) view the commissions are reasonable in relation to the value of the brokerage and/or research services provided by the broker-dealer. Brokerage arrangements may take into account the distribution of Fund shares by broker-dealers, subject to best price and execution. The Adviser and AIG Global may effect portfolio transactions through an affiliated broker-dealer, acting as agent and not as principal, in accordance with Rule 17e-1 under the 1940 Act and other applicable securities laws.

  Each Fund has no limitation regarding its policy with respect to portfolio turnover. The portfolio turnover rate is calculated by dividing the lesser of sales or purchases of portfolio securities, excluding short-term securities, by the average monthly value of the Fund's long-term portfolio securities. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs which will be borne directly by the Fund. In addi-tion, high portfolio turnover may result in increased short-term capital gains, which, when distributed to shareholders, are treated as ordinary in-come.

                       DETERMINATION OF NET ASSET VALUE

  The Fund is open for business on any day the NYSE is open for regular trading. Shares are valued each day as of the close of regular trading on the NYSE (generally, 4:00 P.M., Eastern time). Each Fund calculates the net asset value of each class of its shares separately by dividing the total value of each class's net assets by the shares of each class outstanding. Investments for which market quotations are readily available are valued at market. All other securities and assets are valued at fair value following procedures approved by the Trustees.

                               PERFORMANCE DATA

  Each Fund may advertise performance data that reflect its total investment return. A brief summary of the computations is provided below and a detailed discussion is in the Statement of Additional Information. Both total return and yield figures are based on historical earnings and are not intended to in-dicate future performance.

  Total return performance data may be advertised by each Fund. The average annual total return may be calculated for one-, five- and ten-year periods or for the lesser period since inception. These performance data represent the average annual percentage changes of a hypothetical $1,000 investment and as-sumes the reinvestment of all dividends and distributions and includes sales charges and recurring fees that are charged to shareholder accounts. A Fund's advertisements may also reflect total return performance data calculated by means of cumulative, aggregate, average, year-to-date, or other total return figures. Further, the Fund may advertise total return performance for periods of time in addition to those noted above.

  Yield will be calculated based on a 30-day (or one-month) period ended on the date of the applicable Fund's most recent balance sheet and for other such periods, as deemed appropriate. The net investment income per share earned during the period will be divided by the maximum offering price per share on the last day of the period and annualized to obtain the yield. For purposes of calculating yields, net income is determined by a standard formula prescribed by the Securities and Exchange Commission to facilitate comparison with yields quoted by other mutual funds.

  Although expenses for Class B shares may be higher than those for Class A shares, the performance of Class B shares may be higher than the performance of Class A shares after giving effect to the impact of the sales charges and 12b-1 fees applicable to each class of shares.

                      DIVIDENDS, DISTRIBUTIONS AND TAXES

  DIVIDENDS AND DISTRIBUTIONS. Dividends from net investment income, if any, and the excess of net realized long-term capital gains over net capital losses ("capital gain distributions"), if any, will be distributed to the shareholders at least annually. Dividends and distributions generally are taxable in the year in which they are paid, except any dividends paid in January which were declared in the previous calendar quarter will be treated as paid in December of the previous year. With respect to capital gain distributions, each Fund's policy is to offset any prior year capital loss carry forward against any realized capital gains, and accordingly, no distribution of capital gains will be made until gains have been realized in excess of any such loss carry forward. Dividends and distributions are paid in additional shares based on the next determined net asset value, unless the shareholder elects in writing, not less than five business days prior to the payment date, to receive amounts in excess of $10 in cash.

  In addition to having the dividends and distributions of a Fund reinvested in shares of such Fund, a shareholder may, if he or she so elects on the New Account Application Form, have dividends and distributions invested in the same class of shares of any other SunAmerica Mutual Fund at the then-current net asset value of such Fund(s).

  TAXES. Each Fund is qualified and intends to continue to qualify and elect to be taxed as a regulated investment company under the Code. While so qualified, the Trust and each of the Funds will not be subject to U.S. Federal income tax on the portion of its investment company taxable income and net capital gains distributed to its shareholders.

  For Federal income tax purposes, dividends of net investment income and distributions of any net realized short-term capital gain, whether paid in cash or reinvested in shares of the Fund, are taxable to shareholders as ordinary income. To the extent a

Fund's income is derived from certain dividends received from domestic corporations, a portion of the dividends paid to corporate shareholders of such Fund will be eligible for the 70% dividends received deduction.

  Income and capital gains received by the Global Balanced Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. Shareholders may be able to claim U.S. foreign tax credits with respect to such taxes, subject to certain provisions and limitations contained in the Code. If more than 50% in value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible, and intends, to file an election with the Internal Revenue Service when beneficial to shareholders pursuant to which shareholders of the Fund will be required to include their proportionate share of such withholding taxes in their U.S. income tax returns as gross income, treat such proportion-ate share as taxes paid by them, and deduct such proportionate share in com-puting their taxable incomes or, alternatively, use them as foreign tax cred-its against their U.S. income taxes. No deductions for foreign taxes, however, may be claimed by non-corporate shareholders who do not itemize deductions. Of course, certain retirement accounts which are not subject to tax cannot claim foreign tax credits on investments in foreign securities held in the Fund. A shareholder that is a nonresident alien individual or a foreign corporation may be subject to U.S. withholding tax on the income resulting from the Fund's election described in this paragraph but may not be able to claim a credit or deduction against such U.S. tax for the foreign taxes treated as having been paid by such shareholder. The Fund will report annually to its shareholders the amount per share of such withholding taxes.

  Under Code Section 988, foreign currency gains or losses from certain for-ward contracts, from futures contracts that are not "regulated futures con-tracts" and from unlisted non-equity options will generally be treated as or-dinary income or loss. Such Code Section 988 gains or losses will generally increase or decrease the amount of a fund's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund's net capital gain. Addition-ally, if Code Section 988 losses exceed other investment company taxable in-come during a taxable year, a Fund would not be able to make any ordinary div-idend distributions, and any distributions made in the same taxable year may be recharacterized as a return of capital to shareholders, thereby reducing the basis of each shareholder's fund shares. In certain cases, a Fund may be entitled to elect to treat foreign currency gains on forward or futures con-tracts, or options thereon, as capital gains.

  The Global Balanced Fund and Growth and Income Fund may purchase debt securities (such as zero-coupon or pay-in-kind securities) that contain original issue discount. Original issue discount that accrues in a taxable year is treated as earned by a Fund and therefore is subject to the distribution requirements of the Code. Because the original issue discount earned by the Fund in a taxable year may not be represented by cash income, the Fund may have to dispose of other securities and use the proceeds to make distributions to shareholders.

  Statements as to the tax status of distributions to shareholders of the Funds will be mailed annually. Shareholders are urged to consult their own tax advisors regarding specific questions as to federal, state or local taxes. Foreign shareholders are also urged to consult their own tax advisors regarding the foreign tax consequences of ownership of interests in a Fund. See "Dividends, Distributions and Taxes" in the Statement of Additional Information.

                              GENERAL INFORMATION

  REPORTS TO SHAREHOLDERS. The Trust sends to its shareholders audited annual and unaudited semi-annual reports for the Fund. The financial statements ap-pearing in annual reports are audited by independent accountants. In addition, the Transfer Agent sends to each shareholder having an account directly with the Trust a statement confirming transactions in the account.

  ORGANIZATION. The Trust, a business trust organized under the laws of the Commonwealth of Massachusetts on June 18, 1986, is an open-end diversified management investment company, commonly referred to as a mutual fund. The Trust consists of six investment series or funds: the Balanced Assets Fund, the Global Balanced Fund, the Blue Chip Growth Fund, the Mid-Cap Growth Fund, the Small Company Growth Fund, and the Growth and Income

Fund. The Trustees have the authority to issue an unlimited number of shares of beneficial interest of separate series, par value $.01 per share, of the Trust, and to divide each such series into one or more classes of shares.

  The Trust does not hold annual shareholder meetings. The Trustees are re-quired to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when so requested in writing by the share-holders of record holding at least 10% of the Trust's outstanding shares. Each share of each Fund has equal voting rights on each matter pertaining to that Fund or matters to be voted upon by the Trust, except as noted above. Each share of each Fund is entitled to participate equally with the other shares of that Fund in dividends and other distributions and the proceeds of any liqui-dation, except that, due to the differing expenses borne by the two classes, such dividends and proceeds are likely to be lower for Class B shares than for Class A shares. See the Statement of Additional Information for more informa-tion with respect to the distinctions among classes.

  Under Massachusetts law, shareholders of a trust, such as the Trust, in cer-tain circumstances may be held personally liable as partners for the obliga-tions of the trust. However the Declaration of Trust, pursuant to which the Trust was organized, contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Declaration of Trust also provides for indemnification out of the Trust's property for any shareholder held per-sonally liable for any Trust obligation. Thus the risk of a shareholder being personally liable, as a partner for obligations of the Trust, is limited to the unlikely circumstance in which the Trust itself would be unable to meet its obligations.

  INDEPENDENT ACCOUNTANTS AND LEGAL COUNSEL. Price Waterhouse LLP has been selected as independent accountants for the Funds. The firm of Shereff, Friedman, Hoffman & Goodman, LLP has been selected as legal counsel for the Funds.

  SHAREHOLDER INQUIRIES. All inquiries regarding the Trust should be directed to the Trust at the telephone number or address on the cover page of this Pro-spectus. For questions concerning share ownership, dividends, transfer of own-ership or share redemption, contact SAFS, Mutual Fund Operations, The SunAmerica Center, 733 Third Avenue, New York, NY 10017-3204, or call Shareholder/Dealer Services at (800) 858-8850.

NO PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTA-TIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR THE STATEMENT OF ADDI-TIONAL INFORMATION AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESEN-TATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND, THE AD-VISER OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION IN WHICH SUCH OFFER TO SELL OR SOLICITATION OF AN OFFER TO BUY MAY NOT LAWFULLY BE MADE.

                               [LOGO]SUNAMERICA
                                     CAPITAL SERVICES
                                     Distributor

EFPRO

                            SUNAMERICA EQUITY FUNDS
  (SunAmerica Balanced Assets Fund and SunAmerica Small Company   Growth Fund)
                                (Class Z Shares)

     SunAmerica Balanced Assets Fund and SunAmerica Small Company Growth Fund (each, a "Fund" and collectively, the "Funds") are two of six separate series of SunAmerica Equity Funds, which is an open-end management investment company organized as a Massachusetts business trust (the "Trust"). Each Fund is advised
and/or managed by SunAmerica Asset Management Corp.   More general information
about the Funds can be found in the attached Prospectus dated January 30, 1997, (the "Retail Class Prospectus"), which is incorporated by reference into this Prospectus.

     SunAmerica Balanced Assets Fund ("Balanced Assets Fund") seeks to conserve principal by maintaining at all times a balanced portfolio of stocks and bonds. The Balanced Assets Fund seeks to achieve its investment objective by selecting among different types of investments for capital growth and income and may alter the composition of the portfolio as economic and market trends change.

     SunAmerica Small Company Growth Fund ("Small Company Growth Fund") seeks capital appreciation by investing primarily in equity securities of small capitalization growth companies. The Small Company Growth Fund pursues its investment objective by investing, under normal circumstances, at least 65% of its total assets in the equity securities of small, lesser known or new growth companies or industries, such as telecommunications, media and biotechnology. See "Investment Objectives and Policies" for more information about each Fund. There can be no assurance that the Funds' objectives will be achieved.

          Class Z shares are offered exclusively for sale to participants in the SunAmerica Profit Sharing and Retirement Plan, an employee benefit plan
sponsored by Fidelity Investments (the "401(k) Plan" or the "Plan").   Class Z
shares are only available in the following states: AL, AZ, CA, CO, CT, FL, GA,
IL, IN, KS, KY, MN, MO, NJ, NY, NC, OH, PA, SC, TX, VA and WA.   Only Class Z
shares are offered through this Prospectus. The Funds also offer Class A and Class B shares through the Retail Class Prospectus.

     Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank through which such shares may be sold, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

     This Prospectus explains concisely what you should know before investing in Class Z shares of either of the Funds. Please read it carefully before investing and retain it for future reference. You can find more detailed information about the Funds in the Statement of Additional Information dated January 31, 1997, which is incorporated by reference into this Prospectus, and further information about the performance of the Funds in the Trust's Annual Report to Shareholders, which may be obtained without charge by contacting the Trust at The SunAmerica Center, 733 Third Avenue, New York, NY 10017 or by calling (800) 858-8850.

 __________________________________________________________________
   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE   SECURITIES
      AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR   HAS
     THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES   COM-
        MISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
           ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
       _________________________________________________________________

                       Prospectus dated January 30, 1997

                            SUMMARY OF FUND EXPENSES

                                                     Small
                                      Balanced      Company
                                    Assets Fund   Growth Fund

                                      Class Z       Class Z
                                    ------------  ------------

Shareholder Transaction Expenses
  Maximum Initial Sales Load........  None          None
  Maximum Sales Load on
    Reinvested Dividends............  None          None
  Maximum Deferred Sales Load.......  None          None
  Redemption Fees...................  None          None
  Exchange Fees.....................  None          None

Annual Fund Operating Expenses
  Management Fees...................  0.75%         0.75%
  12b-1 Fees........................  None          None
  Other Expenses....................  0.25%         0.32%


  Total Operating Expenses..........  1.00%         1.07%

     Actual expenses may be greater or less than those shown.

EXAMPLE:

     You would pay the following expenses on a $1,000 investment over various time periods assuming (1) a 5% annual rate of return and (2) redemption at the end of each time period. The 5% return and the expenses used in this example should not be considered indicative of actual or expected performance or expenses both of which will vary:

                             1 Year  3 Years  5 Years  10 Years
                             ------  -------  -------  --------
Balanced Assets Fund
  (Class Z shares).........     $10      $32      $55      $123

Small Company Growth Fund
  (Class Z shares).........     $11      $34      $59      $131

     The foregoing examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

THE FOLLOWING INFORMATION SUPPLEMENTS "MANAGEMENT OF THE TRUST--THE DISTRIBUTOR" IN THE RETAIL CLASS PROSPECTUS.

     SunAmerica Capital Services, Inc. serves as the Distributor of Class Z shares and incurs the expenses of distributing the Funds' Class Z shares under a Distribution Agreement with respect to the Funds, none of which are reimbursed by or paid for by the Funds. There is no distribution plan in effect for the Class Z shares.

THE FOLLOWING INFORMATION SUPPLEMENTS "MANAGEMENT OF THE TRUST--THE ADMINISTRATOR" IN THE RETAIL CLASS PROSPECTUS.

     SunAmerica Fund Services, Inc. serves as the Administrator for Class Z shares and may receive reimbursement from the Trust of its costs through a fee, none of which is reimbursed by or paid for by the Class Z shares of the Funds. The Class Z shares, however, pay all direct transfer agency fees and out-of-pocket expenses.

THE FOLLOWING INFORMATION SUPPLEMENTS "DIVIDENDS, DISTRIBUTIONS AND TAXES-- TAXES" IN THE RETAIL CLASS PROSPECTUS.

     As a qualified plan, the 401(k) Plan generally pays no federal income tax. Individual participants in the 401(k) Plan should consult Plan documents and their own tax advisers for information on the tax consequences associated with participating in the 401(k) Plan.

     The per share dividends on Class Z shares will generally be higher than the per share dividends on Class A or Class B shares as a result of the fact that Class Z shares are not subject to any distribution or service fee.

THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION UNDER "PURCHASE OF SHARES" AND "REDEMPTION OF SHARES."

     Class Z shares of the Funds are offered exclusively for sale to participants in the 401(k) Plan. Such shares may be purchased or redeemed only by the 401(k) Plan on behalf of individual Plan participants at net asset value without any sales or redemption charge. Class Z shares are not subject to any minimum investment requirements. The Plan purchases and redeems shares to implement the investment choices of individual Plan participants with respect to their contributions in the Plan. All purchases of Fund shares through the Plan will be of Class Z shares.

     The net asset value per share at which shares of the Funds are purchased or redeemed by the Plan for the accounts of individual Plan participants might be more or less than the net asset value per share prevailing at the time that such participants made their investment choices or made their contributions to the Plan.

THE FOLLOWING INFORMATION SUPPLEMENTS "EXCHANGE PRIVILEGE" IN THE RETAIL CLASS PROSPECTUS.

     Class Z shareholders of one Fund may exchange their shares for Class Z shares of another Fund (Balanced Assets and Small Company Growth Funds only) on the basis of relative net asset value per share. See "Purchase of Shares" above.

THE FOLLOWING INFORMATION SUPPLEMENTS "DETERMINATION OF NET ASSET VALUE" IN THE RETAIL CLASS PROSPECTUS.

     Because Class Z shares are not subject to any distribution or service fees, the net asset value per share of the Class Z shares will generally be higher than the net asset value per share of each of Class A and Class B shares, except following the payment of dividends and distributions.

THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION UNDER "GENERAL INFORMATION--SHAREHOLDER INQUIRIES" IN THE RETAIL CLASS PROSPECTUS.

     Inquiries regarding the purchase, redemption or exchange of Class Z shares or the making or changing of investment choices in the 401(k) Plan should be directed to the Fidelity Participant Center at (800) 835-5098.

                            SUNAMERICA EQUITY FUNDS
                      STATEMENT OF ADDITIONAL INFORMATION
                             DATED JANUARY 30, 1997


The SunAmerica Center        General Marketing and
733 Third Avenue          Shareholder Information
New York, NY  10017-3204        (800) 858-8850

     SunAmerica Equity Funds is a mutual fund consisting of six different investment funds: SunAmerica Balanced Assets Fund, SunAmerica Global Balanced Fund, SunAmerica Blue Chip Growth Fund, SunAmerica Mid-Cap Growth Fund, SunAmerica Small Company Growth Fund and SunAmerica Growth and Income Fund. Each Fund has distinct investment objectives and strategies.

     This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Funds' Prospectus dated January 30, 1997. To obtain a Prospectus, please call the Fund at (800) 858-8850. Capitalized terms used herein but not defined have the meanings assigned to them in the Prospectus.

                               TABLE OF CONTENTS

                                                                 PAGE
                                                                 ----

HISTORY OF THE FUNDS..........................................    B-2
INVESTMENT OBJECTIVES AND POLICIES............................    B-3
PORTFOLIO TURNOVER............................................   B-33
INVESTMENT RESTRICTIONS.......................................   B-34
TRUSTEES AND OFFICERS.........................................   B-36
ADVISER, SUB-ADVISER, PERSONAL TRADING, DISTRIBUTOR AND
  ADMINISTRATOR...............................................   B-41
PORTFOLIO TRANSACTIONS AND BROKERAGE..........................   B-48
ADDITIONAL INFORMATION REGARDING PURCHASE OF SHARES...........   B-51
ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES.........   B-59
DETERMINATION OF NET ASSET VALUE..............................   B-59
PERFORMANCE DATA..............................................   B-60
DIVIDENDS, DISTRIBUTIONS AND TAXES............................   B-66
RETIREMENT PLANS..............................................   B-71
DESCRIPTION OF SHARES.........................................   B-72
ADDITIONAL INFORMATION........................................   B-74
FINANCIAL STATEMENTS..........................................   B-75
APPENDIX.................................................. APPENDIX-1

          No dealer, salesman or other person has been authorized to give any information or to make any representations, other than those contained in this Statement of Additional Information or in the Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund, the Adviser, the Sub-Adviser or the Distributor. This Statement of Additional Information and the Prospectus do not constitute an offer to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction in which such an offer to sell or solicitation of an offer to buy may not lawfully be made.

          This Statement of Additional Information relates to the six different investment funds (each, a "Fund," and collectively, the "Funds") of SunAmerica Equity Funds, a Massachusetts business trust (the "Trust"), which is registered as an open-end investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The six Funds are: SunAmerica Balanced Assets Fund ("Balanced Assets Fund"), SunAmerica Global Balanced Fund ("Global Balanced Fund"), SunAmerica Blue Chip Growth Fund ("Blue Chip Growth Fund"), SunAmerica Mid-Cap Growth Fund ("Mid-Cap Growth Fund"), SunAmerica Small Company Growth Fund ("Small Company Growth Fund") and SunAmerica Growth and Income Fund ("Growth and Income Fund").

                              HISTORY OF THE FUNDS

          The Trust was organized under the name "Integrated Equity Portfolios" in 1986 and subsequently renamed "SunAmerica Equity Portfolios" in 1990. On September 24, 1993, the Trust reorganized with certain funds in the SunAmerica Family of Mutual Funds (the "Reorganization") and was renamed "SunAmerica Equity Funds". In the Reorganization, all outstanding shares of the two then-existing series of the Trust, the Growth Portfolio ("Growth Portfolio") and the Aggressive Growth Portfolio ("Aggressive Growth Portfolio"), were redesignated Class A shares and renamed the SunAmerica Growth Fund ("Growth Fund") and the SunAmerica Emerging Growth Fund ("Emerging Growth Fund"), respectively. In addition, the SunAmerica Emerging Growth Fund series of SunAmerica Fund Group ("Old Emerging Growth") reorganized with, and its shareholders received Class B shares of, the Emerging Growth Fund. With regard to the Balanced Assets Fund series of the Trust, the Total Return Fund series of SunAmerica Multi-Asset Portfolios, Inc. ("Total Return") and the SunAmerica Balanced Assets Fund series of SunAmerica Fund Group ("Old Balanced Assets") reorganized with, and their shareholders received Class A and Class B shares of the Balanced Assets Fund, respectively. The SunAmerica Capital Appreciation Fund, Inc. ("Capital Appreciation") was reorganized with, and its shareholders received Class B shares of, the SunAmerica Value Fund ("Value Fund"). The Reorganization was approved by the shareholders of the Funds or their predecessors who were entitled to vote with respect thereto on September 23, 1993. On March 16, 1994, the Board of Trustees of the Trust (the "Trustees") approved changing the names of the Value Fund, Growth Fund and Emerging Growth Fund to the Blue Chip Growth Fund, Mid-Cap Growth Fund and Small Company Growth Fund, respectively, and such name changes became effective on June 7, 1994.

          On December 21, 1993, the Trustees approved the creation of the Global Balanced Fund and on March 16, 1994, the Trustees approved the creation of the Growth and Income Fund.

          On June 18, 1996, the Trustees authorized the designation of Class Z shares of the Balanced Assets Fund and the Small Company

Growth Fund.  The offering of such Class Z shares commenced on October 1, 1996.

                       INVESTMENT OBJECTIVES AND POLICIES

          The investment objectives and policies of each of the Funds are described in the Funds' Prospectus. Certain types of securities in which the Funds may invest and certain investment practices which the Funds may employ, which are described under "Other Investment Practices and Restrictions" in the Prospectus and in the Appendix to the Prospectus, are discussed more fully below.

ILLIQUID SECURITIES. No more than 15% of the value of a Fund's net assets, determined as of the date of purchase, may be invested in illiquid securities including repurchase agreements which have a maturity of longer than seven days, interest-rate swaps, currency swaps, caps, floors and collars, or other securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. There will generally be a lapse of time between a mutual fund's decision to sell an unregistered security and the registration of such security promoting sale. Adverse market conditions could impede a public offering of such securities. When purchasing unregistered securities, each of the Funds will seek to obtain the right of registration at the expense of the issuer (except in the case of Rule 144A securities).

          In recent years, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

          Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act for which there is a readily available market may be deemed to be liquid. The Adviser (or Sub-Adviser) will monitor the liquidity of such restricted securities subject to the supervision of the Trustees. In reaching liquidity decisions the Adviser (or Sub-Adviser) will consider, inter alia, pursuant to guidelines and procedures established by the Trustees, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (i.e., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

          Commercial paper issues in which a Fund's net assets may be invested include securities issued by major corporations without registration under the Securities Act in reliance on the exemption from such registration afforded by
Section 3(a)(3) thereof, and commercial paper issued in reliance on the so-called private placement exemption from registration which is afforded by
Section 4(2) of the Securities Act ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) paper, thus providing liquidity. Section 4(2) paper that is issued by a company that files reports under the Securities Exchange Act of 1934 is generally eligible to be sold in reliance on the safe harbor of Rule 144A described above. A Fund's 15% limitation on investments in illiquid securities includes Section 4(2) paper other than Section 4(2) paper that the Adviser (or Sub-Adviser) has determined to be liquid pursuant to guidelines established by the Trustees. The Trustees have delegated to the Adviser (or Sub-Adviser) the function of making day-to-day determinations of liquidity with respect to Section 4(2) paper, pursuant to guidelines approved by the Trustees that require the Adviser (or Sub-Adviser) to take into account the same factors described above for other restricted securities and require the Adviser (or Sub-Adviser) to perform the same monitoring and reporting functions.


REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements with banks, brokers or securities dealers. In such agreements, the seller agrees to repurchase the security at a mutually agreed-upon time and price. The period of maturity is usually quite short, either overnight or a few days, although it may extend over a number of months. The repurchase price is in excess of the purchase price by an amount which reflects an agreed-upon rate of return effective for the period of time a Fund's money is invested in the security. Whenever a Fund enters into a repurchase agreement, it obtains collateral having a value equal to at least 102% of the repurchase price, including accrued interest. The instruments held as collateral are valued daily and if the value of the instruments declines, the Fund will require additional collateral. If the seller defaults and the value of the collateral securing the repurchase agreements declines, the Fund may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. The Trustees have established guidelines to be used by the Adviser (or Sub-Adviser) in connection with transactions in repurchase agreements and will regularly monitor each Fund's use of repurchase agreements. A Fund will not invest in repurchase agreements maturing in more than seven days if the aggregate of such investments along with other illiquid securities exceeds 15% of the value of its net assets. However, there is no limit on the amount of a Fund's net assets that may be subject to repurchase agreements having a maturity of seven days or less for temporary defensive purposes.

REVERSE REPURCHASE AGREEMENTS. Each Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security subject to the rights and obligations to repurchase such security. The Fund then invests the proceeds from the transaction in another obligation in which the Fund is authorized to invest. In order to minimize any risk involved, the Fund maintains, in a segregated account with the custodian, cash or liquid securities equal in value to the repurchase price. Reverse repurchase agreements are considered to be borrowings and are subject to the percentage limitations on borrowings. See "Investment Restrictions."

RISKS OF INVESTING IN LOWER RATED BONDS. Debt securities in which the Growth and Income Fund may invest may be in the lower rating categories of recognized rating agencies (that is, ratings of Ba or lower by Moody's Investors Service, Inc. ("Moody's") or BB or lower by Standard & Poor's Ratings Services, a Division of the McGraw-Hill Companies, Inc. ("S&P")(and comparable unrated securities) (commonly known as "junk bonds"). For a description of these and other rating categories, see Appendix A. No minimum rating standard is required for a purchase by the Fund.

          It should be noted that lower-rated securities are subject to risk factors such as (a) vulnerability to economic downturns and changes in interest rates; (b) sensitivity to adverse economic changes and corporate developments;
(c) redemption or call provisions which may be exercised at inopportune times;
(d)
difficulty in accurately valuing or disposing of such securities; (e) federal legislation which could affect the market for such securities; and (f) special adverse tax consequences associated with investments in certain high-yield, high-risk bonds.

          High yield bonds, like other bonds, may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Fund would have to replace the security with a lower yielding security, resulting in lower return for investors. Conversely, a high yield bond's value will decrease in a rising interest rate market.

          There is a thinly traded market for high yield bonds, and recent market quotations may not be available for some of these bonds. Market quotations are generally available only from a limited number of dealers and may not represent firm bids from such dealers or prices for actual sales. As a result, a Fund may have difficulty valuing the high yield bonds in their portfolios accurately and disposing of these bonds at the time or price desired.

          Ratings assigned by Moody's and S&P to high yield bonds, like other bonds, attempt to evaluate the safety of principal and interest payments on those bonds. However, such ratings do not assess the risk of a decline in the market value of those bonds. In addition, ratings may fail to reflect recent events in a timely manner and are subject to change. If a rating with respect to a portfolio security is changed, the Adviser will determine whether the security will be retained based upon the factors the Adviser considers in acquiring or holding other securities in the portfolio. Investment in high yield bonds may make achievement of the Fund's objective more dependent on the Adviser's own credit analysis than is the case for higher-rated bonds.

          Market prices for high yield bonds tend to be more sensitive than those for higher-rated securities due to many of the factors described above, including the credit-worthiness of the issuer, redemption or call provisions, the liquidity of the secondary trading market and changes in credit ratings, as well as interest rate movements and general economic conditions. In addition, yields on such bonds will fluctuate over time. An economic downturn could severely disrupt the market for high yield bonds. In addition, legislation impacting high yield bonds may have a materially adverse effect on the market for such bonds. For example, federally insured savings and loan associations have been required to divest their investments in high yield bonds.

          The risk of default in payment of principal and interest on high yield bonds is significantly greater than with higher-rated debt securities because high yield bonds are generally unsecured and are often subordinated to other obligations of the issuer, and because the issuers of high yield bonds usually have high levels of indebtedness and are more sensitive to adverse economic conditions, such as recession or increasing interest rates. Upon a default, bondholders may incur additional expenses in seeking recovery.

          As a result of all these factors, the net asset value of a Fund to the extent it invests in high yield bonds, is expected to be more volatile than the net asset value of funds which invest solely in higher-rated debt securities. This volatility may result in an increased number of redemptions from time to time. High levels of redemptions in turn may cause a fund to sell its portfolio securities at inopportune times and decrease the asset base upon which expenses can be spread.

ASSET-BACKED SECURITIES. The Global Balanced Fund may invest in asset-backed securities. These securities, issued by trusts and special purpose corporations, are backed by a pool of assets, such as credit card and automobile loan receivables, representing the obligations of a number of different parties. The Fund may also invest in privately issued asset-backed securities.

          Asset-backed securities present certain risks. For instance, in the case of credit card receivables, these securities may not have the benefit of any security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the services to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

          Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors to make payments on underlying assets, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by a obligor on the underlying assets.
Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default ensures payment through insurance policies or letters of credit obtained by the issuer or sponsor from third parties. The Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

DOLLAR ROLLS. The Global Balanced Fund may enter into "dollar rolls" in which the Fund sells mortgage or other asset-backed securities ("Roll Securities") for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund foregoes principal and interest paid on the Roll Securities. The Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. The Fund also could be compensated through the receipt of fee income equivalent to a lower forward price. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position or a cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction. The Fund will only enter into covered rolls. Because "roll" transactions include both the sale and purchase of a security, they may cause the reported portfolio turnover rate to be higher than that reflecting typical portfolio management activities.

          Dollar rolls involve certain risks including the following: if the broker-dealer to whom the Fund sells the security becomes insolvent, the Fund's right to purchase or repurchase the security subject to the dollar roll may be restricted and the instrument which the Fund is required to repurchase may be worth less than an instrument which the Fund originally held. Successful use of dollar rolls will depend upon the Adviser's or Sub-Adviser's ability to predict correctly interest rates and in the case of mortgage dollar rolls, mortgage prepayments. For these reasons, there is no assurance that dollar rolls can be successfully employed.

INTEREST-RATE SWAPS, MORTGAGE SWAPS, CAPS, COLLARS AND FLOORS. In order to protect the value of the Global Balanced Fund from interest rate fluctuations and to hedge against fluctuations in the fixed income market in which certain of the Fund's investments are traded, the Fund may enter into interest-rate swaps and mortgage swaps or purchase or sell interest-rate caps, floors or collars. The Fund will enter into these hedging transactions primarily to preserve a return or spread on a particular investment or portion of the portfolio and to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund may also enter into interest-rate swaps for non-hedging purposes. Interest-rate swaps are individually negotiated, and the Fund expects to achieve an acceptable degree of correlation between its portfolio investments and interest-rate positions. The Fund will only enter into interest-rate swaps on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Interest-rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest-rate swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make. If the other party to an interest-rate swap defaults, the Fund's risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive. The use of interest-rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. All of these investments may be deemed to be illiquid for purposes of the Fund's limitation on investment in such securities.
Inasmuch as these investments are entered into for good faith hedging purposes, and inasmuch as segregated accounts will be established with respect to such transactions, the Adviser, Sub-Adviser and the Fund believe such obligations do not constitute senior securities and accordingly, will not treat them as being subject to its borrowing restrictions. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each interest-rate swap will be accrued on a daily basis and an amount of cash or other liquid securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by a custodian that satisfies the requirements of the 1940 Act. The Fund will also establish and maintain such segregated accounts with respect to its total obligations under any interest-rate swaps that are not entered into on a net basis and with respect to any interest-rate caps, collars and floors that are written by the Fund.

          The Fund will enter into these transactions only with banks and recognized securities dealers believed by the Adviser and Sub-Adviser to present minimal credit risk in accordance with guidelines established by the Fund's Board of Trustees. If there is a default by the other party to such a transaction, the Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction.

          The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. Caps, collars and floors are more recent innovations for which documentation is less standardized, and accordingly, they are less liquid than swaps.

          Mortgage swaps are similar to interest-rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, upon which the value of the interest payments is based, is tied to reference pool or pools of mortgages.

          The purchase of an interest-rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest-rate cap. The purchase of an interest-rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest-rate floor. The Global Balanced Fund will not enter into any mortgage swap, interest-rate swap, cap or floor transaction unless the unsecured commercial paper, senior debt, or the claims paying ability of the other party thereto is rated either AA or A-1 or better by S&P or Aa or P-1 or better by Moody's, or is determined to be of equivalent quality by the Adviser of the Sub-Adviser.

INVERSE FLOATERS. The Global Balanced Fund may invest in leveraged inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity. Certain inverse floaters may be deemed to be illiquid securities for purposes of the Fund's limitation on investments in such securities.

SHORT-TERM AND TEMPORARY DEFENSIVE INSTRUMENTS. In addition to their primary investments, each Fund may also invest up to 10% of its total assets in money market instruments for liquidity purposes (to meet redemptions and expenses). For temporary defensive purposes, each Fund may invest up to 100% of its total assets in fixed-income securities, including corporate debt obligations and money market instruments rated in one of the two highest categories by a nationally recognized statistical rating organization (or determined by the Adviser or Sub-Adviser to be of equivalent quality). A description of securities ratings is contained in the Appendix to this Statement of Additional Information.

          Subject to the limitations described above, the following is a description of the types of money market and fixed-income securities in which the Funds may invest:

          U.S. Government Securities: See section entitled "U.S. Government Securities" below.

          Commercial Paper: Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by entities in order to finance their current operations. Each Fund's commercial paper investments may include variable amount master demand notes and floating rate or variable rate notes. Variable amount master demand notes and variable amount floating rate notes are obligations that permit the investment of fluctuating amounts by a Fund at varying rates of interest pursuant to direct arrangements between a Fund, as lender, and the borrower. Master demand notes permit daily fluctuations in the interest rates while the interest rate under variable amount floating rate notes fluctuates on a weekly basis. These notes permit daily changes in the amounts borrowed. A Fund has the right to increase the amount under these notes at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may repay up to the full amount of the note without penalty. Because these types of notes are direct lending arrangements between the lender and the borrower, it is not generally contemplated that such instruments will be traded and there is no secondary market for these notes. Master demand notes are redeemable (and, thus, immediately repayable by the borrower) at face value, plus accrued interest, at any time. Variable amount floating rate notes are subject to next-day redemption 14 days after the initial investment therein. With both types of notes, therefore, a Fund's right to redeem depends on the ability of the borrower to pay principal and interest on demand. In connection with both types of note arrangements, a Fund considers earning power, cash flow and other liquidity ratios of the issuer. These notes, as such, are not typically rated by credit rating agencies. Unless they are so rated, a Fund may invest in them only if at the time of an investment the issuer has an outstanding issue of unsecured debt rated in one of the two highest categories by a nationally recognized statistical rating organization.

          The Funds will generally purchase commercial paper only of companies of medium to large capitalizations (i.e., $1 billion or more). In addition, the Global Balanced Fund may purchase commercial paper rated in the two highest rating categories, or deemed by the Adviser (or Sub-Adviser) to be of comparable quality, without regard to the size of the issuer.

          Certificates of Deposit and Bankers' Acceptances: Certificates of deposit are receipts issued by a bank in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity.

          Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by another bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity.
Although maturities for acceptances can be as long as 270 days, most maturities are six months or less.

          The Funds will generally open interest-bearing accounts only with, or purchase certificates of deposit, time deposits or bankers' acceptances only from, banks or savings and loan associations whose deposits are federally-insured and whose capital is at least $50 million.

          Corporate Obligations: Corporate debt obligations (including master demand notes). For a further description of variable amount master demand notes, see the section entitled "Commercial Paper" above.

          Repurchase Agreements: See the section entitled "Repurchase Agreements" above.

U.S. GOVERNMENT SECURITIES. Each Fund may invest in U.S. Treasury securities, including bills, notes, bonds and other debt securities issued by the U.S. Treasury. These instruments are direct obligations of the U.S. government and, as such, are backed by the "full faith and credit" of the United States. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances. Each Fund may also invest in securities issued by agencies of the U.S. government or instrumentalities of the U.S. government. These obligations, including those which are guaranteed by federal agencies or instrumentalities, may or may not be backed by the "full faith and credit" of the United States. Obligations of the Government National Mortgage Association ("GNMA"), the Farmers Home Administration and the Export-Import Bank are backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, a Fund must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitments.

          The Balanced Assets Fund and the Global Balanced Fund may, in addition to the U.S. government securities noted above, invest in mortgage-backed securities (including private mortgage-backed securities), such as GNMA, FNMA or FHLMC certificates (as defined below), which represent an undivided ownership interest in a pool of mortgages. The mortgages backing these securities include conventional thirty-year fixed-rate mortgages, fifteen-year fixed-rate mortgages, graduated payment mortgages and adjustable rate mortgages. These certificates are in most cases pass-through instruments, through which the holder receives a share of all interest and principal payments, including prepayments, on the mortgages underlying the certificate, net of certain fees.

          The yield on mortgage-backed securities is based on the average expected life of the underlying pool of mortgage loans. The actual life of any particular pool will be shortened by any unscheduled or early payments of principal and interest. Principal prepayments generally result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to predict accurately the average life of a particular pool. Yield on such pools is usually computed by using the historical record of prepayments for that pool, or, in the case of newly-issued mortgages, the prepayment history of similar pools. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by the Balanced Assets Fund or Global Balanced Fund to differ from the yield calculated on the basis of the expected average life of the pool.

          Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments will most likely decline. When prevailing interest rates rise, the value of a pass-through security may decrease as does the value of other debt securities, but, when prevailing interest rates decline, the value of a pass-through security is not likely to rise on a comparable basis with other debt securities because of the prepayment feature of pass-through securities. The reinvestment of scheduled principal payments and unscheduled prepayments that the Balanced Assets Fund or Global Balanced Fund receives may occur at higher or lower rates than the original investment, thus affecting the yield of the Fund. Monthly interest payments received by the Balanced Assets Fund or Global Balanced Fund have a compounding effect which may increase the yield to shareholders more than debt obligations that pay interest semi-annually. Because of those factors, mortgage-backed securities may be less effective than U.S. Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates. Accelerated prepayments adversely affect yields for pass-through securities purchased at a premium (i.e., at a price in excess of principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is repaid. The opposite is true for pass-through securities purchased at a discount. The Balanced Assets Fund or Global Balanced Fund may purchase mortgage-backed securities at a premium or at a discount.

          The following is a description of GNMA, FNMA and FHLMC certificates, the most widely available mortgage-backed securities:

          GNMA Certificates. GNMA Certificates are mortgage-backed securities which evidence an undivided interest in a pool or pools of mortgages. GNMA Certificates that the Balanced Assets Fund or Global Balanced Fund may purchase are the modified pass-through type, which entitle the holder to receive timely payment of all interest and principal payments due on the mortgage pool, net of fees paid to the issuer and GNMA, regardless of whether or not the mortgagor actually makes the payment.

          GNMA guarantees the timely payment of principal and interest on securities backed by a pool of mortgages insured by the Federal Housing Administration ("FHA") or the Farmers' Home Administration ("FMHA"), or guaranteed by the Veterans Administration ("VA"). The GNMA guarantee is authorized by the National Housing Act and is backed by the full faith and credit of the United States. The GNMA is also empowered to borrow without limitation from the U.S. Treasury if necessary to make any payments required under its guarantee.

          The average life of a GNMA Certificate is likely to be substantially shorter than the original maturity of the mortgages underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosure will usually result in the return of the greater part of principal investment long before the maturity of the mortgages in the pool. Foreclosures impose no risk to principal investment because of the GNMA guarantee, except to the extent that a Fund has purchased the certificates at a premium in the secondary market.

          FHLMC Certificates. The Federal Home Loan Mortgage Corporation ("FHLMC") issues two types of mortgage pass-through securities: mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs") (collectively, "FHLMC Certificates"). PCs resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool. The FHLMC guarantees timely monthly payment of interest (and, under certain circumstances, principal) of PCs and the ultimate payment of principal.

          GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semi-annually and return principal once a year in guaranteed minimum payments. The expected average life of these securities is approximately ten years. The FHLMC guarantee is not backed by the full faith and credit of the U.S. Government.

          FNMA Certificates. The Federal National Mortgage Association ("FNMA") issues guaranteed mortgage pass-through certificates ("FNMA Certificates").
FNMA Certificates represent a pro rata share of all interest and principal payments made and owed on the underlying pool. FNMA guarantees timely payment of interest and principal on FNMA Certificates. The FNMA guarantee is not backed by the full faith and credit of the U.S. Government.

          Another type of mortgage-backed security in which the Balanced Assets Fund or Global Balanced Fund may invest is a collateralized mortgage obligation ("CMO"). CMOs are fully collateralized bonds which are the general obligations of the issuer thereof (i.e., the U.S. government, a U.S. government instrumentality, or a private issuer). Such bonds generally are secured by an assignment to a trustee (under the indenture pursuant to which the bonds are issued) of collateral consisting of a pool of mortgages. Payments with respect to the underlying mortgages generally are made to the trustee under the indenture. Payments of principal and interest on the underlying mortgages are not passed through to the holders of the CMOs as such (i.e., the character of payments of principal and interest is not passed through, and therefore payments to holders of CMOs attributable to interest paid and principal repaid on the underlying mortgages do not necessarily constitute income and return of capital, respectively, to such holders), but such payments are dedicated to payment of interest on and repayment of principal of the CMOs. CMOs often are issued in two or more classes with varying maturities and stated rates of interest. Because interest and principal payments on the underlying mortgages are not passed through to holders of CMOs, CMOs of varying maturities may be secured by the same pool of mortgages, the payments on which are used to pay interest on each class and to retire successive maturities in sequence. Unlike other mortgage-backed securities, CMOs are designed to be retired as the underlying mortgages are repaid. In the event of prepayment on such mortgages, the class of CMO first to mature generally will be paid down. Therefore, although in most cases the issuer of CMOs will not supply additional collateral in the event of such prepayment, there will be sufficient collateral to secure CMOs that remain outstanding.

          Certain CMOs may be deemed to be investment companies under the 1940 Act. The Balanced Assets Fund or Global Balanced Fund intends to conduct operations in a manner consistent with this view, and therefore generally may not invest more than 10% of its total assets in such issuers without obtaining appropriate regulatory relief. In reliance on recent SEC staff interpretations, a Fund may invest in those CMOs and other mortgage-backed securities that are not by definition excluded from the provisions of the 1940 Act, but have obtained exemptive orders from the SEC from such provisions.

          The Balanced Assets Fund or Global Balanced Fund may also invest in stripped mortgage-backed securities. Stripped mortgage-backed securities are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. Stripped mortgage-backed securities have greater market volatility than other types of U.S. Government securities in which a Fund invests. A common type of stripped mortgage-backed security has one class receiving some of the interest and all or most of the principal (the "principal only" class) from the mortgage pool, while the other class will receive all or most of the interest (the "interest only" class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on the Fund's yield. While interest-only and principal-only securities are generally regarded as being illiquid, such securities may be deemed to be liquid if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of the Fund's net asset value per share. Only government interest only and principal only securities backed by fixed-rate mortgages and determined to be liquid under guidelines and standards established by the Trustees may be considered liquid securities not subject to a Fund's limitation on investments in illiquid securities.

INVESTMENT IN SMALL, UNSEASONED COMPANIES. As described in the Prospectus, the Small Company Growth Fund will invest, and the other Funds may each invest, in the securities of small companies having market capitalizations under $1 billion. These securities may have a limited trading market, which may adversely affect their disposition and can result in their being priced lower than might otherwise be the case. If other investment companies and investors who invest in such issuers trade the same securities when a Fund attempts to dispose of its holdings, the Fund may receive lower prices than might otherwise be obtained.

          Companies with market capitalization of $1 billion to $5 billion ("Mid-Cap Companies") may also suffer more significant losses as well as realize more substantial growth than larger, more established issuers. Thus, investments in such companies tend to be more volatile and somewhat speculative.


WARRANTS. Each Fund may invest in warrants which give the holder of the warrant a right to purchase a given number of shares of a particular issue at a specified price until expiration. Such investments generally can provide a greater potential for profit or loss than investments of equivalent amounts in the underlying common stock. The prices of warrants do not necessarily move with the prices of the underlying securities. If the holder does not sell the warrant, he risks the loss of his entire investment if the market price of the underlying stock does not, before the expiration date, exceed the exercise price of the warrant plus the cost thereof. Investment in warrants is a speculative activity. Warrants pay no dividends and confer no rights (other than the right to purchase the underlying stock) with respect to the assets of the issuer.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. Each Fund may purchase or sell such securities on a "when-issued" or "delayed delivery" basis. Although a Fund will enter into such transactions for the purpose of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the Fund may dispose of a commitment prior to settlement. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. When such transactions are negotiated, the price (which is generally expressed in yield terms) is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. During the period between commitment by a Fund and settlement (generally within two months but not to exceed 120 days), no payment is made for the securities purchased by the purchaser, and no interest accrues to the purchaser from the transaction. Such securities are subject to market fluctuation, and the value at delivery may be less than the purchase price. A Fund will maintain a segregated account with its custodian, consisting of cash, U.S. government securities or other high grade debt obligations at least equal to the value of purchase commitments until payment is made. A Fund will likewise segregate liquid assets in respect of securities sold on a delayed delivery basis.

          A Fund will engage in when-issued transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. When a Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to consummate the transaction. Failure to do so may result in a Fund losing the opportunity to obtain a price and yield considered to be advantageous. If a Fund chooses to (i) dispose of the right to acquire a when-issued security prior to its acquisition or (ii) dispose of its right to deliver or receive against a forward commitment, it may incur a gain or loss. (At the time a Fund makes a commitment to purchase or sell a security on a when-issued or forward commitment basis, it records the transaction and reflects the value of the security purchased, or if a sale, the proceeds to be received in determining its net asset value.)

          To the extent a Fund engages in when-issued and delayed delivery transactions, it will do so for the purpose of acquiring or selling securities consistent with its investment objectives and policies and not for the purposes of investment leverage. A Fund enters into such transactions only with the intention of actually receiving or delivering the securities, although (as noted above) when-issued securities and forward commitments may be sold prior to the settlement date. In addition, changes in interest rates in a direction other than that expected by the Adviser (or Sub-Adviser) before settlement will affect the value of such securities and may cause a loss to a Fund.

          When-issued transactions and forward commitments may be used to offset anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling prices, a Fund might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices. In periods of falling interest rates and rising prices, a Fund might sell portfolio securities and purchase the same or similar securities on a when-issued or forward commitment basis, thereby obtaining the benefit of currently higher cash yields.

FOREIGN SECURITIES. Investments in foreign securities offer potential benefits not available from investments solely in securities of domestic issuers by offering the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the U.S., or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that do not move in a manner parallel to U.S. markets.

          Each Fund may invest in securities of foreign issuers in the form of American Depository Receipts (ADRs), European Depository Receipts (EDRs), Global Depository Receipts (GDRs) or other similar securities convertible into securities of foreign issuers. ADRs are securities, typically issued by a U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depository. ADRs may be sponsored or unsponsored. A sponsored ADR is issued by a depository which has an exclusive relationship with the issuer of the underlying security. An unsponsored ADR may be issued by any number of U.S. depositories. Holders of unsponsored ADRs generally bear all the costs associated with establishing the unsponsored ADR. The depository of an unsponsored ADR is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through to the holders of the unsponsored ADR voting rights with respect to the deposited securities or pool of securities. A Fund may invest in either type of ADR. Although the U.S. investor holds a substitute receipt of ownership rather than direct stock certificates, the use of the depository receipts in the United States can reduce costs and delays as well as potential currency exchange and other difficulties. The Fund may purchase securities in local markets and direct delivery of these ordinary shares to the local depository of an ADR agent bank in the foreign country. Simultaneously, the ADR agents create a certificate which settles at the Fund's custodian in five days. The Fund may also execute trades on the U.S. markets using existing ADRs. A foreign issuer of the security underlying an ADR is generally not subject to the same reporting requirements in the United States as a domestic issuer. Accordingly the information available to a U.S. investor will be limited to the information the foreign issuer is required to disclose in its own country and the market value of an ADR may not reflect undisclosed material information concerning the issuer of the underlying security. For purposes of a Fund's investment policies, the Fund's investments in these types of securities will be deemed to be investments in the underlying securities. Generally ADRs, in registered form, are dollar denominated securities designed for use in the U.S. securities markets, which represent and may be converted into the underlying foreign security. EDRs, in bearer form, are designed for use in the European securities markets.

          Investments in foreign securities, including securities of developing countries, present special additional investment risks and considerations not typically associated with investments in domestic securities, including reduction of income by foreign taxes; fluctuation in value of foreign portfolio investments due to changes in currency rates and control regulations (i.e., currency blockage); transaction charges for currency exchange; lack of public information about foreign issuers; lack of uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic issuers; less volume on foreign exchanges than on U.S. exchanges; greater volatility and less liquidity on foreign markets than in the U.S.; less regulation of foreign issuers, stock exchanges and brokers than the U.S.; greater difficulties in commencing lawsuits; higher brokerage commission rates than the U.S.; increased possibilities in some countries of expropriation, confiscatory taxation, political, financial or social instability or adverse diplomatic developments; and differences (which may be favorable or unfavorable) between the U.S. economy and foreign economies.

PASSIVE FOREIGN INVESTMENT COMPANIES ("PFICS"). The Global Balanced Fund may invest in PFICs, which are any foreign corporations which generate certain amounts of passive income or hold certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. To the extent that a Portfolio invests in PFICs, income tax regulations may require the Portfolio to recognize income associated with the PFIC prior to the actual receipt of any such income.

LOANS OF PORTFOLIO SECURITIES. Consistent with applicable regulatory requirements, each Fund may lend portfolio securities in amounts up to 33% of total assets to brokers, dealers and other financial institutions, provided, that such loans are callable at any time by the Fund and are at all times secured by cash or equivalent collateral. In lending its portfolio securities, a Fund receives income while retaining the securities' potential for capital appreciation. The advantage of such loans is that a Fund continues to receive the interest and dividends on the loaned securities while at the same time earning interest on the collateral, which will be invested in short-term obligations. A loan may be terminated by the borrower on one business day's notice or by a Fund at any time. If the borrower fails to maintain the requisite amount of collateral, the loan automatically terminates, and the Fund could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. As with any extensions of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will only be made to firms deemed by the Adviser (or Sub-Adviser) to be creditworthy. On termination of the loan, the borrower is required to return the securities to a Fund; and any gain or loss in the market price of the loaned security during the loan would inure to the Fund. Each Fund will pay reasonable finders', administrative and custodial fees in connection with a loan of its securities or may share the interest earned on collateral with the borrower.

          Since voting or consent rights which accompany loaned securities pass to the borrower, each Fund will follow the policy of calling the loan, in whole or in part as may be appropriate, to permit the exercise of such rights if the matters involved would have a material effect on the Fund's investment in the securities which are the subject of the loan.

INCOME ENHANCEMENT STRATEGIES. Each Fund may write (i.e., sell) call options ("calls") on securities that are traded on U.S. and foreign securities exchanges and over-the-counter markets to enhance income through the receipt of premiums from expired calls and any net profits from closing purchase transactions.
After any such sale up to 100% of a Fund's total assets may be subject to calls. All such calls written by a Fund must be "covered" while the call is outstanding (i.e., the Fund must own the securities subject to the call or other securities acceptable for applicable escrow requirements). Calls on Futures (defined below) used to enhance income must be covered by deliverable securities or by liquid assets segregated to satisfy the Futures contract. If a call written by the Fund is exercised, the Fund forgoes any profit from any increase in the market price above the call price of the underlying investment on which the call was written. In addition, the Fund could experience capital losses which might cause previously distributed short-term capital gains to be re-characterized as a non-taxable return of capital to shareholders.

          The Balanced Assets Fund and Global Balanced Fund also may write put options ("puts") which give the holder of the option the right to sell the
underlying security to the Fund at the stated exercise price.   A Fund will
receive a premium for writing a put option which increases the Fund's return.
A Fund writes only covered put options which means that so long as the Fund is obligated as the writer of the option it will, through its custodian, have deposited and maintained cash or liquid securities denominated in U.S. dollars or non-U.S. currencies with a securities depository with a value equal to or greater than the exercise price of the underlying securities. Puts on Futures (defined below) will be considered "covered" if the a Fund owns an option to sell that Futures contract having a strike price equal to or greater than the strike price of the "covered" option, or if the Fund segregates and maintains with its custodian for the term of the option cash, U.S. government securities or liquid high-grade debt obligations at all times equal in value to the exercise price of the put (less any initial margin deposited by the Fund with its custodian with respect to such option).

HEDGING STRATEGIES. For hedging purposes as a temporary defensive maneuver, each Fund may use interest rate futures contracts, foreign currency futures contracts, and stock and bond index futures contracts (together, "Futures"); forward contracts on foreign currencies ("Forward Contracts"); and call and put options on equity and debt securities, Futures, stock and bond indices and foreign currencies (all the foregoing referred to as "Hedging Instruments"). Hedging Instruments may be used to attempt to: (i) protect against possible declines in the market value of a Fund's portfolio resulting from downward trends in the equity and debt securities markets (generally due to a rise in interest rates); (ii) protect a Fund's unrealized gains in the value of its equity and debt securities which have appreciated; (iii) facilitate selling securities for investment reasons; (iv) establish a position in the equity and debt securities markets as a temporary substitute for purchasing particular equity and debt securities; or (v) reduce the risk of adverse currency fluctuations.

          A Fund's strategy of hedging with Futures and options on Futures will be incidental to its activities in the underlying cash market. When hedging to attempt to protect against declines in the market value of a Fund's portfolio, to permit a Fund to retain unrealized gains in the value of portfolio securities which have appreciated, or to facilitate selling securities for investment reasons, a Fund could: (i) sell Futures; (ii) purchase puts on such Futures or securities; or (iii) write calls on securities held by it or on Futures. When hedging to attempt to protect against the possibility that portfolio securities are not fully included in a rise in value of the debt securities market, a Fund could: (i) purchase Futures, or (ii) purchase calls on such Futures or on securities. When hedging to protect against declines in the dollar value of a foreign currency-denominated security, a Fund could: (i) purchase puts on that foreign currency and on foreign currency Futures; (ii) write calls on that currency or on such Futures; or (iii) enter into Forward Contracts at a lower rate than the spot ("cash") rate. Additional information about the Hedging Instruments the Funds may use is provided below.

          The Global Balanced Fund may engage in the foregoing for non-hedging purposes as well.

OPTIONS
-------

          Options on Securities. As noted above, each Fund may write and purchase call and put options (including yield curve options) on equity and debt securities.

          When a Fund writes a call on a security it receives a premium and agrees to sell the underlying security to a purchaser of a corresponding call on the same security during the call period (usually not more than 9 months) at a fixed price (which may differ from the market price of the underlying security), regardless of market price changes during the call period. A Fund has retained the risk of loss should the price of the underlying security decline during the call period, which may be offset to some extent by the premium.

          To terminate its obligation on a call it has written, a Fund may purchase a corresponding call in a "closing purchase transaction." A profit or loss will be realized, depending upon whether the net of the amount of the option transaction costs and the premium received on the call written was more or less than the price of the call subsequently purchased. A profit may also be realized if the call expires unexercised, because a Fund retains the underlying security and the premium received. If a Fund could not effect a closing purchase transaction due to lack of a market, it would hold the callable securities until the call expired or was exercised.

          When a Fund purchases a call (other than in a closing purchase transaction), it pays a premium and has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. A Fund benefits only if the call is sold at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid and the call is exercised. If the call is not exercised or sold (whether or not at a profit), it will become worthless at its expiration date and a Fund will lose its premium payment and the right to purchase the underlying investment.

          A put option on securities gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period. Writing a put covered by segregated liquid assets equal to the exercise price of the put has the same economic effect to a Fund as writing a covered call. The premium a Fund receives from writing a put option represents a profit as long as the price of the underlying investment remains above the exercise price. However, a Fund has also assumed the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price, even though the value of the investment may fall below the exercise price. If the put expires unexercised, a Fund (as the writer of the put) realizes a gain in the amount of the premium. If the put is exercised, a Fund must fulfill its obligation to purchase the underlying investment at the exercise price, which will usually exceed the market value of the investment at that time. In that case, a Fund may incur a loss, equal to the sum of the sale price of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs incurred.

          A Fund may effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent an underlying security from being put. Furthermore, effecting such a closing purchase transaction will permit a Fund to write another put option to the extent that the exercise price thereof is secured by the deposited assets, or to utilize the proceeds from the sale of such assets for other investments by the Fund. A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the option.

          When a Fund purchases a put, it pays a premium and has the right to sell the underlying investment to a seller of a corresponding put on the same investment during the put period at a fixed exercise price. Buying a put on an investment a Fund owns enables the Fund to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling such underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and as a result the put is not exercised or resold, the put will become worthless at its expiration date, and the Fund will lose its premium payment and the right to sell the underlying investment pursuant to the put. The put may, however, be sold prior to expiration (whether or not at a profit.)

          Buying a put on an investment a Fund does not own permits the Fund either to resell the put or buy the underlying investment and sell it at the exercise price. The resale price of the put will vary inversely with the price of the underlying investment. If the market price of the underlying investment is above the exercise price and as a result the put is not exercised, the put will become worthless on its expiration date. In the event of a decline in the stock market, a Fund could exercise or sell the put at a profit to attempt to offset some or all of its loss on its portfolio securities.

          When writing put options on securities, to secure its obligation to pay for the underlying security, a Fund will deposit in escrow liquid assets with a value equal to or greater than the exercise price of the underlying securities. A Fund therefore forgoes the opportunity of investing the segregated assets or writing calls against those assets. As long as the obligation of a Fund as the put writer continues, it may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring a Fund to take delivery of the underlying security against payment of the exercise price. A Fund has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put. This obligation terminates upon expiration of the put, or such earlier time at which a Fund effects a closing purchase transaction by purchasing a put of the same series as that previously sold. Once a Fund has been assigned an exercise notice, it is thereafter not allowed to effect a closing purchase transaction.

          Options on Foreign Currencies.   Each Fund may write and purchase puts
and calls on foreign currencies. A call written on a foreign currency by a Fund is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currency held in its portfolio. A put option is "covered" if the Fund deposits with its custodian cash or liquid securities with a value at least equal to the exercise price of the put option. A call written by a Fund on a foreign currency is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against a decline in the U.S. dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option due to an adverse change in the exchange rate. In such circumstances, a Fund collateralizes the option by maintaining in a segregated account with the Fund's custodian cash or liquid securities in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.

          Options on Securities Indices. As noted above, each Fund may write and purchase call and put options on securities indices. Puts and calls on broadly-based securities indices are similar to puts and calls on securities except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market generally) rather than on price movements in individual securities or Futures. When a Fund buys a call on a securities index, it pays a premium. During the call period, upon exercise of a call by a Fund, a seller of a corresponding call on the same investment will pay the Fund an amount of cash to settle the call if the closing level of the securities index upon which the call is based is greater than the exercise price of the call. That cash payment is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier") which determines the total dollar value for each point of difference. When a Fund buys a put on a securities index, it pays a premium and has the right during the put period to require a seller of a corresponding put, upon the Fund's exercise of its put, to deliver to the Fund an amount of cash to settle the put if the closing level of the securities index upon which the put is based is less than the exercise price of the put. That cash payment is determined by the multiplier, in the same manner as described above as to calls.

FUTURES AND OPTIONS ON FUTURES
------------------------------

          Futures. Upon entering into a Futures transaction, a Fund will be required to deposit an initial margin payment with the futures commission merchant (the "futures broker"). The initial margin will be deposited with the Fund's custodian in an account registered in the futures broker's name; however, the futures broker can gain access to that account only under specified conditions. As the Future is marked to market to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker on a daily basis. Prior to expiration of the Future, if a Fund elects to close out its position by taking an opposite position, a final determination of variation margin is made, additional cash is required to be paid by or released to the Fund, and any loss or gain is realized for tax purposes. All Futures transactions are effected through a clearinghouse associated with the exchange on which the Futures are traded.

          Interest rate futures contracts are purchased or sold for hedging purposes to attempt to protect against the effects of interest rate changes on a Fund's current or intended investments in fixed-income securities. For example, if a Fund owned long-term bonds and interest rates were expected to increase, that Fund might sell interest rate futures contracts. Such a sale would have much the same effect as selling some of the long-term bonds in that Fund's portfolio. However, since the Futures market is more liquid than the cash market, the use of interest rate futures contracts as a hedging technique allows a Fund to hedge its interest rate risk without having to sell its portfolio securities. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of that Fund's interest rate futures contracts would be expected to increase at approximately the same rate, thereby keeping the net asset value of that Fund from declining as much as it otherwise would have. On the other hand, if interest rates were expected to decline, interest rate futures contracts may be purchased to hedge in anticipation of subsequent purchases of long-term bonds at higher prices. Since the fluctuations in the value of the interest rate futures contracts should be similar to that of long-term bonds, a Fund could protect itself against the effects of the anticipated rise in the value of long-term bonds without actually buying them until the necessary cash became available or the market had stabilized. At that time, the interest rate futures contracts could be liquidated and that Fund's cash reserves could then be used to buy long-term bonds on the cash market.

          Purchases or sales of stock or bond index futures contracts are used for hedging purposes to attempt to protect a Fund's current or intended investments from broad fluctuations in stock or bond prices. For example, a Fund may sell stock or bond index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the Fund's securities portfolio that might otherwise result. If such decline occurs, the loss in value of portfolio securities may be offset, in whole or part, by gains on the Futures position. When a Fund is not fully invested in the securities market and anticipates a significant market advance, it may purchase stock or bond index futures contracts in order to gain rapid market exposure that may, in part or entirely, offset increases in the cost of securities that the Fund intends to purchase. As such purchases are made, the corresponding positions in stock or bond index futures contracts will be closed out.

          As noted above, each Fund may purchase and sell foreign currency futures contracts for hedging or income enhancement purposes to attempt to protect its current or intended investments from fluctuations in currency exchange rates. Such fluctuations could reduce the dollar value of portfolio securities denominated in foreign currencies, or increase the cost of foreign-denominated securities to be acquired, even if the value of such securities in the currencies in which they are denominated remains constant. Each Fund may sell futures contracts on a foreign currency, for example, when it holds securities denominated in such currency and it anticipates a decline in the value of such currency relative to the dollar. In the event such decline occurs, the resulting adverse effect on the value of foreign-denominated securities may be offset, in whole or in part, by gains on the Futures contracts. However, if the value of the foreign currency increases relative to the dollar, the Fund's loss on the foreign currency futures contract may or may not be offset by an increase in the value of the securities since a decline in the price of the security stated in terms of the foreign currency may be greater than the increase in value as a result of the change in exchange rates.

          Conversely, each Fund could protect against a rise in the dollar cost of foreign-denominated securities to be acquired by purchasing Futures contracts on the relevant currency, which could offset, in whole or in part, the increased cost of such securities resulting from a rise in the dollar value of the underlying currencies. When a Fund purchases futures contracts under such circumstances, however, and the price of securities to be acquired instead declines as a result of appreciation of the dollar, the Fund will sustain losses on its futures position which could reduce or eliminate the benefits of the reduced cost of portfolio securities to be acquired.

          Options on Futures. As noted above, the Funds may purchase and write options on interest rate futures contracts, stock and bond index futures contracts and foreign currency futures contracts. (Unless otherwise specified, options on interest rate futures contracts, options on stock and bond index futures contracts and options on foreign currency futures contracts are collectively referred to as "Options on Futures.")

          The writing of a call option on a Futures contract constitutes a partial hedge against declining prices of the securities in a Fund's portfolio. If the Futures price at expiration of the option is below the exercise price, the Fund will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. The writing of a put option on a Futures contract constitutes a partial hedge against increasing prices of the securities or other instruments required to be delivered under the terms of the Futures contract. If the Futures price at expiration of the put option is higher than the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Fund intends to purchase. If a put or call option a Fund has written is exercised, the Fund will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its Options on Futures positions, a Fund's losses from exercised Options on Futures may to some extent be reduced or increased by changes in the value of portfolio securities.

          The Fund may purchase Options on Futures for hedging purposes, instead of purchasing or selling the underlying Futures contract. For example, where a decrease in the value of portfolio securities is anticipated as a result of a projected market-wide decline or changes in interest or exchange rates, a Fund could, in lieu of selling a Futures contract, purchase put options thereon. In the event that such decrease occurs, it may be offset, in whole or part, by a profit on the option. If the market decline does not occur, the Fund will suffer a loss equal to the price of the put. Where it is projected that the value of securities to be acquired by a Fund will increase prior to acquisition, due to a market advance or changes in interest or exchange rates, a Fund could purchase call Options on Futures, rather than purchasing the underlying Futures contract. If the market advances, the increased cost of securities to be purchased may be offset by a profit on the call. However, if the market declines, the Fund will suffer a loss equal to the price of the call but the securities which the Fund intends to purchase may be less expensive.

FORWARD CONTRACTS
-----------------

          A Forward Contract involves bilateral obligations of one party to purchase, and another party to sell, a specific currency at a future date (which may be any fixed number of days from the date of the contract agreed upon by the parties), at a price set at the time the contract is entered into. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. No price is paid or received upon the purchase or sale of a Forward Contract.

          A Fund may use Forward Contracts to protect against uncertainty in the level of future exchange rates. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although Forward Contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase. A Fund (other than the Global Balanced Fund) will not speculate with Forward Contracts or foreign currency exchange rates.

          A Fund may enter into Forward Contracts with respect to specific transactions. For example, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Fund anticipates receipt of dividend payments in a foreign currency, the Fund may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such payment by entering into a Forward Contract, for a fixed amount of U.S. dollars per unit of foreign currency, for the purchase or sale of the amount of foreign currency involved in the underlying transaction. A Fund will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received.

          A Fund may also use Forward Contracts to lock in the U.S. dollar value of portfolio positions ("position hedge"). In a position hedge, for example, when a Fund believes that foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a Forward Contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency, or when a Fund believes that the U.S. dollar may suffer a substantial decline against a foreign currency, it may enter into a Forward Contract to buy that foreign currency for a fixed dollar amount. In this situation a Fund may, in the alternative, enter into a Forward Contract to sell a different foreign currency for a fixed U.S. dollar amount where the Fund believes that the U.S.

dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Fund are denominated ("cross-hedged").

          The Fund will cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in the currency underlying the forward contract or the currency being hedged. To the extent that a Fund is not able to cover its forward currency positions with underlying portfolio securities, the Fund's custodian will place cash or liquid securities in a separate account of the Fund having a value equal to the aggregate amount of the Fund's commitments under Forward Contracts entered into with respect to position hedges and cross-hedges. If the value of the securities placed in a separate account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund's commitments with respect to such contracts. As an alternative to maintaining all or part of the separate account, a Fund may purchase a call option permitting the Fund to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the Forward Contract price or the Fund may purchase a put option permitting the Fund to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the Forward Contract price. Unanticipated changes in currency prices may result in poorer overall performance for a Fund than if it had not entered into such contracts.

          The precise matching of the Forward Contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date the Forward Contract is entered into and the date it is sold. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase), if the market value of the security is less than the amount of foreign currency a Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency a Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward Contracts involve the risk that anticipated currency movements will not be accurately predicted, causing a Fund to sustain losses on these contracts and transactions costs.

          At or before the maturity of a Forward Contract requiring a Fund to sell a currency, the Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Fund may close out a Forward Contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. A Fund would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and offsetting contract.

          The cost to a Fund of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts are usually entered into on a principal basis, no fees or commissions are involved. Because such contracts are not traded on an exchange, a Fund must evaluate the credit and performance risk of each particular counterparty under a Forward Contract.

          Although a Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. A Fund may convert foreign currency from time to time, and investors should be aware of the costs of currency conversion. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

ADDITIONAL INFORMATION ABOUT HEDGING INSTRUMENTS AND THEIR USE
--------------------------------------------------------------

          The Fund's custodian, or a securities depository acting for the custodian, will act as the Fund's escrow agent, through the facilities of the Options Clearing Corporation ("OCC"), as to the securities on which the Fund has written options or as to other acceptable escrow securities, so that no margin will be required for such transaction. OCC will release the securities on the expiration of the option or upon a Fund's entering into a closing transaction.

          An option position may be closed out only on a market which provides secondary trading for options of the same series and there is no assurance that a liquid secondary market will exist for any particular option. A Fund's option activities may affect its turnover rate and brokerage commissions. The exercise by a Fund of puts on securities will cause the sale of related investments, increasing portfolio turnover. Although such exercise is within a

Fund's control, holding a put might cause the Fund to sell the related investments for reasons which would not exist in the absence of the put. A Fund will pay a brokerage commission each time it buys a put or call, sells a call, or buys or sells an underlying investment in connection with the exercise of a put or call. Such commissions may be higher than those which would apply to direct purchases or sales of such underlying investments. Premiums paid for options are small in relation to the market value of the related investments, and consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in a Fund's net asset value being more sensitive to changes in the value of the underlying investments.

          In the future, each Fund may employ Hedging Instruments and strategies that are not presently contemplated but which may be developed, to the extent such investment methods are consistent with a Fund's investment objectives, legally permissible and adequately disclosed.

REGULATORY ASPECTS OF HEDGING INSTRUMENTS
-----------------------------------------

          Each Fund must operate within certain restrictions as to its long and short positions in Futures and options thereon under a rule (the "CFTC Rule") adopted by the Commodity Futures Trading Commission (the "CFTC") under the Commodity Exchange Act (the "CEA"), which excludes the Fund from registration with the CFTC as a "commodity pool operator" (as defined in the CEA) if it complies with the CFTC Rule. In particular, the Fund may (i) purchase and sell Futures and options thereon for bona fide hedging purposes, as defined under CFTC regulations, without regard to the percentage of the Fund's assets committed to margin and option premiums, and (ii) enter into non-hedging transactions, provided that the Fund may not enter into such non-hedging transactions if, immediately thereafter, the sum of the amount of initial margin deposits on the Fund's existing Futures positions and option premiums would exceed 5% of the fair value of its portfolio, after taking into account unrealized profits and unrealized losses on any such transactions. Each Fund intends to engage in Futures transactions and options thereon only for hedging purposes, but the Global Balanced Fund may also engage in such transactions for non-hedging purposes. Margin deposits may consist of cash or securities acceptable to the broker and the relevant contract market.

          Transactions in options by a Fund are subject to limitations established by each of the exchanges governing the maximum number of options which may be written or held by a single investor or group of investors acting in concert, regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more exchanges or brokers. Thus, the number of options which a Fund may write or hold may be affected by options written or held by other entities, including other investment companies having the same or an affiliated investment adviser. Position limits also apply to Futures. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions. Due to requirements under the 1940 Act, when a Fund purchases a Future, the Fund will maintain, in a segregated account or accounts with its custodian bank, cash or liquid securities in an amount equal to the market value of the securities underlying such Future, less the margin deposit applicable to it.

TAX ASPECTS OF HEDGING INSTRUMENTS
----------------------------------

          Each Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). One of the tests for such qualification is that less than 30% of its gross income must be derived from gains realized on the sale of stock or securities held for less than three months. This limitation may limit the ability of a Fund to engage in options transactions and, in general, to hedge investment risk.

POSSIBLE RISK FACTORS IN HEDGING
--------------------------------

          In addition to the risks discussed in the Prospectus and above, there is a risk in using short hedging by selling Futures to attempt to protect against decline in value of a Fund's portfolio securities (due to an increase in interest rates) that the prices of such Futures will correlate imperfectly with the behavior of the cash (i.e., market value) prices of the Fund's securities. The ordinary spreads between prices in the cash and Futures markets are subject to distortions due to differences in the natures of those markets. First, all participants in the Futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close Futures contracts through offsetting transactions which could distort the normal relationship between the cash and Futures markets. Second, the liquidity of the Futures markets depend on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the Futures markets could be reduced, thus producing distortion. Third, from the point-of-view of speculators, the deposit requirements in the Futures markets are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the Futures markets may cause temporary price distortions.

          If a Fund uses Hedging Instruments to establish a position in the debt securities markets as a temporary substitute for the purchase of individual debt securities (long hedging) by buying Futures and/or calls on such Futures or on debt securities, it is possible that the market may decline; if the Adviser then determines not to invest in such securities at that time because of concerns as to possible further market decline or for other reasons, the Fund will realize a loss on the Hedging Instruments that is not offset by a reduction in the price of the debt securities purchased.

LEVERAGE. In seeking to enhance investment performance, the Global Balanced Fund, Small Company Growth Fund, and Growth and Income Fund may increase their ownership of securities by borrowing from banks at fixed rates of interest and investing the borrowed funds, subject to the restrictions stated in the Prospectus. Any such borrowing will be made only from banks and pursuant to the requirements of the 1940 Act and will be made only to the extent that the value of each Fund's assets less its liabilities, other than borrowings, is equal to at least 300% of all borrowings including the proposed borrowing. If the value of a Fund's assets, so computed, should fail to meet the 300% asset coverage requirement, the Fund is required, within three business days, to reduce its bank debt to the extent necessary to meet such requirement and may have to sell a portion of its investments at a time when independent investment judgment would not dictate such sale. Interest on money borrowed is an expense the Fund would not otherwise incur, so that it may have little or no net investment income during periods of substantial borrowings. Since substantially all of a Fund's assets fluctuate in value, but borrowing obligations are fixed when the Fund has outstanding borrowings, the net asset value per share of a Fund correspondingly will tend to increase and decrease more when the Fund's assets increase or decrease in value than would otherwise be the case. A Fund's policy regarding use of leverage is a fundamental policy which may not be changed without approval of the shareholders of the Fund.

                               PORTFOLIO TURNOVER

          The portfolio turnover rate is calculated for each Fund by dividing
(a) the lesser of purchases or sales of portfolio securities for the fiscal year by (b) the monthly average of the value of portfolio securities owned during the fiscal year. For purposes of this calculation, securities which at the time of purchase had a remaining maturity of one year or less are excluded from the numerator and the denominator. Transactions in Futures or the exercise of calls written by a Fund may cause the Fund to sell portfolio securities, thus increasing its turnover rate. The exercise of puts also may cause a sale of securities and increase turnover; although such exercise is within a Fund's control, holding a protective put might cause the Fund to sell the underlying securities for reasons which would not exist in the absence of the put. A Fund will pay a brokerage commission each time it buys or sells a security in connection with the exercise of a put or call. Some commissions may be higher than those which would apply to direct purchases or sales of portfolio securities.

          The following table sets forth the portfolio turnover rates for the fiscal years ended September 30, 1996 and 1995.

                               PORTFOLIO TURNOVER

FUND                         1996   1995
----------------------------------------
Balanced Assets Fund          187%   130%
----------------------------------------
Blue Chip Growth Fund         269%   251%
----------------------------------------
Global Balanced Fund          103%   169%
----------------------------------------
Growth and Income Fund        161%   230%
----------------------------------------
Mid-Cap Growth Fund           307%   392%
----------------------------------------
Small Company Growth Fund     240%   351%
----------------------------------------

          High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs which will be borne directly by a Fund. High portfolio turnover may also involve a possible increase in short-term capital gains or losses.

                            INVESTMENT RESTRICTIONS

          Each Fund is subject to a number of investment restrictions that are fundamental policies and may not be changed without the approval of the holders of a majority of that Fund's outstanding voting securities. A "majority of the outstanding voting securities" of a Fund for this purpose means the lesser of
(i) 67% of the shares of the Fund represented at a meeting at which more than 50% of the outstanding shares are present in person or represented by proxy or
(ii) more than 50% of the outstanding shares. Unless otherwise indicated, all percentage limitations apply to each Fund on an individual basis, and apply only at the time the investment is made; any subsequent change in any applicable percentage resulting from fluctuations in value will not be deemed an investment contrary to these restrictions. Under these restrictions, no Fund may:

(1) With respect to 75% of its total assets, invest more than 5% of its total assets (taken at market value at the time of each investment) in the securities of any one issuer or purchase more than 10% of the outstanding voting securities of any one company or more than 10% of any class of a company's outstanding securities, except that these restrictions shall not apply to securities issued or guaranteed by the U.S. government or its agencies or instrumentalities ("U.S. government securities"). The foregoing restriction shall not apply to the Global Balanced Fund.

(2) Invest more than 5% of its total assets (taken at market value at the time of each investment) in securities of companies having a record, together with predecessors, of less than three years of continuous operations, except that this restriction shall not apply to U.S. government securities.

(3) Purchase securities on margin, borrow money or pledge their assets, except that the Global Balanced Fund, Small Company Growth Fund and Growth and Income Fund may borrow money to purchase securities as set forth in the Prospectus and Statement of Additional Information and each Fund may borrow from a bank for temporary or emergency purposes in amounts not exceeding 5% (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) and pledge its assets to secure such borrowings. Further, to the extent that an investment technique engaged in by the Global Balanced Fund or Growth and Income Fund required pledging of assets, the Funds may pledge assets in connection with such transactions. For purposes of this restriction and res-triction (5) below, collateral arrangements with respect to the options, financial futures and options thereon described in the Prospectus and Statement of Additional Information are not deemed to constitute a pledge or loan of assets.

(4) Invest more than 25% of each Fund's assets in the securities of issuers engaged in the same industry.

(5) Engage in arbitrage transactions, buy or sell commodities or commodity contracts or real estate or interests in real estate, except that each Fund may (a) purchase or sell financial futures and options thereon for hedging purposes and the Global Balanced Fund for non-hedging purposes, as described in the Prospectus and Statement of Additional Information, under policies developed by the Trustees and (b) purchase and sell marketable securities which are secured by real estate and marketable securities of companies which invest or deal in real estate.

(6) Act as underwriter, except to the extent that in connection with the disposition of portfolio securities, the Funds may be deemed to be underwriters under certain Federal securities laws.

(7) Make loans, except through (i) repurchase agreements, (ii) loans of portfolio securities, or (iii) the purchase of portfolio securities consistent with a Fund's investment objectives and policies, as described in the Prospectus.

(8) Make short sales of securities or maintain a short position, except that each Fund may effect short sales against the box.

(9) Issue senior securities as defined in the 1940 Act, except that each Fund may enter into repurchase agreements, lend its portfolio securities and borrow money from banks, as described in restriction (3), and the Global Balanced Fund may enter into dollar rolls.

The following additional restrictions are not fundamental policies and may be changed by the Trustees without a vote of shareholders. Each Fund may not:


(10) Enter into any repurchase agreement maturing in more than seven days or invest in any other illiquid security if, as a result, more than 15% of a Fund's net assets would be so invested. Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act that have a readily available market, and commercial paper exempted from registration under the Securities Act pursuant to Section 4(2) of that Act that may be offered and sold to "qualified institutional buyers" as defined in Rule 144A, which the Adviser (or Sub-Adviser) has determined to be liquid pursuant to guidelines established by the Trustees, will not be considered illiquid for purposes of this 15% limitation on illiquid securities.

(11) Invest in securities of other registered investment companies, except by purchases in the open market, involving only customary brokerage commissions and as a result of which not more than 10% of its total assets
                                                        ---
     (determined at the time of investment) would be invested in such securities, or except as part of a merger, consolidation or other acquisition.

                             TRUSTEES AND OFFICERS

          The following table lists the Trustees and executive officers of the Trust, their ages, business addresses, and principal occupations during the past five years. The SunAmerica Mutual Funds consist of SunAmerica Equity Funds, SunAmerica Income Funds SunAmerica Money Market Funds, Inc. and Style Select Series, Inc. An asterisk indicates those Trustees who are interested persons of the Trust within the meaning of the 1940 Act.

                                    Position                        Principal Occupations
Name, Age and Address               with the Fund                   During Past 5 Years
---------------------               -------------                   -------------------

S. James Coppersmith, 63            Trustee                         Director/Trustee of the Boston
Emerson College                                                     Stock Exchange, Uno Restaurant
100 Beacon Street                                                   Corp., Waban Corp., Kushner-
Boston, MA 02116                                                    Locke Co., Chyron Inc.; Chairman
                                                                    of the Board of Emerson College;
                                                                    formerly, President and General
                                                                    Manager, WCVB-TV, a division of
                                                                    the Hearst Corp. from 1982 to
                                                                    1994 (retired); Director/Trustee
                                                                    of the SunAmerica Mutual Funds
                                                                    and Anchor Series Trust.

Samuel M. Eisenstat, 56             Chairman of                     Attorney in private practice;
430 East 86 Street                  the Board                       President and Chief Executive
New York, NY 10028                                                  Officer, Abjac Energy Corp.;
                                                                    Director/Trustee of Atlantic Realty
                                                                    Trust, UMB Bank and Trust(a
                                                                    subsidiary of United Mizrachi Bank),
                                                                    North European Royalty Trust, Volt
                                                                    Information Sciences Funding, Inc.
                                                                    (a subsidiary of Volt Information
                                                                    Sciences, Inc.) and Venture Partners
                                                                    International (an Israeli venture
                                                                    capital fund); Chairman of the Boards
                                                                    of the SunAmerica Mutual Funds and
                                                                    Director/Trustee of the Anchor Series
                                                                    Trust.

Stephen J. Gutman, 53               Trustee                         Partner and Chief Operating
515 East 79th Street                                                Officer of B.B. Associates LLC
New York, NY 10021                                                  (menswear specialty retailing and
                                                                    other activities) since May 1989;
                                                                    Director/Trustee of the SunAmerica
                                                                    Mutual Funds and Anchor Series Trust.

Peter A. Harbeck*, 42               Trustee and                     Director and President,
The SunAmerica Center               President                       SunAmerica Asset Management
733 Third Avenue                                                    Corp. ("SAAMCo"); Director,
New York, NY 10017-3204                                             SunAmerica Capital Services, Inc.
                                                                    ("SACS"), since February 1993;
                                                                    Director and President, SunAmerica
                                                                    Fund Services, Inc.("SAFS"),
                                                                    since May 1988; President of the
                                                                    SunAmerica

                                                                    Mutual Funds and Anchor Series
                                                                    Trust; Executive Vice President
                                                                    and Chief Operating Officer,
                                                                    SAAMCo, from May 1988 to August
                                                                    1995; Executive Vice President,
                                                                    SACS, from November 1991 to
                                                                    August 1995; Director, Resources
                                                                    Trust Company.

Peter McMillan III*, 38             Trustee                         Executive Vice President and
1 SunAmerica Center                                                 Chief Investment Officer, Los
Angeles, CA 90067                                                   SunAmerica Investments, Inc. since
                                                                    August 1989; Director/Trustee of
                                                                    the SunAmerica Mutual Funds;
                                                                    Director, Resources Trust Company.

Sebastiano Sterpa, 67               Trustee                         Founder of Sterpa Realty
Suite 200                                                           Inc., a full service real
200 West Glenoaks Blvd                                              estate firm, since 1962;
Glendale, CA  91202                                                 Chairman of the Sterpa
                                                                    Group, real estate invest-
                                                                    ments and management com-
                                                                    pany;  Trustee/Director of
                                                                    the SunAmerica Mutual Funds.

Stanton J. Feeley, 59               Executive Vice                  Executive Vice President and
The SunAmerica Center               President                       Chief Investment Officer,
733 Third Avenue                                                    SAAMCo, since February 1992;
New York, NY  10017-3204                                            Formerly, Senior Portfolio Manager,
                                                                    Delaware Management Company,
                                                                    Inc. from December 1987 to February 1992.

Nancy Kelly, 45                     Vice                            Vice President and Head
The SunAmerica Center               President                       Trader, SAAMCo, since April
733 Third Avenue                                                    1994; Formerly, Vice President, Whitehorne
New York, NY 10017-3204                                             & Co. Ltd. (1991-1994); Sales Trader,
                                                                    Lynch Jones & Ryan (1992-1994).

Audrey L. Snell, 43                 Vice                            Vice President and Equity
The SunAmerica Center               President                       Portfolio Manager, SAAMCo,
733 Third Avenue                                                    since March 1991; Formerly,
New York, NY 10017-3204                                             held investment management position with
                                                                    Campbell Associates, Inc. from 1986 to 1991.


Peter C. Sutton, 32                 Treasurer                       Vice President, SAAMCo, since
The SunAmerica Center                                               September 1994; Treasurer,
733 Third Avenue                                                    SunAmerica Mutual Funds, since
New York, NY 10017-3204                                             February 1996 and Style Select
                                                                    Series, Inc. since September
                                                                    1996; Vice President,
                                                                    SunAmerica Series Trust and
                                                                    Anchor Pathway Fund, since
                                                                    October 1994; Controller,
                                                                    SunAmerica Mutual Funds (March
                                                                    1993 to February 1996);
                                                                    Assistant Controller, SunAmerica
                                                                    Mutual Funds (1990-1993).

Robert M. Zakem, 39                 Secretary                       and Senior Vice President and
The SunAmerica Center               Chief Compli-                   General Counsel of SAAMCo,
733 Third Avenue                    ance Officer                    since April 1993; Executive
New York, NY 10017-3204                                             Vice President and Director,
                                                                    SACS, since February 1993; and
                                                                    Vice President of SAFS, since
                                                                    January 1994; Formerly, Vice
                                                                    President and Associate
                                                                    General Counsel, SAAMCo, from
                                                                    March 1992 to April 1993;
                                                                    Associate, Piper & Marbury
                                                                    from 1989 to 1992.

     Trustees and officers of the Trust are also trustees and officers of some or all of the other investment companies managed, administered or advised by the Adviser, and distributed by SunAmerica Capital Services, Inc. ("SACS" or the "Distributor") and other affiliates of SunAmerica Inc.

     The Trust pays each Trustee who is not an interested person of the Trust or the Adviser (each a "disinterested" Trustee) annual compensation in addition to reimbursement of out-of-pocket expenses in connection with attendance at meetings of the Trustees. Specifically, each disinterested Trustee receives a pro rata portion (based upon the Trust's net Assets) aggregate of $40,000 in annual compensation for acting as director or trustee to all the retail funds in the SunAmerica Mutual Funds. In addition, Mr. Eisenstat receives an aggregate of $2,000 in annual compensation for serving as Chairman of the Boards of the retail funds in the SunAmerica Mutual Funds. Officers of the Trust receive no direct remuneration in such capacity from the Trust or any of the Funds.

     In addition, each disinterested Trustee also serves on the Audit Committee of the Board of Trustees. Each member of the Audit Committee receives an aggregate of $5,000 in annual compensation for serving on the Audit Committees of all of the SunAmerica Family of Mutual Funds. With respect to the Trust, each member of the committee receives a pro rata portion of the $5,000 annual compensation, based on the relative net assets of the Trust. The Trust also has a Nominating Committee, comprised solely of disinterested Trustees, which recommends to the Trustees those persons to be nominated for election as Trustees by shareholders and selects and proposes nominees for election by Trustees between shareholders' meetings. Members of the Nominating Committee serve without compensation.

     The Trustees (and Directors) of the SunAmerica Mutual Funds have adopted the SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993 for the unaffiliated Trustees. The Retirement Plan provides generally that if a disinterested Trustee who has at least 10 years of consecutive service as a disinterested Trustee of any of the SunAmerica Mutual Funds (an "Eligible Trustee") retires after reaching age 60 but before age 70 or dies while a Trustee, such person will be eligible to receive a retirement or death benefit from each SunAmerica mutual fund with respect to which he or she is an Eligible Trustee. As of each birthday, prior to the 70th birthday, each Eligible Trustee will be credited with an amount equal to (i) 50% of his or her regular fees (excluding committee fees) for services as a disinterested Trustee of each SunAmerica mutual fund for the calendar year in which such birthday occurs, plus (ii) 8.5% of any amounts credited under clause
(i) during prior years. An Eligible Trustee may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to fifteen annual installments.

     As of December 31, 1996, the Trustees and officers of the Trust owned in the aggregate, less than 1% of the Trust's total outstanding shares.

     The following table sets forth information summarizing the compensation of each disinterested Trustee for his services as Trustee for the fiscal year ended September 30, 1996. Neither the Trustees who are interested persons of the Trust nor any officers of the Trust receive any compensation.

                               COMPENSATION TABLE

                                        PENSION OR         TOTAL
                                        RETIREMENT     COMPENSATION
                          AGGREGATE      BENEFITS          FROM REGISTRANT
                        COMPENSATION    ACCRUED AS       AND FUND
                            FROM         PART OF FUND  COMPLEX PAID TO
TRUSTEE                  REGISTRANT     EXPENSES*        TRUSTEES*
----------------------------------------------------------------------
S. James Coppersmith          $13,513         34,643         $  65,000
----------------------------------------------------------------------
Samuel M. Eisenstat           $14,143         26,544         $  69,000
----------------------------------------------------------------------
Stephen J. Gutman             $13,513         27,625         $  65,000
----------------------------------------------------------------------
Sebastiano Sterpa             $13,445       21,286**         $43,333**
----------------------------------------------------------------------

* Information is as of September 30, 1996 for the five investment companies in the complex which pay fees to these directors/trustees. The complex consists of the SunAmerica Mutual Funds and Anchor Series Trust.
** Mr. Sterpa is not a trustee of Anchor Series Trust.

     The following shareholders owned of record or beneficially 5% or more of the Growth and Income Fund's shares outstanding as of December 31, 1996: Class A
- SunAmerica Asset Management Corp., New York, NY 10017 - owned beneficially 19%; Eli Broad, Los Angeles, CA 90067 -owned beneficially 6%; SunAmerica Capital Services, Inc., New York, NY 10017 - owned beneficially 11%; Class B - JBC Profit Sharing Plan & Trust, St. Louis, MO 63131 - owned of record 9%.

                    ADVISER, SUB-ADVISER, PERSONAL TRADING,
                         DISTRIBUTOR AND ADMINISTRATOR

THE ADVISER. The Adviser, organized as a Delaware corporation in 1982, is located at The SunAmerica Center, 733 Third Avenue, New York, NY 10017-3204, and acts as adviser to each of the Funds pursuant to the Investment Advisory and Management Agreement dated September 23, 1993 as amended May 20, 1994 (the "Advisory Agreement") with the Trust, on behalf of each Fund. The Adviser is an indirect wholly owned subsidiary of SunAmerica Inc. (formerly, Broad Inc.). SunAmerica Inc., is incorporated in the State of Maryland and maintains its principal executive offices at 1 SunAmerica Center, Los Angeles, CA 90067-6022, telephone (310) 772-6000.

     Under the Advisory Agreement, the Adviser manages the investment of the assets of each Fund and obtains and evaluates economic, statistical and financial information to formulate and implement investment policies for each Fund. Any investment program undertaken by the Adviser will at all times be subject to the policies and control of the Trustees. The Adviser also provides certain administrative services to each Fund.

     Except to the extent otherwise specified in the Advisory Agreement, each Fund pays, or causes to be paid, all other expenses of the Trust and each of the Funds, including, without limitation, charges and expenses of any registrar, custodian, transfer and dividend disbursing agent; brokerage commissions; taxes; engraving and printing of share certificates; registration costs of the Funds and their shares under Federal and state securities laws; the cost and expense of printing, including typesetting, and distributing Prospectuses and Statements of Additional Information respecting the Funds, and supplements thereto, to the shareholders of the Funds; all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing proxy statements and reports to shareholders; all expenses incident to any dividend, withdrawal or redemption options; fees and expenses of legal counsel and independent accountants; membership dues of industry associations; interest on borrowings of the Funds; postage; insurance premiums on property or personnel (including Officers and Trustees) of the Trust which inure to its benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification relating thereto); and all other costs of the Trust's operation.

     As compensation for its services to the Funds, the Adviser receives a fee from each Fund (other than the Global Balanced Fund), payable monthly, computed daily at the annual rate of.75% on the first $350 million of such Fund's average daily assets, .70% on the next $350 million of net assets and .65% on net assets over $700 million. With respect to the Global Balanced Fund, the Adviser receives a fee, payable monthly, computed daily at the annual rate of 1.00% on the first $250 million of the Fund's average daily net assets, .90% on the next $350 million of net assets and .85% on net assets over $700 million.

     The following table sets forth the total advisory fees received by the Adviser from each Fund pursuant to the Advisory Agreement for the fiscal years ended September 30, 1996, 1995, and 1994.

                                 ADVISORY FEES

                             ADVISORY FEES PAYABLE              ADVISORY FEES WAIVED
------------------------------------------------------------------------------------------
FUND                  1996        1995        1994       1996      1995       1994
------------------------------------------------------------------------------------------
Balanced Assets                                              --        --           --
 Fund              $2,282,018  $1,821,586  $1,642,572
------------------------------------------------------------------------------------------
Blue Chip                                                    --        --           --
Growth Fund        $  644,774  $  565,835  $  615,050
------------------------------------------------------------------------------------------
Global
Balanced Fund      $  240,640  $  269,441  $   54,220*  $98,765  $115,214      $48,797
------------------------------------------------------------------------------------------
Growth and
 Income Fund       $   91,558  $   32,455  $  6,177**   $91,558  $ 32,455      $ 6,177
------------------------------------------------------------------------------------------
Mid-Cap                                                      --        --           --
Growth Fund        $  375,398  $  294,505  $  284,308
------------------------------------------------------------------------------------------
Small Company                                                --        --           --
 Growth Fund       $1,487,650  $  819,449  $  607,020
------------------------------------------------------------------------------------------

    * For the period 06/15/94 (commencement of operations) through 09/30/94 ** For the period 07/01/94 (commencement of operations) through 09/30/94


                             NET ADVISORY FEES PAID

FUND                                                                          1996        1995        1994
-------------------------------------------------------------------------------------------------------------
Balanced Assets Fund                                                       $2,282,018  $1,821,586  $1,642,572
-------------------------------------------------------------------------------------------------------------
Blue Chip Growth Fund                                                      $  644,774  $  565,835  $  615,050
-------------------------------------------------------------------------------------------------------------
Global Balanced Fund                                                       $  141,875  $  154,227  $    5,423*
-------------------------------------------------------------------------------------------------------------
Growth and Income Fund                                                             --          --          --
-------------------------------------------------------------------------------------------------------------
Mid-Cap Growth Fund                                                        $  375,398  $  294,505  $  284,308
-------------------------------------------------------------------------------------------------------------
Small Company Growth Fund                                                  $1,487,650  $  819,449  $  607,020
-------------------------------------------------------------------------------------------------------------

* For the period 06/15/94 (commencement of operations) through 09/30/94

     The following table sets forth the fee waivers and expense reimbursements made to the Funds by the Adviser for the fiscal years ended September 30, 1996, 1995, and 1994.

                    FEE WAIVERS AND EXPENSE REIMBURSEMENTS

      FUND               1996              1995               1994
---------------------------------------------------------------------------
                  CLASS A  CLASS B  CLASS A  CLASS B   CLASS A     CLASS B
---------------------------------------------------------------------------
Balanced
 Assets Fund        --       --       --       --         --          --
---------------------------------------------------------------------------
Blue Chip
 Growth Fund           --       --  $13,179       --  $  25,518          --
---------------------------------------------------------------------------
Global
 Balanced Fund    $40,660  $61,050  $51,038  $64,176  $  35,826*  $  21,221*
---------------------------------------------------------------------------
Growth and
 Income Fund      $73,696  $56,264  $95,986  $55,267  $34,720**   $9,874 **
---------------------------------------------------------------------------
Mid-Cap
 Growth Fund           --  $    66       --  $10,554  $  17,806          --
---------------------------------------------------------------------------
Small Company
 Growth Fund           --       --       --       --         --          --
---------------------------------------------------------------------------

 * For the period 6/15/94 (commencement of operations) through 9/30/94 ** For the period 7/1/94 (commencement of operations) through 9/30/94

     The Advisory Agreement continues in effect with respect to each Fund from year to year provided that such continuance is approved annually by vote of a majority of the Trustees including a majority of the disinterested Trustees.
The Advisory Agreement was last so approved on May 16, 1996. The Advisory Agreement may be terminated with respect to a Fund at any time, without penalty, on 60 days' written notice by the Trustees, by the holders of a majority of the respective Fund's outstanding voting securities or by the Adviser. The Advisory Agreement automatically terminates with respect to each Fund in the event of its assignment (as defined in the 1940 Act and the rules thereunder).

     Under the terms of the Advisory Agreement, the Adviser is not liable to the Funds, or their shareholders, for any act or omission by it or for any losses sustained by the Funds or their shareholders, except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

THE SUB-ADVISER. The Adviser has entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with AIG Global Investment Corp. ("AIG Global") pursuant to which the Sub-Adviser provides the Global Balanced Fund with investment advisory services, including the continuous review and administration
of such Fund's investment program.   AIG Global discharges its responsibilities
subject to the direction and control of the Trustees and the oversight and review of the Adviser. AIG Global serves as sub-adviser for the foreign equity component of the Fund. In providing sub-advisory services to the foreign equity component of the Fund with respect to European, Japanese, and Southeast Asian securities and markets, AIG Global will utilize the services of certain of its affiliates.

     The Sub-Advisory Agreement continues in effect and may be renewed from year to year so long as continuance is specifically approved at least annually in accordance with the requirements of the 1940 Act. The Sub-Advisory Agreement was last so renewed on May 16, 1996. The Sub-Advisory Agreement provides that it will terminate in the event of an assignment (as defined in the 1940 Act) or upon termination of the Advisory Agreement. The Sub-Advisory Agreement may be terminated by the Fund, the Adviser or the Sub-Adviser upon 60 days' prior written notice.

     AIG Global is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations and/or other institutions and individuals. AIG Global is located at 70 Pine Street, New York, NY 10270.

     The Adviser pays AIG Global a monthly fee with respect to the actual component of the Fund for which AIG Global performs services, computed on average daily net assets, at the following annual rates:

     AIG Global    .50% on the first $50 million
                   .40% on the next $100 million
                   .30% on the next $150 million
                   .25% thereafter

PRIOR SUB-ADVISER. Prior to April 23, 1996, Goldman Sachs Asset Management International ("GSAM") was sub-adviser to the global bond component of the Global Balanced Fund, pursuant to which the Adviser paid a monthly fee, computed on average daily net assets, at the following rates:

     GSAM        .40% on the first $50 million
                 .30% on the next $100 million
                 .25% on the next $100 million
                 .20% thereafter

     The following table sets forth the fees paid to AIG Global and GSAM for the fiscal years ended September 30, 1996, 1995 and 1994.


                               SUB-ADVISORY FEES

 SUB-ADVISER     1996     1995      1994
-----------------------------------------
AIG Global     $66,942   $75,883  $14,947*
-----------------------------------------
GSAM           $14,483*  $29,912  $ 5,328*
-----------------------------------------

* For the period 6/15/94 (commencement of operations) through 9/30/94
* GSAM served as sub-adviser to the global bond component of the Global Balanced Fund until April 22, 1996.

PERSONAL TRADING. The Trust and the Adviser have adopted a written Code of Ethics (the "Code") which prescribes general rules of conduct and sets forth guidelines with respect to personal securities trading by "Access Persons" thereof. An Access Person as defined in the Code is an individual who is a trustee, director, officer, general partner or advisory person of the Trust or the Adviser. Among the guidelines on personal securities trading include: (i) securities being considered for purchase or sale, or purchased or sold, by any Investment Company advised by the Adviser, (ii) Initial Public

Offerings, (iii) private placements, (iv) blackout periods, (v) short-term trading profits, (vi) gifts, and (vii) services as a director. These guidelines are substantially similar to those contained in the Report of the Advisory Group on Personal Investing issued by the Investment Company Institute's Advisory Panel. The Adviser reports to the Board of Trustees on a quarterly basis, as to whether there were any violations of the Code by Access Persons of the Trust or the Adviser during the quarter.

     The Sub-Adviser has adopted a written Code of Ethics, the provisions of which are materially similar to those in the Code, and has undertaken to comply with the provisions of the Code to the extent such provisions are more restrictive. Further, the Sub-Adviser reports to the Adviser on a quarterly basis, as to whether there were any Code of Ethics violations by employees thereof who may be deemed Access Persons of the Trust. In turn, the Adviser reports to the Board of Trustees as to whether there were any violations of the Code by Access Persons of the Trust or the Adviser.

THE DISTRIBUTOR. The Trust, on behalf of each Fund, has entered into a distribution agreement (the "Distribution Agreement") with the Distributor, a registered broker-dealer and an indirect wholly owned subsidiary of SunAmerica Inc., to act as the principal underwriter of the shares of each Fund. The address of the Distributor is The SunAmerica Center, 733 Third Avenue, New York, NY 10017-3204. The Distribution Agreement provides that the Distributor has the exclusive right to distribute shares of the Funds through its registered representatives and authorized broker-dealers. The Distribution Agreement also provides that the Distributor will pay the promotional expenses, including the incremental cost of printing prospectuses, annual reports and other periodic reports respecting each Fund, for distribution to persons who are not shareholders of such Fund and the costs of preparing and distributing any other supplemental sales literature. However, certain promotional expenses may be borne by Class A and Class B shares of the Funds (see "Distribution Plans" below).

     SACS serves as Distributor of Class Z shares, with respect to the Small Company Growth and Balanced Assets Funds, and incurs the expenses of distributing the Funds' Class Z shares under the Distribution Agreement, none of which expenses are reimbursed or paid by the Trust.

     Continuance of the Distribution Agreement with respect to each Fund is subject to annual approval by vote of the Trustees, including a majority of the Trustees who are not "interested persons" of the Trust. The Distribution Agreement was last so approved on May 16, 1996. The Trust and the Distributor each has the right to terminate the Distribution Agreement with respect to a Fund on 60 days' written notice, without penalty. The Distribution Agreement will terminate automatically in the event of its assignment as defined in the 1940 Act and the rules thereunder.

     The Distributor may, from time to time, pay additional commissions or promotional incentives to brokers, dealers or other financial services firms that sell shares of the Funds. In some instances, such additional commissions, fees or other incentives may be offered only to certain firms, including Royal Alliance

Associates, Inc. and SunAmerica Securities, Inc. affiliates of the Distributor, that sell or are expected to sell during specified time periods certain minimum amounts of shares of the Funds, or of other funds underwritten by the Distributor. In addition, the terms and conditions of any given promotional incentive may differ from firm to firm. Such differences will, nevertheless, be fair and equitable, and based on such factors as size, geographic location, or other reasonable determinants, and will in no way affect the amount paid to any investor.

DISTRIBUTION PLANS. As indicated in the Prospectus, the Trustees of the Trust and the shareholders of Class A and Class B shares of each Fund have adopted Distribution Plans (the "Class A Plan" and the "Class B Plan," and collectively, the "Distribution Plans")pursuant to Rule 12b-1 under the 1940 Act. There is no Distribution Plan in effect for Class Z shares. Reference is made to "Management of the Trust - Distribution Plans" in the Prospectus for certain information with respect to the Distribution Plans.

     Under the Class A Plan, the Distributor may receive payments from a Fund at an annual rate of up to 0.10% of average daily net assets of such Fund's Class A shares to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. Under the Class B Plan, the Distributor may receive payments from a Fund at the annual rate of up to 0.75% of the average daily net assets of such Fund's Class B shares to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be reimbursed out of such distribution fees include fees paid to broker-dealers that have sold Fund shares, commissions and other expenses such as sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under the Class A Plan or Class B Plan will exceed the Distributor's distribution costs as described above. The Distribution Plans provide that each class of shares of each Fund may also pay the Distributor an account maintenance and service fee of up to 0.25% of the aggregate average daily net assets of such class of shares for payments to broker-dealers for providing continuing account maintenance. In this regard, some payments are used to compensate broker-dealers with trail commissions or account maintenance and service fees in an amount up to 0.25% per year of the assets maintained in a Fund by their customers.


     The following table sets forth the distribution and service maintenance fees the Distributor received from the Funds for the fiscal years ended September 30, 1996, 1995, and 1994.

                   DISTRIBUTION AND SERVICE MAINTENANCE FEES

      FUND                         1996                              1995                         1994
--------------------------------------------------------------------------------------------------------------
                       Class A           Class B           Class A          Class B       Class A     Class B
--------------------------------------------------------------------------------------------------------------
Balanced Assets
 Fund                     $478,455        $ 1,675,676        $ 237,888       $1,749,100  $158,785   $1,736,424
--------------------------------------------------------------------------------------------------------------
Blue Chip
 Growth Fund              $164,198        $   390,560        $  42,755       $  632,288  $  5,390   $  804,627
--------------------------------------------------------------------------------------------------------------
Global Balanced
 Fund                     $ 32,163        $   148,748        $  44,919       $  141,100  $ 11,026*  $   22,717*
--------------------------------------------------------------------------------------------------------------
Growth and
 Income Fund              $ 25,462        $49,329****        $11,338**       $10,876***  $2,714**   $    480**
--------------------------------------------------------------------------------------------------------------
Mid-Cap Growth
 Fund                     $136,912        $   109,353        $ 115,641       $   62,270  $119,773   $   36,868
--------------------------------------------------------------------------------------------------------------
Small Company
 Growth Fund              $408,943        $   815,125        $ 187,524       $  556,816  $132,081   $  431,989
--------------------------------------------------------------------------------------------------------------

* For the period 6/15/94 (commencement of operations) through 9/30/94
** For the period 7/1/94 (commencement of operations) through 9/30/94
*** For the fiscal year ended 9/30/95 the Distributor waived fees in the amount of $16,747 for Growth and Income Fund.
**** For the fiscal year ended 9/30/96 the Distributor waived fees in the amount of $3,265 for the Growth and Income Fund.


     Continuance of the Distribution Plans with respect to each Fund is subject to annual approval by vote of the Trustees, including a majority of the Independent Trustees. The Distribution Plans were last so approved on May 16, 1996. A Distribution Plan may not be amended to increase materially the amount authorized to be spent thereunder with respect to a class of shares of a Fund, without approval of the shareholders of the affected class of shares of the Fund. In addition, all material amendments to the Distribution Plans must be approved by the Trustees in the manner described above. A Distribution Plan may be terminated at any time with respect to a Fund without payment of any penalty by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the affected class of shares of the Fund. So long as the Distribution Plans are in effect, the election and nomination of the Independent Trustees of the Trust shall be committed to the discretion of the Independent Trustees. In the Trustees' quarterly review of the Distribution Plans, they will consider the continued appropriateness of, and the level of, compensation provided in the Distribution Plans. In their consideration of the Distribution Plans with respect to a Fund, the Trustees must consider all factors they deem relevant, including information as to the benefits of the Fund and the shareholders of the relevant class of the Fund.

THE ADMINISTRATOR. The Trust has entered into a Service Agreement, under the terms of which SunAmerica Fund Services, Inc. ("SAFS"), an indirect wholly owned subsidiary of SunAmerica Inc., acts as a servicing agent assisting State Street Bank and Trust Company ("State Street") in connection with certain services offered to the shareholders of each of the Funds. Under the terms of the Service Agreement, SAFS may receive reimbursement of its costs in providing such shareholder services. SAFS is located at The SunAmerica Center, 733 Third Avenue, New York, NY 10017-3204.

     The Service Agreement dated September 23, 1993 as amended August 21, 1996, continues in effect from year to year provided that such continuance is approved annually by vote of a majority of the Trustees including a majority of the disinterested Trustees. The Service Agreement was last so renewed on May 16, 1996.

     Pursuant to the Service Agreement, as compensation for services rendered, SAFS receives a fee from each Fund, computed and payable monthly based upon an annual rate of 0.22% of average daily net assets. This fee represents the full cost of providing shareholder and transfer agency services to the Trust. From this fee, SAFS pays a fee to State Street, and its affiliate, National Financial Data Services ("NFDS" and with State Street, the "Transfer Agent") (other than out-of-pocket charges of the Transfer Agent which are paid by the Trust). No portion of such fee is paid or reimbursed by Class Z shares. Class Z shares, however, will pay all direct transfer agency fees and out-of pocket expenses. For further information regarding the Transfer Agent, see the section entitled "Additional Information" below.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     As discussed in the Prospectus, the Adviser is responsible for decisions to buy and sell securities for each Fund, selection of broker-dealers and negotiation of commission rates. With respect to the Global Balanced Fund, AIG Global is responsible for decisions to buy and sell foreign equity securities, selection of broker-dealers and negotiation of commission rates for their respective component of the portfolio. Purchases and sales of securities on a securities exchange are effected through brokers-dealers who charge a negotiated commission for their services. Orders may be directed to any broker-dealer including, to the extent and in the manner permitted by applicable law, an affiliated brokerage subsidiary of the Adviser or AIG Global.

     In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission (although the price of the security usually includes a profit to the dealer). In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.

     The Adviser's (or Sub-Adviser's) primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. However, the Adviser (or Sub-Adviser) may select broker-dealers which provide it with research services and may cause a Fund to pay such broker-dealers commissions which exceed those that other broker-dealers may have charged, if in its view the commissions are reasonable in relation to the value of the brokerage and/or research services provided by the broker-dealer. Certain research services furnished by brokers may be useful to the Adviser (or Sub-Adviser) with clients other than the Trust. No specific value can be determined for research services furnished without cost to the Adviser (or Sub-Adviser) by a broker. The Adviser (and Sub-Adviser) is of the opinion that because the material must be analyzed and reviewed by its staff, its receipt does not tend to reduce expenses, but may be beneficial in supplementing the Adviser's (or Sub-Adviser's) research and analysis. Therefore, it may tend to benefit the Funds by improving the quality of the Adviser's (or Sub-Adviser's) investment advice. The investment advisory fees paid by the Funds are not reduced because the Adviser (or Sub-Adviser) receives such services. When making purchases of underwritten issues with fixed underwriting fees, the Adviser (or Sub-Adviser) may designate the use of broker-dealers who have agreed to provide the Adviser (or Sub-Adviser) with certain statistical, research and other information.

     Subject to applicable law and regulations, consideration may also be given to the willingness of particular brokers to sell shares of a Fund as a factor in the selection of brokers for transactions effected on behalf of a Fund, subject to the requirement of best price and execution.

     Although the objectives of other accounts or investment companies which the Adviser (or Sub-Adviser) manages may differ from those of the Funds, it is possible that, at times, identical securities will be acceptable for purchase by one or more of the Funds and one or more other accounts or investment companies which the Adviser manages. However, the position of each account or company in the securities of the same issue may vary with the length of the time that each account or company may choose to hold its investment in those securities. The timing and amount of purchase by each account and company will also be determined by its cash position. If the purchase or sale of a security is consistent with the investment policies of one or more of the Funds and one or more of these other accounts or companies is considered at or about the same time, transactions in such securities will be allocated in a manner deemed equitable by the Adviser (or Sub-Adviser). The Adviser (or Sub-Adviser) may combine such transactions, in accordance with applicable laws and regulations, where the size of the transaction would enable it to negotiate a better price or reduced commission. However, simultaneous transactions could adversely affect the ability of a Fund to obtain or dispose of the full amount of a security, which it seeks to purchase or sell, or the price at which such security can be purchased or sold.

     The following tables set forth the brokerage commissions paid by the Funds and the amounts of the brokerage commissions which were paid to affiliated broker-dealers by the Funds for the fiscal years ended September 30, 1996, 1995 and 1994.

                           1996 BROKERAGE COMMISSIONS

                                      AMOUNT PAID
                       AGGREGATE           TO          PERCENTAGE PAID TO
       FUND            BROKERAGE     AFFILIATED      AFFILIATED BROKER-
                     COMMISSIONS       BROKER-             DEALERS
                                       DEALERS
--------------------------------------------------------------------------
Balanced Assets
 Fund                      $952,056         $21,450           2.3%
--------------------------------------------------------------------------
Blue Chip Growth
 Fund                      $424,304         $     0           0.0%
--------------------------------------------------------------------------
Global Balanced
 Fund                      $ 83,133         $     0           0.0%
--------------------------------------------------------------------------
Growth and Income
 Fund                      $ 66,513         $ 2,130           3.2%
--------------------------------------------------------------------------
Mid-Cap Growth
 Fund                      $238,176         $ 3,150           1.3%
--------------------------------------------------------------------------
Small Company
 Growth Fund               $408,277         $11,880           2.9%
--------------------------------------------------------------------------


                           1995 BROKERAGE COMMISSIONS

                                      AMOUNT PAID
                       AGGREGATE           TO          PERCENTAGE PAID TO
       FUND            BROKERAGE     AFFILIATED      AFFILIATED BROKER-
                     COMMISSIONS       BROKER-             DEALERS
                                       DEALERS
--------------------------------------------------------------------------
Balanced Assets
 Fund                      $758,880         $13,735           1.8%
--------------------------------------------------------------------------
Blue Chip Growth
 Fund                      $479,902         $ 7,125           1.5%
--------------------------------------------------------------------------
Global Balanced
 Fund                      $136,225         $ 1,500           1.1%
--------------------------------------------------------------------------
Growth and Income
 Fund                      $ 19,916         $     0           0.0%
--------------------------------------------------------------------------
Mid-Cap Growth
 Fund                      $255,418         $   250           0.1%
--------------------------------------------------------------------------
Small Company
 Growth Fund               $338,503         $     0           0.0%
--------------------------------------------------------------------------

                           1994 BROKERAGE COMMISSIONS

                                      AMOUNT PAID
                       AGGREGATE           TO          PERCENTAGE PAID TO
       FUND            BROKERAGE     AFFILIATED      AFFILIATED BROKER-
                     COMMISSIONS       BROKER-             DEALERS
                                       DEALERS
--------------------------------------------------------------------------
Balanced Assets
 Fund                      $715,367         $16,950           2.4%
--------------------------------------------------------------------------
Blue Chip Growth
 Fund                      $302,994         $ 6,054           2.0%
--------------------------------------------------------------------------
Global Balanced
 Fund                      $ 58,702*        $   0*            0.0%*
--------------------------------------------------------------------------
Growth and Income
 Fund                        $3,930**       $   0**           0.0%**
--------------------------------------------------------------------------
Mid-Cap Growth
 Fund                      $443,261         $16,518           3.7%
--------------------------------------------------------------------------
Small Company
 Growth Fund               $534,360         $20,400           3.8%
--------------------------------------------------------------------------

* For the period 6/15/94 (commencement of operations) through 9/30/94 ** For the period 7/1/94 (commencement of operations) through 9/30/94

              ADDITIONAL INFORMATION REGARDING PURCHASE OF SHARES

     Shares of each of the Funds are sold at the respective net asset value next determined after receipt of a purchase order, plus a sales charge, which, at the election of the investor, may be imposed either (i) at the time of purchase (Class A shares), or (ii) on a deferred basis (Class B shares and certain Class A shares). Reference is made to "Purchase of Shares" in the Prospectus for certain information as to the purchase of Fund shares.

     The following tables set forth the front-end sales concessions with respect to Class A shares of each Fund, the amount of the front-end sales concessions which was reallowed to affiliated broker-dealers, and the contingent deferred sales charges with respect to Class B shares of each Fund, received by the Distributor for the fiscal years ended September 30, 1996, 1995 and 1994.

                                      1996

                                FRONT-END          AMOUNT           CONTINGENT
                                  SALES          REALLOWED           DEFERRED
FUND                          CONCESSIONS-     TO AFFILIATED      SALES CHARGE-
                             CLASS A SHARES   BROKER-DEALERS      CLASS B SHARES
-----------------------------------------------------------------------------------
Balanced Assets Fund              $1,139,306        $  830,997             $303,405
-----------------------------------------------------------------------------------
Blue Chip Growth Fund             $   84,051        $   48,653             $ 37,223
-----------------------------------------------------------------------------------
Global Balanced Fund              $   96,613        $   60,930             $ 45,769
-----------------------------------------------------------------------------------
Growth and Income Fund            $  384,542        $  188,254             $  1,820
-----------------------------------------------------------------------------------
Mid-Cap Growth Fund               $  185,300        $  125,403             $ 15,696
-----------------------------------------------------------------------------------
Small Company Growth Fund         $2,007,194        $1,156,919             $118,032
-----------------------------------------------------------------------------------

                                        1995

                             FRONT-END        AMOUNT            CONTINGENT
                             SALES            REALLOWED         DEFERRED
FUND                         CONCESSIONS-     TO AFFILIATED     SALES CHARGE-
                             CLASS A SHARES   BROKER-DEALERS    CLASS B SHARES
-----------------------------------------------------------------------------------
Balanced Assets Fund              $  565,677        $  411,596             $367,583
-----------------------------------------------------------------------------------
Blue Chip Growth Fund             $   33,816        $   27,360             $ 88,628
-----------------------------------------------------------------------------------
Global Balanced Fund              $  139,083        $  100,770             $ 47,198
-----------------------------------------------------------------------------------
Growth and Income Fund            $   22,142        $   14,608             $  1,965
-----------------------------------------------------------------------------------
Mid-Cap Growth Fund               $  104,245        $   69,230             $ 40,076
-----------------------------------------------------------------------------------
Small Company Growth Fund         $  602,843        $  317,796             $105,710
-----------------------------------------------------------------------------------

                                      1994

                             FRONT-END        AMOUNT            CONTINGENT
                             SALES            REALLOWED         DEFERRED
FUND                         CONCESSIONS-     TO AFFILIATED     SALES CHARGE-
                             CLASS A SHARES   BROKER-DEALERS    CLASS B SHARES
-----------------------------------------------------------------------------------
Balanced Assets Fund              $637,524          $447,006               $268,455
-----------------------------------------------------------------------------------
Blue Chip Growth Fund             $ 70,030          $ 55,499               $ 80,423
-----------------------------------------------------------------------------------
Global Balanced Fund              $187,819*         $138,775*              $  4,745*
-----------------------------------------------------------------------------------
Growth and Income Fund                $715**            $620**                 --
-----------------------------------------------------------------------------------
Mid-Cap Growth Fund               $186,243          $118,270               $  6,456
-----------------------------------------------------------------------------------
Small Company Growth Fund         $295,035          $187,986               $ 54,793
-----------------------------------------------------------------------------------

* For the period 6/15/94 (commencement of operations) through 9/30/94 ** For the period 7/1/94 (commencement of operations) through 9/30/94

CONTINGENT DEFERRED SALES CHARGES ("CDSCS") APPLICABLE TO CERTAIN CLASS B SHARES. Class B shares of the Small Company Growth Fund and the Balanced Assets Fund issued to shareholders in exchange for shares of Old Emerging Growth and Old Balanced Assets, respectively, in the Reorganization, are subject to the CDSC schedule that applied to redemptions of shares of these funds at the time of reorganization. Upon a redemption of these shares, the shareholder will receive credit for the periods both prior to and after the Reorganization during which the shares were held. The following table sets forth the rates of the CDSC applicable to these shares:


                                        CONTINGENT DEFERRED SALES CHARGE
                                           AS A PERCENTAGE OF DOLLARS
YEAR SINCE PURCHASE PAYMENT WAS MADE     INVESTED OR REDEMPTION PROCEEDS
--------------------------------------  ---------------------------------
------------------------------------------------------------------------
First                                                  5%
------------------------------------------------------------------------
Second                                                 4%
------------------------------------------------------------------------
Third                                                  3%
------------------------------------------------------------------------
Fourth                                                 2%
------------------------------------------------------------------------
Fifth                                                  1%
------------------------------------------------------------------------
Sixth and thereafter                                   0%
------------------------------------------------------------------------

   Any Class B shares purchased after the date of the Reorganization (other than through the reinvestment of dividends and distributions, which are not subject to the CDSC) will be subject to the CDSC schedule reflected in the Prospectus.

CONVERSION FEATURE APPLICABLE TO CERTAIN CLASS B SHARES. Shareholders of Class B shares of the Small Company Growth Fund and the Balanced Assets Fund issued in exchange for shares of Old Emerging Growth and Old Balanced Assets, respectively, in the Reorganization, will receive credit for the periods both prior to and after the Reorganization during which the shares were held, for purposes of computing the seven year holding period applicable to the conversion feature.

WAIVER OF CONTINGENT DEFERRED SALES CHARGES. As discussed under "Purchase of Shares" in the Prospectus, CDSCs may be waived on redemptions of Class B shares under certain circumstances. The conditions set forth below are applicable with respect to the following situations with the proper documentation:

     DEATH. CDSCs may be waived on redemptions within one year following the death (i) of the sole shareholder on an individual account, (ii) of a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) of the beneficiary of a Uniform Gifts to Minors Act, Uniform Transfers to Minors Act or other custodial account. The CDSC waiver is also applicable in the case where the shareholder account is registered as community property. If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased's estate, the CDSC will be waived on any redemption from the estate account occurring within one year of the death. If the Class B shares are not redeemed within one year of the death, they will remain Class B shares and be subject to the applicable CDSC, when redeemed.

   DISABILITY. CDSCs may be waived on redemptions occurring within one year after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of
the Internal Revenue Code of 1986, as amended).   To be eligible for such
waiver, (i) the disability must arise after the purchase of shares and (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

PURCHASES THROUGH THE DISTRIBUTOR. An investor may purchase shares of a Fund through dealers which have entered into selected dealer agreements with the Distributor. An investor's dealer who has entered into a distribution arrangement with the Distributor is expected to forward purchase orders and payment promptly to the Fund. Orders received by the Distributor before the Fund's close of business will be executed at the offering price determined at the close of regular trading on the NYSE that day. Orders received by the Distributor after the Fund's close of business will be executed at the offering price determined after the close of regular trading of the NYSE on the next trading day. The Distributor reserves the right to cancel any purchase order for which payment has not been received by the fifth business day following the investment. A Fund will not be responsible for delays caused by dealers.

PURCHASE BY CHECK. With respect to the purchase of Class A and Class B shares, checks should be made payable to the specific Fund or to "SunAmerica Funds" or, for retirement plan accounts for which the Adviser serves as fiduciary, to "Resources Trust Company." In the case of a new account, purchase orders by check must be submitted directly by mail to SunAmerica Fund Services, Inc., Mutual Fund Operations, The SunAmerica Center, 733 Third Avenue, New York, New York 10017-3204, together with payment for the purchase price of such shares and a completed New Account Application. Payment for subsequent purchases should be mailed to SunAmerica Fund Services, Inc., c/o NFDS, P.O. Box 419373, Kansas City, Missouri 64141-6373 and the shareholder's Fund account number should appear on the check. For fiduciary retirement plan accounts, both initial and subsequent purchases should be mailed to SunAmerica Fund Services, Inc., Mutual Fund Operations, The SunAmerica Center, 733 Third Avenue, New York, New York 10017-3204. Certified checks are not necessary but checks are accepted subject to collection at full face value in United States funds and must be drawn on a bank located in the United States. Upon receipt of the completed New Account Application and payment check, the Transfer Agent will purchase full and fractional shares of the applicable Fund at the net asset value next computed after the check is received, plus the applicable sales charge. Subsequent purchases of shares of each Fund may be purchased directly through the Transfer Agent. SAFS reserves the right to reject any check made payable other than in the manner indicated above. Under certain circumstances, a Fund will accept a multi-party check (i.e., a check made payable to the shareholder by another party and then endorsed by the shareholder to the Fund in payment for the purchase of shares); however, the processing of such a check may be subject to a delay. The Funds do not verify the authenticity of the endorsement of such multi-party check, and acceptance of the check by a Fund should not be considered verification thereof. Neither the Funds nor their affiliates will be held liable for any losses incurred as a result of a fraudulent endorsement. There are restrictions on the redemption of shares purchased by check for which funds are being collected. (See "Redemption of Shares.")

PURCHASE THROUGH SAFS. SAFS will effect a purchase order on behalf of a customer who has an investment account upon confirmation of a verified credit balance at least equal to the amount of the purchase order (subject to the minimum $500 investment requirement for wire orders). If such order is received at or prior to the Fund's close of business, the purchase of shares of a Fund will be effected on that day. If the order is received after the Fund's close of business, the order will be effected on the next business day.

PURCHASE BY FEDERAL FUNDS WIRE. An investor may make purchases by having his or her bank wire Federal funds to the Trust's Transfer Agent. Federal funds purchase orders will be accepted only on a day on which the Trust and the Transfer Agent are open for business. In order to insure prompt receipt of a Federal funds wire, it is important that these steps be followed:

     1. You must have an existing SunAmerica Fund Account before wiring funds. To establish an account, complete the New

Account Application and send it via facsimile to SunAmerica Fund Services, Inc. at: (212) 551-5343.

     2. Call SunAmerica Fund Services' Shareholder/Dealer Services, toll free at (800) 858-8850, extension 5125 to obtain your new account number.

     3.   Instruct the bank to wire the specified amount to the Transfer Agent:
State Street Bank and Trust Company, Boston, MA, ABA# 0110-00028; DDA# 99029712, SunAmerica [name of Fund, Class __] (include shareholder name and account number).

WAIVER OF SALES CHARGES WITH RESPECT TO CERTAIN PURCHASES OF CLASS A SHARES. To the extent that sales are made for personal investment purposes, the sales charge is waived as to Class A shares purchased by current or retired officers, directors, and other full-time employees of SunAmerica and its affiliates, as well as members of the selling group and family members of the foregoing. In addition, the sales charge is waived with respect to shares purchased by certain qualified retirement plans or employee benefit plans (other than IRAs), which are sponsored or administered by SunAmerica or an affiliate thereof. Further, the sales charge is waived with respect to shares purchased by "wrap accounts" for the benefit of clients of broker-dealers, financial institutions or financial planners adhering to the following standards established by the
Distributor: (i) the broker-dealer, financial institution or financial planner charges its client(s) an advisory fee based on the assets under management on an annual basis, and (ii) such broker-dealer, financial institution or financial planner does not advertise that shares of the Funds may be purchased by clients at net asset value. Shares purchased under this waiver may not be resold except to the Fund. Shares are offered at net asset value to the foregoing persons because of anticipated economies in sales effort and sales related expenses. Reductions in sales charges apply to purchases or shares by a "single person" including an individual; members of a family unit comprising husband, wife and minor children; or a trustee or other fiduciary purchasing for a single fiduciary account. Complete details concerning how an investor may purchase shares at reduced sales charges may be obtained by contacting the Distributor.

REDUCED SALES CHARGES (CLASS A SHARES ONLY). As discussed under "Purchase of Shares" in the Prospectus, investors in Class A shares of a Fund may be entitled to reduced sales charges pursuant to the following special purchase plans made available by the Trust.

       COMBINED PURCHASE PRIVILEGE. The following persons may qualify for the sales charge reductions or eliminations by combining purchases of Fund shares into a single transaction:

  (i) an individual, or a "company" as defined in Section 2(a)(8) of the 1940 Act (which includes corporations which are corporate affiliates of each other);

  (ii) an individual, his or her spouse and their minor children, purchasing for his, her or their own account;

  (iii) a trustee or other fiduciary purchasing for a single trust estate or single fiduciary account (including a pension, profit-sharing, or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Internal Revenue Code);

  (iv) tax-exempt organizations qualifying under Section 501(c)(3) of the Internal Revenue Code (not including 403(b) plans);

  (v) employee benefit plans of a single employer or of affiliated employers, other than 403(b) plans; and

 (vi) group purchases as described below.

  A combined purchase currently may also include shares of other funds in the SunAmerica Mutual Funds (other than money market funds) purchased at the same time through a single investment dealer, if the dealer places the order for such shares directly with the Distributor.

  RIGHTS OF ACCUMULATION.   A purchaser of Fund shares may qualify for a reduced
sales charge by combining a current purchase (or combined purchases as described above) with shares previously purchased and still owned; provided the cumulative value of such shares (valued at cost or current net asset value, whichever is higher), amounts to $50,000 or more. In determining the shares previously purchased, the calculation will include, in addition to other Class A shares of the particular Fund that were previously purchased, shares of the other classes of the same Fund, as well as shares of any class of any other Fund or of any of the other Funds advised by the Adviser, as long as such shares were sold with a sales charge or acquired in exchange for shares purchased with such a sales charge.

  The shareholder's dealer, if any, or the shareholder, must notify the Distributor at the time an order is placed of the applicability of the reduced charge under the Right of Accumulation. Such notification must be in writing by the dealer or shareholder when such an order is placed by mail. The reduced sales charge will not be granted if: (a) such information is not furnished at the time of the order; or (b) a review of the Distributor's or the Transfer Agent's records fails to confirm the investor's represented holdings.

  LETTER OF INTENT. A reduction of sales charges is also available to an investor who, pursuant to a written Letter of Intent which is set forth in the New Account Application, establishes a total investment goal in Class A shares of one or more Funds to be achieved through any number of investments over a thirteen-month period, of $50,000 or more. Each investment in such Funds made during the period will be subject to a reduced sales charge applicable to the goal amount. The initial purchase must be at least 5% of the stated investment goal and shares totaling 5% of the dollar amount of the Letter of Intent will be held in escrow by the Transfer Agent, in the name of the investor. Shares of any class of shares of any Fund, or of other funds advised by the Adviser which impose a sales charge at the time of purchase, which the investor intends to purchase or has previously purchased during a 30-day period prior to the date of execution of the Letter of Intent and still owns, may also be included in determining the applicable reduction; provided, the dealer or shareholder notifies the Distributor of such prior purchase(s).

  The Letter of Intent does not obligate the investor to purchase, nor the Trust to sell, the indicated amounts of the investment goal. In the event the investment goal is not achieved within the thirteen-month period, the investor is required to pay the difference between the sales charge otherwise applicable to the purchases made during this period and sales charges actually paid. Such payment may be made directly to the Distributor or, if not paid, the Distributor is authorized by the Letter of Intent to liquidate a sufficient number of escrowed shares to obtain such difference. If the goal is exceeded and purchases pass the next sales charge break-point, the sales charge on the entire amount of the purchase that results in passing that break-point, and on subsequent purchases, will be subject to a further reduced sales charge in the same manner as set forth above under "Rights of Accumulation," but there will be no retroactive reduction of sales charges on previous purchases. At any time while a Letter of Intent is in effect, a shareholder may, by written notice to the Distributor, increase the amount of the stated goal. In that event, shares of the applicable Funds purchased during the previous 90-day period and still owned by the shareholder will be included in determining the applicable sales charge. The 5% escrow and the minimum purchase requirement will be applicable to the new stated goal. Investors electing to purchase shares of one or more of the Funds pursuant to this purchase plan should carefully read such Letter of Intent.

  REDUCED SALES CHARGE FOR GROUP PURCHASES. Members of qualified groups may purchase Class A shares of the Funds under the combined purchase privilege as described above.

  To receive a rate based on combined purchases, group members must purchase Class A shares of a Fund through a single investment dealer designated by the group. The designated dealer must transmit each member's initial purchase to the Distributor, together with payment and completed New Account Application. After the initial purchase, a member may send funds for the purchase of Class A shares directly to the Transfer Agent. Purchases of a Fund's shares are made at the public offering price based on the net asset value next determined after the Distributor or the Transfer Agent receives payment for the Class A shares. The minimum investment requirements described above apply to purchases by any group member.

  Qualified groups include the employees of a corporation or a sole proprietorship, members and employees of a partnership or association, or other organized groups of persons (the members of which may include other qualified groups) provided that: (i) the group has at least 25 members of which at least ten members participate in the initial purchase; (ii) the group has been in existence for at least six months; (iii) the group has some purpose in addition to the purchase of investment company shares at a reduced sales charge; (iv) the group's sole organizational nexus or connection is not that the members are credit card customers of a bank or broker-dealer, clients of an investment adviser or security holders of a company; (v) the group agrees to provide its designated investment dealer access to the group's membership by means of written communication or direct presentation to the membership at a meeting on not less frequently than an annual basis; (vi) the group or its investment dealer will provide annual certification, in form satisfactory to the Transfer Agent, that the group then has at least 25 members and that at least ten members participated in group purchases during the immediately preceding 12 calendar months; and (vii) the group or its investment dealer will provide periodic certification, in form satisfactory to the Transfer Agent, as to the eligibility of the purchasing members of the group.

  Members of a qualified group include: (i) any group which meets the requirements stated above and which is a constituent member of a qualified group; (ii) any individual purchasing for his or her own account who is carried on the records of the group or on the records of any constituent member of the group as being a good standing employee, partner, member or person of like status of the group or constituent member; or (iii) any fiduciary purchasing shares for the account of a member of a qualified group or a member's beneficiary. For example, a qualified group could consist of a trade association which would have as its members individuals, sole proprietors, partnerships and corporations. The members of the group would then consist of the individuals, the sole proprietors and their employees, the members of the partnership and their employees, and the corporations and their employees, as well as the trustees of employee benefit trusts acquiring a Fund's shares for the benefit of any of the foregoing.

  Interested groups should contact their investment dealer or the Distributor. The Trust reserves the right to revise the terms of or to suspend or discontinue group sales with respect to shares of the Funds at any time.

  NET ASSET VALUE TRANSFER PROGRAM. Investors may purchase Class A shares of a Fund at net asset value to the extent that the investment represents the proceeds from a redemption of a non-SunAmerica mutual fund in which the investor either (a) paid a front-end sales load or (b) was subject to, or paid a CDSC on the redemption proceeds. Nevertheless, the Distributor will pay a commission to any dealer who initiates or is responsible for such an investment, in the amount of .50% of the amount invested, subject, however, to forfeiture in the event of a redemption during the first year from the date of purchase. In addition, it is essential that a NAV Transfer Program Form accompany the New Account Application to indicate that the investment is intended to participate in the Net Asset Value Transfer Program (formerly, Exchange Program for Investment Company Shares). This program may be revised or terminated without notice by the Distributor. For current information, contact Shareholder/Dealer Services at (800) 858-8850.

 ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES

  Reference is made to "Redemption of Shares" in the Prospectus for certain information as to the redemption of Fund shares.

  If the Trustees determine that it would be detrimental to the best interests of the remaining shareholders of a Fund to make payment wholly or partly in cash, the Trust, having filed with the SEC a notification of election pursuant to Rule 18f-1 on behalf of each of the Funds, may pay the redemption price in whole, or in part, by a distribution in kind of securities from a Fund in lieu of cash. In conformity with applicable rules of the SEC, the Funds are committed to pay in cash all requests for redemption, by any shareholder of record, limited in amount with respect to each shareholder during any 90-day period to the lesser of (i) $250,000, or (ii) 1% of the net asset value of the applicable Fund at the beginning of such period. If shares are redeemed in kind, the redeeming shareholder would incur brokerage costs in converting the assets into cash. The method of valuing portfolio securities is described below in the section entitled "Determination of Net Asset Value," and such valuation will be made as of the same time the redemption price is determined.

                        DETERMINATION OF NET ASSET VALUE

  The Fund is open for business on any day the NYSE is open for regular trading. Shares are valued each day as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). Each Fund calculates the net asset value of each class of its shares separately by dividing the total value of each class's net assets by the shares of such class outstanding. The net asset value of a Fund's shares will also be computed on each other day in which there is a sufficient degree of trading in such Fund's securities that the net asset value of its shares might be materially affected by changes in the values of the portfolio securities; provided, however, that on such day the Trust receives a request to purchase or redeem such Fund's shares. The days and times of such computation may, in the future, be changed by the Trustees in the event that the portfolio securities are traded in significant amounts in markets other than the NYSE, or on days or at times other than those during which the NYSE is open for trading.

  Securities that are actively traded over-the-counter, including listed securities for which the primary market is believed by the Adviser (or Sub-Adviser) to be over-the-counter, are valued on the basis of the bid prices provided by principal market makers. Securities listed on the NYSE or other national securities exchanges, other than those principally traded over-the-counter, are valued on the basis of the last sale price on the exchange on which they are primarily traded. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, then the securities are valued at the bid price on the NYSE or other primary exchange for that day. Options traded on national securities exchanges are valued at the last sale price on such exchanges preceding the valuation, and Futures and options thereon, which are traded on commodities exchanges, are valued at their last sale price as of the close of such commodities exchanges.

  Securities that are traded on foreign exchanges are ordinarily valued at the last quoted sales price available before the time when the assets are valued. If a securities price is available from more than one foreign exchange, a Fund uses the exchange that is the primary market for the security. Values of portfolio securities primarily traded on foreign exchanges are already translated into U.S. dollars when received from a quotation service.

  The above procedures need not be used to determine the value of debt securities owned by a Fund if, in the opinion of the Trustees, some other method would more accurately reflect the fair market value of such debt securities in the quantities owned by such Fund. Securities for which quotations are not readily available and other assets are appraised at fair value, as determined pursuant to procedures adopted in good faith by the Trustees. Short-term debt securities are valued at their current market value or fair value, which for securities with remaining maturities of 60 days or less has been determined in good faith by the Trustees to be represented by amortized cost value, absent unusual circumstances. A pricing service may be utilized to value the Funds' assets under the procedures set forth above. Any use of a pricing service will be approved and monitored by the Trustees. The value of all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the mean between the bid and offered prices of such currencies against U.S. dollars last quoted by any large New York bank which is a dealer in foreign currency.

  The values of securities held by the Funds, and other assets used in computing net asset value, are determined as of the time trading in such securities is completed each day, which in the case of foreign securities may be at a time prior to 4:00 P.M., Eastern time. On occasion, the values of foreign securities and exchange rates may be affected by events occurring between the time as of which determinations of such values or exchange rates are made and 4:00 P.M., Eastern time. When such events materially affect the values of securities held by the Funds or their liabilities, such securities and liabilities will be valued at fair value as determined in good faith by the Trustees.

                                PERFORMANCE DATA

  Each Fund may advertise performance data that reflects various measures of total return and the Balanced Assets Fund may advertise data that reflects yield. An explanation of the data presented and the methods of computation that will be used are as follows.

  A Fund's performance may be compared to the historical returns of various investments, performance indices of those investments or economic indicators, including, but not limited to, stocks, bonds, certificates of deposit, money market funds and U.S. Treasury Bills. Certain of these alternative investments may offer fixed rates of return and guaranteed principal and may be insured.

  Average annual total return is determined separately for Class A, Class B and Class Z shares in accordance with a formula specified by the SEC. Average annual total return is computed by finding the average annual compounded rates of return for the 1-, 5-, and 10-year periods or for the lesser included periods of effectiveness. The formula used is as follows:

                               P(1 + T)/n/ = ERV

     P     =   a hypothetical initial purchase payment of $1,000
     T     =   average annual total return
     N     =   number of years
     ERV   =   ending redeemable value of a hypothetical $1,000
 payment made at the beginning of the 1-, 5-, or 10- year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof).

  The above formula assumes that:

  1. The maximum sales load (i.e., either the front-end sales load in the case of the Class A shares or the deferred sales load that would be applicable to a complete redemption of the investment at the end of the specified period in the case of the Class B shares) is deducted from the initial $1,000 purchase payment;

  2. All dividends and distributions are reinvested at net asset value; and

  3. Complete redemption occurs at the end of the 1-, 5-, or 10-year periods or fractional portion thereof with all nonrecurring charges deducted accordingly.

  The Funds' average annual total return for the 1-, 5- and 10-year periods (or from date of inception, if sooner) ended September 30, 1996, are as follows:

CLASS A
-------                                              SINCE     ONE     FIVE    TEN
SHARES                                             INCEPTION   YEAR   YEARS   YEARS
------                                             ---------  ------  ------  ------
-----------------------------------------------------------------------------------
Balanced
 Assets Fund                                        8.23%/1/   4.29%  N/A     N/A
-----------------------------------------------------------------------------------
Blue Chip
 Growth Fund                                        8.86%/1/   7.33%  N/A     N/A
-----------------------------------------------------------------------------------
Mid-Cap
 Growth Fund                                       12.08%/2/   6.43%  11.68%  N/A
-----------------------------------------------------------------------------------
Small Company
 Growth                                            14.87%/2/  12.48%  18.63%  N/A
-----------------------------------------------------------------------------------
Global
 Balanced Fund                                      4.82%/3/   4.62%  N/A     N/A
-----------------------------------------------------------------------------------
Growth and
 Income Fund                                       20.76%/4/  24.97%  N/A     N/A
-----------------------------------------------------------------------------------

----------------

(1) From date of September 24, 1993.
(2) From date of inception of January 27, 1987.
(3) From date of inception of June 15, 1994.
(4) From date of inception of July 1, 1994.

CLASS B
-------                                            SINCE      ONE     FIVE    TEN
SHARES                                             INCEPTION  YEAR    YEARS   YEARS
------                                             ---------  -----   -----   -----
-----------------------------------------------------------------------------------
Balanced
 Assets Fund                                       11.62%/1/   5.93%  10.01%  10.03%
-----------------------------------------------------------------------------------
Blue Chip
 Growth Fund                                       10.53%/1/   9.17%  12.86%   9.09%
-----------------------------------------------------------------------------------
Mid-Cap
 Growth Fund                                        8.03%/2/   8.16%   N/A     N/A
-----------------------------------------------------------------------------------
Small Company
 Growth                                            16.83%/2/  14.60%   N/A     N/A
-----------------------------------------------------------------------------------
Global
 Balanced Fund                                      5.50%/3/   6.21%   N/A     N/A
-----------------------------------------------------------------------------------
Growth and
 Income Fund                                       22.52%/4/  27.75%   N/A     N/A
-----------------------------------------------------------------------------------

--------------

(1) From dates of inception of April 15, 1985 and March 13, 1985, respectively.
(2) From date of September 24, 1993.
(3) From date of inception of June 15, 1994.
(4) From date of inception of July 1, 1994.

          Each Fund may advertise cumulative, rather than average return, for each class of its shares for periods of time other than the 1-, 5-, and 10-year periods or fractions thereof, as discussed above. Such return data will be computed in the same manner as that of average annual total return, except that the actual cumulative return will be computed. Class Z shares were not available on September 30, 1996.

COMPARISONS

          Each Fund may compare its total return or yield to similar measures as calculated by various publications, services, indices, or averages. Such comparisons are made to assist in evaluating an investment in a Fund. The following references may be used:

          a)             Dow Jones Composite Average or its component averages -
- an unmanaged index composed of 30 blue-chip industrial corporation stocks (Dow Jones Industrial Average), 15 utilities company stocks (Dow Jones Utilities Average), and 20 transportation company stocks (Dow Jones Transportation Average). Comparisons of performance assume reinvestment of dividends.

          b) Standard & Poor's 500 Stock Index or its component indices -- an unmanaged index composed of 400 industrial stocks, 40 financial stocks, 40 utilities stocks, and 20 transportation stocks. Comparisons of performance assume reinvestment of dividends.

          Standard & Poor's 100 Stock Index -- an unmanaged index based on the prices of 100 blue chip stocks, including 92 industrials, one utility, two transportation companies, and five financial institutions. The Standard & Poor's 100 Stock Index is a smaller, more flexible index for options trading.

          c) The New York Stock Exchange composite or component indices --unmanaged indices of all industrial, utilities, transportation, and finance stocks listed on the New York Stock Exchange.

          d) Wilshire 5000 Equity Index or its component indices -- represents the return on the market value of all common equity securities for which daily pricing is available. Comparisons of performance assume reinvestment of dividends.

          e) Lipper: Mutual Fund Performance Analysis, Fixed Income Analysis, and Mutual Fund Indices -- measures total return and average current yield for the mutual fund industry. Ranks individual mutual fund performance over specified time periods assuming reinvestment of all distributions, exclusive of sales charges.

          f) CDA Mutual Fund Report, published by CDA Investment Technologies, Inc., analyzes price, current yield, risk, total return, and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.

          g)             Mutual Fund Source Book, published by Morningstar, Inc.
--analyzes price, risk and total return for the mutual fund industry.

          h) Financial publications: Wall Street Journal, Business Week, Changing Times, Financial World, Forbes, Fortune, Money, Pension and Investment Age, United Mutual Fund Selector, and Wiesenberger Investment Companies Service, and other publications containing financial analyses which rate mutual fund performance over specified time periods.

          i) Consumer Price Index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics -- a statistical measure of periodic change in the price of goods and services in major expenditure groups.

          j) Stocks, Bonds, Bills, and Inflation, published by Ibbotson Associates -- historical measure of yield, price, and total return for common and small company stock, long-term government bonds, treasury bills, and inflation.

          k) Savings and Loan Historical Interest Rates as published in the U.S. Savings & Loan League Fact Book.

          l)             Shearson-Lehman Municipal Bond Index and
Government/Corporate Bond Index -- unmanaged indices that track a basket of intermediate and long-term bonds. Reflect total return and yield and assume dividend reinvestment.

          m) Salomon GNMA Index published by Salomon Brothers Inc. - -Market value of all outstanding 30-year GNMA Mortgage Pass-Through Securities that includes single family and graduated payment mortgages.

          Salomon Mortgage Pass-Through Index published by Salomon Brothers Inc. --Market value of all outstanding agency mortgage pass-through securities that includes 15- and 30-year FNMA, FHLMC and GNMA Securities.

          n) Value Line Geometric Index -- broad based index made up of approximately 1700 stocks each of which have an equal weighting.

          o) Morgan Stanley Capital International EAFE Index -- an arithmetic, market value-weighted average of the performance of over 900 securities on the stock exchanges of countries in Europe, Australia and the Far East.

          p) Goldman Sachs 100 Convertible Bond Index -- currently includes 67 bonds and 33 preferred stocks. The original list of names was generated by screening for convertible issues of $100 million or more in market capitalization. The index is priced monthly.

          q) Salomon Brothers High Grade Corporate Bond Index -- consists of publicly issued, non-convertible corporate bonds rated "AA" or

"AAA". It is a value-weighted, total return index, including approximately 800 issues.

          r) Salomon Brothers Broad Investment Grade Bond Index -- is a market-weighted index that contains approximately 4700 individually priced investment grade corporate bonds rated "BBB" or better, U.S. Treasury/agency issues and mortgage pass-through securities.

          s) Salomon Brother World Bond Index -- measures the total return performance of high-quality securities in major sectors of the international bond market. The index covers approximately 600 bonds from 10 currencies:

          Australian Dollars          Netherlands Guilders
          Canadian Dollars            Swiss Francs
          European Currency Units     UK Pound Sterling
          French Francs               U.S. Dollars
          Japanese Yen                German Deutsche Marks

          t) J.P. Morgan Global Government Bond Index -- a total return, market capitalization-weighted index, rebalanced monthly, consisting of the following countries: Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, The Netherlands, Spain, Sweden, the United Kingdom, and the United States.

          u) Shearson Lehman LONG-TERM Treasury Bond Index -- is comprised of all bonds covered by the Shearson Lehman Hutton Treasury Bond Index with maturities of 10 years or greater.

          v) NASDAQ Industrial Index -- is comprised of more than 3,000 industrial issues. It is a value-weighted index calculated on pure change only and does not include income.

          w) The MSCI Combined Far East Free ex Japan Index -- a market capitalization weighted index comprised of stocks in Hong Kong, Indonesia, Korea, Malaysia, Philippines, Singapore and Thailand. Korea is included in this index at 20% of its market capitalization.

          x) First Boston High Yield Index -- generally includes over 180 issues with an average maturity range of seven to ten years with a minimum capitalization of $100 million. All issues are individually trader-priced monthly.

          y) Morgan Stanley Capital International World Index -- An arithmetic, market value-weighted average of the performance of over 1,470 securities list on the stock exchanges of countries in Europe, Australia, the Far East, Canada and the United States.

          z) Russell 3000 and 2000 Index -- represents the top 3,000 and the next 2,000 stocks traded on the New York Stock Exchange, American Stock Exchange and National Association of Securities Dealers Automated Quotations, by market capitalizations.

          In assessing such comparisons of performance, an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to a Fund's portfolio, that the averages are generally unmanaged and that the items included in the calculations of such averages may not be identical to the formula used by a Fund to calculate its figures. Specifically, a Fund may compare its performance to that of certain indices which include securities with government guarantees. However, a Fund's shares do not contain any such guarantees. In addition, there can be no assurance that a Fund will continue its performance as compared to such other standards.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS. Dividends from net investment income, if any, and the excess of net realized long-term capital gains over net capital losses ("capital gain distributions"), if any, will be distributed to the registered holders at least annually. With respect to capital gain distributions, each Fund's policy is to offset any prior year capital loss carry forward against any realized capital gains, and accordingly, no distribution of capital gains will be made until gains have been realized in excess of any such loss carry forward.

          Dividends and distributions will be paid in additional Fund shares based on the net asset value at the Fund's close of business on the Ex or , unless the shareholder notifies the Fund at least five business days prior to the payment date to receive such distributions in excess of $10 in cash.

TAXES. Each Fund is qualified and intends to remain qualified and elects to be treated as a regulated investment company under Subchapter M of the Code for each taxable year. In order to be qualified as a regulated investment company, each Fund generally must, among other things, (a) derive at least 90% of its gross income from dividends, interest, proceeds from loans of stock or securities and certain other related income; (b) derive less than 30% of its gross income from the sale or other disposition of stock or securities held less than 3 months; and (c) diversify its holdings so that, at the end of each fiscal quarter, (i) 50% of the market value of each Fund's assets is represented by cash, government securities, securities of other regulated investment companies and other securities limited, in respect of any one issuer, to an amount no greater than 5% of each Fund's assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than government securities or the securities of other regulated investment companies).

          As a regulated investment company, each Fund will not be subject to U.S. Federal income tax on its income and capital gains which it distributes as dividends or capital gains distributions to shareholders provided that it distributes to shareholders at least 90% of its investment company taxable income for the taxable year. Each Fund intends to distribute sufficient income to meet this qualification requirement.

          Under the Code, amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To avoid the tax, each Fund must distribute during each calendar year (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses for the 12-month period ending on October 31 of the calendar year, and (3) all ordinary income and net capital gains for the previous years that were not distributed during such years. To avoid application of the excise tax, each Fund intends to make distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of the calendar year if declared by each Fund in October, November or December of such year, payable to shareholders of record on a date in such month and paid by each Fund during January of the following year. Any such distributions paid during January of the following year will be taxable to shareholders as of such December 31, rather than the date on which the distributions are received.

          Distributions of net investment income and short-term capital gains are taxable to the shareholder as ordinary dividend income regardless of whether the shareholder receives such distributions in additional shares or in cash.
The portion of such dividends received from each Fund that will be eligible for the dividends received deduction for corporations will be determined on the basis of the amount of each Fund's gross income, exclusive of capital gains from sales of stock or securities, which is derived as dividends from domestic corporations, other than certain tax-exempt corporations and certain real estate investment trusts, and will be designated as such in a written notice to shareholders mailed not later than 60 days after the end of each fiscal year. Distributions of net long-term capital gains, if any, are taxable as long-term capital gains regardless of whether the shareholder receives such distributions in additional shares or in cash or how long the investor has held his or her shares, and are not eligible for the dividends received deduction for corporations.

          Upon a sale or exchange of its shares, a shareholder will realize a taxable gain or loss depending upon its basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and will be long-term capital gain or loss if the shares have been held for more than one year. Generally, any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced (whether through dividend reinvestment or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. Any loss realized by a shareholder on the sale of shares of a Fund held by the shareholder for six months or less will be treated for tax purposes as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.

          Under certain circumstances (such as the exercise of an exchange privilege), the tax effect of sales load charges imposed on the purchase of shares in a regulated investment company is deferred if the shareholder does not hold the shares for at least 90 days.

          Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Income tax treaties between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine in advance the effective rate of foreign tax to which a Fund will be subject, since the amount of that Fund's assets to be invested in various countries is not known. It is not anticipated that any Fund (other than the Global Balanced Fund) will qualify to pass through to its shareholders the ability to claim as a foreign tax credit their respective shares of foreign taxes paid by such Fund. If more than 50% in value of Global Balanced Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible, and intends, to file an election with the Internal Revenue Service pursuant to which shareholders of the Fund will be required to include their proportionate share of such withholding taxes in their U.S. income tax returns as gross income, treat such proportionate share as taxes paid by them, and deduct such proportionate share in computing their taxable incomes or, alternatively, use them as foreign tax credits against their U.S. income taxes. No deductions for foreign taxes, however, may be claimed by non-corporate shareholders who do not itemize deductions. Of course, certain retirement accounts which are not subject to tax cannot claim foreign tax credits on investments in foreign securities held in the Fund. A shareholder that is a nonresident alien individual or a foreign corporation may be subject to U.S. withholding tax on the income resulting from the Fund's election described in this paragraph but may not be able to claim a credit or deduction against such U.S. tax for the foreign taxes treated as having been paid by such shareholder.

          Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time such Fund actually collects such receivables or pays such liabilities are treated as ordinary income or ordinary loss. Similarly, gains or losses on forward foreign currency exchange contracts, sale of currencies or dispositions of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition generally also are treated as ordinary gain or loss. These gains, referred to under the Code as "Section 988" gains or losses, increase or decrease the amount of each Fund's investment company taxable income available to be distributed to its shareholders as ordinary income.

          The Code includes special rules applicable to the listed non-equity options, regulated futures contracts, and options on futures contracts which a Fund may write, purchase or sell. Such options and contracts are classified as
Section 1256 contracts under the Code. The character of gain or loss resulting from the sale, disposition, closing out, expiration or other termination of
Section 1256 contracts, except forward foreign currency exchange contracts, is generally treated as long-term capital gain or loss to the extent of 60% thereof and short-term capital gain or loss to the extent of 40% thereof ("60/40 gain or loss"). Such contracts, when held by a Fund at the end of a fiscal year, generally are required to be treated as sold at market value on the last day of such fiscal year for Federal income tax purposes ("marked-to-market"). Over-the-counter options are not classified as Section 1256 contracts and are not subject to the marked-to-market rule or to 60/40 gain or loss treatment. Any gains or losses recognized by a Fund from transactions in over-the-counter options generally constitute short-term capital gains or losses. When call options written, or put options purchased, by a Fund are exercised, the gain or loss realized on the sale of the underlying securities may be either short-term or long-term, depending on the holding period of the securities. In determining the amount of gain or loss, the sales proceeds are reduced by the premium paid for the puts or increased by the premium received for calls.

          A substantial portion of each Fund's transactions in options, futures contracts and options on futures contracts, particularly its hedging transactions, may constitute "straddles" which are defined in the Code as offsetting positions with respect to personal property. A straddle consisting of a listed option, futures contract, or option on a futures contract and of U.S. Government securities would constitute a "mixed straddle" under the Code. The Code generally provides with respect to straddles (i) "loss deferral" rules which may postpone recognition for tax purposes of losses from certain closing purchase transactions or other dispositions of a position in the straddle to the extent of unrealized gains in the offsetting position, (ii) "wash sale" rules which may postpone recognition for tax purposes of losses where a position is sold and a new offsetting position is acquired within a prescribed period, (iii) "short sale" rules which may terminate the holding period of securities owned by a Fund when offsetting positions are established and which may convert certain losses from short-term to long-term, and (iv) "conversion transaction" rules which recharacterize capital gains as ordinary income. The Code provides that certain elections may be made for mixed straddles that can alter the character of the capital gain or loss recognized upon disposition of positions which form part of a straddle. Certain other elections also are provided in the Code; no determination has been reached to make any of these elections.

          The Global Balanced Fund and Growth and Income Fund may purchase debt securities (such as zero-coupon or pay-in-kind securities) that contain original issue discount. Original issue discount that accrues in a taxable year is treated as earned by a Fund and therefore is subject to the distribution requirements of the Code. Because the original issue discount earned by the Fund in a taxable year may not be represented by cash income, the Fund may have to dispose of other securities and use the proceeds to make distributions to shareholders.

          A Fund may be required to backup withhold U.S. Federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide their correct taxpayer identification number or fail to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against a shareholder's U.S. Federal income tax liability.

          The Global Balanced Fund may, from time to time, invest in "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (a) at least 75% of its gross income is passive or (b) an average of at least 50% of its assets produce, or are held for the production of, passive income. If the Global Balanced Fund acquires and holds stock in a PFIC beyond the end of the year of its acquisition, the Fund will be subject to federal income tax on a portion of any "excess distribution" received on the stock or of any gain from disposition of the stock (collectively, "PFIC income"), plus interest thereon, even if the Global Balanced Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Global Balanced Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders. Proposed Treasury regulations provide that the Fund may make a "mark-to-market" election with respect to any stock it holds of a PFIC. If the election is in effect, at the end of the Global Balanced Fund's taxable year, the Global Balanced Fund will recognize the amount of gains, if any, with respect to PFIC
stock.   No loss will be recognized on PFIC stock.  Alternatively, the Global
Balanced Fund may elect to treat any PFIC in which it invests as a "qualified electing fund," in which case, in lieu of the foregoing tax and interest obligation, the Global Balanced Fund will be required to include in income each year its pro rata share of the qualified electing fund's annual ordinary earnings and net capital gain, even if they are not distributed to the Global Balanced Fund; those amounts would be subject to the distribution requirements applicable to the Global Balanced Fund described above. It may be very difficult, if not impossible, to make this election because of certain requirements thereof.

          The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations currently in effect. Shareholders are urged to consult their tax advisors regarding specific questions as to Federal, state and local taxes. In addition, foreign investors should consult with their own tax advisors regarding the particular tax consequences to them of an investment in each Fund. Qualification as a regulated investment company under the Code for tax purposes does not entail government supervision of management and investment policies.

                                RETIREMENT PLANS

          Shares of each Fund are eligible to be purchased in conjunction with various types of qualified retirement plans. The summary below is only a brief description of the Federal income tax laws for each plan and does not purport to be complete. Further information or an application to invest in shares of a Fund by establishing any of the retirement plans described below may be obtained by calling Retirement Plans at (800) 858-8850. However, it is recommended that a shareholder considering any retirement plan consult a tax adviser before participating.

PENSION AND PROFIT-SHARING PLANS. Sections 401(a) and 401(k) of the Code permit business employers and certain associations to establish pension and profit sharing plans for employees. Shares of a Fund may be purchased by those who would have been covered under the rules governing old H.R. 10 (Keogh) Plans, as well as by corporate plans. Each business retirement plan provides tax advantages for owners and participants. Contributions made by the employer are tax-deductible, and participants do not pay taxes on contributions or earnings until withdrawn.

TAX-SHELTERED CUSTODIAL ACCOUNTS. Section 403(b)(7) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code, to purchase shares of a Fund and, subject to certain limitations, exclude the amount of purchase payments from gross income for tax purposes.

INDIVIDUAL RETIREMENT ACCOUNTS (IRA). Section 408 of the Code permits eligible individuals to contribute to an individual retirement program, including Simplified Employee Pension Plans, commonly referred to as SEP-IRA. These IRA's are subject to limitations with respect to the amount that may be contributed, the eligibility of individuals, and the time in which distributions would be allowed to commence. In addition, certain distributions from some other types of retirement plans may be placed on a tax-deferred basis in an IRA.

SALARY REDUCTION SIMPLIFIED EMPLOYEE PENSION.  This plan was introduced by a provision of the Tax Reform Act of 1986 as a unique way for small employers to provide the benefit of retirement planning for their employees. Contributions are deducted from the employee's paycheck before tax deductions and are deposited into an IRA by the employer. These contributions are not included in the employee's income and therefore are not reported or deducted on his or her tax return.

                             DESCRIPTION OF SHARES

          Ownership of the Trust is represented by transferable shares of beneficial interest. The Declaration of Trust of the Trust (the "Declaration of Trust") permits the Trustees to issue an unlimited number of full and fractional shares, $.01 par value, and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests of the Trust.

          Currently, six series of shares of the Trust have been authorized pursuant to the Declaration of Trust: the Balanced Assets Fund, the Global Balanced Fund, the Blue Chip Growth Fund, the Mid-Cap Growth Fund, the Small Company Growth Fund and the Growth and Income Fund. The Global Balanced Fund, the Blue Chip Growth Fund, the Mid-Cap Growth Fund and the Growth and Income Fund have each been divided into two classes of shares, designated as Class A and Class B shares. The Balanced Assets Fund and Small Company Growth Fund have each been divided into three classes of shares, designated as Class A, Class B and Class Z shares. The Trustees may authorize the creation of additional series of shares so as to be able to offer to investors additional investment portfolios within the Trust that would operate independently from the Trust's present portfolios, or to distinguish among shareholders, as may be necessary, to comply with future regulations or other unforeseen circumstances. Each series of the Trust's shares represents the interests of the shareholders of that series in a particular portfolio of Trust assets. In addition, the Trustees may authorize the creation of additional classes of shares in the future, which may have fee structures different from those of existing classes and/or may be offered only to certain qualified investors.

          Shareholders are entitled to a full vote for each full share held.
The Trustees have terms of unlimited duration (subject to certain removal procedures) and have the power to alter the number of Trustees, and appoint their own successors, provided that at all times at least a majority of the Trustees have been elected by shareholders. The voting rights of shareholders are not cumulative, so that holders of more than 50% of the shares voting can, if they choose, elect all Trustees being elected, while the holders of the remaining shares would be unable to elect any Trustees. Although the Trust need not hold annual meetings of shareholders, the Trustees may call special meetings of shareholders for action by shareholder vote as may be required by the 1940 Act or the Declaration of Trust. Also, a shareholders meeting must be called, if so requested in writing by the holders of record of 10% or more of the outstanding shares of the Trust. In addition, the Trustees may be removed by the action of the holders of record of two-thirds or more of the outstanding shares. All series of shares will vote with respect to certain matters, such as election of Trustees. When all series of shares are not affected by a matter to be voted upon, such as approval of investment advisory agreements or changes in a Fund's policies, only shareholders of the series affected by the matter may be entitled to vote.

          All classes of shares of a given series are identical in all respects, except that (i) each class may bear differing amounts of certain class-specific expenses, (ii) Class A shares are subject to an initial sales charge, a distribution fee and an ongoing account maintenance and service fee, (iii) Class B shares are subject to a contingent deferred sales charge, a distribution fee and an ongoing account maintenance and service fee, (iv) Class B shares convert automatically to Class A shares on the first business day of the month seven years after the purchase of such Class B Shares, (v) each class has voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to such class, except that under certain circumstances, the holders of Class B shares may be entitled to vote on material changes to the Class A Rule 12b-1 plan, (vi) Class Z shares are not subject to any sales charge or any distribution, account maintenance or service fee, and (vii) each class of shares will be exchangeable only into the same class of shares of any other Fund or other funds in the SunAmerica Family of Mutual Funds that offers that class.
All shares of the Trust issued and outstanding and all shares offered by the Prospectus when issued, are fully paid and non-assessable. Shares have no preemptive or other subscription rights and are freely transferable on the books of the Trust. In addition, shares have no conversion rights, except as described above.

          The Declaration of Trust provides that no Trustee, officer, employee or agent of the Trust is liable to the Trust or to a shareholder, nor is any Trustee, officer, employee or agent liable to any third persons in connection with the affairs of the Trust, except as such liability may arise from his or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his duties. It also provides that all third persons shall look solely to the Trust's property for satisfaction of claims arising in connection with the affairs of the Trust. With the exceptions stated, the Declaration of Trust provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Trust. The Trust shall continue, without limitation of time, subject to the provisions in the Declaration of Trust concerning termination by action of the shareholders.

                            ADDITIONAL INFORMATION

COMPUTATION OF OFFERING PRICE PER SHARE
---------------------------------------

          The following is the offering price calculation for Class A and Class B shares of the Funds, based on the value of each Fund's net assets as of September 30, 1996.


                                           Balanced Assets                        Blue Chip Growth             Global Balanced
                                                 Fund  +                               Fund                        Fund
                                        --------------------                    --------------------         ------------------
                                   Class A               Class B              Class A          Class B      Class A       Class B
                             --------------------  --------------------  ------------------  -----------  ------------  ------------


Net Assets.................          $147,035,456          $171,196,506         $51,993,425  $36,199,481  $ 10,035,090  $ 16,111,902


Number of Shares
 Outstanding...............             8,748,465            10,187,608           2,950,757    2,096,657     1,301,793     2,107,949

Net Asset Value Per
 Shares (net assets
 divided by number
 of shares)................          $      16.81          $      16.80         $     17.62  $     17.27  $       7.71  $       7.64


Sales Charge) for
 Class A Shares:
 5.75% of offering
 price (6.10% of net
 asset value per
 share))*..................          $       1.03  $       **                   $      1.07  $       **   $        .47  $     **

Offering Price.............          $      17.84          $      16.80         $     18.69  $     17.27  $       8.18  $       7.64


                                                                                                                Small Company
                                           Growth and Income Fund                  Mid-Cap Growth Fund          Growth Fund  +
                                         --------------------------              --------------------       --------------------
                                        Class A               Class B             Class A      Class B       Class A      Class B
                                      -----------           -----------         -----------  -----------   -----------  -----------

Net Assets.................          $ 21,099,017          $ 13,903,004         $41,904,384  $13,783,802  $158,567,071  $107,839,397


Number of Shares
  Outstanding..............             2,015,981          $  1,330,114           2,356,510      791,770     6,538,057     4,550,952

Net Asset Value Per
  Share (net assets
  divided by number
  of shares)...............          $      10.47          $      10.45         $     17.78  $     17.41  $      24.25  $      23.70


Sales Charge (for
  Class A Shares:
  5.75% of offering
  price (6.10% of net
  asset value per
  share))*.................          $        .64  $      **                    $      1.08  $       **   $       1.48  $     **

Offering Price.............          $      11.11          $      10.45         $     18.86  $     17.41  $      25.73  $      23.70

_______________

* Rounded to nearest one-hundredth percent; assumes maximum sales charge is applicable
** Class B shares are not subject to an initial charge but may be subject to a contingent deferred sales charge on redemption of shares within six years of purchase.
+   The offering of Class Z shares commenced on October 1, 1996.

REPORTS TO SHAREHOLDERS. The Trust sends audited annual and unaudited semi-annual reports to shareholders of each of the Funds. In addition, the Transfer Agent sends a statement to each shareholder having an account directly with the Trust to confirm transactions in the account.

CUSTODIAN AND TRANSFER AGENCY.  State Street Bank and Trust Company,

1776 Heritage Drive, North Quincy, MA 02171, serves as Custodian and Transfer Agent for the Funds and in those capacities maintains certain financial and accounting books and records pursuant to agreements with the Trust. Transfer agent functions are performed for State Street, by National Financial Data Services, P.O. Box 419572, Kansas City, MO 64141-6572, an affiliate of State Street.

INDEPENDENT ACCOUNTANTS AND LEGAL COUNSEL. Price Waterhouse LLP, 1177 Avenue of the Americas, New York, NY 10036, has been selected to serve as the Trust's independent accountants and in that capacity examines the annual financial statements of the Trust. The firm of Shereff, Friedman, Hoffman & Goodman, LLP, 919 Third Avenue, New York, NY 10022, has been selected as legal counsel to the Trust.

                              FINANCIAL STATEMENTS

  Set forth following this Statement of Additional Information are the financial statements of SunAmerica Equity Funds with respect to Registrant's fiscal year ended September 30, 1996.

 SUNAMERICA EQUITY FUNDS
 STATEMENT OF ASSETS AND LIABILITIES -- September 30, 1996

                             BALANCED     BLUE CHIP    MID-CAP   SMALL COMPANY    GLOBAL     GROWTH AND
                              ASSETS       GROWTH      GROWTH       GROWTH       BALANCED      INCOME
                               FUND         FUND        FUND         FUND          FUND         FUND
                           -----------------------------------------------------------------------------
ASSETS:
Investments securities,
 at value (identified
 cost $277,773,099;
 $74,972,693;
 $41,512,876;
 $192,419,854;
 $21,240,451 and
 $28,517,818,
 respectively)...........  $294,588,658  $80,872,707 $52,121,375 $249,986,112   $23,007,462  $30,316,656
Short-term securities
 (cost equals market)....            --           --          --           --     1,302,000           --
Repurchase agreements
 (cost equals market)....     8,398,000    1,189,000   4,072,000    9,766,000     1,160,000    4,353,000
Cash.....................           916          954         106          984         5,746       43,371
Foreign cash (identified
 cost $303,982)..........            --           --          --           --       301,859           --
Receivable for
 investments sold........    16,737,801    6,086,322          --   11,679,582       145,472      214,693
Receivable for shares of
 beneficial interest
 sold....................       536,009      224,618      83,333    1,231,552        55,202      811,954
Interest and dividends
 receivable..............     1,501,234       60,893      13,589       47,108       197,383       43,577
Prepaid expenses.........        14,818       33,144       6,646       11,998         1,116          973
Receivable from
 investment adviser......            --           --          --           --         6,635       18,817
Unrealized appreciation
 of foreign currency
 contracts...............            --           --          --           --       146,021           --
Deferred organizational
 expenses................            --           --          --           --         2,334          758
                           ------------  ----------- ----------- ------------   -----------  -----------
  Total assets...........   321,777,436   88,467,638  56,297,049  272,723,336    26,331,230   35,803,799
                           ------------  ----------- ----------- ------------   -----------  -----------
LIABILITIES:
Payable for investments
 purchased...............     2,411,915       46,000     455,000    5,519,101        72,694      722,860
Payable for shares of
 beneficial interest
 redeemed................       511,772       48,834      44,412      373,908         2,870       11,987
Accrued expenses.........       186,061       83,710      54,487      141,863        58,126       30,297
Investment advisory and
 management fees payable.       192,235       52,362      32,727      155,384        20,963       18,990
Distribution and service
 maintenance fees
 payable.................       179,614       43,245      22,133      126,612        15,754       15,130
Dividends payable........        63,877          581         104           --            --        2,514
Unrealized depreciation
 of foreign currency
 contracts...............            --           --          --           --        13,831           --
                           ------------  ----------- ----------- ------------   -----------  -----------
  Total liabilities......     3,545,474      274,732     608,863    6,316,868       184,238      801,778
                           ------------  ----------- ----------- ------------   -----------  -----------
    Net assets...........  $318,231,962  $88,192,906 $55,688,186 $266,406,468   $26,146,992  $35,002,021
                           ============  =========== =========== ============   ===========  ===========
NET ASSETS WERE COMPOSED
 OF:
Shares of beneficial
 interest, $.01 par
 value...................  $    189,361  $    50,474 $    31,483 $    110,890   $    34,097  $    33,461
Paid-in capital..........   272,569,518   71,074,447  44,047,107  209,435,190    23,933,064   31,382,012
                           ------------  ----------- ----------- ------------   -----------  -----------
                            272,758,879   71,124,921  44,078,590  209,546,080    23,967,161   31,415,473
Accumulated undistributed
 net investment income
 (loss)..................       (18,577)          --          --           --       512,906       (2,516)
Accumulated undistributed
 net realized gain (loss)
 on investments, foreign
 currency and other
 assets and liabilities..    28,676,101   11,167,971   1,001,097     (705,870)     (229,373)   1,790,226
Net unrealized
 appreciation of
 investments.............    16,815,559    5,900,014  10,608,499   57,566,258     1,767,011    1,798,838
Net unrealized
 appreciation of foreign
 currency, other assets
 and liabilities.........            --           --          --           --       129,287           --
                           ------------  ----------- ----------- ------------   -----------  -----------
    Net assets...........  $318,231,962  $88,192,906 $55,688,186 $266,406,468   $26,146,992  $35,002,021
                           ============  =========== =========== ============   ===========  ===========
CLASS A (UNLIMITED SHARES
 AUTHORIZED):
Net asset value and
 redemption price per
 share
 ($147,035,456/8,748,465;
 $51,993,425/2,950,757;
 $41,904,384/2,356,510;
 $158,567,071/6,538,057;
 $10,035,090/1,301,793
 and
 $21,099,017/2,015,981
 net assets and shares of
 beneficial interest
 issued and outstanding,
 respectively)...........  $      16.81  $     17.62 $     17.78 $      24.25   $      7.71  $     10.47
Maximum sales charge
 (5.75% of offering
 price)..................          1.03         1.07        1.08         1.48          0.47         0.64
                           ------------  ----------- ----------- ------------   -----------  -----------
Maximum offering price to
 public..................  $      17.84  $     18.69 $     18.86 $      25.73   $      8.18  $     11.11
                           ============  =========== =========== ============   ===========  ===========
CLASS B (UNLIMITED SHARES
 AUTHORIZED):
Net asset value, offering
 and redemption price
 (excluding any
 applicable contingent
 deferred sales charge)
 per share
 ($171,196,506/10,187,608;
 $36,199,481/2,096,657;
 $13,783,802/791,770;
 $107,839,397/4,550,952;
 $16,111,902/2,107,949
 and
 $13,903,004/1,330,114
 net assets and shares of
 beneficial interest
 issued and outstanding,
 respectively)...........  $      16.80  $     17.27 $     17.41 $      23.70   $      7.64  $     10.45
                           ============  =========== =========== ============   ===========  ===========

See Notes to Financial Statements

 SUNAMERICA EQUITY FUNDS
 STATEMENT OF OPERATIONS -- For the year ended September 30, 1996

                           BALANCED     BLUE CHIP    MID-CAP    SMALL COMPANY   GLOBAL    GROWTH AND
                            ASSETS       GROWTH       GROWTH       GROWTH      BALANCED     INCOME
                             FUND         FUND         FUND         FUND         FUND        FUND
                          --------------------------------------------------------------------------
INVESTMENT INCOME:
Income:
 Interest (net of
  withholding taxes of
  $2,403 on Global
  Balanced Fund)........  $ 6,647,500  $   281,114  $  293,829   $ 1,324,606  $  436,750  $   87,928
 Dividends (net of
  withholding taxes of
  $32,895, $13,450,
  $1,459, $3,296,
  $32,882 and $854,
  respectively).........    2,928,724      919,680     166,238       366,438     285,671     214,138
                          -----------  -----------  ----------   -----------  ----------  ----------
 Total investment
  income................    9,576,224    1,200,794     460,067     1,691,044     722,421     302,066
                          -----------  -----------  ----------   -----------  ----------  ----------
Expenses:
 Investment advisory and
  management fees.......    2,282,018      644,774     375,398     1,487,650     240,640      91,559
 Distribution and
  service maintenance
  fees-Class A..........      478,455      164,198     136,912       408,943      32,163      25,462
 Distribution and
  service maintenance
  fees-Class B..........    1,675,676      390,560     109,353       815,125     148,748      49,329
 Transfer agent fees and
  expenses-Class A......      424,921      141,422     111,673       352,438      28,239      18,652
 Transfer agent fees and
  expenses-Class B......      453,492      120,037      34,129       235,323      43,907      15,231
 Custodian fees and
  expenses..............      140,540       82,285      68,740       111,265     188,610      50,281
 Registration fees-Class
  A.....................       20,989        7,423      11,199        29,818       5,888       7,257
 Registration fees-Class
  B.....................        9,105        5,996       6,873        14,911       6,906       6,374
 Audit and tax
  consulting fees.......       56,410       20,825      16,395        36,270      12,800      10,910
 Trustees' fees and
  expenses..............       35,822       10,995       6,178        22,946       2,783       1,141
 Printing expense.......       25,575       10,695       4,350        22,020       2,210          --
 Insurance expense......        6,055        1,716       1,092         3,511         550         123
 Legal fees and
  expenses..............        4,890          790          --         3,335          --          --
 Interest expense.......        4,189        4,689       1,603            --          --         248
 Amortization of
  organizational
  expenses..............           --           --          --            --         878         278
 Miscellaneous expenses.        7,750        3,019       2,215         5,197       1,432         596
                          -----------  -----------  ----------   -----------  ----------  ----------
 Total expenses.........    5,625,887    1,609,424     886,110     3,548,752     715,754     277,441
 Less: expenses
  waived/reimbursed by
  investment adviser....           --           --         (66)           --    (101,710)   (129,960)
                          -----------  -----------  ----------   -----------  ----------  ----------
 Net expenses...........    5,625,887    1,609,424     886,044     3,548,752     614,044     147,481
                          -----------  -----------  ----------   -----------  ----------  ----------
Net investment income
 (loss).................    3,950,337     (408,630)   (425,977)   (1,857,708)    108,377     154,585
                          -----------  -----------  ----------   -----------  ----------  ----------
REALIZED AND UNREALIZED
 GAIN (LOSS) ON
 INVESTMENTS:
Net realized gain on
 investments............   33,912,222   13,200,391   1,634,384        14,472   1,153,686   1,853,730
Net realized gain on
 foreign currency and
 other assets and
 liabilities............           --           --          --            36     797,602           2
Net change in unrealized
 appreciation
 (depreciation) of
 investments............   (8,691,595)  (2,296,867)  4,688,230    33,583,299     218,368   1,445,861
Net change in unrealized
 appreciation
 (depreciation) of
 foreign currency and
 other assets and
 liabilities............           --           --          --            --      83,360          --
                          -----------  -----------  ----------   -----------  ----------  ----------
Net realized and
 unrealized gain on
 investments, foreign
 currency and other
 assets and liabilities.   25,220,627   10,903,524   6,322,614    33,597,807   2,253,016   3,299,593
                          -----------  -----------  ----------   -----------  ----------  ----------
NET INCREASE IN NET
 ASSETS RESULTING FROM
 OPERATIONS.............  $29,170,964  $10,494,894  $5,896,637   $31,740,099  $2,361,393  $3,454,178
                          ===========  ===========  ==========   ===========  ==========  ==========

See Notes to Financial Statements

 SUNAMERICA EQUITY FUNDS
 STATEMENT OF CHANGES IN NET ASSETS

                             BALANCED ASSETS FUND          BLUE CHIP GROWTH FUND        MID-CAP GROWTH FUND
                          ----------------------------  --------------------------- ---------------------------
                          FOR THE YEAR   FOR THE YEAR   FOR THE YEAR  FOR THE YEAR  FOR THE YEAR  FOR THE YEAR
                              ENDED          ENDED          ENDED         ENDED         ENDED         ENDED
                          SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30, SEPTEMBER 30, SEPTEMBER 30, SEPTEMBER 30,
                              1996           1995           1996          1995          1996          1995
                          -------------------------------------------------------------------------------------
INCREASE IN NET ASSETS:
OPERATIONS:
 Net investment income
  (loss)................  $  3,950,337   $  4,234,844    $  (408,630)  $   (42,924)  $  (425,977)  $  (237,687)
 Net realized gain on
  investments...........    33,912,222     13,383,399     13,200,391     7,615,892     1,634,384     7,432,643
 Net realized loss on
  foreign currency,
  other assets and
  liabilities...........            --             --             --       (10,667)           --            --
 Net change in
  unrealized
  appreciation
  (depreciation) of
  investments...........    (8,691,595)    28,115,267     (2,296,867)    6,757,773     4,688,230     3,253,371
                          ------------   ------------    -----------   -----------   -----------   -----------
Net increase in net
 assets resulting from
 operations.............    29,170,964     45,733,510     10,494,894    14,320,074     5,896,637    10,448,327
                          ------------   ------------    -----------   -----------   -----------   -----------
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS:
 From net investment
  income (Class A)......    (2,345,435)    (1,892,197)            --            --            --       (81,917)
 From net investment
  income (Class B)......    (1,868,201)    (4,315,134)            --            --            --       (10,723)
 From net realized gains
  on investments
  (Class A).............    (7,282,221)    (2,033,487)    (4,646,750)     (221,327)   (4,337,142)           --
 From net realized gains
  on investments
  (Class B).............    (9,730,482)    (7,043,145)    (4,492,488)   (5,263,567)   (1,083,506)           --
                          ------------   ------------    -----------   -----------   -----------   -----------
Total dividends and
 distributions to
 shareholders...........   (21,226,339)   (15,283,963)    (9,139,238)   (5,484,894)   (5,420,648)      (92,640)
                          ------------   ------------    -----------   -----------   -----------   -----------
NET INCREASE (DECREASE)
 IN NET ASSETS RESULTING
 FROM CAPITAL SHARE
 TRANSACTIONS (NOTE 8)..    28,256,172     18,827,961      4,897,454    (1,851,797)    7,954,560       (43,053)
                          ------------   ------------    -----------   -----------   -----------   -----------
TOTAL INCREASE IN NET
 ASSETS.................    36,200,797     49,277,508      6,253,110     6,983,383     8,430,549    10,312,634
NET ASSETS:
Beginning of period.....   282,031,165    232,753,657     81,939,796    74,956,413    47,257,637    36,945,003
                          ------------   ------------    -----------   -----------   -----------   -----------
End of period [including
 undistributed net
 investment income
 (loss) for September
 30, 1996 and September
 30,1995 of $(18,577),
 $243,698; $0, $0; $0,
 and $0, respectively]..  $318,231,962   $282,031,165    $88,192,906   $81,939,796   $55,688,186   $47,257,637
                          ============   ============    ===========   ===========   ===========   ===========

  See Notes to Financial Statements

 SUNAMERICA EQUITY FUNDS
 STATEMENT OF CHANGES IN NET ASSETS

                           SMALL COMPANY GROWTH FUND       GLOBAL BALANCED FUND       GROWTH AND INCOME FUND
                          ----------------------------  --------------------------- ---------------------------
                          FOR THE YEAR   FOR THE YEAR   FOR THE YEAR  FOR THE YEAR  FOR THE YEAR  FOR THE YEAR
                              ENDED          ENDED          ENDED         ENDED         ENDED         ENDED
                          SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30, SEPTEMBER 30, SEPTEMBER 30, SEPTEMBER 30,
                              1996           1995           1996          1995          1996          1995
                          ----------------------------------------------------------------------------------
INCREASE IN NET ASSETS:
OPERATIONS:
 Net investment income
  (loss)................  $ (1,857,708)  $   (587,404)   $   108,377   $   305,478   $   154,585   $  183,673
 Net realized gain
  (loss) on investments.        14,472     31,433,571      1,153,686    (2,564,836)    1,853,730      346,652
 Net realized gain on
  foreign currency,
  other assets and
  liabilities...........            36         10,951        797,602     1,756,424             2           --
 Net change in
  unrealized
  appreciation
  (depreciation) of
  investments...........    33,583,299     15,112,125        218,368     1,847,343     1,445,861      297,243
 Net change in
  unrealized
  appreciation
  (depreciation) of
  foreign currency,
  other assets and
  liabilities...........            --             --         83,360        42,526            --           --
                          ------------   ------------    -----------   -----------   -----------   ----------
Net increase in net
 assets resulting from
 operations.............    31,740,099     45,969,243      2,361,393     1,386,935     3,454,178      827,568
                          ------------   ------------    -----------   -----------   -----------   ----------
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS:
 From net investment
  income (Class A)......            --             --       (478,740)      (24,601)     (123,623)    (127,668)
 From net investment
  income (Class B)......            --             --       (693,095)      (12,084)      (58,296)     (54,591)
 From net realized gains
  on investments
  (Class A).............   (16,561,192)      (985,792)            --        (3,604)     (175,889)     (63,470)
 From net realized gains
  on investments
  (Class B).............   (12,782,675)    (1,122,738)            --        (3,671)     (127,334)     (13,320)
                          ------------   ------------    -----------   -----------   -----------   ----------
Total dividends and
 distributions to
 shareholders...........   (29,343,867)    (2,108,530)    (1,171,835)      (43,960)     (485,142)    (259,049)
                          ------------   ------------    -----------   -----------   -----------   ----------
NET INCREASE (DECREASE)
 IN NET ASSETS RESULTING
 FROM CAPITAL SHARE
 TRANSACTIONS (NOTE 8)..   106,187,132     23,184,310      1,366,433    (4,383,749)   25,962,674    2,174,079
                          ------------   ------------    -----------   -----------   -----------   ----------
TOTAL INCREASE
 (DECREASE) IN NET
 ASSETS.................   108,583,364     67,045,023      2,555,991    (3,040,774)   28,931,710    2,742,598
NET ASSETS:
Beginning of period.....   157,823,104     90,778,081     23,591,001    26,631,775     6,070,311    3,327,713
                          ------------   ------------    -----------   -----------   -----------   ----------
End of period [including
 undistributed net
 investment income
 (loss) for September
 30, 1996 and September
 30, 1995 $0, $0;
 $512,906, $871,462;
 $(2,516), and $2,915,
 respectively]..........  $266,406,468   $157,823,104    $26,146,992   $23,591,001   $35,002,021   $6,070,311
                          ============   ============    ===========   ===========   ===========   ==========

See Notes to Financial Statements

 SUNAMERICA EQUITY FUNDS
 FINANCIAL HIGHLIGHTS

BALANCED ASSETS FUND
--------------------

                                        GAIN(LOSS)
                                        ON INVEST-    TOTAL    DIVIDENDS DISTRI-
                 NET ASSET    NET       MENTS (BOTH    FROM    FROM NET  BUTIONS           NET ASSET           NET ASSETS
                  VALUE,    INVEST-      REALIZED    INVEST-    INVEST-   FROM     TOTAL    VALUE,               END OF
     PERIOD      BEGINNING   MENT           AND        MENT      MENT    CAPITAL  DISTRI-   END OF     TOTAL     PERIOD
     ENDED       OF PERIOD INCOME(1)    UNREALIZED) OPERATIONS  INCOME    GAINS   BUTIONS   PERIOD   RETURN(2)  (000'S)
---------------- --------- ---------    ----------- ---------- --------- -------  -------  --------- --------- ----------
                                                              CLASS A
9/24/93-
 9/30/93(3).....  $15.07    $   --        $ 0.06      $ 0.06    $   --   $   --   $   --    $15.13      0.40%   $ 33,381
9/30/94.........   15.13      0.30         (0.23)       0.07     (0.28)   (0.30)   (0.58)    14.62      0.50      52,098
9/30/95.........   14.62      0.32          2.51        2.83     (0.45)   (0.58)   (1.03)    16.42     20.68     119,916
9/30/96.........   16.42      0.27          1.39        1.66     (0.28)   (0.99)   (1.27)    16.81     10.65     147,035

                                RATIO OF NET
                  RATIO OF       INVESTMENT
                  EXPENSES         INCOME                  AVERAGE
     PERIOD      TO AVERAGE      TO AVERAGE     PORTFOLIO COMMISSION
     ENDED       NET ASSETS      NET ASSETS     TURNOVER  PER SHARE@
---------------- -------------- --------------- --------- ----------
9/24/93-
 9/30/93(3).....   1.54%(4)        0.46%(4)         25%     $   NA
9/30/94.........   1.58            2.00            141          NA
9/30/95.........   1.50            2.13            130          NA
9/30/96.........   1.52            1.63            187      0.0611

                                            NET
                                        GAIN(LOSS)
                                        ON INVEST-    TOTAL    DIVIDENDS DISTRI-
                 NET ASSET    NET       MENTS (BOTH    FROM    FROM NET  BUTIONS           NET ASSET           NET ASSETS
                  VALUE,    INVEST-      REALIZED    INVEST-    INVEST-   FROM     TOTAL    VALUE,               END OF
     PERIOD      BEGINNING   MENT           AND        MENT      MENT    CAPITAL  DISTRI-   END OF     TOTAL     PERIOD
     ENDED       OF PERIOD INCOME(1)    UNREALIZED) OPERATIONS  INCOME    GAINS   BUTIONS   PERIOD   RETURN(2)  (000'S)
---------------- --------- ---------    ----------- ---------- --------- -------  -------  --------- --------- ----------
                                                              CLASS B
6/30/93(5)......  $15.63    $ 0.30        $ 2.63      $ 2.93    $(0.30)  $(2.40)  $(2.70)   $15.86     20.29%   $113,871
7/01/93-
 9/30/93(5).....   15.86      0.05          0.49        0.54     (0.06)   (1.21)   (1.27)    15.13      3.44     137,456
9/30/94.........   15.13      0.20         (0.23)      (0.03)    (0.18)   (0.30)   (0.48)    14.62     (0.14)    180,655
9/30/95.........   14.62      0.23          2.51        2.74     (0.36)   (0.58)   (0.94)    16.42     19.96     162,115
9/30/96.........   16.42      0.17          1.38        1.55     (0.18)   (0.99)   (1.17)    16.80      9.93     171,197

                                RATIO OF NET
                  RATIO OF       INVESTMENT
                  EXPENSES         INCOME                  AVERAGE
     PERIOD      TO AVERAGE      TO AVERAGE     PORTFOLIO COMMISSION
     ENDED       NET ASSETS      NET ASSETS     TURNOVER  PER SHARE@
---------------- -------------- --------------- --------- ----------
6/30/93(5)......   1.91%(6)        1.94%(6)        251%     $   NA
7/01/93-
 9/30/93(5).....   2.10(4)(6)      1.36(4)(6)       25          NA
9/30/94.........   2.21            1.36            141          NA
9/30/95.........   2.12            1.59            130          NA
9/30/96.........   2.12            1.03            187      0.0611

--------------------------------------------------------------------------------
BLUE CHIP GROWTH FUND
---------------------
                                            NET
                                        GAIN(LOSS)
                                        ON INVEST-    TOTAL    DIVIDENDS DISTRI-
                 NET ASSET    NET       MENTS (BOTH    FROM    FROM NET  BUTIONS           NET ASSET           NET ASSETS
                  VALUE,    INVEST-      REALIZED    INVEST-    INVEST-   FROM     TOTAL    VALUE,               END OF
     PERIOD      BEGINNING   MENT           AND        MENT      MENT    CAPITAL  DISTRI-   END OF     TOTAL     PERIOD
     ENDED       OF PERIOD  INCOME      UNREALIZED) OPERATIONS  INCOME    GAINS   BUTIONS   PERIOD   RETURN(2)  (000'S)
---------------- --------- ---------    ----------- ---------- --------- -------  -------  --------- --------- ----------
                                                              CLASS A
10/08/93-
 9/30/94(3).....  $16.24    $ 0.09 (1)    $(0.26)     $(0.17)   $   --   $(0.65)  $(0.65)   $15.42     (1.05)%  $  3,207
9/30/95.........   15.42      0.02 (1)      2.99        3.01        --    (1.09)   (1.09)    17.34     21.29      42,407
9/30/96.........   17.34     (0.03)(1)      2.22        2.19        --    (1.91)   (1.91)    17.62     13.88      51,993

                                RATIO OF NET
                  RATIO OF       INVESTMENT
                  EXPENSES         INCOME                  AVERAGE
     PERIOD      TO AVERAGE      TO AVERAGE     PORTFOLIO COMMISSION
     ENDED       NET ASSETS      NET ASSETS     TURNOVER  PER SHARE@
---------------- -------------- --------------- --------- ----------
10/08/93-
 9/30/94(3).....   1.64%(4)(6)     0.65%(4)(6)     170%     $   NA
9/30/95.........   1.58(6)         0.11(6)         251          NA
9/30/96.........   1.57           (0.18)           269      0.0600

                                            NET
                                        GAIN(LOSS)
                                        ON INVEST-    TOTAL    DIVIDENDS DISTRI-
                 NET ASSET    NET       MENTS (BOTH    FROM    FROM NET  BUTIONS           NET ASSET           NET ASSETS
                  VALUE,    INVEST-      REALIZED    INVEST-    INVEST-   FROM     TOTAL    VALUE,               END OF
     PERIOD      BEGINNING   MENT           AND        MENT      MENT    CAPITAL  DISTRI-   END OF     TOTAL     PERIOD
     ENDED       OF PERIOD  INCOME      UNREALIZED) OPERATIONS  INCOME    GAINS   BUTIONS   PERIOD   RETURN(2)  (000'S)
---------------- --------- ---------    ----------- ---------- --------- -------  -------  --------- --------- ----------
                                                              CLASS B
12/31/92(5).....  $12.53    $(0.13)       $ 1.19      $ 1.06    $   --   $   --   $   --    $13.59      8.46%   $ 83,237
1/01/93-
 9/30/93(5).....   13.59     (0.02)(1)      2.71        2.69        --       --       --     16.28     19.79      79,774
9/30/94.........   16.28     (0.01)(1)     (0.28)      (0.29)       --    (0.65)   (0.65)    15.34     (1.81)     71,749
9/30/95.........   15.34     (0.01)(1)      2.89        2.88        --    (1.09)   (1.09)    17.13     20.51      39,533
9/30/96.........   17.13     (0.14)(1)      2.19        2.05        --    (1.91)   (1.91)    17.27     13.17      36,199

                                RATIO OF NET
                  RATIO OF       INVESTMENT
                  EXPENSES         INCOME                  AVERAGE
     PERIOD      TO AVERAGE      TO AVERAGE     PORTFOLIO COMMISSION
     ENDED       NET ASSETS      NET ASSETS     TURNOVER  PER SHARE@
---------------- -------------- --------------- --------- ----------
12/31/92(5).....   2.53%          (0.75)%          192%     $   NA
1/01/93-
 9/30/93(5).....   2.46(4)        (0.14)(4)        171          NA
9/30/94.........   2.28           (0.05)           170          NA
9/30/95.........   2.22           (0.09)           251          NA
9/30/96.........   2.23           (0.83)           269      0.0600

------------
 @ The average commission per share is derived by taking the agency commissions paid on equity securities trades and dividing by the number of shares purchased or sold.
(1) Calculated based upon average shares outstanding
(2) Total return is not annualized and does not reflect sales load
(3) Commencement of sale of respective class of shares
(4) Annualized
(5) Pursuant to a reorganization of the SunAmerica Mutual Funds, the Equity Funds fiscal year ends were changed to September 30
(6) Net of the following expense reimbursements (based on average net assets):


                                                 6/30/93 9/30/93 9/30/94 9/30/95
                                                 ------- ------- ------- -------
   Balanced Assets Class B......................  .05%    .04%     --      --
   Blue Chip Growth Class A.....................   --      --     1.66%   .11%

See Notes to Financial Statements

 SUNAMERICA EQUITY FUNDS
 FINANCIAL HIGHLIGHTS

MID-CAP GROWTH FUND

                                            NET
                                        GAIN(LOSS)
                                        ON INVEST-    TOTAL    DIVIDENDS DISTRI-
                 NET ASSET    NET       MENTS (BOTH    FROM    FROM NET  BUTIONS           NET ASSET            NET ASSETS
                  VALUE,    INVEST-      REALIZED    INVEST-    INVEST-   FROM     TOTAL    VALUE,                END OF
     PERIOD      BEGINNING   MENT           AND        MENT      MENT    CAPITAL  DISTRI-   END OF     TOTAL      PERIOD
     ENDED       OF PERIOD  INCOME      UNREALIZED) OPERATIONS  INCOME    GAINS   BUTIONS   PERIOD   RETURN(1)   (000'S)
---------------- --------- ---------    ----------- ---------- --------- -------  -------  --------- ---------  ----------
                                                              CLASS A

11/30/92(4).....  $13.30    $(0.07)       $ 2.87      $ 2.80    $(0.02)  $(0.44)  $(0.46)   $15.64     21.42%    $30,024
12/01/92-
 9/30/93(4).....   15.64     (0.09)(2)      3.17        3.08        --    (0.69)   (0.69)    18.03     20.42      34,918
9/30/94.........   18.03      0.04 (2)     (1.64)      (1.60)       --    (2.65)   (2.65)    13.78     (9.60)     32,906
9/30/95.........   13.78     (0.08)(2)      4.14        4.06     (0.04)      --    (0.04)    17.80     29.51      37,714
9/30/96.........   17.80     (0.12)(2)      2.21        2.09        --    (2.11)   (2.11)    17.78     12.92      41,904
                                RATIO OF NET
                  RATIO OF       INVESTMENT
                  EXPENSES         INCOME                  AVERAGE
     PERIOD      TO AVERAGE      TO AVERAGE     PORTFOLIO COMMISSION
     ENDED       NET ASSETS      NET ASSETS     TURNOVER  PER SHARE@
---------------- -------------- --------------- --------- ----------

11/30/92(4).....   1.76%          (0.46)%           98%     $   NA
12/01/92-
 9/30/93(4).....   1.81(3)         1.18 (3)        231          NA
9/30/94.........   1.76            0.28            555          NA
9/30/95.........   1.66           (0.51)           392          NA
9/30/96.........   1.62           (0.69)           307      0.0603
                                            NET
                                        GAIN(LOSS)
                                        ON INVEST-    TOTAL    DIVIDENDS DISTRI-
                 NET ASSET    NET       MENTS (BOTH    FROM    FROM NET  BUTIONS           NET ASSET            NET ASSETS
                  VALUE,    INVEST-      REALIZED    INVEST-    INVEST-   FROM     TOTAL    VALUE,                END OF
     PERIOD      BEGINNING   MENT           AND        MENT      MENT    CAPITAL  DISTRI-   END OF     TOTAL      PERIOD
     ENDED       OF PERIOD  INCOME      UNREALIZED) OPERATIONS  INCOME    GAINS   BUTIONS   PERIOD   RETURN(1)   (000'S)
---------------- --------- ---------    ----------- ---------- --------- -------  -------  --------- ---------  ----------
                                                              CLASS B
10/04/93-
 9/30/94(5).....  $18.12    $ 0.03 (2)    $(1.80)     $(1.77)   $   --   $(2.65)  $(2.65)   $13.70    (10.56)%   $ 4,039
9/30/95.........   13.70     (0.18)(2)      4.08        3.90     (0.02)      --    (0.02)    17.58     28.55       9,544
9/30/96.........   17.58     (0.24)(2)      2.18        1.94        --    (2.11)   (2.11)    17.41     12.16      13,784
                                RATIO OF NET
                  RATIO OF       INVESTMENT
                  EXPENSES         INCOME                  AVERAGE
     PERIOD      TO AVERAGE      TO AVERAGE     PORTFOLIO COMMISSION
     ENDED       NET ASSETS      NET ASSETS     TURNOVER  PER SHARE@
---------------- -------------- --------------- --------- ----------

10/04/93-
 9/30/94(5).....   2.43%(3)(6)     0.20%(3)(6)     555%     $   NA
9/30/95.........   2.31(7)        (0.17)(7)        392          NA
9/30/96.........   2.32           (1.43)           307      0.0603

--------------------------------------------------------------------------------

SMALL COMPANY GROWTH FUND

                                            NET
                                        GAIN(LOSS)
                                        ON INVEST-    TOTAL    DIVIDENDS DISTRI-
                 NET ASSET    NET       MENTS (BOTH    FROM    FROM NET  BUTIONS           NET ASSET            NET ASSETS
                  VALUE,    INVEST-      REALIZED    INVEST-    INVEST-   FROM     TOTAL    VALUE,                END OF
     PERIOD      BEGINNING   MENT           AND        MENT      MENT    CAPITAL  DISTRI-   END OF     TOTAL      PERIOD
     ENDED       OF PERIOD INCOME(2)    UNREALIZED) OPERATIONS  INCOME    GAINS   BUTIONS   PERIOD   RETURN(1)   (000'S)
---------------- --------- ---------    ----------- ---------- --------- -------  -------  --------- ---------  ----------
                                    CLASS A

11/30/92(4)(8)..  $13.88    $(0.12)       $ 3.39       $3.27    $   --   $(0.69)  $(0.69)   $16.46     24.31%    $32,056
12/01/92-
 9/30/93(4)(8)..   16.46     (0.02)         4.07        4.05        --    (0.73)   (0.73)    19.78     25.68      39,238
9/30/94.........   19.78     (0.10)        (1.40)      (1.50)       --    (1.46)   (1.46)    16.82     (7.74)     38,570
9/30/95.........   16.82     (0.04)         8.28        8.24        --    (0.41)   (0.41)    24.65     50.00      89,510
9/30/96.........   24.65     (0.16)         4.29        4.13        --    (4.53)   (4.53)    24.25     19.35     158,567
                                RATIO OF NET
                  RATIO OF       INVESTMENT
                  EXPENSES         INCOME                  AVERAGE
     PERIOD      TO AVERAGE      TO AVERAGE     PORTFOLIO COMMISSION
     ENDED       NET ASSETS      NET ASSETS     TURNOVER  PER SHARE@
---------------- -------------- --------------- --------- ----------
11/30/92(4)(8)..   1.90%          (0.88)%          209%     $   NA
12/01/92-
 9/30/93(4)(8)..   1.83(3)        (0.15)(3)        216          NA
9/30/94.........   1.67           (0.60)           411          NA
9/30/95.........   1.57           (0.22)           351          NA
9/30/96.........   1.53           (0.68)           240      0.0607
                                            NET
                                        GAIN(LOSS)
                                        ON INVEST-    TOTAL    DIVIDENDS DISTRI-
                 NET ASSET    NET       MENTS (BOTH    FROM    FROM NET  BUTIONS           NET ASSET            NET ASSETS
                  VALUE,    INVEST-      REALIZED    INVEST-    INVEST-   FROM     TOTAL    VALUE,                END OF
     PERIOD      BEGINNING   MENT           AND        MENT      MENT    CAPITAL  DISTRI-   END OF     TOTAL      PERIOD
     ENDED       OF PERIOD INCOME(2)    UNREALIZED) OPERATIONS  INCOME    GAINS   BUTIONS   PERIOD   RETURN(1)   (000'S)
---------------- --------- ---------    ----------- ---------- --------- -------  -------  --------- ---------  ----------
                                                              CLASS B
9/24/93-
 9/30/93(5).....  $19.66    $   --        $ 0.12      $ 0.12    $   --   $   --   $   --    $19.78      0.61%    $38,898
9/30/94.........   19.78     (0.20)        (1.42)      (1.62)       --    (1.46)   (1.46)    16.70     (8.40)     52,208
9/30/95.........   16.70     (0.16)         8.19        8.03        --    (0.41)   (0.41)    24.32     49.08      68,313
9/30/96.........   24.32     (0.29)         4.20        3.91        --    (4.53)   (4.53)    23.70     18.60     107,839
                                RATIO OF NET
                  RATIO OF       INVESTMENT
                  EXPENSES         INCOME                  AVERAGE
     PERIOD      TO AVERAGE      TO AVERAGE     PORTFOLIO COMMISSION
     ENDED       NET ASSETS      NET ASSETS     TURNOVER  PER SHARE@
---------------- -------------- --------------- --------- ----------
9/24/93-
 9/30/93(5).....   2.34%(3)       (1.70)%(3)       216%     $   NA
9/30/94.........   2.31           (1.23)           411          NA
9/30/95.........   2.22           (0.84)           351          NA
9/30/96.........   2.16           (1.30)           240      0.0607

------------
 @ The average commission per share is derived by taking the agency commissions paid on equity securities trades and dividing by the number of shares purchased or sold.
(1) Total return is not annualized and does not reflect sales load
(2) Calculated based upon average shares outstanding
(3) Annualized
(4) Pursuant to a reorganization of the SunAmerica Mutual Funds, the Equity Funds fiscal year ends were changed to September 30
(5) Commencement of sale of respective class of shares
(6) Net of expense reimbursement equivalent to .48% of average net assets for the period ended 9/30/94
(7) Net of expense reimbursement equivalent to .17% of average net assets for the year ended 9/30/95
(8) Restated to reflect a 0.984460367 for 1.00 stock split effective September 24, 1993

See Notes to Financial Statements

 SUNAMERICA EQUITY FUNDS
 FINANCIAL HIGHLIGHTS

GLOBAL BALANCED FUND

                                         NET
                                     GAIN(LOSS)
                                     ON INVEST-    TOTAL    DIVIDENDS DISTRI-
                 NET ASSET    NET    MENTS (BOTH    FROM    FROM NET  BUTIONS           NET ASSET           NET ASSETS
                  VALUE,    INVEST-   REALIZED    INVEST-    INVEST-   FROM     TOTAL    VALUE,               END OF
     PERIOD      BEGINNING   MENT        AND        MENT      MENT    CAPITAL  DISTRI-   END OF     TOTAL     PERIOD
     ENDED       OF PERIOD INCOME(1) UNREALIZED) OPERATIONS  INCOME    GAINS   BUTIONS   PERIOD   RETURN(2)  (000'S)
---------------- --------- --------- ----------- ---------- --------- -------  -------  --------- --------- ----------
                                                              CLASS A
6/15/94-
 9/30/94(3).....   $6.94     $0.02     $(0.05)     $(0.03)   $   --   $   --   $   --     $6.91     (0.43)%  $13,100
9/30/95.........    6.91      0.10       0.36        0.46     (0.01)      --    (0.01)     7.36      6.72      9,615
9/30/96.........    7.36      0.06       0.71        0.77     (0.42)      --    (0.42)     7.71     11.00     10,035
                               RATIO OF NET
                  RATIO OF      INVESTMENT
                  EXPENSES        INCOME                 AVERAGE
     PERIOD      TO AVERAGE     TO AVERAGE    PORTFOLIO COMMISSION
     ENDED       NET ASSETS     NET ASSETS    TURNOVER  PER SHARE@
---------------- ------------- -------------- --------- ----------
6/15/94-
 9/30/94(3).....  2.15%(4)(5)    0.93%(4)(5)      18%    $    NA
9/30/95.........  2.15(5)        1.36(5)         169          NA
9/30/96.........  2.15(5)        0.84(5)         103      0.0074
                                         NET
                                     GAIN(LOSS)
                                     ON INVEST-    TOTAL    DIVIDENDS DISTRI-
                 NET ASSET    NET    MENTS (BOTH    FROM    FROM NET  BUTIONS           NET ASSET           NET ASSETS
                  VALUE,    INVEST-   REALIZED    INVEST-    INVEST-   FROM     TOTAL    VALUE,               END OF
     PERIOD      BEGINNING   MENT        AND        MENT      MENT    CAPITAL  DISTRI-   END OF     TOTAL     PERIOD
     ENDED       OF PERIOD INCOME(1) UNREALIZED) OPERATIONS  INCOME    GAINS   BUTIONS   PERIOD   RETURN(2)  (000'S)
---------------- --------- --------- ----------- ---------- --------- -------  -------  --------- --------- ----------
                                                              CLASS B
6/16/94-
 9/30/94(3).....   $6.94     $0.01     $(0.05)     $(0.04)   $   --   $   --   $   --     $6.90     (0.58)%  $13,532
9/30/95.........    6.90      0.05       0.36        0.41     (0.01)      --    (0.01)     7.30      5.91     13,976
9/30/96.........    7.30      0.02       0.70        0.72     (0.38)      --    (0.38)     7.64     10.21     16,112
                               RATIO OF NET
                  RATIO OF      INVESTMENT
                  EXPENSES        INCOME                 AVERAGE
     PERIOD      TO AVERAGE     TO AVERAGE    PORTFOLIO COMMISSION
     ENDED       NET ASSETS     NET ASSETS    TURNOVER  PER SHARE@
---------------- ------------- -------------- --------- ----------
6/16/94-
 9/30/94(3).....  2.80%(4)(5)    0.33%(4)(5)      18%    $    NA
9/30/95.........  2.80(5)        0.75(5)         169          NA
9/30/96.........  2.80(5)        0.21(5)         103      0.0074

--------------------------------------------------------------------------------

GROWTH AND INCOME FUND

                                         NET
                                     GAIN(LOSS)
                                     ON INVEST-    TOTAL    DIVIDENDS DISTRI-
                 NET ASSET    NET    MENTS (BOTH    FROM    FROM NET  BUTIONS           NET ASSET           NET ASSETS
                  VALUE,    INVEST-   REALIZED    INVEST-    INVEST-   FROM     TOTAL    VALUE,               END OF
     PERIOD      BEGINNING   MENT        AND        MENT      MENT    CAPITAL  DISTRI-   END OF     TOTAL     PERIOD
     ENDED       OF PERIOD INCOME(1) UNREALIZED) OPERATIONS  INCOME    GAINS   BUTIONS   PERIOD   RETURN(2)  (000'S)
---------------- --------- --------- ----------- ---------- --------- -------  -------  --------- --------- ----------
                                    CLASS A
7/01/94-
 9/30/94(3).....   $7.33     $0.07     $ 0.10      $ 0.17    $(0.06)  $   --   $(0.06)    $7.44      2.34%   $ 3,098
9/30/95.........    7.44      0.32       1.08        1.40     (0.30)   (0.15)   (0.45)     8.39     19.53      3,532
9/30/96.........    8.39      0.14       2.50        2.64     (0.17)   (0.39)   (0.56)    10.47     32.59     21,099
                               RATIO OF NET
                  RATIO OF      INVESTMENT
                  EXPENSES        INCOME                 AVERAGE
     PERIOD      TO AVERAGE     TO AVERAGE    PORTFOLIO COMMISSION
     ENDED       NET ASSETS     NET ASSETS    TURNOVER  PER SHARE@
---------------- ------------- -------------- --------- ----------
7/01/94-
 9/30/94(3).....  1.50%(4)(5)    3.48%(4)(5)       8%    $    NA
9/30/95.........  0.46(5)        4.16(5)         230          NA
9/30/96.........  0.96(5)        1.52(5)         161      0.0600
                                         NET
                                     GAIN(LOSS)
                                     ON INVEST-    TOTAL    DIVIDENDS DISTRI-
                 NET ASSET    NET    MENTS (BOTH    FROM    FROM NET  BUTIONS           NET ASSET           NET ASSETS
                  VALUE,    INVEST-   REALIZED    INVEST-    INVEST-   FROM     TOTAL    VALUE,               END OF
     PERIOD      BEGINNING   MENT        AND        MENT      MENT    CAPITAL  DISTRI-   END OF     TOTAL     PERIOD
     ENDED       OF PERIOD INCOME(1) UNREALIZED) OPERATIONS  INCOME    GAINS   BUTIONS   PERIOD   RETURN(2)  (000'S)
---------------- --------- --------- ----------- ---------- --------- -------  -------  --------- --------- ----------
                                                              CLASS b
7/06/94-
 9/30/94(3).....   $7.33     $0.05     $ 0.11      $ 0.16    $(0.05)  $   --   $(0.05)    $7.44      2.19%   $   229
9/30/95.........    7.44      0.35       1.03        1.38     (0.28)   (0.15)   (0.43)     8.39     19.19      2,538
9/30/96.........    8.39      0.08       2.50        2.58     (0.13)   (0.39)   (0.52)    10.45     31.75     13,903
                               RATIO OF NET
                  RATIO OF      INVESTMENT
                  EXPENSES        INCOME                 AVERAGE
     PERIOD      TO AVERAGE     TO AVERAGE    PORTFOLIO COMMISSION
     ENDED       NET ASSETS     NET ASSETS    TURNOVER  PER SHARE@
---------------- ------------- -------------- --------- ----------
7/06/94-
 9/30/94(3).....  2.15%(4)(5)    2.86%(4)(5)       8%    $    NA
9/30/95.........  0.30(5)        4.48(5)         230          NA
9/30/96.........  1.58(5)        0.73(5)         161      0.0600

------------
 @ The average commission per share is derived by taking the agency commissions paid on equity securities trades and dividing by the number of shares purchased or sold.
(1) Calculated based upon average shares outstanding
(2) Total return is not annualized and does not reflect sales load
(3) Commencement of sale of respective class of shares
(4) Annualized
(5) Net of the following expense reimbursements (based on average net assets):

                                                         9/30/94 9/30/95 9/30/96
                                                         ------- ------- -------
   Global Balanced Class A..............................   1.14%   .40%    .44%
   Global Balanced Class B..............................    .93    .45     .41
   Growth and Income Class A............................   4.48   2.96    1.01
   Growth and Income Class B............................  20.35   5.07    1.14

See Notes to Financial Statements

 SUNAMERICA BALANCED ASSETS FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1996

                                                                     VALUE
                  SECURITY DESCRIPTION                    SHARES   (NOTE 2)
-----------------------------------------------------------------------------
COMMON STOCK--62.8%
AEROSPACE & MILITARY TECHNOLOGY--1.6%
 Boeing Co...............................................  30,000 $ 2,835,000
 Raytheon Co.............................................  40,000   2,225,000
                                                                  -----------
                                                                    5,060,000
                                                                  -----------
APPAREL & TEXTILES--3.1%
 Fila Holding SpA ADR(1).................................  20,000   1,922,500
 NIKE, Inc. Class B......................................  25,000   3,037,500
 Oakley, Inc.+...........................................  58,000   2,465,000
 Reebok International Ltd. ..............................  35,000   1,216,250
 Tommy Hilfiger Corp.+...................................  20,000   1,185,000
                                                                  -----------
                                                                    9,826,250
                                                                  -----------
AUTOMOTIVE--0.9%
 Ford Motor Co...........................................  40,000   1,250,000
 Harley-Davidson, Inc. ..................................  35,000   1,505,000
                                                                  -----------
                                                                    2,755,000
                                                                  -----------
BANKS--5.6%
 Bank of Boston Corp.....................................  25,000   1,446,875
 BankAmerica Corp........................................  25,000   2,053,125
 Chase Manhattan Corp....................................  40,000   3,205,000
 Citicorp................................................  20,000   1,812,500
 First Bank System, Inc..................................  25,000   1,671,875
 First Union Corp. ......................................  35,000   2,336,250
 Summit Bancorp.......................................... 130,000   5,167,500
                                                                  -----------
                                                                   17,693,125
                                                                  -----------
BROADCASTING & MEDIA--0.3%
 Comcast Corp. Class A+..................................  50,000     768,750
 Univision Communications, Inc. Class A+.................   2,000      67,000
                                                                  -----------
                                                                      835,750
                                                                  -----------
BUSINESS SERVICES--0.2%
 CUC International, Inc.+................................  20,000     797,500
                                                                  -----------
CHEMICALS--3.3%
 Cabot Corp..............................................  35,000     975,625
 du Pont (E.I.) de Nemours & Co..........................  20,000   1,765,000
 Monsanto Co.............................................  55,000   2,007,500
 Olin Corp. .............................................  50,000   4,200,000
 Union Carbide Corp......................................  35,000   1,596,875
                                                                  -----------
                                                                   10,545,000
                                                                  -----------
COMMUNICATION EQUIPMENT--2.6%
 Ericsson (L.M.) Telephone Co., Class B ADR(1)........... 100,000   2,537,500
 Nokia Corp. ADR(1)......................................  40,000   1,770,000
 Octel Communications Corp.+.............................  70,000   2,030,000
 Tellabs, Inc.+..........................................  30,000   2,118,750
                                                                  -----------
                                                                    8,456,250
                                                                  -----------

                              VALUE
SECURITY DESCRIPTION  SHARES (NOTE 2)


COMPUTERS & BUSINESS EQUIPMENT--3.9%
 American Pad & Paper Co.+................................. 111,000 $ 2,358,750
 CellNet Data Systems, Inc.+...............................  20,000     315,000
 Cisco Systems, Inc.+......................................  25,000   1,551,563
 Electronic Data Systems Corp..............................  30,000   1,841,250
 International Business Machines Corp. ....................  40,000   4,980,000
 Sun Microsystems, Inc.+...................................  25,000   1,553,125
                                                                    -----------
                                                                     12,599,688
                                                                    -----------
CONGLOMERATE--1.5%
 General Electric Co.......................................  25,000   2,275,000
 United Technologies Corp..................................  20,000   2,402,500
                                                                    -----------
                                                                      4,677,500
                                                                    -----------
DEPARTMENT STORES--1.3%
 Penney (J.C.), Inc........................................  30,000   1,623,750
 Wal-Mart Stores, Inc. .................................... 100,000   2,637,500
                                                                    -----------
                                                                      4,261,250
                                                                    -----------
ELECTRONICS--2.2%
 Diebold, Inc..............................................  40,000   2,335,000
 Intel Corp................................................  15,000   1,431,563
 Lexmark International Group, Inc. Class A.................  50,000   1,018,750
 Micron Technology, Inc....................................  70,000   2,135,000
                                                                    -----------
                                                                      6,920,313
                                                                    -----------
ENERGY SERVICES--2.5%
 Mobil Corp. ..............................................  50,000   5,787,500
 Royal Dutch Petroleum Co. ................................  15,000   2,341,875
                                                                    -----------
                                                                      8,129,375
                                                                    -----------
ENERGY SOURCES--1.0%
 Burlington Resources, Inc. ...............................  30,000   1,331,250
 Enron Corp................................................  46,000   1,874,500
                                                                    -----------
                                                                      3,205,750
                                                                    -----------
FINANCIAL SERVICES--4.1%
 Alex Brown, Inc...........................................  30,000   1,736,250
 Capital One Financial Corp. ..............................  70,000   2,100,000
 Dean Witter, Discover & Co. ..............................  35,000   1,925,000
 Federal National Mortgage Association.....................  60,000   2,092,500
 Litchfield Financial Corp.................................  52,500     735,000
 MBNA Corp.................................................  20,000     695,000
 Morgan Stanley Group, Inc.................................  50,000   2,487,500
 ReliaStar Financial Corp..................................  25,000   1,187,500
                                                                    -----------
                                                                     12,958,750
                                                                    -----------
FOOD, BEVERAGE & TOBACCO--1.9%
 Dole Food, Inc............................................  35,000   1,470,000
 Philip Morris Cos., Inc...................................  30,000   2,692,500
 Seagram Co., Ltd..........................................  50,000   1,868,750
                                                                    -----------
                                                                      6,031,250
                                                                    -----------

 SUNAMERICA BALANCED ASSETS FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1996 -- (continued)

                                                                       VALUE
                   SECURITY DESCRIPTION                     SHARES    (NOTE 2)
--------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
HEALTH SERVICES--1.3%
 Apria Healthcare Group, Inc.+.............................  30,000 $    562,500
 Beverly Enterprises, Inc.+................................  75,000      815,625
 MedPartners, Inc.+........................................  60,500    1,376,375
 NovaCare, Inc.+........................................... 150,000    1,406,250
                                                                    ------------
                                                                       4,160,750
                                                                    ------------
HOUSEHOLD PRODUCTS--2.7%
 Corning, Inc. ............................................  40,000    1,560,000
 Estee Lauder Cos., Inc. Class A...........................  30,000    1,346,250
 Procter & Gamble Co.......................................  30,000    2,925,000
 Warner-Lambert Co.........................................  40,000    2,640,000
                                                                    ------------
                                                                       8,471,250
                                                                    ------------
INSURANCE--1.7%
 Aetna, Inc................................................  31,738    2,233,562
 Allstate Corp.............................................  53,000    2,610,250
 Lawyers Title Corp........................................  25,000      531,250
                                                                    ------------
                                                                       5,375,062
                                                                    ------------
LEISURE & TOURISM--4.5%
 Callaway Golf Co..........................................  35,000    1,194,375
 Carnival Corp. Class A....................................  47,000    1,457,000
 Disney (Walt) Co..........................................  35,000    2,218,125
 HFS, Inc.+................................................  30,500    2,039,687
 Hilton Hotels Corp........................................  80,000    2,270,000
 MGM Grand, Inc.+..........................................  65,000    2,746,250
 Mirage Resorts, Inc.+.....................................  45,000    1,153,125
 Sun International Hotels Ltd.+............................  25,000    1,281,250
                                                                    ------------
                                                                      14,359,812
                                                                    ------------
MEDICAL PRODUCTS--3.2%
 Baxter International, Inc.................................  75,000    3,506,250
 Imagyn Medical, Inc.+.....................................  45,000      483,750
 Johnson & Johnson Co......................................  40,000    2,050,000
 Medtronic, Inc............................................  30,000    1,923,750
 Nitinol Medical Technologies, Inc.+.......................  10,000      112,500
 Perkin-Elmer Corp.........................................  35,000    2,025,625
                                                                    ------------
                                                                      10,101,875
                                                                    ------------
PHARMACEUTICALS--9.8%
 Allergan, Inc.............................................  70,000    2,668,750
 American Home Products Corp...............................  25,000    1,593,750
 Bristol-Myers Squibb Co...................................  30,000    2,891,250
 Chiron Corp.+.............................................  80,000    1,520,000
 Genzyme Corp.+............................................  40,000    1,020,000
 Gilead Sciences, Inc.+....................................  61,800    1,745,850
 Glaxo Holdings PLC ADR(1).................................  80,000    2,490,000

                                                       SHARES/
                                                   PRINCIPAL AMOUNT    VALUE
               SECURITY DESCRIPTION                 (IN THOUSANDS)    (NOTE 2)
PHARMACEUTICALS (CONTINUED)
 Lilly (Eli) & Co................................       60,000      $  3,870,000
 Merck & Co., Inc................................       40,000         2,815,000
 Neurex Corp.+...................................       65,000         1,243,125
 Pfizer, Inc.....................................       60,000         4,747,500
 Schering-Plough Corp............................       40,000         2,460,000
 Teva Pharmaceutical Industries Ltd. ADR(1)......       40,000         1,855,000
 Virus Research Institute, Inc.+.................       35,000           284,375
                                                                    ------------
                                                                      31,204,600
                                                                    ------------
SOFTWARE--1.4%
 Computer Associates International, Inc.+........       20,000         1,195,000
 Document Sciences Corp.+........................        5,000            63,125
 Microsoft Corp.+................................       15,000         1,978,125
 NETCOM On-Line Communications Services+.........       40,000           685,000
 PSINet, Inc.+...................................       60,000           652,500
                                                                    ------------
                                                                       4,573,750
                                                                    ------------
SPECIALTY RETAIL--0.7%
 Melville Corp...................................       50,000         2,206,250
                                                                    ------------
TELECOMMUNICATIONS--1.5%
 Advanced Fibre Communications+(2)...............       10,000           250,000
 Andrew Corp.+...................................       30,000         1,496,250
 AT&T Corp.......................................       25,000         1,306,250
 Lucent Technologies, Inc........................       35,000         1,605,625
                                                                    ------------
                                                                       4,658,125
                                                                    ------------
TOTAL COMMON STOCK
 (cost $182,931,590).............................                    199,864,225
                                                                    ------------
PREFERRED STOCK--0.0%
INSURANCE--0.0%
 Aetna, Inc.
 (cost $146,757).................................        2,247           163,750
                                                                    ------------
BONDS & NOTES--5.5%
AEROSPACE & MILITARY TECHNOLOGY--1.3%
 Lockheed Martin Corp.
 7.25% due 5/15/06...............................      $ 4,000         4,000,880
                                                                    ------------
BANKS--0.6%
 Chase Manhattan Corp.
 7.88% due 8/01/04...............................        2,000         2,008,420
                                                                    ------------

 SUNAMERICA BALANCED ASSETS FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1996 -- (continued)

                                                     PRINCIPAL AMOUNT   VALUE
                SECURITY DESCRIPTION                  (IN THOUSANDS)   (NOTE 2)
--------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)
FINANCIAL SERVICES--3.6%
 Bear Stearns Cos., Inc.
 6.63% due 1/15/04.................................      $ 5,000      $4,802,150
 DLJ Mortgage Acceptance Corp.
 7.35% due 9/18/03.................................        4,689       4,687,398
 Donaldson Lufkin & Jenrette, Inc.
 6.88% due 11/01/05................................        2,000       1,911,640
                                                                      ----------
                                                                      11,401,188
                                                                      ----------
TOTAL BONDS & NOTES
 (cost $17,129,808)................................                   17,410,488
                                                                      ----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION--1.1%
 6.50% due 9/01/10
 (cost $3,549,898).................................        3,631       3,531,720
                                                                      ----------
U.S. TREASURY NOTES--16.5%
 5.75% due 10/31/97................................        5,000       4,995,300
 6.25% due 5/31/00.................................        5,000       4,978,100
 6.75% due 5/31/99.................................        5,000       5,060,150
 6.88% due 7/31/99-3/31/00.........................       13,000      13,197,620
 7.25% due 2/15/98-8/15/04.........................       13,300      13,713,025
 7.50% due 10/31/99................................        6,000       6,194,040
 9.25% due 8/15/98.................................        4,000       4,218,120
                                                                      ----------
TOTAL U.S. TREASURY NOTES
 (cost $52,624,421)................................                   52,356,355
                                                                      ----------

                                                  PRINCIPAL AMOUNT     VALUE
              SECURITY DESCRIPTION                 (IN THOUSANDS)    (NOTE 2)
U.S. TREASURY BONDS--6.7%
 6.75% due 8/15/26..............................      $ 10,000     $   9,773,400
 11.25% due 2/15/15.............................         8,000        11,488,720
                                                                   -------------
TOTAL U.S. TREASURY BONDS
 (cost $21,390,625).............................                      21,262,120
                                                                   -------------
TOTAL INVESTMENT SECURITIES--92.6%
 (cost $277,773,099)............................                     294,588,658
                                                                   -------------
REPURCHASE AGREEMENT--2.6%
 Joint Repurchase Agreement
 Account (Note 3)
 (cost $8,398,000)..............................         8,398         8,398,000
                                                                   -------------
TOTAL INVESTMENTS--
 (cost $286,171,099)............................          95.2%      302,986,658
Other assets less liabilities...................           4.8        15,245,304
                                                         -----     -------------
NET ASSETS--                                             100.0%     $318,231,962
                                                         =====     =============

--------
 +Non-income producing security
(1)ADR ("American Depositary Receipt")
(2)Fair valued security, see Note 2

See Notes to Financial Statements

 SUNAMERICA BLUE CHIP GROWTH FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1996

                                                                       VALUE
                    SECURITY DESCRIPTION                     SHARES  (NOTE 2)
-------------------------------------------------------------------------------
COMMON STOCK--91.6%
AEROSPACE & MILITARY TECHNOLOGY--2.7%
 Boeing Co.................................................. 10,000 $   945,000
 Raytheon Co................................................ 20,000   1,112,500
 Remec, Inc.+............................................... 25,000     353,125
                                                                    -----------
                                                                      2,410,625
                                                                    -----------
APPAREL & TEXTILES--4.6%
 Fila Holding SpA ADR(1)....................................  5,000     480,625
 NIKE, Inc.................................................. 10,000   1,215,000
 Oakley, Inc.+.............................................. 35,000   1,487,500
 Tommy Hilfiger Corp.+...................................... 15,000     888,750
                                                                    -----------
                                                                      4,071,875
                                                                    -----------
AUTOMOTIVE--1.3%
 Ford Motor Co. ............................................ 15,000     468,750
 Harley-Davidson, Inc....................................... 15,000     645,000
                                                                    -----------
                                                                      1,113,750
                                                                    -----------
BANKS--5.3%
 BankAmerica Corp...........................................  5,000     410,625
 Citicorp................................................... 10,000     906,250
 First Union Corp........................................... 15,000   1,001,250
 Standard Federal Bancorp................................... 25,000   1,143,750
 Summit Bancorp............................................. 30,000   1,192,500
                                                                    -----------
                                                                      4,654,375
                                                                    -----------
BROADCASTING & MEDIA--1.0%
 Comcast Corp. Class A+..................................... 15,000     230,625
 National Media Corp.+...................................... 40,000     595,000
 Univision Communications, Inc.
  Class A+..................................................  2,000      67,000
                                                                    -----------
                                                                        892,625
                                                                    -----------
BUSINESS SERVICES--0.4%
 CUC International, Inc.+................................... 10,000     398,750
                                                                    -----------
CHEMICALS--5.3%
 Cabot Corp................................................. 15,000     418,125
 du Pont (E.I.) de Nemours & Co.............................  5,000     441,250
 Hercules, Inc.............................................. 10,000     547,500
 Monsanto Co................................................ 20,000     730,000
 Olin Corp. ................................................ 25,000   2,100,000
 Union Carbide Corp......................................... 10,000     456,250
                                                                    -----------
                                                                      4,693,125
                                                                    -----------
COMMUNICATION EQUIPMENT--4.1%
 Ericsson (L.M.) Telephone Co., Class B ADR(1).............. 30,000     761,250
 Nokia Corp. ADR(1)......................................... 20,000     885,000
 Octel Communications Corp.+................................ 30,000     870,000
 Tellabs, Inc.+............................................. 15,000   1,059,375
                                                                    -----------
                                                                      3,575,625
                                                                    -----------

                                                                       VALUE
                    SECURITY DESCRIPTION                     SHARES  (NOTE 2)
COMPUTERS & BUSINESS EQUIPMENT--9.0%
 American Pad & Paper Co.+.................................. 50,000 $ 1,062,500
 Cisco Systems, Inc.+....................................... 15,000     930,937
 Electronic Data Systems Corp............................... 20,000   1,227,500
 International Business Machines Corp....................... 10,000   1,245,000
 Lexmark International Group, Inc.+......................... 25,000     509,375
 Micron Technology, Inc..................................... 48,000   1,464,000
 Storage Technology Corp.+.................................. 15,000     568,125
 Sun Microsystems, Inc.+.................................... 15,000     931,875
                                                                    -----------
                                                                      7,939,312
                                                                    -----------
CONGLOMERATE--2.4%
 General Electric Co. ...................................... 10,000     910,000
 United Technologies Corp. ................................. 10,000   1,201,250
                                                                    -----------
                                                                      2,111,250
                                                                    -----------
CONSUMER GOODS--0.4%
 Whitman Corp............................................... 15,000     346,875
                                                                    -----------
DEPARTMENT STORES--1.8%
 Penney (J.C.), Inc......................................... 15,000     811,875
 Wal-Mart Stores, Inc....................................... 30,000     791,250
                                                                    -----------
                                                                      1,603,125
                                                                    -----------
ELECTRONICS--1.9%
 Diebold, Inc. ............................................. 20,000   1,167,500
 Intel Corp.................................................  5,000     477,188
                                                                    -----------
                                                                      1,644,688
                                                                    -----------
ENERGY SERVICES--2.8%
 Mobil Corp................................................. 15,000   1,736,250
 Royal Dutch Petroleum Co...................................  5,000     780,625
                                                                    -----------
                                                                      2,516,875
                                                                    -----------
ENERGY SOURCES--0.5%
 Burlington Resources, Inc. ................................ 10,000     443,750
                                                                    -----------
ENTERTAINMENT PRODUCTS--1.2%
 Callaway Golf Co........................................... 15,000     511,875
 Toy Biz, Inc. Class A+..................................... 30,000     532,500
                                                                    -----------
                                                                      1,044,375
                                                                    -----------
FINANCIAL SERVICES--4.2%
 Alex Brown, Inc............................................ 10,000     578,750
 Capital One Financial Corp................................. 20,000     600,000
 Dean Witter, Discover & Co................................. 15,000     825,000
 Federal National Mortgage Association...................... 10,000     348,750
 MBNA Corp. ................................................ 10,000     347,500
 Morgan Stanley Group, Inc. ................................ 10,000     497,500
 ReliaStar Financial Corp................................... 10,000     475,000
                                                                    -----------
                                                                      3,672,500
                                                                    -----------

 SUNAMERICA BLUE CHIP GROWTH FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1996 -- (continued)


                                                                       VALUE
                    SECURITY DESCRIPTION                     SHARES  (NOTE 2)
-------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
FOOD, BEVERAGE & TOBACCO--2.9%
 Dole Food, Inc............................................. 15,000 $   630,000
 Odwalla, Inc.+............................................. 25,000     443,750
 Philip Morris Cos., Inc.................................... 10,000     897,500
 Seagram Co., Ltd. ......................................... 15,000     560,625
                                                                    -----------
                                                                      2,531,875
                                                                    -----------
HEALTH SERVICES--1.5%
 Apria Healthcare Group, Inc.+.............................. 20,000     375,000
 Beverly Enterprises, Inc.+................................. 25,000     271,875
 Health Management Associates+.............................. 15,000     373,125
 Healthsource, Inc.+........................................ 20,000     295,000
                                                                    -----------
                                                                      1,315,000
                                                                    -----------
HOUSEHOLD PRODUCTS--3.0%
 Corning, Inc. ............................................. 15,000     585,000
 Estee Lauder Cos., Inc., Class A........................... 20,000     897,500
 Procter & Gamble Co........................................  5,000     487,500
 Warner-Lambert Co.......................................... 10,000     660,000
                                                                    -----------
                                                                      2,630,000
                                                                    -----------
INSURANCE--4.2%
 Aetna, Inc................................................. 18,369   1,292,718
 Allstate Corp.............................................. 20,000     985,000
 Lawyers Title Corp. ....................................... 25,000     531,250
 UICI+...................................................... 35,000     910,000
                                                                    -----------
                                                                      3,718,968
                                                                    -----------
LEISURE & TOURISM--7.3%
 Extended Stay America, Inc.+............................... 50,000   1,025,000
 HFS, Inc.+................................................. 15,000   1,003,125
 Hilton Hotels Corp......................................... 40,000   1,135,000
 MGM Grand, Inc.+........................................... 45,000   1,901,250
 Mirage Resorts, Inc.+...................................... 25,000     640,625
 Sun International Hotels Ltd.+............................. 15,000     768,750
                                                                    -----------
                                                                      6,473,750
                                                                    -----------
MEDICAL PRODUCTS--5.2%
 Baxter International, Inc.................................. 25,000   1,168,750
 Chiron Corp.+.............................................. 42,000     798,000
 Johnson & Johnson Co....................................... 15,000     768,750
 Medtronic, Inc............................................. 15,000     961,875
 Perkin Elmer Corp.......................................... 15,000     868,125
                                                                    -----------
                                                                      4,565,500
                                                                    -----------
PHARMACEUTICALS--12.8%
 Allergan, Inc.............................................. 30,000   1,143,750
 American Home Products Corp. .............................. 10,000     637,500
 Bristol-Myers Squibb Co. .................................. 15,000   1,445,625
 Gilead Sciences, Inc.+..................................... 18,200     514,150
 Lilly (Eli) & Co. ......................................... 20,000   1,290,000

                                                         SHARES/
                                                     PRINCIPAL AMOUNT    VALUE
                SECURITY DESCRIPTION                  (IN THOUSANDS)   (NOTE 2)
PHARMACEUTICALS (CONTINUED)
 Merck & Co., Inc...................................      15,000      $ 1,055,625
 Neurex Corp.+......................................      40,000          765,000
 Pfizer, Inc........................................      25,000        1,978,125
 Schering-Plough Corp...............................      20,000        1,230,000
 Teva Pharmaceutical Industries Ltd. ADR(1).........      20,000          927,500
 Virus Research Institute, Inc.+....................      40,000          325,000
                                                                      -----------
                                                                       11,312,275
                                                                      -----------
POLLUTION CONTROL--0.8%
 Republic Industries, Inc.+.........................      25,000          725,000
                                                                      -----------
SOFTWARE--2.1%
 Computer Associates International, Inc.............      10,000          597,500
 Microsoft Corp.+...................................       5,000          659,375
 NETCOM On-Line Communications Services+............      20,000          342,500
 PSINet, Inc.+......................................      20,000          217,500
                                                                      -----------
                                                                        1,816,875
                                                                      -----------
SPECIALTY RETAIL--1.0%
 Melville Corp. ....................................      20,000          882,500
                                                                      -----------
TELECOMMUNICATIONS--1.9%
 Andrew Corp.+......................................      20,000          997,500
 Lucent Technologies, Inc...........................      15,000          688,125
                                                                      -----------
                                                                        1,685,625
                                                                      -----------
TOTAL COMMON STOCK
 (cost $74,899,347)...................................                 80,790,868
                                                                      -----------
PREFERRED STOCK--0.1%
INSURANCE--0.1%
 Aetna, Inc. Class C................................       1,123           81,839
                                                                      -----------
TOTAL INVESTMENT SECURITIES--91.7%
 (cost $74,972,693).................................                   80,872,707
                                                                      -----------
REPURCHASE AGREEMENT--1.3%
 Joint Repurchase Agreement Account (Note 3)
 (cost $1,189,000)..................................      $1,189        1,189,000
                                                                      -----------
TOTAL INVESTMENTS--
 (cost $76,161,693).................................        93.0%      82,061,707
Other assets less liabilities.......................         7.0        6,131,199
                                                          ------      -----------
NET ASSETS--                                               100.0%     $88,192,906
                                                          ======      ===========

--------
 + Non-income producing security
(1) ADR ("American Depositary Receipt")

See Notes to Financial Statements

 SUNAMERICA MID-CAP GROWTH FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1996

                                                                     VALUE
                   SECURITY DESCRIPTION                     SHARES  (NOTE 2)
-----------------------------------------------------------------------------
COMMON STOCK--92.9%
AEROSPACE & MILITARY TECHNOLOGY--1.3%
 Hexcel Corp.+............................................. 10,000 $  193,750
 REMEC, Inc.+.............................................. 37,000    522,625
                                                                   ----------
                                                                      716,375
                                                                   ----------
APPAREL & TEXTILES--9.6%
 Fila Holding SpA ADR(1)...................................  2,000    192,250
 Gucci Group NV ADR(1)..................................... 10,000    725,000
 Jones Apparel Group, Inc.+................................ 15,000    956,250
 NIKE, Inc. ...............................................  6,000    729,000
 Nine West Group, Inc.+.................................... 12,000    651,000
 North Face, Inc.+......................................... 23,000    649,750
 Pacific Sunwear of California+............................ 15,000    493,125
 Reebok International Ltd. ................................ 15,000    521,250
 Tommy Hilfiger Corp.+.....................................  7,000    414,750
                                                                   ----------
                                                                    5,332,375
                                                                   ----------
BANKS--1.4%
 Charter One Financial, Inc. .............................. 10,500    420,000
 PNC Bank Corp. ........................................... 10,000    333,750
                                                                   ----------
                                                                      753,750
                                                                   ----------
BUSINESS SERVICES--1.8%
 Applied Graphics Technologies+............................ 20,100    298,988
 Data Processing Resources Corp.+.......................... 14,200    312,400
 TeleSpectrum Worldwide, Inc.+............................. 20,000    390,000
                                                                   ----------
                                                                    1,001,388
                                                                   ----------
CHEMICALS--2.7%
 Nalco Chemical Co. ....................................... 10,000    362,500
 Praxair, Inc. ............................................ 15,000    645,000
 Waters Corp.+............................................. 15,000    491,250
                                                                   ----------
                                                                    1,498,750
                                                                   ----------
COMMUNICATION EQUIPMENT--2.9%
 Cascade Communications Co.+...............................  6,000    489,000
 Octel Communications Corp.+............................... 15,000    435,000
 Tellabs, Inc.+............................................ 10,000    706,250
                                                                   ----------
                                                                    1,630,250
                                                                   ----------
COMPUTERS & BUSINESS EQUIPMENT--9.8%
 Amati Communications Corp.+............................... 10,000    220,000
 Bay Networks, Inc.+....................................... 10,000    272,500
 Cabletron Systems, Inc.+..................................  5,000    341,875
 CellNet Data Systems, Inc.+............................... 20,000    315,000
 CIBER, Inc.+.............................................. 18,200    691,600
 Cisco Systems, Inc.+...................................... 12,000    744,750
 COMPAQ Computer Corp.+....................................  7,000    448,875
 Gateway 2000, Inc. .......................................  7,000    335,125
 HBO & Co. ................................................ 10,000    667,500
 Micron Technology, Inc. .................................. 15,000    457,500

                              VALUE
SECURITY DESCRIPTION  SHARES (NOTE 2)

COMPUTERS & BUSINESS EQUIPMENT (CONTINUED)
 Newbridge Networks Corp.+...................................  5,000 $  318,750
 Sun Microsystems, Inc.+..................................... 10,000    621,250
                                                                     ----------
                                                                      5,434,725
                                                                     ----------
CONGLOMERATE--0.8%
 Tyco International Ltd. .................................... 10,000    431,250
                                                                     ----------
DEPARTMENT STORES--0.6%
 Woolworth Corp.+............................................ 15,000    309,375
                                                                     ----------
ELECTRONICS--4.7%
 Analog Devices, Inc.+....................................... 10,000    271,250
 Diebold, Inc. .............................................. 17,000    992,375
 National Semiconductor Corp.+............................... 20,000    402,500
 Telco Systems, Inc.+........................................ 10,000    190,000
 VeriFone, Inc.+............................................. 10,000    447,500
 Xilinx, Inc.+............................................... 10,000    340,000
                                                                     ----------
                                                                      2,643,625
                                                                     ----------
ENERGY SERVICES--3.4%
 Global Marine, Inc.+........................................ 25,000    393,750
 Noble Drilling Corp.+....................................... 22,500    340,313
 Rowan Cos., Inc.+........................................... 30,000    558,750
 Transocean Offshore, Inc.................................... 10,000    612,500
                                                                     ----------
                                                                      1,905,313
                                                                     ----------
ENERGY SOURCES--2.2%
 Flores & Rucks, Inc.+....................................... 25,000    965,625
 Parker & Parsley Petroleum Co. ............................. 10,000    261,250
                                                                     ----------
                                                                      1,226,875
                                                                     ----------
ENTERTAINMENT PRODUCTS--0.6%
 Callaway Golf Co............................................ 10,000    341,250
                                                                     ----------
FINANCIAL SERVICES--1.4%
 Alex Brown, Inc. ...........................................  6,000    347,250
 Associates First Capital Corp., Class A..................... 10,000    410,000
                                                                     ----------
                                                                        757,250
                                                                     ----------
HOUSEHOLD PRODUCTS--1.0%
 Blyth Industries, Inc.+.....................................  4,700    227,950
 Corning, Inc. ..............................................  8,000    312,000
                                                                     ----------
                                                                        539,950
                                                                     ----------
INSURANCE--2.7%
 Allmerica Financial Corp. .................................. 10,000    325,000
 Lawyers Title Corp. ........................................ 20,000    425,000
 Maxicare Health Plans, Inc.+................................ 10,000    190,000
 Progressive Corp. .......................................... 10,000    572,500
                                                                     ----------
                                                                      1,512,500
                                                                     ----------

 SUNAMERICA MID-CAP GROWTH FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1996 -- (continued)


                                                                       VALUE
                    SECURITY DESCRIPTION                     SHARES   (NOTE 2)
-------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
LEISURE & TOURISM--1.9%
 HFS, Inc.+.................................................   3,800 $  254,125
 Sun International Hotels Ltd.+.............................  16,000    820,000
                                                                     ----------
                                                                      1,074,125
                                                                     ----------
MACHINERY--3.2%
 Allied Products Corp. .....................................  15,000    375,000
 Flanders Corp.+(2)(3)...................................... 100,000    900,000
 Precision Castparts Corp. .................................  10,000    485,000
                                                                     ----------
                                                                      1,760,000
                                                                     ----------
MEDICAL PRODUCTS--2.6%
 Boston Scientific Corp.+...................................  12,000    690,000
 Cohr, Inc.+................................................  20,000    555,000
 Nitinol Medical Technologies, Inc.+........................   5,000     56,250
 Serologicals Corp.+........................................   5,000    173,750
                                                                     ----------
                                                                      1,475,000
                                                                     ----------
METALS & MINING--0.7%
 Crown, Cork & Seal, Inc. ..................................   9,000    415,125
                                                                     ----------
PHARMACEUTICALS--7.0%
 ABR Information Services, Inc.+............................  10,000    720,000
 Allergan, Inc. ............................................  20,000    762,500
 Centocor, Inc.+............................................  10,000    355,000
 Guilford Pharmaceuticals, Inc.+............................  10,000    275,000
 Ligand Pharmaceuticals, Inc.+..............................  15,000    204,375
 Neurex Corp.+..............................................  25,000    478,125
 Teva Pharmaceutical Industries Ltd. ADR(1).................  23,500  1,089,812
                                                                     ----------
                                                                      3,884,812
                                                                     ----------
POLLUTION CONTROL--4.2%
 Culligan Water Technologies, Inc.+.........................  15,000    568,125
 United States Filter Corporation...........................   5,000    170,625
 United Waste Systems, Inc. ................................  30,000  1,042,500
 USA Waste Services, Inc.+..................................  17,000    535,500
                                                                     ----------
                                                                      2,316,750
                                                                     ----------
REAL ESTATE--0.3%
 Green Tree Financial Corp. ................................   5,000    196,250
                                                                     ----------
REAL ESTATE INVESTMENT TRUSTS--2.0%
 Bay Apartment Communities, Inc. ...........................  15,000    427,500
 Innkeepers USA Trust.......................................  25,000    281,250
 Starwood Lodging Trust.....................................  10,000    418,750
                                                                     ----------
                                                                      1,127,500
                                                                     ----------
RESTAURANTS--0.6%
 Starbucks Corp.+...........................................  10,000    330,000
                                                                     ----------
SOFTWARE--8.5%
 Baan Co. NV+...............................................  10,000    333,750
 BDM International, Inc.+...................................  10,000    595,000
 BMC Software, Inc.+........................................   5,000    397,500
 Cognos, Inc.+..............................................  10,000    326,250
 Computer Associates International, Inc. ...................   8,000    478,000
 Innovus Corp.+.............................................  14,000     84,000
 JDA Software Group, Inc.+..................................  12,000    330,000
 Microsoft Corp.+...........................................   4,000    527,500

                                                         SHARES/
                                                     PRINCIPAL AMOUNT    VALUE
                SECURITY DESCRIPTION                  (IN THOUSANDS)   (NOTE 2)
SOFTWARE (CONTINUED)
 PeopleSoft, Inc.+.................................        5,000      $   416,250
 Rational Software Corp.+..........................       10,000          341,250
 RemedyTemp, Inc.+.................................       15,000          318,750
 VIASOFT, Inc.+....................................       14,000          588,000
                                                                      -----------
                                                                        4,736,250
                                                                      -----------
SPECIALTY RETAIL--7.3%
 Eagle Hardware And Groden+........................       20,000          540,000
 Global DirectMail Corp.+..........................       20,000          955,000
 Just For Feet, Inc.+..............................       10,000          501,250
 MacFrugals Bargains Closeouts+....................       25,000          590,625
 Melville Corp. ...................................       12,000          529,500
 Saks Holdings Incorporated+.......................       10,000          350,000
 Tiffany & Co. ....................................       15,000          600,000
                                                                      -----------
                                                                        4,066,375
                                                                      -----------
TELECOMMUNICATIONS--6.5%
 ACC Corp. ........................................        4,500          212,625
 Ascend Communications, Inc. ......................        5,000          330,625
 Lucent Technologies, Inc. ........................        5,000          229,375
 NICE Systems Ltd. ADR +(1)........................       20,000          458,125
 Pacific Gateway Exchange, Inc.+...................       22,000          649,000
 PairGain Technologies, Inc.+......................        6,300          492,187
 Teleport Communications Group
  Class A+.........................................       24,000          567,000
 Westell Technologies, Inc. Class A+...............       16,000          708,000
                                                                      -----------
                                                                        3,646,937
                                                                      -----------
UTILITIES--1.2%
 El Paso Natural Gas Co. ..........................       15,000          660,000
                                                                      -----------
TOTAL COMMON STOCK
 (cost $41,236,289)................................                    51,724,125
                                                                      -----------
WARRANTS--0.7%+
ELECTRONICS--0.7%
 Intel Corp........................................        7,000          397,250
                                                                      -----------
TOTAL INVESTMENT SECURITIES--93.6%
 (cost $41,512,876)................................                    52,121,375
                                                                      -----------
REPURCHASE AGREEMENT--7.3%
 Joint Repurchase Agreement
  Account (Note 3)
 (cost $4,072,000).................................       $4,072        4,072,000
                                                                      -----------
TOTAL INVESTMENTS--
 (cost $45,584,876)................................        100.9%      56,193,375
Liabilities in excess of other assets..............         (0.9)        (505,189)
                                                          ------      -----------
NET ASSETS--                                               100.0%     $55,688,186
                                                          ======      ===========

-------
 + Non-income producing security
(1) ADR ("American Depositary Receipts")
(2) Fair valued security, see Note 2
(3) At September 30, 1996 the Fund held a restricted security amounting to 1.62% of net assets. The Fund will not bear any costs, including those involved in registration under the Securities Act of 1933, in the connection with the disposition of the securities.

                  DATE OF   UNIT   VALUATION AS OF
 DESCRIPTION    ACQUISITION COST  SEPTEMBER 30, 1996
--------------  ----------- ----- ------------------
Flanders Corp.    5/09/96   $5.00       $9.00

See Notes to Financial Statements

 SUNAMERICA SMALL COMPANY GROWTH FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1996

                                                                     VALUE
                  SECURITY DESCRIPTION                    SHARES    (NOTE 2)
------------------------------------------------------------------------------
COMMON STOCK--93.3%
AEROSPACE & MILITARY TECHNOLOGY--1.5%
 Hexcel Corp.+...........................................  30,000 $    581,250
 Nichols Research Corp.+.................................  40,000    1,190,000
 REMEC, Inc.+............................................ 100,500    1,419,563
 Rohr, Inc.+.............................................  40,000      785,000
                                                                  ------------
                                                                     3,975,813
                                                                  ------------
APPAREL & TEXTILES--2.7%
 Fila Holding SpA ADR(1).................................   8,000      769,000
 Gucci Group NV..........................................  10,000      725,000
 Jones Apparel Group, Inc.+..............................  20,000    1,275,000
 Nautica Enterprises, Inc.+..............................  30,000      967,500
 North Face, Inc.+.......................................  45,000    1,271,250
 Pacific Sunwear of California+..........................  62,500    2,054,687
                                                                  ------------
                                                                     7,062,437
                                                                  ------------
BANKS--2.5%
 First American Corp. (Tennessee)........................  50,000    2,400,000
 Long Island Bancorp, Inc................................  55,000    1,588,125
 PNC Bank Corp...........................................  39,500    1,318,313
 Summit Bancorp..........................................  31,500    1,252,125
                                                                  ------------
                                                                     6,558,563
                                                                  ------------
BROADCASTING & MEDIA--2.4%
 Mecklermedia Corp.+..................................... 115,600    2,080,800
 National Media Corp.+...................................  70,700    1,051,663
 Sinclair Broadcast Group, Inc. Class A+.................  40,800    1,626,900
 United Video Satellite Group Class A+...................  80,000    1,620,000
 Univision Communications, Inc. Class A+.................   3,000      100,500
                                                                  ------------
                                                                     6,479,863
                                                                  ------------
BUSINESS SERVICES--5.9%
 Abacus Direct Corp.+....................................   6,500      136,500
 Childrens Comprehensive
  Services, Inc.+........................................  90,000    1,597,500
 Datamark Holdings, Inc.+................................  96,774    1,185,481
 Datamark Holdings, Inc.+(2)(3).......................... 193,549    1,887,103
 International Network Services+.........................  33,000    1,159,125
 Learning Tree International, Inc+.......................  12,500      462,500
 Mecon, Inc.+............................................  45,100    1,127,500
 Paychex, Inc............................................  25,000    1,450,000
 ProSoft Development, Inc.+(2)(3)........................ 250,000    2,500,000
 RTW, Inc.+..............................................  48,000    1,386,000
 SOS Staffing Services, Inc.+............................  75,000      843,750
 TeleSpectrum Worldwide, Inc.+...........................  80,000    1,560,000
 Vincam Group, Inc.+.....................................  10,000      382,500
                                                                  ------------
                                                                    15,677,959
                                                                  ------------
CHEMICALS--2.0%
 Betz Laboratories, Inc..................................  43,100    2,262,750
 Nalco Chemical Co.......................................  87,000    3,153,750
                                                                  ------------
                                                                     5,416,500
                                                                  ------------

                                                                       VALUE
                   SECURITY DESCRIPTION                     SHARES    (NOTE 2)
COMMUNICATION EQUIPMENT--3.3%
 Cascade Communications Co.+...............................  28,000 $  2,282,000
 DSP Communications, Inc.+.................................  35,000    1,955,625
 Octel Communications Corp.+...............................  40,000    1,160,000
 Registry, Inc.+...........................................  50,500    1,919,000
 Tellabs, Inc.+............................................  20,000    1,412,500
                                                                    ------------
                                                                       8,729,125
                                                                    ------------
COMPUTERS & BUSINESS EQUIPMENT--9.0%
 3Com Corp.+...............................................  20,000    1,201,250
 Amati Communications Corp.+...............................  40,000      880,000
 Bay Networks, Inc.+.......................................  25,000      681,250
 CellNet Data Systems, Inc.+...............................  20,000      315,000
 Chips & Technologies, Inc.+...............................  90,000    1,226,250
 CIBER, Inc.+..............................................  69,300    2,633,400
 Cisco Systems, Inc.+......................................  32,000    1,986,000
 Daisytek International Corp.+.............................  21,000      908,250
 FORE Systems, Inc.+.......................................  20,000      827,500
 HMT Technology Corp.+.....................................  45,000      978,750
 ITI Technologies, Inc.+...................................  35,000    1,233,750
 Lexmark International Group, Inc.+........................  75,000    1,528,125
 Linear Technology Corp....................................  50,000    1,843,750
 M-Systems Flash Disk Pioneers Ltd.+....................... 100,000      887,500
 Micron Electronics, Inc.+.................................  50,000    1,031,250
 Micron Technology, Inc....................................  45,000    1,372,500
 Newbridge Networks Corp.+.................................  20,000    1,275,000
 Versant Object Technology Corp.+..........................  60,000    1,425,000
 Whittman-Hart, Inc.+......................................  35,500    1,677,375
                                                                    ------------
                                                                      23,911,900
                                                                    ------------
ELECTRICAL EQUIPMENT--0.2%
 UCAR International, Inc.+.................................  15,000      607,500
                                                                    ------------
ELECTRONICS--5.7%
 Altera Corp.+.............................................  10,000      506,250
 Cymer, Inc.+..............................................  25,000      443,750
 Diebold, Inc..............................................  59,000    3,444,125
 DuPont Photomasks, Inc.+..................................  40,000    1,120,000
 ESS Technology, Inc.+.....................................  50,000      856,250
 Micrel, Inc.+.............................................  30,000      712,500
 Photronics, Inc.+.........................................  45,000    1,395,000
 Sawtek, Inc.+.............................................  32,500      845,000
 Supertex, Inc.+...........................................  80,000    1,450,000
 Telco Systems, Inc.+......................................  55,000    1,045,000
 Uniphase Corp.+...........................................  35,000    1,478,750
 Vitesse Semiconductor Corp.+..............................  30,000    1,158,750
 Xilinx, Inc.+.............................................  20,000      680,000
                                                                    ------------
                                                                      15,135,375
                                                                    ------------
ENERGY SERVICES--3.6%
 ENSCO International, Inc.+................................  37,500    1,218,750
 Falcon Drilling, Inc.+....................................  60,000    1,560,000
 Marine Drilling Co., Inc.+................................  75,000      721,875
 Noble Drilling Corp.+..................................... 132,500    2,004,062
 Parallel Petroleum Corp.+.................................  90,000      455,625

 SUNAMERICA SMALL COMPANY GROWTH FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1996 -- (continued)

                                                                       VALUE
                   SECURITY DESCRIPTION                     SHARES   (NOTE 2)
-------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
ENERGY SERVICES (CONTINUED)
 Reading & Bates Corp.+....................................  65,000 $ 1,763,125
 Transocean Offshore, Inc. ................................  30,000   1,837,500
                                                                    -----------
                                                                      9,560,937
                                                                    -----------
ENERGY SOURCES--2.0%
 Belco Oil & Gas Corp.+....................................  15,500     414,625
 Benton Oil & Gas Co. +....................................  80,000   1,740,000
 Flores & Rucks, Inc.+.....................................  40,000   1,545,000
 Parker & Parsley Petroleum Co. ...........................  40,000   1,045,000
 Pride Petroleum Services, Inc.+...........................  50,000     706,250
                                                                    -----------
                                                                      5,450,875
                                                                    -----------
FOOD, BEVERAGE & TOBACCO--0.4%
 Northland Cranberries, Inc. ..............................  55,000     935,000
                                                                    -----------
HEALTH SERVICES--3.1%
 Apache Medical Systems, Inc.+.............................  24,000     324,000
 Applied Analytical Industries, Inc.+......................  76,000   1,729,000
 Health Images, Inc. ...................................... 100,000   1,337,500
 NovaCare, Inc.+........................................... 175,000   1,640,625
 OccuSystems, Inc.+........................................  17,500     525,000
 Pediatrix Medical Group+..................................  30,000   1,503,750
 Sunrise Assisted Living, Inc.+............................  21,000     588,000
 Veterinary Centers of America, Inc.+......................  30,000     658,125
                                                                    -----------
                                                                      8,306,000
                                                                    -----------
INSURANCE--1.8%
 Allmerica Financial Corp.+................................  15,000     487,500
 Lawyers Title Corp. ......................................  70,000   1,487,500
 Maxicare Health Plans, Inc.+..............................  40,000     760,000
 Penn Treaty American Corp.+...............................  90,000   2,137,500
                                                                    -----------
                                                                      4,872,500
                                                                    -----------
LEISURE & TOURISM--1.4%
 Bally Entertainment Corp. ................................  40,000   1,135,000
 HFS, Inc.+................................................  23,700   1,584,938
 Studio Plus Hotels, Inc.+.................................  67,500   1,113,750
                                                                    -----------
                                                                      3,833,688
                                                                    -----------
MACHINERY--3.0%
 DT Industries Inc. .......................................  45,000   1,518,750
 Flanders Corp.+(2)(3)..................................... 500,000   4,500,000
 Precision Castparts Corp. ................................  40,000   1,940,000
                                                                    -----------
                                                                      7,958,750
                                                                    -----------
MEDICAL PRODUCTS--4.0%
 ADAC Laboratories.........................................  80,000   1,610,000
 Cardiovascular Dynamics, Inc. ............................ 100,000   1,525,000
 Cohr, Inc.+...............................................  70,000   1,942,500
 Neurex Corp.+............................................. 127,500   2,438,437

                                                                       VALUE
                    SECURITY DESCRIPTION                     SHARES  (NOTE 2)
MEDICAL PRODUCTS (CONTINUED)
 Nitinol Medical Technologies, Inc.+........................  5,000 $    56,250
 Serologicals Corp.+........................................ 90,000   3,127,500
                                                                    -----------
                                                                     10,699,687
                                                                    -----------
METALS & MINING--1.1%
 Diamond Offshore Drilling, Inc.+........................... 26,400   1,452,000
 Mueller Industries, Inc.+.................................. 35,000   1,421,875
                                                                    -----------
                                                                      2,873,875
                                                                    -----------
PHARMACEUTICALS--5.8%
 ABR Information Services, Inc.+............................ 20,000   1,440,000
 Agouron Pharmaceuticals, Inc.+............................. 17,000     741,625
 Allergan Ligand Retinoid Theraputics, Inc.+(4)............. 75,000   2,193,750
 DepoTech Corp.+............................................ 25,900     446,775
 Guilford Pharmaceuticals, Inc.+............................ 65,000   1,787,500
 Ligand Pharmaceuticals, Inc.+.............................. 85,000   1,158,125
 M.I.M. Corp.+.............................................. 55,000     797,500
 Medicis Pharmaceutical Corp. Class A+...................... 10,000     482,500
 Millenium Pharmaceuticals, Inc.+...........................  4,000      73,000
 Noven Pharmaceuticals, Inc.+............................... 75,000     946,875
 PAREXAL International Corp.+............................... 30,000   1,890,000
 Pharmaceutical Product Development, Inc.+.................. 36,500     985,500
 Teva Pharmaceutical Industries Ltd. ADR(1)................. 57,500   2,666,562
                                                                    -----------
                                                                     15,609,712
                                                                    -----------
POLLUTION CONTROL--0.9%
 United Waste Systems, Inc.+................................ 35,000   1,216,250
 USA Waste Services, Inc.+.................................. 34,000   1,071,000
                                                                    -----------
                                                                      2,287,250
                                                                    -----------
REAL ESTATE INVESTMENT TRUSTS -- 1.3%
 Bay Apartment Communities, Inc............................. 20,000     570,000
 FelCor Suite Hotels, Inc................................... 40,000   1,290,000
 Innkeepers USA Trust....................................... 95,000   1,068,750
 Starwood Lodging Trust..................................... 10,000     418,750
                                                                    -----------
                                                                      3,347,500
                                                                    -----------
SOFTWARE--15.7%
 BDM International, Inc.+................................... 62,500   3,718,750
 Black Box Corp.+........................................... 60,000   1,980,000
 CCC Information Services Group, Inc.+...................... 12,500     262,500
 Citrix Systems, Inc.+...................................... 26,500   1,358,125
 Cognos, Inc.+.............................................. 59,800   1,950,975
 Document Sciences Corp.+................................... 75,000     946,875
 DST Systems, Inc.+......................................... 20,000     640,000
 Finish Line, Inc. Class A+................................. 20,000     950,000
 Forte Software, Inc.+...................................... 13,500     529,875

 SUNAMERICA SMALL COMPANY GROWTH FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1996 (continued)


                                                                       VALUE
                    SECURITY DESCRIPTION                     SHARES   (NOTE 2)
-------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
SOFTWARE (CONTINUED)
 Ikos Systems, Inc.+........................................  30,000 $  596,250
 Innovus Corp.+.............................................  92,700    556,200
 Innovus Corp.+(2)(3).......................................  54,000    189,000
 JDA Software Group, Inc....................................  80,000  2,200,000
 Legato Systems, Inc.+......................................  35,000  1,662,500
 National Data Corp.........................................  17,000    741,625
 Pc Docs Group International, Inc.+.........................  66,000    891,000
 PeopleSoft, Inc.+..........................................  15,000  1,248,750
 Rational Software Corp+....................................  40,000  1,365,000
 RemedyTemp, Inc. Class A+..................................  62,000  1,317,500
 Restrac, Inc.+............................................. 122,000  2,287,500
 S3, Inc.+..................................................  60,000  1,185,000
 Saville Systems PLC ADR+(1)................................  50,000  1,762,500
 Segue Software, Inc.+...................................... 100,000  1,375,000
 Spyglass, Inc.+............................................   8,200    154,775
 Sykes Enterprises, Inc.+...................................  70,650  3,408,862
 Symantec Corp.+............................................  45,000    489,375
 Verilink Corp.+............................................ 105,100  2,574,950
 Veritas Software Co.+......................................  30,000  2,122,500
 VIASOFT, Inc.+.............................................  60,000  2,520,000
 Xionics Document Technologies+.............................  47,500    712,500
                                                                     ----------
                                                                     41,697,887
                                                                     ----------
SPECIALTY RETAIL--3.2%
 Central Garden & Pet Co.+..................................  35,000    704,375
 Gadzooks, Inc.+............................................  52,500  1,824,375
 Global DirectMail Corp.+...................................  30,000  1,432,500
 Hot Topic, Inc.+...........................................  67,500  1,586,250
 MacFrugals Bargains Closeouts+.............................  75,000  1,771,875
 PETsMART, Inc.+............................................  50,000  1,293,750
                                                                     ----------
                                                                      8,613,125
                                                                     ----------
TELECOMMUNICATIONS--9.5%
 ACC Corp.+.................................................  15,000    708,750
 ACE*COMM Corp.+............................................ 100,000  1,200,000
 ADC Telecommunications, Inc.+..............................  20,000  1,280,000
 Advanced Fibre Communications+(3)..........................  10,000    250,000
 Ascend Communications, Inc.+...............................  10,000    661,250
 Boston Communications Group+...............................  65,000  1,056,250
 Davox Corp.+...............................................  40,000  1,510,000
 Harmonic Lightwaves, Inc.+.................................  80,000  1,570,000
 LCC International, Inc.+...................................  54,000    985,500
 Nexus Telecommunication Systems Ltd........................ 100,000    450,000
 NICE Systems Ltd. ADR+(1)..................................  72,500  1,660,703
 Omnipoint Corp.+...........................................  25,000    728,125
 Orckit Communications Ltd.+................................  54,100    994,088
 Pacific Gateway Exchange, Inc.+............................ 120,000  3,540,000
 PairGain Technologies, Inc.+...............................  21,400  1,671,875
 Retix+..................................................... 115,000    934,375
 Teledata Communications, Inc.+.............................  85,000  1,561,875
 Teleport Communications Group Class A+.....................  58,000  1,370,250

                                                    SHARES/
                                                PRINCIPAL AMOUNT    VALUE
             SECURITY DESCRIPTION                (IN THOUSANDS)    (NOTE 2)
TELECOMMUNICATIONS (CONTINUED)
 Westell Technologies, Inc. Class A+...........       55,000     $  2,433,750
 Winstar Communications, Inc.+.................       50,000          831,250
                                                                 ------------
                                                                   25,398,041
                                                                 ------------
TRANSPORTATION--1.3%
 Eagle USA Airfreight, Inc. +..................       40,000        1,040,000
 Trico Marine Services, Inc.+..................       80,000        2,440,000
                                                                 ------------
                                                                    3,480,000
                                                                 ------------
TOTAL COMMON STOCK
 (cost $191,441,211)...........................                   248,479,862
                                                                 ------------
WARRANTS--0.5%+
ELECTRONICS--0.5%
 Intel Corp....................................       25,000        1,418,750
                                                                 ------------
TELECOMMUNICATIONS--0.0%
 Nexus Telecommunication Systems Ltd. Class D..      100,000           87,500
                                                                 ------------
TOTAL WARRANTS
 (cost $978,643).................................                   1,506,250
                                                                 ------------
TOTAL INVESTMENT SECURITIES--93.8%
 (cost $192,419,854)...........................                   249,986,112
                                                                 ------------
REPURCHASE AGREEMENT--3.7%
 Joint Repurchase Agreement
  Account (Note 3)
  (cost $9,766,000)............................       $9,766        9,766,000
                                                                 ------------

TOTAL INVESTMENTS--
 (cost $202,185,854)...........................         97.5%     259,752,112
Other assets less liabilities..................          2.5        6,654,356
                                                        ----
                                                                 ------------
NET ASSETS--                                           100.0%    $266,406,468
                                                       =====     ============

-------
 + Non-income producing security
(1) ADR ("American Depositary Receipt")
(2) At September 30, 1996 the Fund held restricted securities amounting to 2.5% of net assets. The Fund will not bear any costs, including those involved in registration under the Securities Act of 1933, in the connection with the disposition of the securities.

                                  DATE OF          UNIT         VALUATION AS OF
  DESCRIPTION                   ACQUISITION        COST        SEPTEMBER 30, 1996
  -----------                   -----------       ------       ------------------
  Datamark Holdings, Inc.         4/01/96         $ 7.50             $ 9.75
  ProSoft Development, Inc.       7/02/96          10.00              10.00
  Flanders Corp.                  5/09/96           5.00               9.00
  Flanders Corp.                  8/30/96           9.00               9.00
  Innovus Corp.                   3/21/95           3.50               3.50

(3) Fair valued security, see Note 2
(4) Consists of stocks and warrants traded together as a unit

See Notes to Financial Statements

 SUNAMERICA GLOBAL BALANCED FUND
 INVESTMENT PORTFOLIO -- September 30, 1996

                                                                        VALUE
                    SECURITY DESCRIPTION                      SHARES  (NOTE 2)
--------------------------------------------------------------------------------
COMMON STOCK--65.1%
DOMESTIC EQUITY--17.1%
AEROSPACE & MILITARY TECHNOLOGY--0.8%
 Boeing Co................................................... 1,000  $    94,500
 Raytheon Co................................................. 2,000      111,250
                                                                     -----------
                                                                         205,750
                                                                     -----------
AUTOMOTIVE--0.3%
 Ford Motor Co............................................... 2,500       78,125
                                                                     -----------
BANKS--0.6%
 Chase Manhattan Corp. ...................................... 1,000       80,125
 Citicorp.................................................... 1,000       90,625
                                                                     -----------
                                                                         170,750
                                                                     -----------
BROADCASTING & MEDIA--0.4%
 Applied Graphics Technologies+.............................. 5,000       74,375
 Chancellor Broadcasting Corp. Class A+...................... 1,000       41,500
                                                                     -----------
                                                                         115,875
                                                                     -----------
BUSINESS SERVICES--0.3%
 CUC International, Inc.+.................................... 2,000       79,750
                                                                     -----------
CHEMICALS--1.7%
 du Pont (E.I.) de Nemours & Co.............................. 1,000       88,250
 Hercules, Inc............................................... 1,000       54,750
 Olin Corp................................................... 1,000       84,000
 Union Carbide Corp.......................................... 3,000      136,875
 Waters Corp.+............................................... 2,500       81,875
                                                                     -----------
                                                                         445,750
                                                                     -----------
COMMUNICATION EQUIPMENT--0.5%
 Tellabs, Inc.+.............................................. 2,000      141,250
                                                                     -----------
COMPUTERS & BUSINESS EQUIPMENT--0.4%
 American Pad & Paper Co.+................................... 5,000      106,250
                                                                     -----------
CONGLOMERATE--0.8%
 AlliedSignal, Inc........................................... 2,000      131,750
 General Electric Co.........................................   800       72,800
                                                                     -----------
                                                                         204,550
                                                                     -----------
CONSTRUCTION & HOUSING--0.5%
 Armstrong World Industries, Inc............................. 2,000      124,750
                                                                     -----------
CONSTRUCTION MATERIALS--0.3%
 Dal-Tile International, Inc.+............................... 5,000       81,875
                                                                     -----------
ENERGY SERVICES--0.2%
 Baker Hughes, Inc........................................... 2,000       60,750
                                                                     -----------
ENERGY SOURCES--0.5%
 Belco Oil & Gas Corp.+...................................... 1,000       26,750
 Benton Oil & Gas Co.+....................................... 5,000      108,750
                                                                     -----------
                                                                         135,500
                                                                     -----------

                                                                        VALUE
                    SECURITY DESCRIPTION                      SHARES  (NOTE 2)
FINANCIAL SERVICES--0.7%
 Associates First Capital Corp., Class A..................... 2,000  $    82,000
 Morgan Stanley Group, Inc................................... 2,000       99,500
                                                                     -----------
                                                                         181,500
                                                                     -----------
FOOD, BEVERAGE & TOBACCO--0.5%
 Consolidated Cigar Holdings, Inc. Class A+.................. 1,000       30,625
 Philip Morris Cos., Inc..................................... 1,000       89,750
                                                                     -----------
                                                                         120,375
                                                                     -----------
HEALTH SERVICES--0.2%
 Paracelsus Healthcare Corp.+................................ 5,000       50,625
 Urocor, Inc................................................. 1,000       12,625
                                                                     -----------
                                                                          63,250
                                                                     -----------
HOUSEHOLD PRODUCTS--1.1%
 Eastman Kodak Co............................................ 1,050       82,425
 Warner-Lambert Co........................................... 3,000      198,000
                                                                     -----------
                                                                         280,425
                                                                     -----------
INSURANCE--0.2%
 Guarantee Life Cos., Inc.................................... 2,500       49,687
                                                                     -----------
LEISURE & TOURISM--0.7%
 Callaway Golf Co............................................ 2,000       68,250
 Red Roof Inn's, Inc.+....................................... 1,000       13,625
 Sun International Hotels Ltd.+.............................. 2,000      102,500
                                                                     -----------
                                                                         184,375
                                                                     -----------
MACHINERY--0.3%
 Allied Products Corp........................................ 3,000       75,000
                                                                     -----------
MANUFACTURING--0.1%
 Strategic Distribution, Inc................................. 5,000       25,313
                                                                     -----------
MEDICAL PRODUCTS--1.3%
 Johnson & Johnson Co........................................ 4,000      205,000
 Medtronic, Inc.............................................. 2,000      128,250
                                                                     -----------
                                                                         333,250
                                                                     -----------
PHARMACEUTICALS--3.2%
 Allergan, Inc............................................... 3,000      114,375
 Lilly (Eli) & Co............................................ 2,000      129,000
 Merck & Co., Inc............................................ 2,000      140,750
 Neurex Corp.+............................................... 5,000       95,625
 Pfizer, Inc................................................. 1,200       94,950
 Pharmaceutical Product Development, Inc.+................... 2,500       67,500
 Schering-Plough Corp........................................ 3,200      196,800
                                                                     -----------
                                                                         839,000
                                                                     -----------

 SUNAMERICA GLOBAL BALANCED FUND
 INVESTMENT PORTFOLIO -- September 30, 1996 -- (continued)

                                                    VALUE
          SECURITY DESCRIPTION            SHARES  (NOTE 2)
------------------------------------------------------------
COMMON STOCK (CONTINUED)
DOMESTIC EQUITY (CONTINUED)
POLLUTION CONTROL--0.2%
 Allied Waste Industries, Inc.+..........  5,000 $    46,250
                                                 -----------
SOFTWARE--1.0%
 Documentum, Inc.+.......................  2,000      63,500
 Engineering Animation, Inc.+............  1,000      24,000
 Forte Software, Inc.+...................    500      19,625
 Metromail Corp.+........................  5,300     114,612
 Sterling Commerce, Inc.+................  1,000      29,500
                                                 -----------
                                                     251,237
                                                 -----------
SPECIALTY RETAIL--0.3%
 Loehmanns, Inc.+........................  2,500      67,031
                                                 -----------
TELECOMMUNICATIONS--0.0%
 American Portable Telecom, Inc.+........    700       7,088
                                                 -----------
TOTAL DOMESTIC EQUITY
 (COST $3,388,580).........................        4,474,706
                                                 -----------
FOREIGN EQUITY--48.0%
APPAREL & TEXTILES--0.5%
 Adidas AG (Germany).....................  1,450     131,904
 Gerry Weber International AG+ (Germany).    130       5,194
                                                 -----------
                                                     137,098
                                                 -----------
AUTOMOTIVE--4.0%
 Bridgestone Corp. (Japan)............... 10,000     180,107
 Continental AG+ (Germany)...............  7,000     127,952
 Honda Motor Co., Ltd. (Japan)........... 12,000     301,075
 Mitsubishi Heavy Industrial Ltd.
  (Japan)................................ 20,000     162,545
 Nokian Tyres (Finland)..................  5,000      85,317
 PT Selamat Sempurna alien+ (Indonesia).. 50,000      38,205
 Toyota Motor Corp. (Japan)..............  6,000     153,226
                                                 -----------
                                                   1,048,427
                                                 -----------
BANKS--5.8%
 Banca Pop Di Milano+ (Italy)............ 15,000      79,271
 Banco Credito del Peru (Peru)........... 18,386      27,689
 Banco Intercontinental Espanol+ (Spain).    700      80,635
 Banco Santander-Chile ADR Series A (1)
  (Chile)................................    800      10,700
 Banco Totta & Acores+ (Portugal)........  2,500      43,688
 Bangkok Bank PLC alien (Thailand).......  1,900      24,804
 Bank Of Tokyo-Mitsubishi (Japan)........ 12,600     274,355
 CS Holding+ (Switzerland)...............  1,020     100,765
 Development Bank of Singapore alien
  (Singapore)............................  3,000      36,856
 HSBC Holdings PLC (Hong Kong)...........  6,000     111,341
 Industrial Bank of Japan Ltd. (Japan)...  8,000     178,495
 Krung Thai Bank PCL alien+ (Thailand)...  7,800      33,738
 National Westminster Bank PLC
  (United Kingdom).......................  8,000      85,021

                                                                        VALUE
                    SECURITY DESCRIPTION                     SHARES   (NOTE 2)
BANKS (CONTINUED)
 Siam Commercial Bank Co., Ltd. alien (Thailand)............   3,700 $    44,811
 Societe Generale (France)..................................   1,000     110,541
 Toronto-Dominion Bank (Canada).............................   2,500      50,749
 Toyo Trust & Banking (Japan)...............................  25,000     228,495
                                                                     -----------
                                                                       1,521,954
                                                                     -----------
BROADCASTING & MEDIA--0.1%
 Singapore Press Holdings Ltd. alien (Singapore)............   1,000      18,250
                                                                     -----------
CHEMICALS--1.5%
 Laporte PLC (United Kingdom)...............................  10,000     116,059
 Sekisui Chemical Co., Ltd. (Japan).........................  15,000     177,419
 Toagosei Co., Ltd.+ (Japan)................................  20,000      93,369
                                                                     -----------
                                                                         386,847
                                                                     -----------
COMMUNICATION EQUIPMENT--0.7%
 Ericsson (L.M.) Telephone Co., Class B ADR(1) (Sweden).....   4,000     101,500
 Nokia Corp. ADR(1)+ (Finland)..............................   2,000      88,500
                                                                     -----------
                                                                         190,000
                                                                     -----------
COMPUTERS & BUSINESS EQUIPMENT-- 1.9%
 Ricoh Co. (Japan)..........................................  15,000     153,226
 Strafor Facom SA (France)..................................   1,200      95,224
 Tokyo Electron Ltd. (Japan)................................   5,000     144,713
 Videologic Group PLC+ (United Kingdom)..................... 100,000      93,912
                                                                     -----------
                                                                         487,075
                                                                     -----------
CONGLOMERATE--1.9%
 Alusuisse-Lonza Holdings AG+ (Switzerland).................     100      74,968
 BTR PLC (United Kingdom)...................................  30,000     127,015
 Eaux (cie Generale) (France)...............................   1,000     108,605
 Lyonnaise des Eaux SA (France).............................     500      44,720
 Nissho Iwai Corp. (Japan)..................................  30,000     137,366
                                                                     -----------
                                                                         492,674
                                                                     -----------
CONSTRUCTION & HOUSING--4.2%
 Cheung Kong Infrastructure
  (Hong Kong)...............................................  40,000      65,951
 Glynwed International PLC
  (United Kingdom)..........................................  25,000     144,193
 Henry Walker Group Ltd. (Australia)........................  46,492      93,852
 Kajima Corp. (Japan).......................................  20,000     184,588
 Konecranes International Corp.+ (Finland)..................   9,000     250,044
 Metacorp Bhd (Malaysia)....................................  29,000      83,307
 Nishimatsu Construction (Japan)............................  20,000     193,548
 Pioneer International Ltd. (Australia).....................  30,000      81,935
                                                                     -----------
                                                                       1,097,418
                                                                     -----------

 SUNAMERICA GLOBAL BALANCED FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1996 -- (continued)

                                                                        VALUE
                    SECURITY DESCRIPTION                     SHARES   (NOTE 2)
--------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
FOREIGN EQUITY (CONTINUED)
CONSTRUCTION MATERIALS--2.3%
 Cemex SA, Class B+ (Mexico)................................   6,000 $    24,550
 Grafton Group PLC (Ireland)................................  10,000     109,079
 Lion Land Bhd (Malaysia)...................................  64,000      68,688
 Marley PLC (United Kingdom)................................  60,000     122,554
 Nippon Electric Glass Co., Ltd. (Japan)....................   5,000      81,541
 PT Semen Gresik+ (Indonesia)...............................   4,000      11,881
 Schneider SA (France)......................................   4,000     188,172
                                                                     -----------
                                                                         606,465
                                                                     -----------
ELECTRONICS--5.4%
 Advantest Corp. (Japan)....................................   4,400     179,785
 Canon, Inc. (Japan)........................................  10,000     196,237
 Electric & Eltek International Co., Ltd. (Singapore).......  40,000     113,200
 Fanuc Ltd. (Japan).........................................   2,500      91,846
 Hoganas AG (Sweden)........................................   6,000     186,518
 NEC Corp. (Japan)..........................................  15,000     176,075
 Pressac Holdings PLC
  (United Kingdom)..........................................  30,000      92,503
 Rohm Co. (Japan)...........................................   3,000     188,978
 Samsung Electronics Co., Ltd. GDR*(2) (Korea)..............      57       2,850
 Samsung Electronics Co., Ltd. GDR*(2) (Korea)..............     391       9,677
 Ushio, Inc. (Japan)........................................  15,000     170,699
                                                                     -----------
                                                                       1,408,368
                                                                     -----------
ENERGY SERVICES--0.5%
 Suncor, Inc.+ (Canada).....................................     900      23,952
 Total SA, Series B (France)................................   1,500     118,043
                                                                     -----------
                                                                         141,995
                                                                     -----------
ENERGY SOURCES--0.2%
 Crestar Energy, Inc.+ (Canada).............................     600      11,563
 Renaissance Energy Ltd.+ (Canada)..........................     600      17,598
 Shell Canada Ltd. Class A (Canada).........................     140       4,507
 TransCanada Pipelines Ltd. (Canada)........................   1,400      22,458
                                                                     -----------
                                                                          56,126
                                                                     -----------
ENTERTAINMENT PRODUCTS--0.7%
 Bluebird Toys PLC (United Kingdom).........................  30,000      65,236
 RBI Holdings Ltd. (Bermuda)................................ 800,000     104,487
                                                                     -----------
                                                                         169,723
                                                                     -----------
FINANCIAL SERVICES--1.1%
 Hutchison Whampoa Ltd. alien
  (Hong Kong)...............................................   9,000      60,520
 National Finance & Securities Co., Ltd. (Thailand).........  10,000      34,210
 Nomura Securities International, Inc. (Japan)..............  10,000     183,692
                                                                     -----------
                                                                         278,422
                                                                     -----------

                                    VALUE
  SECURITY DESCRIPTION    SHARES  (NOTE 2)
FOOD, BEVERAGE & TOBACCO--1.7%
 Allied Domecq PLC
  (United Kingdom).......  10,000 $  70,277
 Heineken NV
  (Netherlands)..........     500    91,230
 Katokichi Co.+ (Japan)..   7,000   151,165
 Seagram Ltd. (Canada)...     320    11,923
 Vaux Group PLC (United
  Kingdom)...............  30,000   122,554
                                  ---------
                                    447,149
                                  ---------
FOREST PRODUCTS--1.0%
 Fletcher Challenge Ltd.
  Class A (Canada).......   1,000    13,509
 Maderas Y Sinteticos SA
  ADR(1) (Chile).........   1,900    26,838
 New Oji Paper Co., Ltd.
  (Japan)................  15,000   113,575
 Waddington (John) PLC
  (United Kingdom).......  25,000   101,737
 West Fraser Timber Co.,
  Ltd. (Canada)..........     400    10,278
                                  ---------
                                    265,937
                                  ---------
INSURANCE--1.8%
 Corporacion Mapfre SA+
  (Spain)................   1,600    77,833
 Legal & General Group
  PLC
  (United Kingdom).......  10,000   126,076
 Riunione Adriatica de
  Sicur+ (Italy).........   8,800    86,801
 Tokio Marine & Fire
  Insurance Co., Ltd.
  (Japan)................  15,000   177,420
                                  ---------
                                    468,130
                                  ---------
LEISURE & TOURISM--1.1%
 Air Canada, Inc.+
  (Canada)...............   1,800     6,475
 Airtours PLC (United
  Kingdom)...............  10,000    94,303
 Manchester United PLC
  (United Kingdom).......  15,000   106,824
 Stanley Leisure PLC
  (United Kingdom).......  20,000    74,190
                                  ---------
                                    281,792
                                  ---------
MACHINERY--0.3%
 Seino Transportation+
  (Japan)................   6,000    85,484
                                  ---------
MANUFACTURING--0.5%
 Bombardier, Inc. Class B
  (Canada)...............   1,100    15,667
 Graystone (United
  Kingdom)............... 500,000   107,607
 Hanjaya Mandala
  Sampoerna alien+
  (Indonesia)............   1,750    17,025
                                  ---------
                                    140,299
                                  ---------
METALS & MINING--3.0%
 Barrick Gold Corp.
  (Canada)...............     690    17,249
 Cameco Corp. (Canada)...     300    14,768
 Clutha Ltd.+(4)
  (Australia)............ 120,000       950
 Cominco Ltd. (Canada)...     240     4,934
 CRA Ltd. (Australia)....   5,375    80,846
 Diamond Fields
  International Ltd.+(4)
  (Canada)...............     400       279

 SUNAMERICA GLOBAL BALANCED FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1996 -- (continued)

                                                            VALUE
               SECURITY DESCRIPTION                 SHARES (NOTE 2)
-------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
FOREIGN EQUITY (CONTINUED)
METALS & MINING (CONTINUED)
 Inco Ltd. (Canada)................................    322 $  9,881
 Inco Ltd., Class V (Canada).......................  1,000   30,688
 M.I.M. Holdings Ltd. (Australia).................. 50,000   60,956
 Nippon Steel Corp. (Japan)........................ 40,000  124,014
 SMH AG (Switzerland)..............................    100   67,240
 Sumitomo Metal Mining Co., Ltd.
  (Japan).......................................... 20,000  168,638
 Western Mining Corp. Holdings Ltd. ADS+(3)
  (Australia)...................................... 30,000  193,081
                                                           --------
                                                            773,524
                                                           --------
PHARMACEUTICALS--2.1%
 Astra AB Series A+ (Sweden).......................  1,600   67,605
 Genset SP ADR+(1) (Finland).......................  1,000   17,250
 Glaxo Holdings PLC ADR(1)
  (United Kingdom).................................  1,000   31,125
 Glaxo Wellcome PLC
  (United Kingdom).................................  5,000   78,377
 Kissei Pharmaceutical Co. (Japan).................  4,400  114,337
 Roche Holdings AG+ (Switzerland)..................     14  103,004
 Sankyo Co., Ltd. (Japan)..........................  5,000  127,688
                                                           --------
                                                            539,386
                                                           --------
REAL ESTATE COMPANIES--0.7%
 Cheung Kong Holdings Ltd.
  (Hong Kong)......................................  8,000   61,554
 FIL-Estate Land, Inc.+ (Philippines).............. 48,300   44,646
 Sun Hung Kai Properties Ltd.
  (Hong Kong)......................................  8,000   85,090
                                                           --------
                                                            191,290
                                                           --------
SOFTWARE--0.6%
 Getronics NV (Netherlands)........................  6,388  161,873
                                                           --------
SPECIALTY RETAIL--1.1%
 Aoki International Co., Ltd. (Japan)..............  5,000   96,774
 Koninklijke Ahold NV (Netherlands)................  3,600  203,679
                                                           --------
                                                            300,453
                                                           --------
TELECOMMUNICATIONS--2.2%
 BCE, Inc. (Canada)................................    800   34,212
 Cable & Wireless PLC
  (United Kingdom)................................. 10,000   70,199
 Korea Mobile Telecommunications ADR+(1) (Korea)...  5,010   75,776
 Nippon Telegraph & Telecommunications Corp.
  (Japan)..........................................     12   88,172

                                                           VALUE
            SECURITY DESCRIPTION               SHARES    (NOTE 2)
TELECOMMUNICATIONS (CONTINUED)
 Northern Telecom Ltd (Canada)...............       300 $    17,289
 P.T. Indonesian Satellite Corp. ADR+(1)
  (Indonesia)................................     1,000      33,000
 STET non-convertible+ (Italy)...............    30,000      81,142
 Telecomunic Brasileiras SA+ (Brazil)........ 1,000,000      65,028
 Telus Corp. (Canada)........................     1,140      15,693
 Vodafone Group PLC ADR(1)
  (United Kingdom)...........................     2,500      85,313
                                                        -----------
                                                            565,824
                                                        -----------
TELEPHONE--0.1%
 Telefonos de Mexico SA ADR+(1) (Mexico).....       750      24,094
                                                        -----------
UTILITIES--1.0%
 Cogeneration PLC alien+ (Thailand)..........    15,000      46,596
 CPT Telefonica de Peru+ (Peru)..............     9,000      20,331
 Electricity Generating PLC alien+
  (Thailand).................................    10,000      31,458
 Veba AG (Germany)...........................     3,300     172,683
                                                        -----------
                                                            271,068
                                                        -----------
TOTAL FOREIGN EQUITY
 (COST $11,972,003)..........................            12,557,145
                                                        -----------
TOTAL COMMON STOCK
 (COST $15,360,583)..........................            17,031,851
                                                        -----------
PREFERRED STOCK--1.5%
APPAREL & TEXTILES--0.4%
 Gerry Weber International AG non-voting
  (Germany)..................................     2,730     109,064
                                                        -----------
ENERGY SOURCES--0.2%
 Cemig Cia Energy MG (Brazil)................ 1,650,000      49,285
                                                        -----------
HOUSEHOLD PRODUCTS--0.4%
 Friedrich Grohe AG non-voting (Germany).....       400     109,896
                                                        -----------
METALS & MINING--0.0%
 Inco Ltd. Series E (Canada).................        36       1,845
                                                        -----------
SPECIALTY RETAIL--0.5%
 Hornbach Holding AG non-voting (Germany)....     1,600     115,266
                                                        -----------
TOTAL PREFERRED STOCK
 (COST $398,100).............................               385,356
                                                        -----------
RIGHTS--0.1%+
BANKS--0.0%
 Industrial Bank of Japan Ltd.(4) (Japan)....       640       7,398
                                                        -----------
CHEMICALS--0.1%
 Tessenderlo Chemie (Belgium)................       290      10,238
                                                        -----------
TOTAL RIGHTS
 (COST $10,385)..............................                17,636
                                                        -----------

 SUNAMERICA GLOBAL BALANCED FUND
 INVESTMENT PORTFOLIO--SEPTEMBER 30, 1996

                                                        SHARES/
                                                    PRINCIPAL AMOUNT
                                                    (DENOMINATED IN
                                                    LOCAL CURRENCY)     VALUE
               SECURITY DESCRIPTION                  (IN THOUSANDS)   (NOTE 2)
--------------------------------------------------------------------------------
WARRANTS--0.6%+
BANKS--0.6%
 Affin Holdings Bhd (11/99).......................        112,000    $   100,989
 Credit Lyonnais (4/97)...........................      1,000,000         62,072
                                                                     -----------
TOTAL WARRANTS
 (COST $148,517)..................................                       163,061
                                                                     -----------
FOREIGN BONDS--14.2%
 Commonwealth of Australia
 7.50% due 7/15/05................................            100         78,079
 Federal Republic of Germany
 5.88% due 5/15/00................................            300        204,905
 6.75% due 7/15/04................................            300        206,988
 7.13% due 12/20/02...............................            300        212,686
 7.38% due 1/03/05................................            500        356,638
 Government of Canada
 7.50% due 9/01/00 Series A81.....................            200        154,247
 Government of France
 7.00% due 11/12/99...............................            700        145,177
 Government of Spain
 10.00% due 2/28/05...............................         10,000         87,944
 Japan Development Bank
 6.50% due 9/20/01................................         20,000        216,622
 Kingdom of Belgium
 6.50% due 3/31/05................................          4,000        130,916
 Kingdom of Denmark
 9.00% due 11/15/00...............................          1,000        192,705
 Kingdom of Sweden
 10.25% due 5/05/03...............................          1,500        263,208
 13.00% due 6/15/01...............................          1,500        282,520
 Republic of Ireland
 8.00% due 10/18/00...............................            100        170,115
 Republic of Italy
 10.50% due 11/01/00..............................        400,000        285,075
 Treuhandanstalt (Germany)
 6.13% due 6/25/98................................            100         68,236
 United Kingdom Treasury
 8.50% due 12/07/05...............................            300        497,143
 9.00% due 3/03/00................................            100        166,742
                                                                     -----------
TOTAL FOREIGN BONDS
 (cost $3,658,883)................................                     3,719,946
                                                                     -----------
U.S. TREASURY NOTES--6.5%
 5.25% due 1/31/01................................     $      100         95,812
 6.13% due 9/30/00................................            150        148,453
 6.38% due 3/31/01................................            200        199,468
 6.50% due 8/15/05................................            500        493,595
 7.88% due 11/15/04...............................            700        752,284
                                                                     -----------
TOTAL U.S. TREASURY NOTES
 (COST $1,663,983)................................                     1,689,612
                                                                     -----------
TOTAL INVESTMENT SECURITIES--88.0%
 (COST $21,240,451)...............................                    23,007,462
                                                                     -----------



                                                    PRINCIPAL AMOUNT    VALUE
               SECURITY DESCRIPTION                  (IN THOUSANDS)   (NOTE 2)
SHORT-TERM SECURITIES--5.0%
 Cayman Island Time Deposit 4.50% due 10/01/96
  (cost $1,302,000)................................      $1,302      $ 1,302,000
                                                                     -----------
REPURCHASE AGREEMENT--4.4%
 Joint Repurchase Agreement Account (Note 3)
  (cost $1,160,000)................................       1,160        1,160,000
                                                                     -----------
TOTAL INVESTMENTS--
 (COST $23,702,451)................................        97.4%      25,469,462
Other assets less liabilities......................         2.6          677,530
                                                         ------      -----------
NET ASSETS--                                              100.0%     $26,146,992
                                                         ======      ===========

-------
+   Non-income producing security
*   Resale restricted to qualified institutional buyers
(1) ADR ("American Depositary Receipt")
(2) GDR ("Global Depositary Receipt")
(3) ADS ("American Depositary Shares")
(4) Fair valued security, see Note 2
    Allocation of net assets by
    currency as of September 30,
    1996:
     U.S. Dollar        35.3%
     Japanese Yen       20.3
     British Pound      9.4
     Deutsche Mark      7.0
     French Franc       3.1
     Swedish Krona      3.1
     Australian
       Dollar           2.3
     Hong Kong
       Dollar           2.1
     Italian Lira       2.0
     Canadian
       Dollar           1.9
     Netherland
       Guilder          1.7
     Swiss Franc        1.3
     Finnish
       Markka           1.3
     Irish Punt         1.1
     Malaysian
       Ringgit          1.1
     Spanish
       Peseta           0.9
     Thailand Baht      0.8
     Danish Kroner      0.7
     Belgian Franc      0.5
     Brazilian
       Real             0.4
     Indonesian
       Rupiah           0.3
     Singapore
       Dollar           0.2
     Peruvian New
       Sol              0.2
     Philippines
       Peso             0.2
     Portuguese
       Escudo           0.2
                        ---
                       97.4%
                       ====
See Notes to Financial Statements

 SUNAMERICA GROWTH AND INCOME FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1996

                                                                      VALUE
                   SECURITY DESCRIPTION                     SHARES  (NOTE 2)
------------------------------------------------------------------------------
COMMON STOCK--86.5%
AEROSPACE & MILITARY TECHNOLOGY--1.0%
 Boeing Co. ...............................................  2,500 $   236,250
 Raytheon Co. .............................................  2,000     111,250
                                                                   -----------
                                                                       347,500
                                                                   -----------
APPAREL & TEXTILES--0.9%
 Guess, Inc.+.............................................. 10,000     133,750
 Warnaco Group, Inc.  Class A..............................  7,000     166,250
                                                                   -----------
                                                                       300,000
                                                                   -----------
AUTOMOTIVE--1.1%
 Ford Motor Co. ...........................................  7,000     218,750
 Harley-Davidson, Inc. ....................................  4,000     172,000
                                                                   -----------
                                                                       390,750
                                                                   -----------
BANKS--2.3%
 Chase Manhattan Corp. ....................................  3,000     240,375
 First Union Corp. ........................................  5,000     333,750
 Mellon Bank Corp. ........................................  4,000     237,000
                                                                   -----------
                                                                       811,125
                                                                   -----------
BROADCASTING & MEDIA--0.2%
 Comcast Corp.+............................................  5,000      76,875
                                                                   -----------
BUSINESS SERVICES--1.4%
 Ecolab, Inc. .............................................  7,000     236,250
 Service Corp. International...............................  8,000     242,000
                                                                   -----------
                                                                       478,250
                                                                   -----------
CHEMICALS--7.4%
 Cabot Corp. ..............................................  9,000     250,875
 du Pont (E.I.) de Nemours & Co. ..........................  3,000     264,750
 Hanna (M.A). Co. ......................................... 17,000     388,875
 Hercules, Inc. ........................................... 11,000     602,250
 Intertape Polymer Group, Inc. ............................  8,500     190,187
 Nalco Chemical Co. .......................................  4,000     145,000
 Olin Corp. ...............................................  3,500     294,000
 Waters Corp.+............................................. 14,000     458,500
                                                                   -----------
                                                                     2,594,437
                                                                   -----------
COMMUNICATION EQUIPMENT--1.9%
 Motorola, Inc. ...........................................  2,500     129,063
 Nokia Corp. ADR(1)........................................  7,000     309,750
 Tellabs, Inc.+............................................  2,000     141,250
 U.S. Robotics Corp.+......................................  1,000      64,625
                                                                   -----------
                                                                       644,688
                                                                   -----------
COMPUTERS & BUSINESS EQUIPMENT--2.8%
 American Pad & Paper Co.+................................. 12,000     255,000
 Cisco Systems, Inc.+......................................  4,500     279,281
 Honeywell, Inc. ..........................................  4,000     252,500
 Micron Technology, Inc. ..................................  6,000     183,000
                                                                   -----------
                                                                       969,781
                                                                   -----------

                                                                        VALUE
                    SECURITY DESCRIPTION                      SHARES  (NOTE 2)
CONGLOMERATE--4.7%
 AlliedSignal, Inc. .........................................  4,500 $   296,437
 General Electric Co. .......................................  7,000     637,000
 ITT Industries, Inc. ....................................... 15,000     361,875
 United Technologies Corp. ..................................  3,000     360,375
                                                                     -----------
                                                                       1,655,687
                                                                     -----------
CONSTRUCTION & HOUSING--2.2%
 Armstrong World Industries, Inc. ...........................  4,000     249,500
 Potash Corp. of Saskatchewan, Inc. .........................  7,000     511,875
                                                                     -----------
                                                                         761,375
                                                                     -----------
CONSTRUCTION MATERIALS--1.6%
 Dal-Tile International, Inc.+............................... 33,000     540,375
                                                                     -----------
CONSUMER GOODS--0.6%
 Whitman Corp. ..............................................  9,000     208,125
                                                                     -----------
DEPARTMENT STORES--1.7%
 Federated Department Stores, Inc.+..........................  8,500     284,750
 Penney (J.C.), Inc. ........................................  1,000      54,125
 Wal-Mart Stores, Inc. ...................................... 10,000     263,750
                                                                     -----------
                                                                         602,625
                                                                     -----------
ELECTRICAL EQUIPMENT--0.6%
 Cooper Industries, Inc. ....................................  5,000     216,250
                                                                     -----------
ELECTRONICS--1.7%
 Emerson Electric Co. .......................................  2,000     180,250
 Intel Corp. ................................................  3,000     286,312
 Texas Instruments, Inc. ....................................  2,500     137,813
                                                                     -----------
                                                                         604,375
                                                                     -----------
ENERGY SERVICES--2.8%
 Amoco Corp. ................................................  2,000     141,000
 Chevron Corp. ..............................................  2,500     156,563
 Mobil Corp. ................................................  4,000     463,000
 Transocean Offshore, Inc. ..................................  3,500     214,375
                                                                     -----------
                                                                         974,938
                                                                     -----------
ENERGY SOURCES--3.1%
 Benton Oil & Gas Co.+.......................................  5,000     108,750
 Burlington Resources, Inc. .................................  2,000      88,750
 Enron Corp. ................................................  4,000     163,000
 Noble Affiliates, Inc. .....................................  2,000      84,500
 Panhandle Eastern Corp. .................................... 12,000     415,500
 Parker & Parsley Petroleum Co. .............................  5,000     130,625
 Union Texas Petroleum Holdings, Inc. .......................  5,000     108,125
                                                                     -----------
                                                                       1,099,250
                                                                     -----------
ENTERTAINMENT PRODUCTS--1.3%
 Mattel, Inc. ............................................... 11,000     284,625
 Toy Biz, Inc. Class A+...................................... 10,000     177,500
                                                                     -----------
                                                                         462,125
                                                                     -----------

 SUNAMERICA GROWTH AND INCOME FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1996 -- (continued)

                                                                        VALUE
                    SECURITY DESCRIPTION                      SHARES  (NOTE 2)
--------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
FINANCIAL SERVICES--3.6%
 Advanta Corp.+..............................................  7,500 $   345,000
 Associates First Capital Corp., Class A..................... 10,500     430,500
 Federal National Mortgage Association....................... 13,500     470,812
                                                                     -----------
                                                                       1,246,312
                                                                     -----------
FOOD, BEVERAGE & TOBACCO--5.6%
 Dole Food, Inc. ............................................ 18,000     756,000
 Heinz (H.J.) Co. ...........................................  6,000     202,500
 PepsiCo, Inc. ..............................................  5,000     141,250
 Philip Morris Cos., Inc. ...................................  8,000     718,000
 Seagram Co., Ltd. ..........................................  4,000     149,500
                                                                     -----------
                                                                       1,967,250
                                                                     -----------
FOREST PRODUCTS--2.8%
 Boise Cascade Corp. ........................................  5,000     170,000
 Fort Howard Corp.+.......................................... 11,000     268,125
 Kimberly-Clark Corp. .......................................  5,500     484,688
 Willamette Industries, Inc. ................................  1,000      65,500
                                                                     -----------
                                                                         988,313
                                                                     -----------
HEALTH SERVICES--4.4%
 Apria Healthcare Group, Inc.+............................... 15,000     281,250
 Columbia/HCA Healthcare Corp. ..............................  9,000     511,875
 OrNda Healthcorp+........................................... 16,000     438,000
 Paracelsus Healthcare Corp.+................................ 28,000     283,500
 Physician Corp. of America+.................................  3,000      36,375
                                                                     -----------
                                                                       1,551,000
                                                                     -----------
HOUSEHOLD PRODUCTS--2.7%
 Corning, Inc. .............................................. 10,500     409,500
 Eastman Kodak Co. ..........................................  2,000     157,000
 Procter & Gamble Co. .......................................  4,000     390,000
                                                                     -----------
                                                                         956,500
                                                                     -----------
INSURANCE--1.3%
 Aetna, Inc. ................................................  2,000     140,750
 ITT Corp+...................................................  2,000      87,250
 UICI+.......................................................  8,000     208,000
                                                                     -----------
                                                                         436,000
                                                                     -----------
LEISURE & TOURISM--1.8%
 Carnival Corp. Class A...................................... 11,000     341,000
 Red Roof Inn's, Inc.+....................................... 12,000     163,500
 Sun International Hotels Ltd.+..............................  2,500     128,125
                                                                     -----------
                                                                         632,625
                                                                     -----------
MACHINERY--0.4%
 Case Corp. .................................................  3,000     146,250
                                                                     -----------

                                                                        VALUE
                    SECURITY DESCRIPTION                      SHARES  (NOTE 2)
MEDICAL PRODUCTS--4.0%
 Baxter International, Inc. ................................. 20,000 $   935,000
 CNS, Inc.+.................................................. 16,000     284,000
 Sola International, Inc.+...................................  5,000     186,250
                                                                     -----------
                                                                       1,405,250
                                                                     -----------
METALS & MINING--3.4%
 Aluminum Co. of America.....................................  1,000      59,000
 Crown, Cork & Seal, Inc. ................................... 18,000     830,250
 Santa Fe Pacific Gold Corp. ................................ 10,000     125,000
 Wolverine Tube, Inc.+.......................................  4,000     172,000
                                                                     -----------
                                                                       1,186,250
                                                                     -----------
PHARMACEUTICALS--4.0%
 Bristol-Myers Squibb Co. ...................................  3,000     289,125
 Chiron Corp.+............................................... 14,000     266,000
 Lilly (Eli) & Co. ..........................................  2,000     129,000
 Merck & Co., Inc. ..........................................  8,000     563,000
 Teva Pharmaceutical Industries
  Ltd. ADR(1)................................................  3,000     139,125
                                                                     -----------
                                                                       1,386,250
                                                                     -----------
REAL ESTATE INVESTMENT TRUSTS--2.4%
 Crescent Real Estate Equities............................... 10,000     411,250
 Patriot American Hospitality, Inc...........................  4,000     134,500
 Reckson Associates Realty Corp. ............................  8,000     297,000
                                                                     -----------
                                                                         842,750
                                                                     -----------
SOFTWARE--4.6%
 Fiserv, Inc.+...............................................  7,000     267,750
 Metromail Corp.+............................................  7,000     151,375
 Microsoft Corp.+............................................  4,000     527,500
 Oracle Systems Corp.+.......................................  3,000     127,687
 Reynolds & Reynolds Co. Class A............................. 15,000     391,875
 Sterling Software, Inc.+....................................  2,000     152,750
                                                                     -----------
                                                                       1,618,937
                                                                     -----------
SPECIALTY RETAIL--0.6%
 Mail Boxes Etc.+............................................  5,000     113,125
 Zale Corp.+.................................................  5,000     109,375
                                                                     -----------
                                                                         222,500
                                                                     -----------
TELECOMMUNICATIONS--1.9%
 AT&T Corp. .................................................  4,000     209,000
 Frontier Corp. .............................................  4,000     106,500
 Lucent Technologies, Inc. ..................................  5,000     229,375
 NYNEX Corp. ................................................  3,000     130,500
                                                                     -----------
                                                                         675,375
                                                                     -----------

 SUNAMERICA GROWTH AND INCOME FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1996 -- (continued)

                                                         SHARES/
                                                     PRINCIPAL AMOUNT    VALUE
                SECURITY DESCRIPTION                  (IN THOUSANDS)   (NOTE 2)
---------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
TELEPHONE--1.5%
 Ameritech Corp. ...................................       3,000      $   157,875
 Bell Atlantic Corp. ...............................       1,500           89,813
 GTE Corp. .........................................       7,000          269,500
                                                                      -----------
                                                                          517,188
                                                                      -----------
TRANSPORTATION--0.5%
 Canadian National Railway Co. .....................       8,000          164,000
                                                                      -----------
UTILITIES--1.7%
 Baltimore Gas & Electric Co. ......................       5,000          130,625
 GPU, Inc. .........................................       5,000          153,750
 MAPCO, Inc. .......................................       5,000          298,125
                                                                      -----------
                                                                          582,500
                                                                      -----------
TOTAL COMMON STOCK
 (cost $28,466,914).................................                   30,263,781
                                                                      -----------
BONDS & NOTES--0.1%
FOREST PRODUCTS--0.1%
 Stone Container Corp.
 11.88% due 12/01/98
  (cost $50,904)....................................      $   50           52,875
                                                                      -----------
TOTAL INVESTMENT SECURITIES--86.6%
 (cost $28,517,818).................................                   30,316,656
                                                                      -----------

                                                    PRINCIPAL AMOUNT    VALUE
               SECURITY DESCRIPTION                  (IN THOUSANDS)   (NOTE 2)
REPURCHASE AGREEMENT--12.5%
 Joint Repurchase Agreement
   Account (Note 3)
 (cost $4,353,000)................................       $4,353      $ 4,353,000
                                                                     -----------
TOTAL INVESTMENTS--
 (cost $32,870,818)...............................         99.1%      34,669,656
Other assets less liabilities.....................          0.9          332,365
                                                         ------      -----------
NET ASSETS--                                              100.0%     $35,002,021
                                                         ======      ===========

--------

 + Non-income producing security
(1) ADR ("American Depositary Receipt")

See Notes to Financial Statements

 SUNAMERICA EQUITY FUNDS
 NOTES TO FINANCIAL STATEMENTS -- September 30, 1996
Note 1. Organization

  SunAmerica Equity Funds is an open-end diversified management investment company organized as a Massachusetts business trust (the "Trust" or "Equity Funds") on June 16, 1986. It currently consists of six different investment funds (each, a "Fund" and collectively, the "Funds"). Each Fund is a separate series of the Trust with a distinct investment objective and/or strategy. Each Fund is advised and/or managed by SunAmerica Asset Management Corp. (the "Adviser" or "SAAMCo"). An investor may invest in one or more of the following Funds: SunAmerica Balanced Assets Fund ("Balanced Assets Fund"), SunAmerica Blue Chip Growth Fund ("Blue Chip Growth Fund"), SunAmerica Mid-Cap Growth Fund ("Mid-Cap Growth Fund"), SunAmerica Small Company Growth Fund ("Small Company Growth Fund"), SunAmerica Global Balanced Fund ("Global Balanced Fund") and SunAmerica Growth and Income Fund ("Growth and Income Fund"). The Funds are considered to be separate entities for financial and tax reporting purposes. The investment objective for each of the Funds is as follows:

  Balanced Assets seeks to conserve principal by maintaining at all times a balanced portfolio of stocks and bonds.
  Blue Chip Growth seeks capital appreciation by investing primarily in equity securities of companies with large market capitalizations.
  Mid-Cap Growth seeks capital appreciation by investing primarily in equity securities of medium-sized companies.
  Small Company Growth seeks capital appreciation by investing primarily in equity securities of small capitalization growth companies.
  Global Balanced seeks capital appreciation while conserving principal by maintaining at all times a balanced portfolio of domestic and foreign stocks and bonds.
  Growth and Income seeks capital appreciation and current income by investing primarily in common stocks.

  Each Fund currently offers two classes of shares. Class A shares are offered at net asset value per share plus an initial sales charge. Class B shares are offered without an initial sales charge, although a declining contingent sales charge may be imposed on redemptions made within six years of purchase. Additionally, any purchases of Class A shares in excess of $1,000,000 will be subject to a contingent deferred sales charge on redemptions made within one year of purchase. Class B shares of each Fund will convert automatically to Class A shares on the first business day of the month after seven years from the issuance of such Class B shares and at such time will be subject to the lower distribution fee applicable to Class A shares. Each class of shares bears the same voting, dividend, liquidation and other rights and conditions and each makes distribution and account maintenance and service fee payments under the distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act"), except that Class B shares are subject to higher distribution fee rates.

Note 2. Significant Accounting Policies

  The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements:

  SECURITY VALUATIONS: Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the Adviser to be over-the-counter, are

 SUNAMERICA EQUITY FUNDS
 NOTES TO FINANCIAL STATEMENTS -- September 30, 1996 -- (continued) valued at the quoted bid price provided by principal market makers. Securities listed on the New York Stock Exchange ("NYSE") or other national securities exchanges, are valued on the basis of the last sale price on the exchange on which they are primarily traded. If there is no sale on that day, then securities are valued at the closing bid price on the NYSE or other primary exchange for that day. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price is used. Securities that are traded on foreign exchanges are ordinarily valued at the last quoted sales price available before the time when the assets are valued. If a security's price is available from more than one foreign exchange, a Fund uses the exchange that is the primary market for the security. Values of portfolio securities primarily traded on foreign exchanges are already translated into U.S. dollars when received from a quotation service. Options traded on national securities exchanges are valued as of the close of the exchange on which they are traded. Futures and options traded on commodities exchanges are valued at their last sale price as of the close of such exchange. The Funds may make use of a pricing service in the determination of their net asset values. Securities for which market quotations are not readily available and other assets are valued at fair value as determined pursuant to procedures adopted in good faith by the Trustees. Short-term investments which mature in less than 60 days are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

  REPURCHASE AGREEMENTS: The Funds, along with other affiliated registered investment companies, transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. The Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark to market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

  OPTIONS: The premium paid by a Fund for the purchase of a call or a put option is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current market value of the option. When a Fund writes a call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as a liability and is subsequently marked to market to reflect the current market value of the option written. If an option which the Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost basis of the security which the Fund purchased upon exercise of the option.

 SUNAMERICA EQUITY FUNDS
 NOTES TO FINANCIAL STATEMENTS -- September 30, 1996 -- (continued)

  SECURITIES TRANSACTIONS, INVESTMENT INCOME, DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS: Securities transactions are recorded on the first business day following the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis; dividend income is recorded on the ex-dividend date. Funds investing in foreign securities may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues such taxes when the related income is earned. The Equity Funds, except for the Global Balanced Fund and the Growth and Income Fund, do not amortize premiums or accrue discounts except for original issue discounts and on interest only securities for which amortization is required for federal income tax purposes.

  Net investment income, other than class specific expenses and realized and unrealized gains and losses, is allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of the dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class).

  Dividends from net investment income, if any, are paid semiannually, except for Balanced Assets Fund and Growth and Income Fund, which pay quarterly, and Global Balanced Fund, which pays annually. Capital gain distributions, if any, are paid annually.

  INVESTMENT SECURITIES LOANED: During the year ended September 30, 1996, Balanced Assets Fund, Mid-Cap Growth Fund and Small Company Growth Fund participated in securities lending with qualified brokers. In lending portfolio securities to brokers the Funds receive cash as collateral against the loaned securities, which must be maintained at not less than 102% of the market value of the loaned securities during the period of the loan. To the extent income is earned on the cash collateral invested, it is recorded as interest income. As with other extensions of credit, should the borrower of the securities fail financially, the Funds may bear the risk of delay in recovery or may be subject to replacing the loaned securities by purchasing them with the cash collateral held, which may be less than 100% of the market value of such securities at the time of replacement.

  FOREIGN CURRENCY TRANSACTION: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at published rates on the following basis:

    (i) market value of investment securities, other assets and liabilities--at the closing rate of exchange.

    (ii) purchases and sales of investment securities, income and expenses-- at the rate of exchange prevailing on the respective dates of such transactions.

  Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar.

  The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at fiscal year-end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

 SUNAMERICA EQUITY FUNDS
 NOTES TO FINANCIAL STATEMENTS -- September 30, 1996 -- (continued)

  Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities include foreign exchange gains and losses from currency gains or losses between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to other assets and liabilities arising as a result of changes in the exchange rate.

  FEDERAL INCOME TAXES: It is the Funds' policy to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of their taxable net income to their shareholders. Therefore, no federal income tax or excise tax provisions are required.

  ORGANIZATIONAL EXPENSES: Costs incurred by SAAMCo in connection with the organization of Global Balanced Fund and Growth and Income Fund amounted to $4,347 and $1,383, respectively. These costs are being amortized on a straight line basis by the Funds over a period not to exceed 60 months from the date the Funds commenced operations.

  EXPENSES: Expenses common to all Funds, not directly related to individual Funds, are allocated among the Equity Funds based upon their relative net asset values.

  USE OF ESTIMATES IN FINANCIAL STATEMENT PREPARATION: The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

  STATEMENT OF POSITION 93-2: As required by Statement of Position 93-2, Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies, permanent book-tax differences relating to shareholder distributions have been reclassified in the Statement of Assets and Liabilities. Net investment income/loss, net realized gain/loss, and net assets are not affected. The following table discloses the current year reclassifications between paid in capital, accumulated undistributed net investment income/loss and accumulated undistributed net realized gain/loss on investments.

                                        ACCUMULATED   ACCUMULATED
                                       UNDISTRIBUTED UNDISTRIBUTED     PAID
                                       NET REALIZED  NET INVESTMENT     IN
                                         GAIN/LOSS    INCOME/LOSS     CAPITAL
                                       ------------- -------------- -----------
   Balanced Assets Fund...............   $  (1,024)    $   1,024    $       --
   Blue Chip Growth Fund..............    (408,630)      408,630            --
   Mid-Cap Growth Fund................    (399,630)      425,977        (26,347)
   Small Company Growth Fund..........         --      1,857,708     (1,857,708)
   Global Balanced Fund...............    (704,902)      704,902            --
   Growth and Income Fund.............     (21,903)       21,903            --

 SUNAMERICA EQUITY FUNDS
 NOTES TO FINANCIAL STATEMENTS -- September 30, 1996 -- (continued)

Note 3. Joint Repurchase Agreement Account

  As of September 30, 1996, Balanced Assets Fund, Blue Chip Growth Fund, Mid-Cap Growth Fund, Small Company Growth Fund, Global Balanced Fund and Growth and Income Fund had a 6.4%, 0.9%, 3.1%, 7.4%, 0.9% and 3.3% undivided interest, respectively, which represented $8,398,000, $1,189,000, $4,072,000, $9,766,000, $1,160,000 and $4,353,000, respectively, in principal amount in a joint repurchase agreement with Yamaichi International, Inc. As of such date, the repurchase agreement in the joint account and the collateral therefore were as follows:

  Yamaichi International, Inc. Repurchase Agreement, 5.65% dated 9/30/96, in the principal amount of $132,158,000 repurchase price $132,178,741 due 10/01/96 collateralized by $33,325,000 U.S. Treasury Bond 6.25% due 8/15/23, $37,500,000 U.S. Treasury Note 6.875% due 3/31/00, $20,370,000
  U.S. Treasury Note 6.125% due 5/15/98, $32,910,000 U.S. Treasury Note 6.00%
  due 8/31/97, and $12,410,000 U.S. Treasury Note 5.75% due 9/30/97,
  approximate aggregate value $136,584,546.

Note 4. Investment Advisory and Management Agreement, Distribution Agreement and Service Agreement

  The Trust, on behalf of each Fund, has an Investment Advisory and Management Agreement (the "Agreement") with SAAMCo, an indirect wholly-owned subsidiary of SunAmerica Inc. Under the Agreement, SAAMCo provides continuous supervision of a Fund's portfolio and administers its corporate affairs, subject to general review by the Trustees. In connection therewith, SAAMCo furnishes the Funds with office facilities, maintains certain of the Fund's books and records, and pays the salaries and expenses of all personnel, including officers of the Funds who are employees of SAAMCo and its affiliates. The investment advisory and management fee to SAAMCo with respect to each Fund (other than the Global Balanced Fund) is computed daily and payable monthly, at an annual rate of .75% of a Fund's average daily net assets up to $350 million, .70% of the next $350 million, and .65% thereafter. The Global Balanced Fund pays the Adviser a fee, payable monthly, computed daily at the annual rate of 1.00% on the first $350 million of the Fund's average daily net assets, .90% on the next $350 million of net assets and .85% on net assets over $700 million. For the year ended September 30, 1996, SAAMCo earned fees in the amounts stated on the Statement of Operations, of which SAAMCo agreed to voluntarily waive $98,765 and $91,558 on the Global Balanced Fund and Growth and Income Fund, respectively. In addition to the aforementioned, SAAMCo, on behalf of SunAmerica Global Balanced Fund, entered into Sub-Advisory Agreements with AIG Asset Management, Inc. ("AIGAM") and Goldman Sachs Asset Management International ("GSAM") under which AIGAM and GSAM act as sub-advisers. As of April 23, 1996, GSAM resigned their role as sub-adviser. Pursuant to the Agreement with the Trust SAAMCo assumed portfolio management responsibilities for the component previously sub-advised by GSAM.

  SAAMCo pays AIGAM a monthly fee with respect to those net assets of the Global Balanced Fund actually managed by AIGAM computed based on average daily net assets at the following annual rates: .50% on the first $50 million of such assets, .40% of the next $100 million of such assets, .30% on the next $150 million of such assets, and .25% of such assets in excess of $300 million. Also, from the investment advisory fee the Adviser paid GSAM a monthly fee with respect to those net assets of the Global Balanced Fund actually managed by GSAM computed based on average daily net assets,

 SUNAMERICA EQUITY FUNDS
 NOTES TO FINANCIAL STATEMENTS -- September 30, 1996 -- (continued) at the following annual rates: .40% on the first $50 million of such assets, .30% on the next $100 million of such assets, .25% on the next $100 million of such assets, and .20% of such assets in excess of $250 million. For the year ended September 30, 1996, SAAMCo paid AIGAM fees of $66,942 and for the period October 1, 1995 through April 23, 1996 paid GSAM fees of $14,483.

  SAAMCo agreed that it would refund or rebate its management fees to each of the Funds to the extent that the Fund's expenses (including the fees of SAAMCo and amortization of organizational expenses, but excluding interest, taxes, brokerage commissions, distribution fees and other extraordinary expenses) exceed the most restrictive expense limitation imposed by states where the Fund's shares are sold. The most restrictive expense limitation was believed to be 2 1/2% of the first $30 million of the Fund's average daily net assets, 2% of the next $70 million of average net assets and 1 1/2% of such net assets in excess of $100 million.

  For the year ended September 30, 1996, SAAMCo has agreed to voluntarily reimburse expenses of $66 on Mid-Cap Growth Fund Class B, $2,945 on Global Balanced Fund Class A and, $18,080 and $17,057 on Growth and Income Fund (Class A, Class B), respectively, related to both class specific and fund level expenses excluding management fees and distribution and service maintenance fees which are stated separately in the Notes.

  The Trust, on behalf of each Fund, has a Distribution Agreement with SunAmerica Capital Services, Inc. ("SACS"), an indirect wholly owned subsidiary of SunAmerica Inc. Each Fund has adopted a Distribution Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the 1940 Act. Rule 12b-1 under the Act permits an investment company directly or indirectly to pay expenses associated with the distribution of its shares ("distribution expenses") in accordance with a plan adopted by the investment company's board of trustees and approved by its shareholders. Pursuant to such rule, the Trustees and the shareholders of each class of shares of each Fund have adopted Distribution Plans hereinafter referred to as the "Class A Plan" and the "Class B Plan." In adopting the Class A Plan and the Class B Plan, the Trustees determined that there was a reasonable likelihood that each such Plan would benefit the Trust and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

  Under the Class A Plan and Class B Plan, the Distributor receives payments from a Fund at an annual rate of up to 0.10% and 0.75%, respectively, of average daily net assets of such Fund's Class A and Class B shares to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be reimbursed out of such distribution fees include fees paid to broker-dealers that have sold Fund shares, commissions and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under the Class A Plan or Class B Plan may exceed the Distributor's distribution costs as described above. The Distribution Plans provide that each class of shares of each Fund may also pay the Distributor an account maintenance and service fee up to an annual rate of 0.25% of the aggregate average daily net assets of such class of shares for payments to broker-dealers for providing continuing account maintenance. Accordingly, for the year ended September 30, 1996, SACS received fees (see Statement of Operations) based upon the aforementioned rates, (of which $3,265 was waived on Growth and Income Fund).

 SUNAMERICA EQUITY FUNDS
 NOTES TO FINANCIAL STATEMENTS -- September 30, 1996 -- (continued)

  SACS receives sales charges on each Fund's Class A shares, portions of which are reallowed to affiliated broker-dealers and non-affiliated broker-dealers. SACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of each Fund's Class B shares. SACS has advised the Funds that for the year ended September 30, 1996 the proceeds received from Class A sales (and paid out to affiliated and non-affiliated broker-dealers) and Class B redemptions are as follows:

                                            CLASS A                        CLASS B
                            ---------------------------------------- -------------------
                              SALES      AFFILIATED   NON-AFFILIATED CONTINGENT DEFERRED
                             CHARGES   BROKER-DEALERS BROKER-DEALERS    SALES CHARGES
                            ---------- -------------- -------------- -------------------
   Balanced Assets Fund.... $1,139,306   $ 830,997       $132,907         $303,405
   Blue Chip Growth Fund...     84,051      48,653         23,355           37,223
   Mid-Cap Growth Fund.....    185,300     125,403         31,855           15,696
   Small Company Growth
    Fund...................  2,007,194   1,156,919        568,659          118,032
   Global Balanced Fund....     96,613      60,930         22,339           45,769
   Growth and Income Fund..    384,542     188,254        140,834            1,820

  The Trust has entered into a Service Agreement with SunAmerica Fund Services, Inc. ("SAFS"), an indirect wholly-owned subsidiary of SunAmerica Inc. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Funds' transfer agent in connection with the services that it offers to the shareholders of the Funds. The Service Agreement permits the Funds to reimburse SAFS for costs incurred in providing such services which is approved annually by the Trustees. For the year ended September 30, 1996, the Funds incurred the following expenses to reimburse SAFS pursuant to the terms of the Service Agreement.

                                                                  PAYABLE AT
                                                                 SEPTEMBER 30,
                                                   EXPENSE           1996
                                              ----------------- ---------------
                                              CLASS A  CLASS B  CLASS A CLASS B
                                              -------- -------- ------- -------
   Balanced Assets Fund...................... $300,743 $368,649 $25,959 $30,429
   Blue Chip Growth Fund.....................  103,210   85,923   8,993   6,366
   Mid-Cap Growth Fund.......................   86,059   24,058   7,278   2,322
   Small Company Growth Fund.................  257,049  179,827  27,269  18,310
   Global Balanced Fund......................   20,216   32,724   1,763   2,849
   Growth and Income Fund....................   16,005   10,853   3,449   2,122

 SUNAMERICA EQUITY FUNDS
 NOTES TO FINANCIAL STATEMENTS -- September 30, 1996 -- (continued)
Note 5. Purchases and Sales of Investment Securities

  The aggregate cost of purchases and proceeds from sales and maturities of investments (excluding U.S. Government securities and short-term investments) during the year ended September 30, 1996 were as follows:

                               BALANCED    BLUE CHIP     MID-CAP    SMALL COMPANY   GLOBAL    GROWTH AND
                                ASSETS       GROWTH       GROWTH       GROWTH      BALANCED     INCOME
                                 FUND         FUND         FUND         FUND         FUND        FUND
                             ------------ ------------ ------------ ------------- ----------- -----------
    Aggregate purchases..... $470,062,644 $219,833,010 $146,077,784 $518,886,339  $20,776,926 $41,022,581
                             ============ ============ ============ ============  =========== ===========
    Aggregate sales......... $481,037,139 $222,057,848 $134,646,378 $404,167,995  $21,191,381 $18,134,966
                             ============ ============ ============ ============  =========== ===========

Note 6. Portfolio Securities (Tax Basis)

  The cost of securities and the aggregate gross unrealized appreciation and depreciation of securities for federal income tax purposes at September 30, 1996 were as follows:

                                BALANCED     BLUE CHIP     MID-CAP    SMALL COMPANY    GLOBAL     GROWTH AND
                                 ASSETS       GROWTH       GROWTH        GROWTH       BALANCED      INCOME
                                  FUND         FUND         FUND          FUND          FUND         FUND
                              ------------  -----------  -----------  -------------  -----------  -----------
    Cost (tax basis)........  $286,714,065  $76,704,287  $45,886,063  $204,188,516   $23,714,810  $32,870,818
                              ============  ===========  ===========  ============   ===========  ===========
    Appreciation............  $ 20,942,612  $ 7,779,818  $10,645,466  $ 57,614,727   $ 2,614,967  $ 2,188,075
    Depreciation............    (4,670,019)  (2,422,398)    (338,154)   (2,051,181)     (860,315)    (389,237)
                              ------------  -----------  -----------  ------------   -----------  -----------
    Unrealized appreciation/
     depreciation--net......  $ 16,272,593  $ 5,357,420  $10,307,312  $ 55,563,546   $ 1,754,652  $ 1,798,838
                              ============  ===========  ===========  ============   ===========  ===========

  At September 30, 1996, Global Balanced Fund had net capital loss carryforwards of $217,014 which are available to the extent provided in regulations to offset future capital gains of which $17,364 will expire in 2003 and $199,650 will expire in 2004. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains so offset will not be distributed.

 SUNAMERICA EQUITY FUNDS
 NOTES TO FINANCIAL STATEMENTS -- September 30, 1996 -- (continued)

Note 7. Open Forward Currency Contracts

  At September 30, 1996, the Global Balanced Fund engaged in the trading of forward foreign currency exchange contracts ("forward contracts") in order to hedge against changes in future foreign exchange rates and enhance return. Forward contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract. Global Balanced Fund held the following forward currency contracts at September 30, 1996:

                                                                                   GROSS
         CONTRACT                       IN                     DELIVERY          UNREALIZED
        TO DELIVER                 EXCHANGE FOR                  DATE           APPRECIATION
   ----------------------        -------------------------     --------         ------------
   BEF         3,467,742         USD           114,142         12/05/96           $  3,359
   DEM         2,044,653         USD         1,386,337         12/04/96             41,553
   DEM         2,000,000         USD         1,332,001         12/12/96             15,828
   DKK         1,109,003         USD           194,201         10/22/96              4,697
   ESP        10,484,525         USD            81,576         10/15/96                 30
   FRF           782,303         USD           156,102         10/23/96              4,458
   JPY        59,315,200         USD           544,176         10/17/96             11,322
   JPY       300,000,000         USD         2,781,125         12/12/96             64,720
   *USD          172,143         IEP           107,348          10/1/96                 54
                                                                                  --------
                                                                                   146,021
                                                                                  --------
                                                                                   GROSS
                                                                                 UNREALIZED
                                                                                DEPRECIATION
                                                                                ------------
   AUD            94,642         USD            74,247         10/30/96           $   (583)
   CAD           216,167         USD           158,051         11/12/96               (930)
   GBP           420,664         USD           652,282         11/14/96             (5,805)
   IEP           107,348         USD           172,106         12/02/96                (38)
   ITL       421,970,840         USD           273,138         10/15/96             (3,548)
   SEK         3,074,685         USD           462,567         11/15/96             (1,757)
   *IEP          107,348         USD           171,026         10/01/96             (1,170)
                                                                                  --------
                                                                                   (13,831)
                                                                                  --------
   Net Appreciation.......................................                        $132,190
                                                                                  ========

  *Represents open forward foreign currency contracts and offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

  AUD--Australian Dollar         ESP--Spanish Peseta        ITL--Italian Lira
  BEF--Belgian Franc             FRF--French Franc          JPY--Japanese Yen
  CAD--Canadian Dollar           GBP--Great Britain Pound   SEK--Swedish Krona
  DEM--Deutsche Mark             IEP--Irish Punt            USD--United States
  DKK--Danish Kroner                                        Dollar

 SUNAMERICA EQUITY FUNDS
 NOTES TO FINANCIAL STATEMENTS -- September 30, 1996 -- (continued)

Note 8. Capital Share Transactions

  At September 30, 1996, the Adviser and SACS in the aggregate, owned 843,915 Class A shares of the Growth and Income Fund representing 25.24% of the Fund's net assets.

  Transactions in capital shares of each class of each series were as follows:

                                                           BALANCED ASSETS FUND
                     --------------------------------------------------------------------------------------------------------
                                         CLASS A                                              CLASS B
                     --------------------------------------------------  ----------------------------------------------------
                             FOR THE                   FOR THE                   FOR THE                    FOR THE
                           YEAR ENDED                YEAR ENDED                YEAR ENDED                 YEAR ENDED
                       SEPTEMBER 30, 1996        SEPTEMBER 30, 1995        SEPTEMBER 30, 1996         SEPTEMBER 30, 1995
                     ------------------------  ------------------------  ------------------------  --------------------------
                       SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT       SHARES        AMOUNT
                     ----------  ------------  ----------  ------------  ----------  ------------  -----------  -------------
   Shares sold.....   3,119,474  $ 50,864,950   4,667,503  $ 71,426,588   3,055,442  $ 49,865,609    3,071,975  $  45,998,809
   Reinvested
    dividends......     583,832     9,290,744     265,763     3,756,343     690,103    10,949,550      769,696     10,686,782
   Shares redeemed.  (2,257,335)  (36,956,739) (1,193,984)  (17,782,121) (3,430,716)  (55,757,942)  (6,322,402)   (95,258,440)
                     ----------  ------------  ----------  ------------  ----------  ------------  -----------  -------------
   Net increase
    (decrease).....   1,445,971  $ 23,198,955   3,739,282  $ 57,400,810     314,829  $  5,057,217   (2,480,731) $ (38,572,849)
                     ==========  ============  ==========  ============  ==========  ============  ===========  =============
                                                           BLUE CHIP GROWTH FUND
                     --------------------------------------------------------------------------------------------------------
                                         CLASS A                                              CLASS B
                     --------------------------------------------------  ----------------------------------------------------
                             FOR THE                   FOR THE                   FOR THE                    FOR THE
                           YEAR ENDED                YEAR ENDED                YEAR ENDED                 YEAR ENDED
                       SEPTEMBER 30, 1996        SEPTEMBER 30, 1995        SEPTEMBER 30, 1996         SEPTEMBER 30, 1995
                     ------------------------  ------------------------  ------------------------  --------------------------
                       SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT       SHARES        AMOUNT
                     ----------  ------------  ----------  ------------  ----------  ------------  -----------  -------------
   Shares sold.....     753,893  $ 12,709,149   2,404,163  $ 37,806,801   3,214,655  $ 53,717,531    8,964,323  $ 134,971,138
   Reinvested
    dividends......     285,095     4,507,347      14,956       207,075     277,108     4,315,647      372,862      5,128,338
   Shares redeemed.    (533,503)   (8,978,653)   (181,804)   (2,884,125) (3,702,537)  (61,373,567) (11,706,255)  (177,081,024)
                     ----------  ------------  ----------  ------------  ----------  ------------  -----------  -------------
   Net increase
    (decrease).....     505,485  $  8,237,843   2,237,315  $ 35,129,751    (210,774) $ (3,340,389)  (2,369,070) $ (36,981,548)
                     ==========  ============  ==========  ============  ==========  ============  ===========  =============
                                                            MID-CAP GROWTH FUND
                     --------------------------------------------------------------------------------------------------------
                                         CLASS A                                              CLASS B
                     --------------------------------------------------  ----------------------------------------------------
                             FOR THE                   FOR THE                   FOR THE                    FOR THE
                           YEAR ENDED                YEAR ENDED                YEAR ENDED                 YEAR ENDED
                       SEPTEMBER 30, 1996        SEPTEMBER 30, 1995        SEPTEMBER 30, 1996         SEPTEMBER 30, 1995
                     ------------------------  ------------------------  ------------------------  --------------------------
                       SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT       SHARES        AMOUNT
                     ----------  ------------  ----------  ------------  ----------  ------------  -----------  -------------
   Shares sold.....     585,749  $ 10,047,757     247,141  $  3,926,322   1,569,285  $ 26,612,848    4,235,563  $  62,818,790
   Reinvested
    dividends......     262,450     4,236,039       5,781        79,602      66,071     1,049,943        1,748         24,200
   Shares redeemed.    (609,879)  (10,404,579)   (521,946)   (7,755,976) (1,386,338)  (23,587,448)  (3,989,374)   (59,135,991)
                     ----------  ------------  ----------  ------------  ----------  ------------  -----------  -------------
   Net increase
    (decrease).....     238,320  $  3,879,217    (269,024) $ (3,750,052)    249,018  $  4,075,343      247,937  $   3,706,999
                     ==========  ============  ==========  ============  ==========  ============  ===========  =============

 SUNAMERICA EQUITY FUNDS
 NOTES TO FINANCIAL STATEMENTS -- September 30, 1996 -- (continued)

                                                          SMALL COMPANY GROWTH FUND
                     -----------------------------------------------------------------------------------------------------------
                                          CLASS A                                               CLASS B
                     ----------------------------------------------------  -----------------------------------------------------
                             FOR THE                    FOR THE                    FOR THE                     FOR THE
                            YEAR ENDED                 YEAR ENDED                 YEAR ENDED                 YEAR ENDED
                        SEPTEMBER 30, 1996         SEPTEMBER 30, 1995         SEPTEMBER 30, 1996         SEPTEMBER 30, 1995
                     -------------------------  -------------------------  -------------------------  --------------------------
                       SHARES       AMOUNT        SHARES       AMOUNT        SHARES       AMOUNT        SHARES        AMOUNT
                     ----------  -------------  ----------  -------------  ----------  -------------  -----------  -------------
   Shares sold.....   6,607,402  $ 153,907,782   6,544,632  $ 130,462,164   6,285,098  $ 144,713,218    9,886,153  $ 196,092,402
   Reinvested
    dividends......     725,288     15,398,224      54,753        964,756     543,295     11,327,669       62,016      1,085,149
   Shares redeemed.  (4,425,505)  (102,867,176) (5,262,148)  (102,586,803) (5,086,621)  (116,292,585) (10,265,178)  (202,833,358)
                     ----------  -------------  ----------  -------------  ----------  -------------  -----------  -------------
   Net increase
    (decrease).....   2,907,185  $  66,438,830   1,337,237  $  28,840,117   1,741,772  $  39,748,302     (317,009) $  (5,655,807)
                     ==========  =============  ==========  =============  ==========  =============  ===========  =============
                                                             GLOBAL BALANCED FUND
                     -----------------------------------------------------------------------------------------------------------
                                          CLASS A                                               CLASS B
                     ----------------------------------------------------  -----------------------------------------------------
                             FOR THE                    FOR THE                    FOR THE                     FOR THE
                            YEAR ENDED                 YEAR ENDED                 YEAR ENDED                 YEAR ENDED
                        SEPTEMBER 30, 1996         SEPTEMBER 30, 1995         SEPTEMBER 30, 1996         SEPTEMBER 30, 1995
                     -------------------------  -------------------------  -------------------------  --------------------------
                       SHARES       AMOUNT        SHARES       AMOUNT        SHARES       AMOUNT        SHARES        AMOUNT
                     ----------  -------------  ----------  -------------  ----------  -------------  -----------  -------------
   Shares sold.....     419,512  $   3,129,820     750,764  $   5,173,301     771,725  $   5,700,564    1,150,637  $   7,847,490
   Reinvested
    dividends......      63,292        449,372       4,067         27,252      93,522        662,149        2,161         14,461
   Shares redeemed.    (488,115)    (3,602,549) (1,342,777)    (9,319,908)   (672,645)    (4,972,923)  (1,199,716)    (8,126,345)
                     ----------  -------------  ----------  -------------  ----------  -------------  -----------  -------------
   Net increase
    (decrease).....      (5,311) $     (23,357)   (587,946) $  (4,119,355)    192,602  $   1,389,790      (46,918) $    (264,394)
                     ==========  =============  ==========  =============  ==========  =============  ===========  =============
                                                            GROWTH AND INCOME FUND
                     -----------------------------------------------------------------------------------------------------------
                                          CLASS A                                               CLASS B
                     ----------------------------------------------------  -----------------------------------------------------
                             FOR THE                    FOR THE                    FOR THE                     FOR THE
                            YEAR ENDED                 YEAR ENDED                 YEAR ENDED                 YEAR ENDED
                        SEPTEMBER 30, 1996         SEPTEMBER 30, 1995         SEPTEMBER 30, 1996         SEPTEMBER 30, 1995
                     -------------------------  -------------------------  -------------------------  --------------------------
                       SHARES       AMOUNT        SHARES       AMOUNT        SHARES       AMOUNT        SHARES        AMOUNT
                     ----------  -------------  ----------  -------------  ----------  -------------  -----------  -------------
   Shares sold.....   1,608,366  $  15,926,962     542,589  $   4,112,191   1,180,720  $  11,686,226      301,384  $   2,380,132
   Reinvested
    dividends......      32,680        297,897      25,040        190,918      19,593        176,116        7,758         61,110
   Shares redeemed.     (46,202)      (441,023)   (562,875)    (4,274,466)   (172,820)    (1,683,504)     (37,348)      (295,806)
                     ----------  -------------  ----------  -------------  ----------  -------------  -----------  -------------
   Net increase....   1,594,844  $  15,783,836       4,754  $      28,643   1,027,493  $  10,178,838      271,794  $   2,145,436
                     ==========  =============  ==========  =============  ==========  =============  ===========  =============

 SUNAMERICA EQUITY FUNDS
 NOTES TO FINANCIAL STATEMENTS -- September 30, 1996 -- (continued)

Note 9. Commitments and Contingencies

  The SunAmerica family of mutual funds may borrow up to $75,000,000 under an uncommitted line of credit with State Street Bank and Trust Company, the Funds' custodian, with interest payable at the Federal Funds rate plus 100 basis points. Borrowings under the line of credit will commence when the respective Fund's cash shortfall exceeds $100,000.

Note 10. Trustees Retirement Plan

  The Trustees (and Directors) of the SunAmerica Family of Mutual Funds have adopted the SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993 for the unaffiliated Trustees. The Retirement Plan provides generally that if an unaffiliated Trustee who has at least 10 years of consecutive service as a Disinterested Trustee of any of the SunAmerica mutual funds (an "Eligible Trustee") retires after reaching age 60 but before age 70 or dies while a Trustee, such person will be eligible to receive a retirement or death benefit from each SunAmerica mutual fund with respect to which he or she is an Eligible Trustee. As of each birthday, prior to the 70th birthday, but in no event for a period greater than 10 years, each Eligible Trustee will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Trustee of each SunAmerica mutual fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.5% of any amounts credited under the preceding clause during prior years, is added to each Eligible Trustee's account until such Eligible Trustee reaches his or her 70th birthday. An Eligible Trustee may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to fifteen annual installments. As of September 30, 1996, Balanced Assets Fund, Blue Chip Growth Fund, Mid-Cap Growth Fund, Small Company Growth Fund, Global Balanced Fund and Growth and Income Fund had accrued $15,032, $4,872, $2,539, $7,974, $1,258 and
  $298, respectively, for the Retirement Plan, which is included in accrued expenses on the Statement of Assets and Liabilities, and for the year ended September 30, 1996 expensed $9,912, $3,005, $1,653, $5,731, $822 and $240, respectively, for the Retirement Plan, which is included in Trustees' fees and expenses on the Statement of Operations.

Note 11. Subsequent Event

  On October 1, 1996 Balanced Assets Fund and Small Company Growth Fund offered Class Z shares exclusively for sale to employees participating in the SunAmerica profit sharing and retirement plan.

 SUNAMERICA EQUITY FUNDS
 REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of SunAmerica Equity Funds

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of SunAmerica Balanced Assets Fund, SunAmerica Blue Chip Growth Fund, SunAmerica Mid-Cap Growth Fund, SunAmerica Small Company Growth Fund, SunAmerica Global Balanced Fund and SunAmerica Growth and Income Fund (constituting SunAmerica Equity Funds, hereafter referred to as the "Fund") at September 30, 1996, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1996 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP

1177 Avenue of the Americas
New York, New York
November 15, 1996

 SUNAMERICA EQUITY FUNDS
 SHAREHOLDER TAX INFORMATION (unaudited)

Certain tax information regarding the SunAmerica Equity Funds is required to be provided to shareholders based upon each Fund's income and distributions for the taxable year ended September 30, 1996. The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 1996. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to you under separate cover in January 1997.

During the year ended September 30, 1996 the Funds paid the following dividends per share:

                               TOTAL   ORDINARY NET SHORT-TERM   NET LONG-TERM
                             DIVIDENDS  INCOME   CAPITAL GAINS   CAPITAL GAINS
                             --------- -------- --------------- ---------------
Balanced Assets Class A.....   $1.27     $.28        $ .73           $.26
Balanced Assets Class B.....    1.17      .18          .73            .26
Blue Chip Growth Class A....    1.91      --          1.39            .52
Blue Chip Growth Class B....    1.91      --          1.39            .52
Mid-Cap Growth Class A......    2.11      --          1.52            .59
Mid-Cap Growth Class B......    2.11      --          1.52            .59
Small Company Growth Class
 A..........................    4.53      --          4.43            .10
Small Company Growth Class
 B..........................    4.53      --          4.43            .10
Global Balanced Class A.....     .42      .42          --             --
Global Balanced Class B.....     .38      .38          --             --
Growth and Income Class A...     .56      .17          .39            --
Growth and Income Class B...     .52      .13          .39            --

  For the year ended September 30, 1996, 19.44%, 17.42%, 3.87%, 28.30% and
14.43% of the dividends paid from ordinary income by Balanced Assets Fund, Blue Chip Growth Fund, Mid-Cap Growth Fund, Global Balanced Fund and Growth and Income Fund respectively, qualified for the 70% dividends received deductions for corporations.

                                    APPENDIX

                  CORPORATE BOND AND COMMERCIAL PAPER RATINGS

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S ("MOODY'S") CORPORATE RATINGS

  Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

  Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

  A    Bonds which are rated A possess many favorable investment attributes and are to considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

  Baa Bonds which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

  Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

  B    Bonds which are rated B generally lack characteristics of desirable investments.  Assurance of interest and principal

                                   Appendix-1
payments or of maintenance of other terms of the contract over any long period of time may be small.

  Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

  Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

  C    Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

  Note:   Moody's may apply numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system.
The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of the generic rating category.

DESCRIPTION OF MOODY'S COMMERCIAL PAPER RATINGS

  The term "commercial paper" as used by Moody's means promissory obligations not having an original maturity in excess of nine months. Moody's makes no representations as to whether such commercial paper is by any other definition "commercial paper" or is exempt from registration under the Securities Act.

  Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's makes no representation that such obligations are exempt from registration under the Securities Act, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

  Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics:

  -- Leading market positions in well established industries
  -- High rates of return on funds employed
  -- Conservative capitalization structures with moderate reliance on debt and ample asset protection
  -- Broad margins in earnings coverage of fixed financial charges and high internal cash generation

                                   Appendix-2

  --   Well established access to a range of financial markets and assured sources of alternate liquidity.

  Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

  Issuers rated PRIME-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

  Issuers rated NOT PRIME do not fall within any of the Prime rating categories.

  If an issuer represents to Moody's that its commercial paper obligations are supported by the credit of another entity or entities, then the name or names of such supporting entity or entities are listed within parentheses beneath the name of the issuer, or there is a footnote referring the reader to another page for the name or names of the supporting entity or entities. In assigning ratings to such issuers, Moody's evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment. Moody's makes no representation and gives no opinion on the legal validity or enforceability of any support arrangement. You are cautioned to review with your counsel any questions regarding particular support arrangements.

  Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

                                   Appendix-3

DESCRIPTION OF STANDARD & POOR'S CORPORATE DEBT RATINGS

  A Standards & Poor's corporate or municipal rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligers such as guarantors, insurers, or lessees.

  The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

  The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable.
Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other reasons.

  The ratings are based, in varying degrees, on the following considerations:
(1) likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation: (2) nature of and provisions of the obligation; and (3) protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

AAA Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

A    Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

  BBB Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.

   Debt rated BB, B, CCC, CC and C are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates

                                   Appendix-4
the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

  BB Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payment. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB - rating.

  B    Debt rated B has a greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

  CCC Debt rated CCC has a current identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payments of interest and repayments of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

  CC The rating CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC rating.

  C    The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC-debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.

  CI The rating CI is reserved for income bonds on which no interest is being paid.

  D    Debt rated D is in default.  The D rating is assigned on the day an interest or principal payment is missed. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

                                   Appendix-5

  Plus (+) or minus (-): The ratings of AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these ratings categories.

  Provisional ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood or risk of default upon failure of such completion. The investor should exercise judgment with respect to such likelihood and risk.

L The letter "L" indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is insured by the Federal Savings & Loan Insurance Corp. or the Federal Deposit Insurance Corp. and interest is adequately collateralized.

* Continuance of the rating is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

  NR Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

  Debt Obligations of Issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the credit worthiness of the obligor but do not take into account currency exchange and related uncertainties.

BOND INVESTMENT QUALITY STANDARDS: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories ("AAA", "AA", "A", "BBB", commonly known as "investment grade" ratings) are generally regarded as eligible for bank investment. In addition, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies and fiduciaries generally.

DESCRIPTION OF STANDARD & POOR'S COMMERCIAL PAPER RATINGS.

  A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of not more than 365 days. Ratings are graded into

                                   Appendix-6
four categories, ranging from "A" for the highest quality obligations to "D" for the lowest.

  A    Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

  A-1 This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

  A-2 Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated "A-1".

  A-3 Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effect of changes in circumstances than obligations carrying the higher designations.

  B    Issues rated "B" are regarded as having only adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.

  C    This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

  D    This rating indicates that the issue is either in default or is expected to be in default upon maturity.

  The commercial paper rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor's by the issuer or obtained from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

                                   Appendix-7

                                    PART C
                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits.

     (a)  Financial Statements:

          Set forth in Part B of Registrant's Statement of Additional Information are the audited financial statements of the SunAmerica Equity Funds with respect to Registrant's fiscal year ended September 30, 1996. Selected per share data and ratios are set forth in Part A of the Prospectus under the caption "Financial Highlights." No financial statements are included in Part C. All other financial statements, schedules and historical financial information are omitted because the conditions requiring their filing do not exist.

     (b)  Exhibits:

          (1) Declaration of Trust, as amended is incorporated herein by reference to Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-8021) filed on January 12, 1996.

          (2) By-Laws, as amended are incorporated herein by reference to Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-8021) filed on January 12, 1996.

          (3)      Inapplicable.

          (4)      Inapplicable.

          (5)(a)   Investment Advisory and Management Agreement.

          (5)(b)   Sub-Advisory Agreement.

          (6)(a)   Distribution Agreement.

          (6)(b)   Form of Dealer Agreement.

          (7)      Directors'/Trustees' Retirement Plan.

          (8)      Custodian Contract, as amended.

          (9)(a)   Transfer Agency and Service Agreement.

          (9)(b)   Service Agreement, as amended.

          (10)     Inapplicable.

          (11)     Consent of Independent Accountants.

          (12)     Inapplicable.

          (13)     Inapplicable.

          (14) Model Retirement Plans are incorporated herein by reference to Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-8021) filed on January 12, 1996.

          (15)     Distribution Plans.

          (16) Schedule of Computation of Performance Quotations is incorporated herein by reference to Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-8021) filed on January 12, 1996.

          (17) Powers of Attorney are incorporated herein by reference to Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-8021) filed on January 12, 1996.

          (18)     Plan Pursuant to Rule 18f-3.

Item 25.  Persons Controlled By or Under Common Control With Registrant.

          There are no persons controlled by or under common control with Registrant.

Item 26.  Number of Holders of Securities.


                                  Class A Shares     Class B Shares     Class Z Shares
                                 Number of Record   Number of Record   Number of Record
                                   Holders as of      Holders as of      Holders as of
Title of Class                   December 31, 1996  December 31, 1996  December 31, 1996
-------------------------------  -----------------  -----------------  -----------------

Balanced Assets Fund                   16,014              9,761                  2
Shares of Beneficial Interest
($.01 par value)

Blue Chip Growth Fund                   7,249              3,752
Shares of Beneficial Interest
($.01 par value)

Mid-Cap Growth Fund                     3,674              1,349
Shares of Beneficial Interest
($.01 par value)


Small Company Growth Fund              17,031              8,919                  2
Shares of Beneficial Interest
($.01 par value)

Global Balanced Fund                    1,015              1,436
Shares of Beneficial Interest
($.01 par value)

Growth and Income Fund                  1,741              1,562
Shares of Beneficial Interest
($.01 par value)

Item 27.  Indemnification.

          Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by the controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.  Business and Other Connections of the Investment Adviser.

          Information concerning the business and other connections of SunAmerica Asset Management Corp. is incorporated herein by reference to SunAmerica Asset Management Corp.'s Form ADV (File No. 801-19813) and information concerning the business and other connections of AIGAM is incorporated herein by reference to AIGAM's Form ADV (File No. 801-42213), which are currently on file with the Securities and Exchange Commission.

          Reference is also made to the caption "Management of the Trust" in the Prospectus constituting Part A of the Registration Statement and "Adviser, Sub-Advisers, Distributor and Administrator" and "Trustees and Officers" constituting Part B of the Registration Statement.

Item 29.  Principal Underwriters.

     (a) The principal underwriter of the Registrant also acts as principal underwriter for:

          SunAmerica Income Funds
          SunAmerica Money Market Funds, Inc.
          Style Select Series, Inc.

     (b) The following persons are the officers and directors of SunAmerica Capital Services, Inc., the principal underwriter of Registrant's
          Shares:

          Name and Principal             Position          Position with the
          Business Address               With Underwriter  Registrant
          ------------------             ----------------  -----------------

          J. Steven Neamtz               President         None
          The SunAmerica Center
          733 Third Avenue
          New York, NY  10017-3204

          Robert M. Zakem                Executive Vice    Secretary and
          The SunAmerica Center          President and     Chief Compliance
          733 Third Avenue               Director          Officer
          New York, NY  10017-3204

          Susan L. Harris                Secretary         None
          SunAmerica Inc.
          1 SunAmerica Center
          Los Angeles, CA  90067-6022

          Steven E. Rothstein            Treasurer         None
          The SunAmerica Center
          733 Third Avenue
          New York, NY  10017-3204

     (c)  Inapplicable.

Item 30.  Location of Accounts and Records.

          1. SunAmerica Asset Management Corp., The SunAmerica Center, 733 Third Avenue, New York, NY 10017-3204, or an affiliate thereof, maintains physical possession of each such accounts, books or other documents of Registrant, except for those maintained by Registrant's custodian, State Street Bank and Trust Company, 1776 Heritage Drive, North Quincy, MA 02171, and its affiliate, National Financial Data Services, P.O. Box 419572, Kansas City, MO 64141-6572.

Item 31.  Management Services.

          Inapplicable.

Item 32.  Undertakings.

          Registrant hereby undertakes:

          (c) To furnish, upon request and without charge, to each person to whom a Prospectus is delivered a copy of the Registrant's latest annual report to shareholders.

                                  SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933, as amended, (the "1933 Act") and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all of the requirements for effectiveness of the Post-Effective Amendment No. 19 to the Registration Statement (the "Post-Effective Amendment") pursuant to Rule 485(b) under the 1933 Act and that Registrant has duly caused the Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 27th of January, 1997.

                                        SUNAMERICA EQUITY FUNDS



                                        By:/s/Peter A. Harbeck
                                        Peter A. Harbeck,
                                        President and Trustee

        Pursuant to the requirements of the 1933 Act, the Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated:



/s/Peter A. Harbeck     President and Trustee                   January 24, 1997
Peter A. Harbeck        (Principal Executive Officer)


        *               Treasurer                               January 24, 1997
---------------------   (Principal Accounting
Peter C. Sutton          and Financial Officer)


        *               Trustee                                 January 24, 1997
---------------------
Peter McMillan III



        *               Trustee                                 January 24, 1997
---------------------
S. James Coppersmith



        *               Trustee                                 January 24, 1997
---------------------
Samuel M. Eisenstat



        *               Trustee                                 January 24, 1997
---------------------
Stephen J. Gutman



        *               Trustee                                 January 24, 1997
---------------------
Sebastiano Sterpa



*By:/s/Robert M. Zakem
    Robert M. Zakem, Attorney-in-Fact

                            SUNAMERICA EQUITY FUNDS
                                 EXHIBIT INDEX


Exhibit No.                           Name

 (5)(a)        Investment Advisory and Management Agreement.

 (5)(b)        Sub-Advisory Agreement.

 (6)(a)        Distribution Agreement.

 (6)(b)        Form of Dealer Agreement.

 (7)           Directors'/Trustees' Retirement Plan.

 (8)           Custodian Contract, as amended.

 (9)(a)        Transfer Agency and Service Agreement.

 (9)(b)        Service Agreement, as amended.

 (11)          Consent of Independent Accountants.

 (15)          Distribution Plans.

 (18)          Plan Pursuant to Rule 18f-3.

 (27)          Financial Data Schedules